Schedule of Investments (unaudited)
December 31, 2021
BlackRock Balanced Capital Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 55.7%
Master Advantage Large Cap Core Portfolio of Master Large Cap Series LLC	$ 1,091,027,594	$ 1,091,027,594
Fixed-Income Funds — 24.5%
iShares Core U.S. Aggregate Bond ETF	473,739	54,044,145
Master Total Return Portfolio of Master Bond LLC	$ 424,662,711	424,662,711
		478,706,856
Total Long-Term Investments — 80.2% (Cost: $1,301,977,221)		1,569,734,450
	Shares
Short-Term Securities(a)(b)
Money Market Funds — 19.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.00%	376,484,003	376,484,003
Total Short-Term Securities — 19.3% (Cost: $376,484,003)		376,484,003
Total Investments — 99.5% (Cost: $1,678,461,224)		1,946,218,453
Other Assets Less Liabilities — 0.5%		10,096,601
Net Assets — 100.0%		$ 1,956,315,054
(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares/ Investment Value Held at 12/31/21	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 362,498,196	$ 13,985,807(a)	$ —	$ —	$ —	$ 376,484,003	376,484,003	$ 5,895	$ —
iShares Core U.S. Aggregate Bond ETF	54,399,450	—	—	—	(355,305)	54,044,145	473,739	302,037	—
Master Advantage Large Cap Core Portfolio of Master Large Cap Series LLC	985,394,792	2,375,511(a)(b)	—	28,950,192	74,307,099	1,091,027,594	$1,091,027,594	2,367,562	—
Master Total Return Portfolio of Master Bond LLC	424,270,601	2,162,609(a)(b)	—	977,404	(2,747,903)	424,662,711	$424,662,711	2,226,186	—
				$ 29,927,596	$ 71,203,891	$ 1,946,218,453		$ 4,901,680	$ —
(a)	Represents net shares/investment value purchased (sold).
(b)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
BlackRock Balanced Capital Fund, Inc. (the “Fund”) seeks to achieve its investment objective by investing a significant amount of its assets in Master Advantage Large Cap Core Portfolio of Master Large Cap Series LLC and Master Total Return Portfolio of Master Bond LLC (collectively the “Master Portfolios”), which have the same investment objectives and strategies as the Fund. As of period end, the value of the investments and the percentage owned by the Fund of Master Advantage Large Cap Core Portfolio and Master Total Return Portfolio were $1,091,027,594 and $424,662,711, respectively and 23.1% and 1.9%, respectively.
Schedule of Investments

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BlackRock Balanced Capital Fund, Inc.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	665	03/18/22	$ 158,220	$ 1,857,367
U.S. Treasury Notes (10 Year)	1,129	03/22/22	147,299	1,128,560
U.S. Ultra Treasury Bonds	118	03/22/22	23,261	282,601
				3,268,528
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 54,044,145	$ —	$ —	$ 54,044,145
Short-Term Securities
Money Market Funds	376,484,003	—	—	376,484,003
	$ 430,528,148	$ —	$ —	430,528,148
Investments valued at NAV(a)				1,515,690,305
				$ 1,946,218,453
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 1,857,367	$ —	$ —	$ 1,857,367
Interest Rate Contracts	1,411,161	—	—	1,411,161
	$ 3,268,528	$ —	$ —	$ 3,268,528
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2021

Schedule of Investments (unaudited)
December 31, 2021
Master Advantage Large Cap Core Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.7%
Axon Enterprise, Inc.(a)	8,270	$ 1,298,390
Lockheed Martin Corp.	80,699	28,681,232
Mercury Systems, Inc.(a)	11,282	621,187
Northrop Grumman Corp.	3,049	1,180,176
		31,780,985
Air Freight & Logistics — 1.6%
CH Robinson Worldwide, Inc.	232,653	25,040,443
Expeditors International of Washington, Inc.	305,339	41,003,974
United Parcel Service, Inc., Class B	34,748	7,447,886
		73,492,303
Auto Components — 0.6%
BorgWarner, Inc.	673,835	30,369,743
Automobiles — 1.7%
Rivian Automotive, Inc., Class A(a)(b)	65,218	6,762,454
Tesla, Inc.(a)	67,778	71,626,435
		78,388,889
Banks — 2.9%
Bank of America Corp.	136,133	6,056,557
Bank of Hawaii Corp.	24,611	2,061,417
Citigroup, Inc.	428,806	25,895,594
First Republic Bank	256,797	53,031,149
Huntington Bancshares, Inc.	101,520	1,565,438
JPMorgan Chase & Co.	67,007	10,610,559
Pinnacle Financial Partners, Inc.	66,908	6,389,714
PNC Financial Services Group, Inc.	45,299	9,083,356
Regions Financial Corp.	502,243	10,948,898
Signature Bank	25,939	8,390,488
Western Alliance Bancorp	37,219	4,006,625
		138,039,795
Beverages — 0.8%
Coca-Cola Europacific Partners PLC	140,101	7,835,849
Keurig Dr Pepper, Inc.	293,558	10,820,548
Molson Coors Beverage Co., Class B	277,631	12,868,197
PepsiCo, Inc.	36,044	6,261,203
		37,785,797
Biotechnology — 1.3%
AbbVie, Inc.	128,077	17,341,626
Amgen, Inc.	148,229	33,347,078
Biogen, Inc.(a)(b)	9,720	2,332,023
Gilead Sciences, Inc.	30,264	2,197,469
Moderna, Inc.(a)	3,343	849,055
Regeneron Pharmaceuticals, Inc.(a)	9,177	5,795,459
		61,862,710
Building Products — 1.2%
Allegion PLC	53,040	7,024,618
Builders FirstSource, Inc.(a)	11,108	952,067
Lennox International, Inc.	19,847	6,437,573
Masco Corp.	6,475	454,674
Owens Corning	15,274	1,382,297
Trane Technologies PLC	209,232	42,271,141
		58,522,370
Capital Markets — 1.8%
Apollo Global Management, Inc.	61,751	4,472,625
CME Group, Inc.	14,127	3,227,455
FactSet Research Systems, Inc.	21,305	10,354,443
Goldman Sachs Group, Inc.	3,440	1,315,972
Intercontinental Exchange, Inc.	52,258	7,147,327
Security	Shares	Value
Capital Markets (continued)
Moody’s Corp.	4,121	$ 1,609,580
Morgan Stanley	164,514	16,148,694
S&P Global, Inc.	65,657	30,985,508
Stifel Financial Corp.	152,536	10,741,585
		86,003,189
Chemicals — 1.1%
Corteva, Inc.	9,201	435,023
Ecolab, Inc.	121,729	28,556,406
Mosaic Co.	28,303	1,112,025
Sherwin-Williams Co.	56,705	19,969,233
		50,072,687
Commercial Services & Supplies — 0.2%
IAA, Inc.(a)	66,416	3,361,978
Waste Connections, Inc.	55,887	7,615,721
		10,977,699
Communications Equipment — 0.2%
Juniper Networks, Inc.	245,558	8,768,876
Construction Materials — 0.2%
Martin Marietta Materials, Inc.	4,062	1,789,392
Vulcan Materials Co.	39,785	8,258,571
		10,047,963
Consumer Finance — 1.6%
Ally Financial, Inc.	824,060	39,233,497
American Express Co.	157,002	25,685,527
Capital One Financial Corp.	63,115	9,157,355
		74,076,379
Containers & Packaging — 0.1%
Avery Dennison Corp.	8,614	1,865,534
Westrock Co.	41,614	1,845,997
		3,711,531
Diversified Consumer Services — 0.5%
H&R Block, Inc.	531,162	12,514,177
Service Corp. International	137,599	9,768,153
		22,282,330
Diversified Financial Services — 1.2%
Berkshire Hathaway, Inc., Class B(a)	17,895	5,350,605
Voya Financial, Inc.	804,396	53,339,499
		58,690,104
Diversified Telecommunication Services — 0.0%
Verizon Communications, Inc.	24,120	1,253,275
Electric Utilities — 1.1%
Entergy Corp.	4,638	522,471
NextEra Energy, Inc.	128,212	11,969,872
OGE Energy Corp.	901,489	34,599,148
Pinnacle West Capital Corp.	27,023	1,907,553
Portland General Electric Co.	28,389	1,502,346
		50,501,390
Electrical Equipment — 0.1%
AMETEK, Inc.	46,736	6,872,061
Electronic Equipment, Instruments & Components — 0.6%
Flex Ltd.(a)	574,319	10,527,267
Keysight Technologies, Inc.(a)	83,853	17,316,483
Zebra Technologies Corp., Class A(a)	2,115	1,258,848
		29,102,598
Energy Equipment & Services — 0.9%
Schlumberger NV	1,432,030	42,889,299

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Advantage Large Cap Core Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Entertainment — 1.4%
Roku, Inc.(a)	63,080	$ 14,394,856
Spotify Technology SA(a)	46,474	10,876,310
Walt Disney Co.(a)	190,934	29,573,767
Zynga, Inc., Class A(a)	1,693,089	10,835,770
		65,680,703
Equity Real Estate Investment Trusts (REITs) — 3.0%
American Homes 4 Rent, Class A	197,650	8,619,516
Brixmor Property Group, Inc.	281,268	7,147,020
CubeSmart	429,538	24,445,007
Extra Space Storage, Inc.	50,089	11,356,679
Life Storage, Inc.	155,454	23,812,444
Prologis, Inc.	394,730	66,456,743
RLJ Lodging Trust	73	1,017
Sun Communities, Inc.	3,375	708,649
		142,547,075
Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	104,229	59,170,803
Walmart, Inc.	127,330	18,423,378
		77,594,181
Food Products — 0.4%
Kellogg Co.	60,030	3,867,132
McCormick & Co., Inc.	131,283	12,683,251
		16,550,383
Gas Utilities — 0.1%
UGI Corp.	109,144	5,010,801
Health Care Equipment & Supplies — 2.1%
Abbott Laboratories	28,251	3,976,046
Align Technology, Inc.(a)	24,175	15,887,326
Dexcom, Inc.(a)	34,621	18,589,746
Hologic, Inc.(a)	33,235	2,544,472
IDEXX Laboratories, Inc.(a)	85,345	56,196,269
Medtronic PLC	8,265	855,014
Stryker Corp.	10,453	2,795,341
		100,844,214
Health Care Providers & Services — 1.9%
AmerisourceBergen Corp.	13,658	1,815,011
Anthem, Inc.	63,683	29,519,618
Cigna Corp.	34,265	7,868,272
CVS Health Corp.	37,955	3,915,438
McKesson Corp.	116,022	28,839,588
UnitedHealth Group, Inc.	39,276	19,722,051
		91,679,978
Health Care Technology — 0.2%
Cerner Corp.	30,789	2,859,374
Teladoc Health, Inc.(a)	66,508	6,106,765
		8,966,139
Hotels, Restaurants & Leisure — 1.1%
Booking Holdings, Inc.(a)	13,340	32,005,728
International Game Technology PLC	48,264	1,395,312
McDonald’s Corp.	50,342	13,495,180
Travel + Leisure Co.	54,102	2,990,218
Wynn Resorts Ltd.(a)	16,871	1,434,710
		51,321,148
Household Durables — 0.7%
DR Horton, Inc.	110,641	11,999,017
Whirlpool Corp.	87,855	20,616,054
		32,615,071
Security	Shares	Value
Household Products — 1.6%
Colgate-Palmolive Co.	686,160	$ 58,556,894
Procter & Gamble Co.	100,813	16,490,991
		75,047,885
Independent Power and Renewable Electricity Producers — 0.0%
Sunnova Energy International, Inc.(a)(b)	20,623	575,794
Industrial Conglomerates — 0.5%
General Electric Co.	13,473	1,272,794
Honeywell International, Inc.	60,290	12,571,068
Roper Technologies, Inc.	21,406	10,528,755
		24,372,617
Insurance — 3.6%
Allstate Corp.	5,214	613,427
Athene Holding Ltd., Class A(a)	12,002	1,000,127
Everest Re Group Ltd.	5,188	1,421,097
Marsh & McLennan Cos., Inc.	366,212	63,654,970
MetLife, Inc.	825,059	51,557,937
Reinsurance Group of America, Inc.	49,265	5,394,025
Travelers Cos., Inc.	144,748	22,642,929
Willis Towers Watson PLC	101,466	24,097,160
		170,381,672
Interactive Media & Services — 6.0%
Alphabet, Inc., Class A(a)	47,762	138,368,425
Alphabet, Inc., Class C(a)	29,287	84,744,570
Meta Platforms, Inc., Class A(a)	153,781	51,724,239
Twitter, Inc.(a)	109,602	4,736,999
ZoomInfo Technologies, Inc.(a)	25,481	1,635,880
		281,210,113
Internet & Direct Marketing Retail — 3.6%
Amazon.com, Inc.(a)	50,845	169,534,517
IT Services — 4.7%
Accenture PLC, Class A	34,831	14,439,191
Automatic Data Processing, Inc.	119,067	29,359,541
Broadridge Financial Solutions, Inc.	11,194	2,046,487
EPAM Systems, Inc.(a)(b)	1,798	1,201,873
Fidelity National Information Services, Inc.	313,761	34,247,013
Global Payments, Inc.	33,217	4,490,274
Marqeta, Inc., Class A(a)	19,318	331,690
Mastercard, Inc., Class A	26,894	9,663,552
Okta, Inc.(a)	64,882	14,544,598
PayPal Holdings, Inc.(a)	106,929	20,164,671
Visa, Inc., Class A	414,211	89,763,666
		220,252,556
Life Sciences Tools & Services — 2.5%
Agilent Technologies, Inc.	349,713	55,831,680
Bruker Corp.	27,155	2,278,576
Danaher Corp.	147,000	48,364,470
Illumina, Inc.(a)	8,132	3,093,738
Syneos Health, Inc.(a)(b)	29,664	3,045,900
Thermo Fisher Scientific, Inc.	7,750	5,171,110
		117,785,474
Machinery — 2.6%
Caterpillar, Inc.	51,050	10,554,077
Deere & Co.	4,091	1,402,763
Fortive Corp.	112,234	8,562,332
Illinois Tool Works, Inc.	218,363	53,891,988
Otis Worldwide Corp.	547,372	47,659,680
Stanley Black & Decker, Inc.	7,866	1,483,685
		123,554,525

2021

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Advantage Large Cap Core Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Media — 1.1%
Altice USA, Inc., Class A(a)	150,348	$ 2,432,631
Comcast Corp., Class A	446,352	22,464,896
Discovery, Inc., Class C(a)	33,467	766,394
Fox Corp., Class A	202,511	7,472,656
Fox Corp., Class B	15,776	540,643
Sirius XM Holdings, Inc.(b)	2,545,773	16,165,659
		49,842,879
Metals & Mining — 0.3%
Reliance Steel & Aluminum Co.	77,653	12,596,870
Multiline Retail — 1.3%
Kohl’s Corp.	77,141	3,809,994
Nordstrom, Inc.(a)	352,011	7,962,489
Target Corp.	206,730	47,845,591
		59,618,074
Multi-Utilities — 1.9%
CMS Energy Corp.	22,398	1,456,990
Consolidated Edison, Inc.	502,770	42,896,336
DTE Energy Co.	245,975	29,403,852
NiSource, Inc.	504,426	13,927,202
		87,684,380
Oil, Gas & Consumable Fuels — 1.8%
Chevron Corp.	59,687	7,004,270
Devon Energy Corp.	12,559	553,224
EOG Resources, Inc.	653,514	58,051,649
Kinder Morgan, Inc.	112,976	1,791,799
Phillips 66	142,633	10,335,187
Targa Resources Corp.	11,514	601,491
Williams Cos., Inc.	265,640	6,917,266
		85,254,886
Personal Products — 0.8%
Estee Lauder Cos., Inc., Class A	105,914	39,209,363
Pharmaceuticals — 4.8%
Bristol-Myers Squibb Co.	197,981	12,344,115
Eli Lilly & Co.	97,077	26,814,609
Johnson & Johnson	564,468	96,563,541
Merck & Co., Inc.	135,712	10,400,968
Pfizer, Inc.	346,692	20,472,162
Zoetis, Inc.	254,090	62,005,583
		228,600,978
Professional Services — 0.9%
Equifax, Inc.	118,141	34,590,503
IHS Markit Ltd.	38,994	5,183,083
Robert Half International, Inc.	20,545	2,291,178
		42,064,764
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(a)	66,237	7,187,377
Road & Rail — 1.3%
Landstar System, Inc.	101,929	18,247,330
Lyft, Inc., Class A(a)	8,384	358,248
Old Dominion Freight Line, Inc.	6,977	2,500,417
Ryder System, Inc.	445,945	36,759,247
Schneider National, Inc., Class B	66,842	1,798,718
		59,663,960
Semiconductors & Semiconductor Equipment — 5.5%
Advanced Micro Devices, Inc.(a)	262,327	37,748,855
Applied Materials, Inc.	234,151	36,846,001
Cirrus Logic, Inc.(a)	102,719	9,452,202
Intel Corp.	886,991	45,680,037
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
KLA Corp.	12,127	$ 5,215,944
Lam Research Corp.	14,360	10,326,994
NVIDIA Corp.	264,474	77,784,448
QUALCOMM, Inc.	108,153	19,777,939
Silicon Laboratories, Inc.(a)	21,157	4,367,228
Texas Instruments, Inc.	31,855	6,003,712
Xilinx, Inc.	25,554	5,418,215
		258,621,575
Software — 10.6%
Adobe, Inc.(a)	108,279	61,400,690
Atlassian Corp. PLC, Class A(a)	2,738	1,043,972
Cadence Design Systems, Inc.(a)	78,395	14,608,908
Crowdstrike Holdings, Inc., Class A(a)	4,726	967,648
HashiCorp, Inc., Class A(a)	50,093	4,560,467
HubSpot, Inc.(a)	6,011	3,962,151
InterDigital, Inc.	9	645
Intuit, Inc.	100,446	64,608,876
Microsoft Corp.	683,136	229,752,300
PagerDuty, Inc.(a)(b)	46,542	1,617,334
salesforce.com, Inc.(a)(b)	76,295	19,388,848
ServiceNow, Inc.(a)	79,609	51,674,998
Workday, Inc., Class A(a)	172,882	47,227,905
		500,814,742
Specialty Retail — 1.3%
Advance Auto Parts, Inc.	29,358	7,042,397
American Eagle Outfitters, Inc.	414,498	10,495,089
Dick’s Sporting Goods, Inc.	7,488	861,045
Home Depot, Inc.	53,820	22,335,838
Lithia Motors, Inc.	7,550	2,241,973
Lowe’s Cos., Inc.	17,675	4,568,634
National Vision Holdings, Inc.(a)	23,645	1,134,724
Penske Automotive Group, Inc.	25,334	2,716,312
Tractor Supply Co.	36,722	8,761,869
		60,157,881
Technology Hardware, Storage & Peripherals — 8.3%
Apple Inc.	1,542,554	273,911,314
Dell Technologies, Inc., Class C(a)	886,633	49,802,176
Hewlett Packard Enterprise Co.	3,029,131	47,769,396
NetApp, Inc.	181,425	16,689,286
Western Digital Corp.(a)	72,160	4,705,553
		392,877,725
Textiles, Apparel & Luxury Goods — 0.7%
Levi Strauss & Co., Class A	465,431	11,649,738
Ralph Lauren Corp.	68,592	8,152,845
Tapestry, Inc.	356,677	14,481,086
		34,283,669
Thrifts & Mortgage Finance — 0.1%
New York Community Bancorp, Inc.	330,423	4,034,465
Radian Group, Inc.	124,280	2,626,036
		6,660,501
Trading Companies & Distributors — 0.3%
SiteOne Landscape Supply, Inc.(a)	52,923	12,822,184
Wireless Telecommunication Services — 0.1%
United States Cellular Corp.(a)	124,094	3,911,443
Total Long-Term Investments — 99.3% (Cost: $3,325,823,886)		4,682,890,070

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Advantage Large Cap Core Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities(c)(d)
Money Market Funds — 1.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.00%	49,873,136	$ 49,873,136
SL Liquidity Series, LLC, Money Market Series, 0.15%(e)	25,925,622	25,928,214
Total Short-Term Securities — 1.6% (Cost: $75,796,398)		75,801,350
Total Investments — 100.9% (Cost: $3,401,620,284)		4,758,691,420
Liabilities in Excess of Other Assets — (0.9)%		(44,640,021)
Net Assets — 100.0%		$ 4,714,051,399
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Master Portfolio.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 44,173,269	$ 5,699,867(a)	$ —	$ —	$ —	$ 49,873,136	49,873,136	$ 693	$ —
SL Liquidity Series, LLC, Money Market Series	10,666,029	15,266,225(a)	—	(2,649)	(1,391)	25,928,214	25,925,622	43,172(b)	—
				$ (2,649)	$ (1,391)	$ 75,801,350		$ 43,865	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	233	03/18/22	$ 55,437	$ 552,905

2021

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Advantage Large Cap Core Portfolio
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Master Portfolio were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 4,682,890,070	$ —	$ —	$ 4,682,890,070
Short-Term Securities
Money Market Funds	49,873,136	—	—	49,873,136
	$ 4,732,763,206	$ —	$ —	4,732,763,206
Investments valued at NAV(a)				25,928,214
				$ 4,758,691,420
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 552,905	$ —	$ —	$ 552,905
(a)	Certain investments of the Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Schedule of Investments

Schedule of Investments (unaudited)
December 31, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities
510 Loan Acquisition Trust, Series 2020-1, Class A, 5.11%, 09/25/60(a)(b)	USD	5,982	$ 6,079,431
522 Funding CLO Ltd.
Series 2019-4A, Class CR, (3 mo. LIBOR US + 2.40%), 2.53%, 04/20/30(a)(c)		625	623,810
Series 2019-4A, Class DR, (3 mo. LIBOR US + 3.65%), 3.78%, 04/20/30(a)(c)		2,170	2,170,855
ACE Securities Corp. Home Equity Loan Trust
Series 2003-OP1, Class A2, (1 mo. LIBOR US + 0.72%), 0.82%, 12/25/33(c)		581	554,298
Series 2006-CW1, Class A2C, (1 mo. LIBOR US + 0.28%), 0.38%, 07/25/36(c)		294	272,574
Series 2007-HE4, Class A2A, (1 mo. LIBOR US + 0.26%), 0.36%, 05/25/37(c)		2,552	625,339
Series 2007-HE4, Class A2C, (1 mo. LIBOR US + 0.60%), 0.70%, 05/25/37(c)		225	58,080
AGL CLO 11 Ltd., Series 2021-11A, Class E, (3 mo. LIBOR US + 6.36%), 6.48%, 04/15/34(a)(c)		250	247,536
AGL CLO 12 Ltd., Series 2021-12A, Class A1, (3 mo. LIBOR US + 1.16%), 1.29%, 07/20/34(a)(c)		7,640	7,659,274
AGL CLO 14 Ltd., Series 2021-14A, Class A, (3 mo. LIBOR US + 1.15%), 1.27%, 12/02/34(a)(c)		1,000	1,003,111
AGL CLO 7 Ltd.
Series 2020-7A, Class AR, (3 mo. LIBOR US + 1.20%), 1.32%, 07/15/34(a)(c)		2,400	2,407,569
Series 2020-7A, Class DR, (3 mo. LIBOR US + 3.10%), 3.22%, 07/15/34(a)(c)		500	499,994
AGL Core CLO 15 Ltd., Series 2021-15A, Class A1, (3 mo. LIBOR US + 1.15%), 0.00%, 01/20/35(a)(c)		250	250,000
AGL Core CLO 2 Ltd., Series 2019-2A, Class A1, (3 mo. LIBOR US + 1.39%), 1.52%, 04/20/32(a)(c)		8,405	8,413,871
AGL Core CLO 4 Ltd., Series 2020-4A, Class A1R, (3 mo. LIBOR US + 1.07%), 1.20%, 04/20/33(a)(c)		3,620	3,620,879
AIG CLO Ltd.
Series 2018-1A, Class A1R, (3 mo. LIBOR US + 1.12%), 1.25%, 04/20/32(a)(c)		1,730	1,729,378
Series 2021-1A, Class E, (3 mo. LIBOR US + 6.60%), 6.73%, 04/22/34(a)(c)		250	248,278
AIMCO CLO
Series 2015-AA, Class BR2, (3 mo. LIBOR US + 1.60%), 1.72%, 10/17/34(a)(c)		1,200	1,200,000
Series 2017-AA, Class AR, (3 mo. LIBOR US + 1.05%), 1.18%, 04/20/34(a)(c)		250	249,050
Series 2017-AA, Class CR, (3 mo. LIBOR US + 2.10%), 2.23%, 04/20/34(a)(c)		500	499,625
Series 2017-AA, Class DR, (3 mo. LIBOR US + 3.15%), 3.28%, 04/20/34(a)(c)		250	250,671
Series 2018-BA, Class AR, (3 mo. LIBOR US + 1.10%), 1.22%, 01/15/32(a)(c)		5,770	5,770,409
Aimco CLO 12 Ltd., Series 2020-12A, Class E, (3 mo. LIBOR US + 6.75%), 6.87%, 01/17/32(a)(c)		250	250,175
Ajax Mortgage Loan Trust
Series 2017-D, Class B, 0.00%, 12/25/57(a)(c)(d)		136	112,090
Series 2018-A, Class B, 0.00%, 04/25/58(a)		76	72,205
Security		Par (000)	Value
Asset-Backed Securities (continued)
Ajax Mortgage Loan Trust
Series 2018-B, Class B, 0.00%, 02/26/57(a)	USD	306	$ 153,176
Series 2018-D, Class A, 3.75%, 08/25/58(a)(c)(d)		8,371	8,431,629
Series 2018-D, Class B, 0.00%, 08/25/58(a)(c)(d)		2,840	2,184,372
Series 2018-E, Class C, 0.00%, 06/25/58(a)(c)		91	88,993
Series 2018-F, Class C, 0.00%, 11/25/58(a)(d)		295	198,881
Series 2018-G, Class A, 4.38%, 06/25/57(a)(c)		7,744	7,734,316
Series 2018-G, Class B, 5.25%, 06/25/57(a)(c)(d)		2,042	1,541,710
Series 2018-G, Class C, 0.00%, 06/25/57(a)		5,261	5,226,720
Series 2019-A, Class A, 3.75%, 08/25/57(a)(c)		7,245	7,304,105
Series 2019-A, Class B, 5.25%, 08/25/57(a)(c)		1,720	1,707,391
Series 2019-A, Class C, 0.00%, 08/25/57(a)(d)		4,304	3,563,473
Series 2019-B, Class A, 3.75%, 01/25/59(a)(c)		13,131	13,236,950
Series 2019-B, Class B, 5.25%, 01/25/59(a)(c)(d)		2,845	2,147,975
Series 2019-B, Class C, 0.00%, 01/25/59(a)		7,248	6,897,572
Series 2019-E, Class A, 3.00%, 09/25/59(a)(b)		13,609	13,646,180
Series 2019-E, Class B, 4.88%, 09/25/59(a)(b)		2,600	2,570,898
Series 2019-E, Class C, 0.00%, 09/25/59(a)		5,595	5,008,781
Series 2019-G, Class A, 3.00%, 09/25/59(a)(b)		12,582	12,590,150
Series 2019-G, Class B, 4.25%, 09/25/59(a)(b)		2,120	2,078,393
Series 2019-G, Class C, 0.00%, 09/25/59(a)		5,386	4,683,907
Series 2019-H, Class A, 3.00%, 11/25/59(a)(b)		7,661	7,692,584
Series 2019-H, Class B, 4.25%, 11/25/59(a)(b)		1,970	1,931,337
Series 2019-H, Class C, 0.00%, 11/25/59(a)		4,837	4,988,189
Series 2020-A, Class A, 2.38%, 12/25/59(a)(b)		22,536	22,414,665
Series 2020-A, Class B, 3.50%, 12/25/59(a)(b)		3,853	3,748,995
Series 2020-A, Class C, 0.00%, 12/25/59(a)(d)		9,236	5,790,895
Series 2020-C, Class A, 2.25%, 09/27/60(a)(b)		2,237	2,237,106
Series 2020-C, Class B, 5.00%, 09/27/60(a)(b)		2,981	3,016,440
Series 2020-C, Class C, 0.00%, 09/27/60(a)		9,389	7,604,681
Series 2020-D, Class A, 2.25%, 06/25/60(a)(b)		6,163	6,147,282
Series 2020-D, Class B, 5.00%, 06/25/60(a)(b)		4,238	4,248,784
Series 2020-D, Class C, 0.00%, 06/25/60(a)		10,015	9,236,973
Series 2021-C, Class A, 2.12%, 01/25/61(a)(b)		17,141	16,978,433
Series 2021-C, Class B, 3.72%, 01/25/61(a)(b)		3,277	3,206,820
Series 2021-C, Class C, 0.00%, 01/25/61(a)		8,401	6,910,857

2021

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Ajax Mortgage Loan Trust
Series 2021-D, Class A, 2.00%, 03/25/60(a)(b)	USD	37,179	$ 36,811,261
Series 2021-D, Class B, 4.00%, 03/25/60(a)(c)(d)		5,836	5,746,611
Series 2021-D, Class C, 0.00%, 03/25/60(a)(c)(d)		8,719	6,770,354
Series 2021-E, Class A1, 1.74%, 12/25/60(a)(c)		28,867	28,612,827
Series 2021-E, Class A2, 2.69%, 12/25/60(a)(c)		4,422	4,381,464
Series 2021-E, Class B1, 3.73%, 12/25/60(a)(c)		2,669	2,619,894
Series 2021-E, Class B3, 4.30%, 12/25/60(a)(c)		7,653	3,720,939
Series 2021-E, Class M1, 2.94%, 12/25/60(a)(c)		1,744	1,722,382
Series 2021-E, Class SA, 0.00%, 12/25/60(a)(c)		161	78,866
Series 2021-E, Class XS, 0.00%, 12/25/60(a)(c)		125,666	3,632,888
Series 2021-F, Class A, 1.88%, 06/25/61(a)(b)		52,853	52,177,463
Series 2021-F, Class B, 3.75%, 06/25/61(a)(b)		6,403	6,326,413
Series 2021-F, Class C, 0.00%, 06/25/61(a)		11,953	10,025,883
Allegany Park CLO Ltd., Series 2019-1A, Class B1, (3 mo. LIBOR US + 1.80%), 1.93%, 01/20/33(a)(c)		310	310,075
Allegro CLO II-S Ltd., Series 2014-1RA, Class A1, (3 mo. LIBOR US + 1.08%), 1.21%, 10/21/28(a)(c)		3,446	3,443,390
Allegro CLO XI Ltd., Series 2019-2A, Class A2A, (3 mo. LIBOR US + 1.85%), 1.97%, 01/19/33(a)(c)		500	500,300
ALM 2020 Ltd., Series 2020-1A, Class A2, (3 mo. LIBOR US + 1.85%), 1.97%, 10/15/29(a)(c)		7,780	7,770,290
ALM Ltd., Series 2020-1A, Class B, (3 mo. LIBOR US + 2.00%), 2.12%, 10/15/29(a)(c)		250	250,005
ALME Loan Funding V BV, Series 5A, Class ER, (3 mo. EURIBOR + 5.41%), 5.41%, 07/15/31(a)(c)	EUR	1,500	1,670,800
AMMC CLO 21 Ltd., Series 2017-21A, Class A, (3 mo. LIBOR US + 1.25%), 1.38%, 11/02/30(a)(c)	USD	750	750,128
AMMC CLO 22 Ltd., Series 2018-22A, Class B, (3 mo. LIBOR US + 1.45%), 1.57%, 04/25/31(a)(c)		500	497,774
AMMC CLO XIII Ltd., Series 2013-13A, Class A1R2, (3 mo. LIBOR US + 1.05%), 1.18%, 07/24/29(a)(c)		2,890	2,887,749
AMSR Trust
Series 2020-SFR1, Class E, 3.22%, 04/17/37(a)		1,280	1,286,646
Series 2020-SFR2, Class D, 3.28%, 07/17/37(a)		2,437	2,469,923
Series 2020-SFR3, Class E1, 2.56%, 09/17/37(a)		2,490	2,468,597
Series 2020-SFR4, Class E2, 2.46%, 11/17/37(a)		2,500	2,440,893
Series 2020-SFR4, Class F, 2.86%, 11/17/37(a)		2,760	2,685,510
Security		Par (000)	Value
Asset-Backed Securities (continued)
Anchorage Capital CLO 16 Ltd., Series 2020-16A, Class A1R, (3 mo. LIBOR US + 1.20%), 1.38%, 01/19/35(a)(c)	USD	250	$ 250,000
Anchorage Capital CLO 17 Ltd., Series 2021-17A, Class A1, (3 mo. LIBOR US + 1.17%), 1.32%, 07/15/34(a)(c)		11,115	11,109,614
Anchorage Capital CLO 3-R Ltd.
Series 2014-3RA, Class A, (3 mo. LIBOR US + 1.05%), 1.19%, 01/28/31(a)(c)		2,370	2,365,263
Series 2014-3RA, Class B, (3 mo. LIBOR US + 1.50%), 1.64%, 01/28/31(a)(c)		3,600	3,593,263
Series 2014-3RA, Class C, (3 mo. LIBOR US + 1.85%), 1.99%, 01/28/31(a)(c)		500	498,872
Anchorage Capital CLO 4-R Ltd.
Series 2014-4RA, Class A, (3 mo. LIBOR US + 1.05%), 1.19%, 01/28/31(a)(c)		5,330	5,319,481
Series 2014-4RA, Class C, (3 mo. LIBOR US + 1.85%), 1.99%, 01/28/31(a)(c)		5,550	5,537,615
Anchorage Capital CLO 5-R Ltd.
Series 2014-5RA, Class B, (3 mo. LIBOR US + 1.45%), 1.57%, 01/15/30(a)(c)		9,200	9,194,039
Series 2014-5RA, Class C, (3 mo. LIBOR US + 1.85%), 1.97%, 01/15/30(a)(c)		3,540	3,533,726
Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class ARR, (3 mo. LIBOR US + 1.05%), 1.17%, 07/15/30(a)(c)		5,470	5,461,827
Anchorage Capital CLO 7 Ltd.
Series 2015-7A, Class AR2, (3 mo. LIBOR US + 1.09%), 1.23%, 01/28/31(a)(c)		4,936	4,934,992
Series 2015-7A, Class BR2, (3 mo. LIBOR US + 1.75%), 1.89%, 01/28/31(a)(c)		7,620	7,616,738
Series 2015-7A, Class CR2, (3 mo. LIBOR US + 2.20%), 2.34%, 01/28/31(a)(c)		4,250	4,239,660
Series 2015-7A, Class D1R2, (3 mo. LIBOR US + 3.50%), 3.64%, 01/28/31(a)(c)		1,140	1,140,532
Anchorage Capital CLO 8 Ltd.
Series 2016-8A, Class AR2A, (3 mo. LIBOR US + 1.20%), 1.33%, 10/27/34(a)(c)(d)		2,430	2,432,916
Series 2016-8A, Class BR2, (3 mo. LIBOR US + 1.80%), 1.93%, 10/27/34(a)(c)(d)		2,800	2,795,520
Anchorage Capital CLO Ltd.
Series 2013-1A, Class A1R, (3 mo. LIBOR US + 1.25%), 1.37%, 10/13/30(a)(c)		3,075	3,076,667
Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.65%), 1.77%, 10/13/30(a)(c)		750	749,110
Series 2013-1A, Class BR, (3 mo. LIBOR US + 2.15%), 2.27%, 10/13/30(a)(c)		1,410	1,411,583
Anchorage Capital Europe CLO 2 DAC
Series 2A, Class B1R, (3 mo. EURIBOR + 1.60%), 1.60%, 04/15/34(a)(c)	EUR	2,421	2,753,928
Series 2A, Class CR, (3 mo. EURIBOR + 2.40%), 2.40%, 04/15/34(a)(c)		1,298	1,482,475
Series 2A, Class DR, (3 mo. EURIBOR + 3.55%), 3.55%, 04/15/34(a)(c)		2,130	2,427,196
Series 2A, Class ER, (3 mo. EURIBOR + 6.45%), 6.45%, 04/15/34(a)(c)		460	513,970
Anchorage Capital Europe CLO 5 DAC
Series 5A, Class A, (3 mo. EURIBOR + 1.02%), 1.02%, 07/15/34(a)(c)		3,280	3,726,508
Series 5A, Class B1, (3 mo. EURIBOR + 1.70%), 1.70%, 07/15/34(a)(c)		1,570	1,782,448

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Anchorage Capital Europe CLO DAC, Series 4A, Class D, (3 mo. EURIBOR + 3.20%), 3.20%, 04/25/34(a)(c)	EUR	1,042	$ 1,189,067
Antares CLO Ltd., Series 2021-1A, Class A1, (3 mo. LIBOR US + 1.53%), 1.66%, 07/25/33(a)(c)	USD	10,760	10,772,719
Apidos CLO XII, Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.08%), 1.20%, 04/15/31(a)(c)		3,652	3,643,012
Apidos CLO XV, Series 2013-15A, Class A1RR, (3 mo. LIBOR US + 1.01%), 1.14%, 04/20/31(a)(c)		1,080	1,078,829
Apidos CLO XVIII, Series 2018-18A, Class A1, (3 mo. LIBOR US + 1.14%), 1.27%, 10/22/30(a)(c)		880	879,726
Apidos CLO XX, Series 2015-20A, Class A2RR, (3 mo. LIBOR US + 1.55%), 1.67%, 07/16/31(a)(c)		250	248,805
Apidos CLO XXI, Series 2015-21A, Class A1R, (3 mo. LIBOR US + 0.93%), 1.05%, 07/18/27(a)(c)		412	411,633
Apidos CLO XXII
Series 2015-22A, Class A2R, (3 mo. LIBOR US + 1.50%), 1.63%, 04/20/31(a)(c)		500	497,673
Series 2015-22A, Class CR, (3 mo. LIBOR US + 2.95%), 3.08%, 04/20/31(a)(c)		850	847,513
Apidos CLO XXX, Series XXXA, Class A1A, (3 mo. LIBOR US + 1.14%), 1.26%, 10/18/31(a)(c)		250	249,925
Apidos CLO XXXI, Series 2019-31A, Class BR, (3 mo. LIBOR US + 1.55%), 1.67%, 04/15/31(a)(c)		500	497,208
Apidos CLO XXXII, Series 2019-32A, Class D, (3 mo. LIBOR US + 3.50%), 3.63%, 01/20/33(a)(c)		300	300,197
Apidos CLO XXXVII
Series 2021-37A, Class A, (3 mo. LIBOR US + 1.13%), 1.26%, 10/22/34(a)(c)		1,640	1,637,952
Series 2021-37A, Class E, (3 mo. LIBOR US + 6.30%), 6.43%, 10/22/34(a)(c)		1,000	981,434
Apres Static CLO Ltd., Series 2019-1A, Class A2R, (3 mo. LIBOR US + 1.70%), 1.82%, 10/15/28(a)(c)		250	249,659
Ares European CLO XII DAC, Series 12A, Class B1R, (3 mo. EURIBOR + 1.70%), 1.70%, 04/20/32(a)(c)	EUR	889	1,011,589
Ares LII CLO Ltd.
Series 2019-52A, Class A1R, (3 mo. LIBOR US + 1.05%), 1.18%, 04/22/31(a)(c)	USD	7,910	7,895,783
Series 2019-52A, Class A2R, (3 mo. LIBOR US + 1.45%), 1.58%, 04/22/31(a)(c)		250	249,841
Ares LIX CLO Ltd.
Series 2021-59A, Class A, (3 mo. LIBOR US + 1.03%), 1.15%, 04/25/34(a)(c)		500	496,732
Series 2021-59A, Class E, (3 mo. LIBOR US + 6.25%), 6.37%, 04/25/34(a)(c)		250	244,626
Ares LVI CLO Ltd.
Series 2020-56A, Class AR, (3 mo. LIBOR US + 1.16%), 1.29%, 10/25/34(a)(c)		2,110	2,110,001
Series 2020-56A, Class ER, (3 mo. LIBOR US + 6.50%), 6.63%, 10/25/34(a)(c)		1,720	1,702,910
Security		Par (000)	Value
Asset-Backed Securities (continued)
Ares LVIII CLO Ltd., Series 2020-58A, Class E, (3 mo. LIBOR US + 7.03%), 7.15%, 01/15/33(a)(c)	USD	500	$ 500,756
Ares XXXVII CLO Ltd., Series 2015-4A, Class A1R, (3 mo. LIBOR US + 1.17%), 1.29%, 10/15/30(a)(c)		1,150	1,150,019
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1 mo. LIBOR US + 0.48%), 0.58%, 05/25/35(c)		3,121	2,921,186
ARM Master Trust LLC Agricultural Loan Backed Notes, Series 2021-T1, Class A, 2.43%, 11/15/27(a)		1,819	1,816,018
Armada Euro CLO III DAC
Series 3A, Class CR, (3 mo. EURIBOR + 2.35%), 2.35%, 07/15/31(a)(c)	EUR	2,880	3,290,502
Series 3A, Class DR, (3 mo. EURIBOR + 3.30%), 3.30%, 07/15/31(a)(c)		1,563	1,779,826
ASSURANT CLO I Ltd., Series 2017-1A, Class CR, (3 mo. LIBOR US + 2.15%), 2.28%, 10/20/34(a)(c)	USD	1,420	1,419,996
ASSURANT CLO Ltd., Series 2018-2A, Class A, (3 mo. LIBOR US + 1.04%), 1.17%, 04/20/31(a)(c)		750	749,664
Atrium IX, Series 9A, Class AR2, (3 mo. LIBOR US + 0.99%), 1.17%, 05/28/30(a)(c)		4,010	4,006,910
Atrium XII
Series 12A, Class AR, (3 mo. LIBOR US + 0.83%), 0.96%, 04/22/27(a)(c)		1,452	1,451,528
Series 12A, Class CR, (3 mo. LIBOR US + 1.65%), 1.78%, 04/22/27(a)(c)		2,381	2,369,409
Atrium XIII
Series 13A, Class A1, (3 mo. LIBOR US + 1.18%), 1.30%, 11/21/30(a)(c)		500	500,018
Series 13A, Class B, (3 mo. LIBOR US + 1.50%), 1.62%, 11/21/30(a)(c)		1,250	1,242,268
Avery Point VI CLO Ltd.
Series 2015-6A, Class AR2, (3 mo. LIBOR US + 0.90%), 1.04%, 08/05/27(a)(c)		3,960	3,956,622
Series 2015-6A, Class BR2, (3 mo. LIBOR US + 1.35%), 1.49%, 08/05/27(a)(c)		3,900	3,896,369
Avery Point VII CLO Ltd., Series 2015-7A, Class AR2, (3 mo. LIBOR US + 0.96%), 1.08%, 01/15/28(a)(c)		6,468	6,470,197
Avoca CLO XV DAC, Series 15X, Class B2R, (3 mo. EURIBOR + 1.05%), 1.05%, 04/15/31(c)(e)	EUR	400	450,791
Avoca CLO XVII DAC, Series 17A, Class B1R, (3 mo. EURIBOR + 1.70%), 1.70%, 10/15/32(a)(c)		1,390	1,579,260
Avoca CLO XVIII DAC, Series 18X, Class C, (3 mo. EURIBOR + 1.75%), 1.75%, 04/15/31(c)(e)		400	456,970
Avoca CLO XX DAC, Series 20X, Class E, (3 mo. EURIBOR + 5.75%), 5.75%, 07/15/32(c)(e)		1,040	1,181,411
Avoca CLO XXII DAC
Series 22A, Class D, (3 mo. EURIBOR + 2.90%), 2.90%, 04/15/35(a)(c)		500	568,150
Series 22X, Class B1, (3 mo. EURIBOR + 1.30%), 1.30%, 04/15/35(c)(e)		850	960,410

2021

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Avoca CLO XXIII DAC, Series 23A, Class D, (3 mo. EURIBOR + 3.05%), 3.05%, 04/15/34(a)(c)	EUR	500	$ 568,082
Avoca CLO XXIV DAC, Series 24A, Class AR, (3 mo. EURIBOR + 0.90%), 0.90%, 07/15/34(a)(c)		7,160	8,131,497
Avoca CLO XXV DAC, Series 25A, Class E, (3 mo. EURIBOR + 6.14%), 6.14%, 10/15/34(a)(c)		1,000	1,111,154
Babson CLO Ltd., Series 2015-IA, Class BR, (3 mo. LIBOR US + 1.40%), 1.53%, 01/20/31(a)(c)	USD	610	607,266
Bain Capital Credit CLO Ltd.
Series 2016-2A, Class ARR, (3 mo. LIBOR US + 0.97%), 1.09%, 01/15/29(a)(c)		1,206	1,204,814
Series 2016-2A, Class BRR, (3 mo. LIBOR US + 1.55%), 1.67%, 01/15/29(a)(c)		1,000	999,353
Series 2017-1A, Class BR, (3 mo. LIBOR US + 1.50%), 1.63%, 07/20/30(a)(c)		850	846,450
Series 2018-2A, Class A1, (3 mo. LIBOR US + 1.08%), 1.20%, 07/19/31(a)(c)		1,670	1,667,514
Series 2018-2A, Class B, (3 mo. LIBOR US + 1.60%), 1.72%, 07/19/31(a)(c)		500	498,822
Series 2021-3A, Class D, (3 mo. LIBOR US + 3.10%), 3.29%, 07/24/34(a)(c)		250	249,990
Bain Capital Euro CLO DAC
Series 2019-1X, Class C, (3 mo. EURIBOR + 2.40%), 2.40%, 04/15/32(c)(e)	EUR	1,160	1,321,095
Series 2019-1X, Class E, (3 mo. EURIBOR + 6.81%), 6.81%, 04/15/32(c)(e)		500	568,192
Balboa Bay Loan Funding Ltd., Series 2021-1A, Class E, (3 mo. LIBOR US + 6.16%), 6.29%, 07/20/34(a)(c)	USD	250	249,973
Ballyrock CLO 14 Ltd., Series 2020-14A, Class D, (3 mo. LIBOR US + 7.00%), 7.13%, 01/20/34(a)(c)		250	250,139
Ballyrock CLO Ltd.
Series 2016-1A, Class DR2, (3 mo. LIBOR US + 3.15%), 3.27%, 10/15/28(a)(c)		500	500,048
Series 2020-2A, Class DR, (3 mo. LIBOR US + 6.15%), 6.28%, 10/20/31(a)(c)		250	247,531
BankAmerica Manufactured Housing Contract Trust
Series 1997-2, Class B1, 7.07%, 02/10/22(c)		1,680	685,706
Series 1998-2, Class B1, 7.41%, 12/10/25(c)		2,790	985,071
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17%, 09/17/31(a)		410	424,518
Bardot CLO Ltd., Series 2019-2A, Class DR, (3 mo. LIBOR US + 3.00%), 3.13%, 10/22/32(a)(c)		250	249,998
Barings CLO Ltd.
Series 2015-2A, Class AR, (3 mo. LIBOR US + 1.19%), 1.32%, 10/20/30(a)(c)		2,590	2,590,272
Series 2018-3A, Class A1, (3 mo. LIBOR US + 0.95%), 1.08%, 07/20/29(a)(c)		938	937,016
Series 2019-3A, Class A1R, (3 mo. LIBOR US + 1.07%), 1.20%, 04/20/31(a)(c)		1,080	1,078,923
Battalion CLO 18 Ltd., Series 2020-18A, Class BR, (3 mo. LIBOR US + 1.75%), 1.88%, 10/15/36(a)(c)		1,827	1,826,994
Security		Par (000)	Value
Asset-Backed Securities (continued)
Battalion CLO IX Ltd., Series 2015-9A, Class DR, (3 mo. LIBOR US + 3.25%), 3.37%, 07/15/31(a)(c)	USD	250	$ 248,774
Battalion CLO VIII Ltd.
Series 2015-8A, Class A1R2, (3 mo. LIBOR US + 1.07%), 1.19%, 07/18/30(a)(c)		6,500	6,497,191
Series 2015-8A, Class A2R2, (3 mo. LIBOR US + 1.55%), 1.67%, 07/18/30(a)(c)		3,250	3,229,599
Series 2015-8A, Class BR2, (3 mo. LIBOR US + 2.00%), 2.12%, 07/18/30(a)(c)		2,901	2,894,311
Battalion CLO X Ltd.
Series 2016-10A, Class A1R2, (3 mo. LIBOR US + 1.17%), 1.29%, 01/25/35(a)(c)		25,430	25,417,496
Series 2016-10A, Class A2R2, (3 mo. LIBOR US + 1.55%), 1.67%, 01/25/35(a)(c)		2,890	2,851,584
Battalion CLO XI Ltd., Series 2017-11A, Class BR, (3 mo. LIBOR US + 1.72%), 1.84%, 04/24/34(a)(c)		1,000	998,062
Battalion CLO XX Ltd., Series 2021-20A, Class A, (3 mo. LIBOR US + 1.18%), 1.32%, 07/15/34(a)(c)		4,520	4,524,301
Bayview Financial Revolving Asset Trust
Series 2004-B, Class A1, (1 mo. LIBOR US + 1.00%), 1.10%, 05/28/39(a)(c)(d)		8,435	7,315,937
Series 2004-B, Class A2, (1 mo. LIBOR US + 1.30%), 1.40%, 05/28/39(a)(c)		402	346,714
Series 2005-A, Class A1, (1 mo. LIBOR US + 1.00%), 1.10%, 02/28/40(a)(c)		1,855	1,793,835
Series 2005-E, Class A1, (1 mo. LIBOR US + 1.00%), 1.10%, 12/28/40(a)(c)		587	557,087
BCMSC Trust
Series 2000-A, Class A2, 7.58%, 06/15/30(c)		1,674	357,458
Series 2000-A, Class A3, 7.83%, 06/15/30(c)		1,554	342,934
Series 2000-A, Class A4, 8.29%, 06/15/30(c)		1,121	261,913
Bean Creek CLO Ltd., Series 2015-1A, Class AR, (3 mo. LIBOR US + 1.02%), 1.15%, 04/20/31(a)(c)		250	249,501
Bear Stearns Asset-Backed Securities I Trust
Series 2004-HE7, Class M2, (1 mo. LIBOR US + 1.73%), 1.83%, 08/25/34(c)		100	100,500
Series 2006-HE1, Class 1M4, (1 mo. LIBOR US + 1.02%), 1.12%, 12/25/35(c)		1,689	2,469,913
Series 2006-HE7, Class 1A2, (1 mo. LIBOR US + 0.34%), 0.44%, 09/25/36(c)		1,580	1,558,414
Series 2007-FS1, Class 1A3, (1 mo. LIBOR US + 0.17%), 0.27%, 05/25/35(c)		271	268,033
Series 2007-HE1, Class 21A2, (1 mo. LIBOR US + 0.16%), 0.26%, 01/25/37(c)		400	395,287
Series 2007-HE2, Class 1A4, (1 mo. LIBOR US + 0.32%), 0.42%, 03/25/37(c)		1,153	1,138,775
Series 2007-HE2, Class 22A, (1 mo. LIBOR US + 0.14%), 0.24%, 03/25/37(c)		543	524,739
Series 2007-HE2, Class 23A, (1 mo. LIBOR US + 0.14%), 0.24%, 03/25/37(c)		1,047	1,008,044
Series 2007-HE3, Class 1A3, (1 mo. LIBOR US + 0.25%), 0.35%, 04/25/37(c)		716	880,659
Series 2007-HE3, Class 1A4, (1 mo. LIBOR US + 0.35%), 0.45%, 04/25/37(c)		6,111	6,295,760
Beechwood Park CLO Ltd., Series 2019-1A, Class B2A, (3 mo. LIBOR US + 1.75%), 1.87%, 01/17/33(a)(c)		1,500	1,500,273

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class A2R2, (3 mo. LIBOR US + 1.45%), 1.57%, 07/15/29(a)(c)	USD	3,160	$ 3,155,145
Benefit Street Partners CLO III Ltd.
Series 2013-IIIA, Class A1R2, (3 mo. LIBOR US + 1.00%), 1.13%, 07/20/29(a)(c)		684	683,374
Series 2013-IIIA, Class A2R2, (3 mo. LIBOR US + 1.65%), 1.78%, 07/20/29(a)(c)		1,810	1,807,216
Benefit Street Partners CLO Ltd.
Series 2015-6BR, Class A, (3 mo. LIBOR US + 1.19%), 1.32%, 07/20/34(a)(c)		12,030	12,037,639
Series 2015-6BR, Class B, (3 mo. LIBOR US + 1.80%), 1.93%, 07/20/34(a)(c)		3,320	3,327,598
Series 2021-23A, Class E, (3 mo. LIBOR US + 6.81%), 6.93%, 04/25/34(a)(c)		750	751,270
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1A, (3 mo. LIBOR US + 1.09%), 1.22%, 04/20/31(a)(c)		4,360	4,351,305
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, (3 mo. LIBOR US + 1.10%), 1.23%, 01/20/31(a)(c)		1,650	1,649,584
Benefit Street Partners CLO XII Ltd., Series 2017-12A, Class B, (3 mo. LIBOR US + 2.00%), 2.12%, 10/15/30(a)(c)		1,545	1,537,499
Benefit Street Partners CLO XIX Ltd., Series 2019-19A, Class B, (3 mo. LIBOR US + 2.00%), 2.12%, 01/15/33(a)(c)		250	250,086
Benefit Street Partners CLO XX Ltd., Series 2020-20A, Class ER, (3 mo. LIBOR US + 6.75%), 6.89%, 07/15/34(a)(c)		250	249,986
Benefit Street Partners CLO XXII Ltd., Series 2020-22A, Class E, (3 mo. LIBOR US + 7.00%), 7.13%, 01/20/32(a)(c)		250	250,784
BHG Securitization Trust
Series 2021-A, Class B, 2.79%, 11/17/33(a)		260	260,678
Series 2021-A, Class C, 3.69%, 11/17/33(a)		100	101,603
Bilbao CLO II DAC, Series 2A, Class A1R, (3 mo. EURIBOR + 0.97%), 0.97%, 08/20/35(a)(c)	EUR	5,020	5,715,223
Bilbao CLO III DAC, Series 3X, Class DR, (3 mo. EURIBOR + 5.96%), 5.96%, 05/17/34(c)(e)		2,130	2,394,160
Birch Grove CLO 2 Ltd., Series 2021-2A, Class B, (3 mo. LIBOR US + 1.75%), 1.86%, 10/19/34(a)(c)	USD	250	249,088
Birch Grove CLO Ltd.
Series 19A, Class BR, (3 mo. LIBOR US + 1.75%), 1.95%, 06/15/31(a)(c)		250	249,879
Series 19A, Class CR, (3 mo. LIBOR US + 2.20%), 2.40%, 06/15/31(a)(c)		1,250	1,249,214
Series 19A, Class DR, (3 mo. LIBOR US + 3.35%), 3.55%, 06/15/31(a)(c)		2,695	2,694,969
BlueMountain CLO Ltd.
Series 2013-2A, Class A1R, (3 mo. LIBOR US + 1.18%), 1.31%, 10/22/30(a)(c)		6,882	6,880,993
Series 2013-2A, Class BR, (3 mo. LIBOR US + 1.60%), 1.73%, 10/22/30(a)(c)		500	499,385
Series 2015-3A, Class A1R, (3 mo. LIBOR US + 1.00%), 1.13%, 04/20/31(a)(c)		2,550	2,544,999
Series 2016-2A, Class BR2, (3 mo. LIBOR US + 2.25%), 2.41%, 08/20/32(a)(c)		1,440	1,440,741
Security		Par (000)	Value
Asset-Backed Securities (continued)
BlueMountain CLO XXII Ltd., Series 2018-22A, Class B, (3 mo. LIBOR US + 1.50%), 1.62%, 07/15/31(a)(c)	USD	3,970	$ 3,932,609
BlueMountain CLO XXIII Ltd., Series 2018-23A, Class B, (3 mo. LIBOR US + 1.70%), 1.83%, 10/20/31(a)(c)		250	249,259
BlueMountain CLO XXIX Ltd., Series 2020-29A, Class BR, (3 mo. LIBOR US + 1.75%), 1.87%, 07/25/34(a)(c)		750	749,999
BlueMountain CLO XXV Ltd., Series 2019-25A, Class BR, (3 mo. LIBOR US + 1.70%), 1.82%, 07/15/36(a)(c)		250	248,663
BlueMountain CLO XXVIII Ltd., Series 2021-28A, Class A, (3 mo. LIBOR US + 1.26%), 1.38%, 04/15/34(a)(c)		570	570,405
Bluemountain Euro CLO DAC
Series 2021-2A, Class B1, (3 mo. EURIBOR + 1.75%), 1.75%, 10/15/35(a)(c)	EUR	3,280	3,729,351
Series 2021-2A, Class E, (3 mo. EURIBOR + 6.21%), 6.21%, 10/15/35(a)(c)		1,000	1,118,055
BlueMountain Euro CLO DAC
Series 2021-1A, Class D, (3 mo. EURIBOR + 3.20%), 3.20%, 04/15/34(a)(c)		1,500	1,708,322
Series 2021-1X, Class D, (3 mo. EURIBOR + 3.20%), 3.20%, 04/15/34(c)(e)		650	740,273
BlueMountain Fuji Euro CLO V DAC, Series 5X, Class C, (3 mo. EURIBOR + 2.45%), 2.45%, 01/15/33(c)(e)		1,560	1,777,471
BlueMountain Fuji U.S. CLO III Ltd.
Series 2017-3A, Class A2, (3 mo. LIBOR US + 1.15%), 1.27%, 01/15/30(a)(c)	USD	750	749,374
Series 2017-3A, Class B, (3 mo. LIBOR US + 1.38%), 1.50%, 01/15/30(a)(c)		250	248,772
Brex Commercial Charge Card Master Trust, Series 2021-1, Class A, 2.09%, 07/15/24(a)		5,290	5,308,156
Bridge Street CLO II Ltd., Series 2021-1A, Class A1A, (3 mo. LIBOR US + 1.23%), 1.32%, 07/20/34(a)(c)		250	249,856
Brookside Mill CLO Ltd.
Series 2013-1A, Class BR, (3 mo. LIBOR US + 1.35%), 1.47%, 01/17/28(a)(c)		500	500,273
Series 2013-1A, Class DR, (3 mo. LIBOR US + 2.65%), 2.77%, 01/17/28(a)(c)		1,073	1,072,522
Burnham Park CLO Ltd., Series 2016-1A, Class BR, (3 mo. LIBOR US + 1.50%), 1.63%, 10/20/29(a)(c)		250	249,523
Buttermilk Park CLO Ltd.
Series 2018-1A, Class A1, (3 mo. LIBOR US + 1.10%), 1.22%, 10/15/31(a)(c)		250	249,754
Series 2018-1A, Class D, (3 mo. LIBOR US + 3.10%), 3.22%, 10/15/31(a)(c)		625	625,048
Canyon Capital CLO Ltd.
Series 2019-1A, Class A1R, (3 mo. LIBOR US + 1.10%), 1.22%, 04/15/32(a)(c)		2,680	2,678,190
Series 2021-2A, Class D, (3 mo. LIBOR US + 3.35%), 3.47%, 04/15/34(a)(c)		1,000	1,000,686
Canyon CLO Ltd.
Series 2018-1A, Class A, (3 mo. LIBOR US + 1.07%), 1.19%, 07/15/31(a)(c)		250	250,000
Series 2020-3A, Class B, (3 mo. LIBOR US + 1.70%), 1.82%, 01/15/34(a)(c)		1,610	1,609,994

2021

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Canyon CLO Ltd.
Series 2020-3A, Class E, (3 mo. LIBOR US + 7.25%), 7.37%, 01/15/34(a)(c)	USD	250	$ 250,749
Capital Four CLO I DAC, Series 1X, Class E, (3 mo. EURIBOR + 6.47%), 6.47%, 01/15/33(c)(e)	EUR	525	597,195
Carlyle C17 CLO Ltd., Series C17A, Class A1AR, (3 mo. LIBOR US + 1.03%), 1.16%, 04/30/31(a)(c)	USD	7,620	7,614,594
Carlyle Euro CLO DAC, Series 2021-2A, Class C, (3 mo. EURIBOR + 3.30%), 3.30%, 10/15/35(a)(c)(d)	EUR	2,650	3,017,025
Carlyle Global Market Strategies CLO Ltd.
Series 2013-3A, Class A1AR, (3 mo. LIBOR US + 1.10%), 1.22%, 10/15/30(a)(c)	USD	248	248,033
Series 2013-4A, Class A1RR, (3 mo. LIBOR US + 1.00%), 1.12%, 01/15/31(a)(c)		1,853	1,847,124
Series 2014-1A, Class A1R2, (3 mo. LIBOR US + 0.97%), 1.09%, 04/17/31(a)(c)		3,160	3,157,770
Series 2015-3A, Class A2R, (3 mo. LIBOR US + 1.60%), 1.74%, 07/28/28(a)(c)		2,470	2,462,460
Series 2015-3A, Class CR, (3 mo. LIBOR US + 2.85%), 2.99%, 07/28/28(a)(c)		250	247,588
Series 2016-1A, Class A1R2, (3 mo. LIBOR US + 1.14%), 1.27%, 04/20/34(a)(c)		250	249,750
Carlyle U.S. CLO Ltd.
Series 2016-4A, Class A2R, (3 mo. LIBOR US + 1.45%), 1.58%, 10/20/27(a)(c)		750	746,139
Series 2017-4A, Class A1, (3 mo. LIBOR US + 1.18%), 1.30%, 01/15/30(a)(c)		4,620	4,620,212
Series 2018-1A, Class A2, (3 mo. LIBOR US + 1.50%), 1.63%, 04/20/31(a)(c)		250	247,606
Series 2019-2A, Class A1R, (3 mo. LIBOR US + 1.12%), 1.22%, 07/15/32(a)(c)		4,000	4,000,000
Series 2021-10A, Class A, (3 mo. LIBOR US + 1.15%), 1.27%, 10/20/34(a)(c)		4,350	4,345,706
Series 2021-1A, Class A1, (3 mo. LIBOR US + 1.14%), 1.26%, 04/15/34(a)(c)		250	250,066
Series 2021-6A, Class A1, (3 mo. LIBOR US + 1.16%), 1.27%, 07/15/34(a)(c)		3,590	3,592,603
Carrington Mortgage Loan Trust
Series 2006-NC1, Class M2, (1 mo. LIBOR US + 0.63%), 0.73%, 01/25/36(c)		610	577,030
Series 2006-NC3, Class A3, (1 mo. LIBOR US + 0.15%), 0.25%, 08/25/36(c)		2,546	2,487,838
Series 2006-NC4, Class A3, (1 mo. LIBOR US + 0.16%), 0.26%, 10/25/36(c)		529	520,311
CarVal CLO II Ltd.
Series 2019-1A, Class CR, (3 mo. LIBOR US + 2.00%), 2.13%, 04/20/32(a)(c)		700	696,899
Series 2019-1A, Class DR, (3 mo. LIBOR US + 3.20%), 3.33%, 04/20/32(a)(c)		5,500	5,472,672
CarVal CLO III Ltd., Series 2019-2A, Class E, (3 mo. LIBOR US + 6.44%), 6.57%, 07/20/32(a)(c)		250	245,154
CarVal CLO Ltd., Series 2018-1A, Class D, (3 mo. LIBOR US + 2.89%), 3.01%, 07/16/31(a)(c)		750	745,151
CarVal CLO VC Ltd.
Series 2021-2A, Class D, (3 mo. LIBOR US + 3.25%), 0.00%, 10/15/34(a)(c)		250	250,000
Security		Par (000)	Value
Asset-Backed Securities (continued)
CarVal CLO VC Ltd.
Series 2021-2A, Class E, (3 mo. LIBOR US + 6.75%), 0.00%, 10/15/34(a)(c)	USD	250	$ 247,500
Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.00%, 11/25/44(a)(c)		9,869	10,256,142
CBAM Ltd.
Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.25%), 1.38%, 07/20/30(a)(c)		6,050	6,050,001
Series 2017-1A, Class C, (3 mo. LIBOR US + 2.40%), 2.53%, 07/20/30(a)(c)		750	750,247
Series 2018-7A, Class A, (3 mo. LIBOR US + 1.10%), 1.23%, 07/20/31(a)(c)		250	249,770
Series 2018-7A, Class B1, (3 mo. LIBOR US + 1.60%), 1.73%, 07/20/31(a)(c)		250	248,877
Series 2019-9A, Class B2, (3 mo. LIBOR US + 1.90%), 2.02%, 02/12/30(a)(c)		500	500,159
C-BASS Trust, Series 2006-CB7, Class A4, (1 mo. LIBOR US + 0.16%), 0.26%, 10/25/36(c)		475	396,246
Cedar Funding II CLO Ltd.
Series 2013-1A, Class ARR, (3 mo. LIBOR US + 1.08%), 1.21%, 04/20/34(a)(c)		3,255	3,250,937
Series 2013-1A, Class BRR, (3 mo. LIBOR US + 1.35%), 1.48%, 04/20/34(a)(c)		3,110	3,054,723
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, (3 mo. LIBOR US + 0.98%), 1.11%, 04/20/31(a)(c)		940	938,141
Cedar Funding V CLO Ltd., Series 2016-5A, Class A1R, (3 mo. LIBOR US + 1.10%), 1.22%, 07/17/31(a)(c)		2,130	2,129,997
Cedar Funding VI CLO Ltd., Series 2016-6A, Class ARR, (3 mo. LIBOR US + 1.05%), 1.18%, 04/20/34(a)(c)		18,290	18,262,605
Cedar Funding VII CLO Ltd., Series 2018-7A, Class A2, (3 mo. LIBOR US + 1.13%), 1.26%, 01/20/31(a)(c)		250	247,374
Cedar Funding XI CLO Ltd., Series 2019-11A, Class A2R, (3 mo. LIBOR US + 1.35%), 1.53%, 05/29/32(a)(c)		1,220	1,219,056
CIFC European Funding CLO II DAC, Series 2X, Class B1, (3 mo. EURIBOR + 1.60%), 1.60%, 04/15/33(c)(e)	EUR	900	1,024,829
CIFC European Funding CLO IV DAC, Series 4X, Class E, (3 mo. EURIBOR + 5.97%), 5.97%, 08/18/35(c)(e)		900	1,000,443
CIFC European Funding CLO V DAC, Series 5A, Class A, (3 mo. EURIBOR + 0.99%), 0.99%, 11/23/34(a)(c)		8,840	10,047,707
CIFC Funding Ltd.
Series 2012-2RA, Class A2, (3 mo. LIBOR US + 1.25%), 1.38%, 01/20/28(a)(c)	USD	750	746,816
Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.75%), 1.87%, 07/16/30(a)(c)		750	750,027
Series 2013-4A, Class BRR, (3 mo. LIBOR US + 1.60%), 1.73%, 04/27/31(a)(c)		500	498,868
Series 2014-2RA, Class A1, (3 mo. LIBOR US + 1.05%), 1.17%, 04/24/30(a)(c)		250	249,851
Series 2014-2RA, Class B1, (3 mo. LIBOR US + 2.80%), 2.92%, 04/24/30(a)(c)		650	643,704
Series 2014-3A, Class BR2, (3 mo. LIBOR US + 1.80%), 1.93%, 10/22/31(a)(c)		700	700,031

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
CIFC Funding Ltd.
Series 2015-1A, Class BRR, (3 mo. LIBOR US + 1.45%), 1.58%, 01/22/31(a)(c)	USD	250	$ 248,884
Series 2015-2A, Class AR2, (3 mo. LIBOR US + 1.01%), 1.13%, 04/15/30(a)(c)		1,270	1,269,048
Series 2015-2A, Class CR2, (3 mo. LIBOR US + 2.00%), 2.12%, 04/15/30(a)(c)		2,904	2,891,792
Series 2015-3A, Class BR, (3 mo. LIBOR US + 1.15%), 1.27%, 04/19/29(a)(c)		1,420	1,409,468
Series 2017-1A, Class AR, (3 mo. LIBOR US + 1.01%), 1.14%, 04/23/29(a)(c)		5,741	5,737,152
Series 2017-1A, Class B, (3 mo. LIBOR US + 1.70%), 1.83%, 04/23/29(a)(c)		2,910	2,905,086
Series 2017-1A, Class C, (3 mo. LIBOR US + 2.45%), 2.58%, 04/23/29(a)(c)		250	250,027
Series 2017-5A, Class A1, (3 mo. LIBOR US + 1.18%), 1.30%, 11/16/30(a)(c)		350	350,008
Series 2017-5A, Class C, (3 mo. LIBOR US + 2.85%), 2.97%, 11/16/30(a)(c)		300	297,548
Series 2018-1A, Class A, (3 mo. LIBOR US + 1.00%), 1.12%, 04/18/31(a)(c)		6,964	6,958,166
Series 2019-3A, Class CR, (3 mo. LIBOR US + 3.05%), 3.17%, 10/16/34(a)(c)		325	324,999
Series 2019-5A, Class A1R1, (3 mo. LIBOR US + 1.14%), 1.38%, 01/15/35(a)(c)		400	399,500
Series 2020-1A, Class A1R, (3 mo. LIBOR US + 1.15%), 1.27%, 07/15/36(a)(c)		1,200	1,198,701
Series 2020-1A, Class BR, (3 mo. LIBOR US + 1.65%), 1.77%, 07/15/36(a)(c)		3,260	3,237,216
Series 2020-1A, Class DR, (3 mo. LIBOR US + 3.10%), 3.22%, 07/15/36(a)(c)		1,120	1,106,865
Series 2020-3A, Class A1R, (3 mo. LIBOR US + 1.13%), 1.29%, 10/20/34(a)(c)		7,210	7,193,625
Series 2021-4A, Class A, (3 mo. LIBOR US + 1.05%), 1.17%, 07/15/33(a)(c)		6,450	6,437,435
Series 2021-4A, Class B, (3 mo. LIBOR US + 1.58%), 1.70%, 07/15/33(a)(c)		500	500,078
Series 2021-5A, Class A, (3 mo. LIBOR US + 1.14%), 1.26%, 07/15/34(a)(c)		1,690	1,689,062
Citigroup Mortgage Loan Trust
Series 2007-AHL2, Class A3B, (1 mo. LIBOR US + 0.20%), 0.30%, 05/25/37(c)		5,365	4,465,119
Series 2007-AHL2, Class A3C, (1 mo. LIBOR US + 0.27%), 0.37%, 05/25/37(c)		2,437	2,044,517
Series 2007-AHL3, Class A3B, (1 mo. LIBOR US + 0.17%), 0.27%, 07/25/45(c)		4,014	3,452,614
Clear Creek CLO
Series 2015-1A, Class AR, (3 mo. LIBOR US + 1.20%), 1.33%, 10/20/30(a)(c)		1,250	1,251,187
Series 2015-1A, Class DR, (3 mo. LIBOR US + 2.95%), 3.08%, 10/20/30(a)(c)		620	616,748
Clontarf Park CLO DAC, Series 1X, Class CE, (3 mo. EURIBOR + 3.05%), 3.05%, 08/05/30(c)(e)	EUR	1,750	1,993,968
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.55%, 12/05/22(a)(c)	USD	251	252,137
College Ave Student Loans LLC
Series 2021-B, Class B, 2.42%, 06/25/52(a)		1,120	1,106,138
Series 2021-B, Class C, 2.72%, 06/25/52(a)		480	475,897
Series 2021-B, Class D, 3.78%, 06/25/52(a)		120	119,475
Series 2021-C, Class D, 4.11%, 07/26/55(a)		270	270,698
Security		Par (000)	Value
Asset-Backed Securities (continued)
Conseco Finance Corp.
Series 1997-3, Class M1, 7.53%, 03/15/28(c)	USD	1,000	$ 1,011,840
Series 1997-6, Class M1, 7.21%, 01/15/29(c)		184	185,331
Series 1998-4, Class M1, 6.83%, 04/01/30(c)		344	336,069
Series 1998-8, Class A1, 6.28%, 09/01/30		280	288,241
Series 1998-8, Class M1, 6.98%, 09/01/30(c)		2,452	2,347,287
Series 1999-5, Class A5, 7.86%, 03/01/30(c)		872	475,424
Series 1999-5, Class A6, 7.50%, 03/01/30(c)		935	489,711
Series 2001-D, Class B1, (1 mo. LIBOR US + 2.50%), 2.61%, 11/15/32(c)		884	832,135
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%, 09/01/29(c)		1,600	457,957
Series 2000-4, Class A6, 8.31%, 05/01/32(c)		1,373	378,404
Series 2000-5, Class A6, 7.96%, 05/01/31		2,150	818,910
Series 2000-5, Class A7, 8.20%, 05/01/31		3,922	1,538,179
Contego CLO VI DAC, Series 6A, Class CR, (3 mo. EURIBOR + 2.40%), 2.40%, 04/15/34(a)(c)	EUR	905	1,032,234
Contego CLO VIII DAC, Series 8A, Class DR, (3 mo. EURIBOR + 3.20%), 3.20%, 01/25/34(a)(c)		500	564,301
Cook Park CLO Ltd., Series 2018-1A, Class B, (3 mo. LIBOR US + 1.40%), 1.52%, 04/17/30(a)(c)	USD	250	248,241
Countrywide Asset-Backed Certificates
Series 2004-5, Class A, (1 mo. LIBOR US + 0.90%), 1.00%, 10/25/34(c)		419	413,995
Series 2005-16, Class 1AF, 4.57%, 04/25/36(c)		2,760	2,708,122
Series 2005-17, Class 1AF4, 6.05%, 05/25/36(b)		1,652	1,646,317
Series 2006-1, Class AF4, 4.57%, 07/25/36(c)		87	87,661
Series 2006-11, Class 3AV2, (1 mo. LIBOR US + 0.16%), 0.26%, 09/25/46(c)		74	74,005
Series 2006-12, Class 1A, (1 mo. LIBOR US + 0.26%), 0.36%, 12/25/36(c)		1,854	1,849,108
Series 2006-17, Class 2A2, (1 mo. LIBOR US + 0.15%), 0.25%, 03/25/47(c)		143	141,214
Series 2006-18, Class M1, (1 mo. LIBOR US + 0.30%), 0.40%, 03/25/37(c)		6,318	6,638,239
Series 2006-8, Class 2A3, (1 mo. LIBOR US + 0.16%), 0.26%, 12/25/35(c)		77	76,867
Series 2006-8, Class 2A4, (1 mo. LIBOR US + 0.25%), 0.35%, 01/25/46(c)		8,384	8,234,037
Series 2006-S3, Class A4, 6.10%, 01/25/29(b)		87	137,005
Series 2006-SPS1, Class A, (1 mo. LIBOR US + 0.22%), 0.32%, 12/25/25(c)		8	38,261
Series 2007-12, Class 1A2, (1 mo. LIBOR US + 0.84%), 0.94%, 08/25/47(c)		4,390	4,383,311
Countrywide Asset-Backed Certificates Revolving Home Equity Loan Trust, Series 2004-U, Class 2A, (1 mo. LIBOR US + 0.27%), 0.38%, 03/15/34(c)		487	472,287
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-MH29, Class B1, 8.10%, 09/25/31(c)		1,311	1,334,605
Credit Suisse Mortgage Trust, Series 2021-JR1, Class A1, 2.47%, 09/27/66(a)(c)		39,528	39,339,701

2021

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Credit-Based Asset Servicing & Securitization LLC
Series 2006-CB2, Class AF4, 3.07%, 12/25/36(b)	USD	376	$ 381,649
Series 2006-MH1, Class B1, 6.25%, 10/25/36(a)(b)		852	878,039
Series 2006-SL1, Class A2, 6.06%, 09/25/36(a)(b)		2,867	190,437
Series 2007-CB6, Class A4, (1 mo. LIBOR US + 0.34%), 0.43%, 07/25/37(a)(c)		507	413,772
Crown City CLO III, Series 2021-1A, Class A1A, (3 mo. LIBOR US + 1.17%), 1.29%, 07/20/34(a)(c)		250	250,489
Crown Point CLO 10 Ltd., Series 2021-10A, Class A, (3 mo. LIBOR US + 1.17%), 1.32%, 07/20/34(a)(c)		8,030	8,036,367
CVC Cordatus Loan Fund IV DAC, Series 4X, Class BR1, (3 mo. EURIBOR + 1.30%), 1.30%, 02/22/34(c)(e)	EUR	990	1,118,484
CVC Cordatus Loan Fund V DAC, Series 5X, Class B1R, (3 mo. EURIBOR + 1.50%), 1.50%, 07/21/30(c)(e)		250	284,487
CVC Cordatus Loan Fund VI DAC, Series 6X, Class CR, (3 mo. EURIBOR + 1.60%), 1.60%, 04/15/32(c)(e)		1,160	1,317,083
CVC Cordatus Loan Fund XVII DAC
Series 17A, Class ER, (3 mo. EURIBOR + 6.12%), 6.12%, 11/18/33(a)(c)		1,440	1,611,731
Series 17X, Class ER, (3 mo. EURIBOR + 6.12%), 6.12%, 11/18/33(c)(e)		850	951,369
CVC Cordatus Loan Fund XVIII DAC, Series 18A, Class ER, (3 mo. EURIBOR + 6.06%), 0.00%, 07/29/34(a)(c)		760	856,607
CVC Cordatus Loan Fund XX DAC
Series 20A, Class DE, (3 mo. EURIBOR + 3.00%), 3.00%, 06/22/34(a)(c)		850	966,050
Series 20A, Class E, (3 mo. EURIBOR + 5.61%), 5.61%, 06/22/34(a)(c)		500	555,748
CWHEQ Home Equity Loan Trust, Series 2006-S5, Class A5, 6.16%, 06/25/35	USD	111	141,492
CWHEQ Revolving Home Equity Loan Resuritization Trust
Series 2006-RES, Class 4Q1B, (1 mo. LIBOR US + 0.30%), 0.41%, 12/15/33(a)(c)		429	425,511
Series 2006-RES, Class 5B1A, (1 mo. LIBOR US + 0.19%), 0.30%, 05/15/35(a)(c)		124	121,226
Series 2006-RES, Class 5B1B, (1 mo. LIBOR US + 0.19%), 0.30%, 05/15/35(a)(c)		93	90,873
CWHEQ Revolving Home Equity Loan Trust
Series 2005-B, Class 2A, (1 mo. LIBOR US + 0.18%), 0.29%, 05/15/35(c)		219	216,415
Series 2006-C, Class 2A, (1 mo. LIBOR US + 0.18%), 0.29%, 05/15/36(c)		1,415	1,383,388
Series 2006-H, Class 1A, (1 mo. LIBOR US + 0.15%), 0.26%, 11/15/36(c)		862	787,632
Dartry Park CLO DAC, Series 1A, Class CRR, (3 mo. EURIBOR + 3.35%), 3.35%, 01/28/34(a)(c)	EUR	500	568,460
Deer Creek CLO Ltd.
Series 2017-1A, Class A, (3 mo. LIBOR US + 1.18%), 1.31%, 10/20/30(a)(c)	USD	5,561	5,562,593
Security		Par (000)	Value
Asset-Backed Securities (continued)
Deer Creek CLO Ltd.
Series 2017-1A, Class B, (3 mo. LIBOR US + 1.65%), 1.78%, 10/20/30(a)(c)	USD	500	$ 500,328
Diameter Capital CLO 1 Ltd., Series 2021-1A, Class A1A, (3 mo. LIBOR US + 1.24%), 1.36%, 07/15/36(a)(c)		710	710,316
Diameter Capital CLO 2 Ltd.
Series 2021-2A, Class A1, (3 mo. LIBOR US + 1.22%), 1.34%, 10/15/36(a)(c)		250	249,850
Series 2021-2A, Class D, (3 mo. LIBOR US + 6.06%), 6.18%, 10/15/36(a)(c)		250	240,062
Dryden 43 Senior Loan Fund, Series 2016-43A, Class AR2, (3 mo. LIBOR US + 1.04%), 1.17%, 04/20/34(a)(c)		5,540	5,513,518
Dryden 45 Senior Loan Fund, Series 2016-45A, Class BR, (3 mo. LIBOR US + 1.70%), 1.82%, 10/15/30(a)(c)		350	350,060
Dryden 49 Senior Loan Fund, Series 2017-49A, Class BR, (3 mo. LIBOR US + 1.60%), 1.72%, 07/18/30(a)(c)		500	499,998
Dryden 50 Senior Loan Fund, Series 2017-50A, Class B, (3 mo. LIBOR US + 1.65%), 1.77%, 07/15/30(a)(c)		450	449,667
Dryden 53 CLO Ltd., Series 2017-53A, Class A, (3 mo. LIBOR US + 1.12%), 1.24%, 01/15/31(a)(c)		18,720	18,683,599
Dryden 65 CLO Ltd., Series 2018-65A, Class B, (3 mo. LIBOR US + 1.60%), 1.72%, 07/18/30(a)(c)		300	299,999
Dryden 76 CLO Ltd., Series 2019-76A, Class A1R, (3 mo. LIBOR US + 1.15%), 1.31%, 10/20/34(a)(c)(d)		750	749,250
Dryden 77 CLO Ltd.
Series 2020-77A, Class AR, (3 mo. LIBOR US + 1.12%), 1.28%, 05/20/34(a)(c)		3,580	3,579,995
Series 2020-77A, Class XR, (3 mo. LIBOR US + 1.00%), 1.16%, 05/20/34(a)(c)		500	499,272
Dryden 78 CLO Ltd., Series 2020-78A, Class B, (3 mo. LIBOR US + 1.50%), 1.62%, 04/17/33(a)(c)		500	497,002
Dryden 83 CLO Ltd., Series 2020-83A, Class E, (3 mo. LIBOR US + 5.55%), 5.67%, 01/18/32(a)(c)		350	340,244
Dryden Senior Loan Fund, Series 2021-87A, Class A1, (3 mo. LIBOR US + 1.10%), 1.26%, 05/20/34(a)(c)		2,330	2,328,847
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR, (3 mo. LIBOR US + 0.90%), 1.02%, 04/15/29(a)(c)		1,135	1,134,333
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1LR, (3 mo. LIBOR US + 1.20%), 1.36%, 08/15/30(a)(c)		9,085	9,089,294
Eaton Vance CLO Ltd.
Series 2018-1A, Class C, (3 mo. LIBOR US + 2.20%), 2.32%, 10/15/30(a)(c)		3,550	3,536,737
Series 2019-1A, Class ER, (3 mo. LIBOR US + 6.50%), 6.62%, 04/15/31(a)(c)		1,500	1,499,930
Elmwood CLO II Ltd.
Series 2019-2A, Class AR, (3 mo. LIBOR US + 1.15%), 1.28%, 04/20/34(a)(c)		3,750	3,749,993
Series 2019-2A, Class BR, (3 mo. LIBOR US + 1.65%), 1.78%, 04/20/34(a)(c)		500	498,262

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Elmwood CLO II Ltd.
Series 2019-2A, Class ER, (3 mo. LIBOR US + 6.80%), 6.93%, 04/20/34(a)(c)	USD	1,250	$ 1,255,375
Elmwood CLO V Ltd.
Series 2020-2A, Class BR, (3 mo. LIBOR US + 1.65%), 1.78%, 10/20/34(a)(c)		2,880	2,872,881
Series 2020-2A, Class CR, (3 mo. LIBOR US + 2.00%), 2.13%, 10/20/34(a)(c)		2,514	2,494,295
Elmwood CLO X Ltd.
Series 2021-3A, Class A, (3 mo. LIBOR US + 1.04%), 1.13%, 10/20/34(a)(c)		7,250	7,239,234
Series 2021-3A, Class C, (3 mo. LIBOR US + 1.95%), 2.04%, 10/20/34(a)(c)		1,200	1,196,254
Elmwood CLO XII Ltd., Series 2021-5A, Class A, (3 mo. LIBOR US + 1.15%), 1.27%, 01/20/35(a)(c)		790	790,019
Euro-Galaxy III CLO BV
Series 2013-3A, Class CRRR, (3 mo. EURIBOR + 2.35%), 2.35%, 04/24/34(a)(c)	EUR	1,200	1,367,742
Series 2013-3A, Class DRRR, (3 mo. EURIBOR + 3.25%), 3.25%, 04/24/34(a)(c)		1,585	1,806,460
Euro-Galaxy IV CLO BV, Series 2015-4A, Class ARR, (3 mo. EURIBOR + 0.90%), 0.90%, 07/30/34(a)(c)		9,860	11,181,812
Euro-Galaxy VI CLO DAC, Series 2018-6X, Class A, (3 mo. EURIBOR + 0.71%), 0.71%, 04/11/31(c)(e)		2,090	2,375,056
Euro-Galaxy VII CLO DAC
Series 2019-7A, Class CR, (3 mo. EURIBOR + 2.40%), 2.40%, 07/25/35(a)(c)		1,140	1,301,203
Series 2019-7A, Class DR, (3 mo. EURIBOR + 3.50%), 3.50%, 07/25/35(a)(c)		850	973,627
Fairstone Financial Issuance Trust I, Series 2020-1A, Class B, 3.74%, 10/20/39(a)	CAD	2,743	2,177,714
FBR Securitization Trust, Series 2005-5, Class M2, (1 mo. LIBOR US + 0.71%), 0.81%, 11/25/35(c)	USD	6,465	6,407,472
Fidelity Grand Harbour CLO DAC, Series 2021-1A, Class D, (3 mo. EURIBOR + 3.60%), 3.60%, 10/15/34(a)(c)	EUR	500	567,086
First Franklin Mortgage Loan Trust
Series 2004-FFH3, Class M3, (1 mo. LIBOR US + 1.05%), 1.15%, 10/25/34(c)	USD	1,000	992,234
Series 2006-FF13, Class A1, (1 mo. LIBOR US + 0.24%), 0.34%, 10/25/36(c)		2,292	1,814,144
Series 2006-FF13, Class A2C, (1 mo. LIBOR US + 0.32%), 0.42%, 10/25/36(c)		1,344	1,075,682
Series 2006-FF16, Class 2A3, (1 mo. LIBOR US + 0.28%), 0.38%, 12/25/36(c)		10,657	5,982,761
Series 2006-FF17, Class A5, (1 mo. LIBOR US + 0.15%), 0.25%, 12/25/36(c)		11,948	11,616,890
Series 2006-FFH1, Class M2, (1 mo. LIBOR US + 0.60%), 0.70%, 01/25/36(c)		2,774	2,585,208
FirstKey Homes Trust, Series 2020-SFR1, Class F1, 3.64%, 08/17/37(a)		2,690	2,726,571
Flatiron CLO 18 Ltd., Series 2018-1A, Class A, (3 mo. LIBOR US + 0.95%), 1.07%, 04/17/31(a)(c)		1,230	1,229,045
Flatiron CLO 19 Ltd., Series 2019-1A, Class DR, (3 mo. LIBOR US + 3.00%), 3.16%, 11/16/34(a)(c)		250	250,013
Security		Par (000)	Value
Asset-Backed Securities (continued)
Flatiron CLO 21 Ltd., Series 2021-1A, Class A1, (3 mo. LIBOR US + 1.11%), 1.26%, 07/19/34(a)(c)	USD	13,960	$ 13,967,081
Foundation Finance Trust, Series 2021-2A, Class A, 2.19%, 01/15/42(a)		7,100	7,073,310
Fremont Home Loan Trust, Series 2006-3, Class 1A1, (1 mo. LIBOR US + 0.28%), 0.38%, 02/25/37(c)		2,389	1,964,877
FS Rialto Issuer Ltd., Series 2021-FL3, Class A, (1 mo. LIBOR US + 1.25%), 1.36%, 11/16/36(a)(c)		4,032	4,031,999
Galaxy XIX CLO Ltd., Series 2015-19A, Class A2RR, (3 mo. LIBOR US + 1.40%), 1.52%, 07/24/30(a)(c)		250	249,051
Galaxy XV CLO Ltd., Series 2013-15A, Class ARR, (3 mo. LIBOR US + 0.97%), 1.09%, 10/15/30(a)(c)		1,350	1,349,677
Galaxy XVIII CLO Ltd., Series 2018-28A, Class A1, (3 mo. LIBOR US + 1.10%), 1.22%, 07/15/31(a)(c)		1,220	1,220,538
Galaxy XXII CLO Ltd., Series 2016-22A, Class ARR, (3 mo. LIBOR US + 1.20%), 1.32%, 04/16/34(a)(c)		4,180	4,182,090
Galaxy XXVII CLO Ltd., Series 2018-27A, Class A, (3 mo. LIBOR US + 1.02%), 1.18%, 05/16/31(a)(c)		1,320	1,320,137
Generate CLO 2 Ltd., Series 2A, Class AR, (3 mo. LIBOR US + 1.15%), 1.28%, 01/22/31(a)(c)		250	249,999
Generate CLO 3 Ltd., Series 3A, Class BR, (3 mo. LIBOR US + 1.75%), 1.88%, 10/20/29(a)(c)		3,380	3,379,985
Generate CLO 4 Ltd.
Series 4A, Class A1R, (3 mo. LIBOR US + 1.09%), 1.22%, 04/20/32(a)(c)		8,250	8,237,826
Series 4A, Class BR, (3 mo. LIBOR US + 1.55%), 1.68%, 04/20/32(a)(c)		3,000	2,984,983
Series 4A, Class CR, (3 mo. LIBOR US + 2.15%), 2.28%, 04/20/32(a)(c)		3,000	2,991,993
Generate CLO 6 Ltd.
Series 6A, Class CR, (3 mo. LIBOR US + 2.45%), 2.70%, 01/22/35(a)(c)		570	570,000
Series 6A, Class DR, (3 mo. LIBOR US + 3.50%), 3.75%, 01/22/35(a)(c)		250	250,000
Generate CLO 7 Ltd.
Series 7A, Class A1, (3 mo. LIBOR US + 1.37%), 1.50%, 01/22/33(a)(c)		250	250,218
Series 7A, Class C, (3 mo. LIBOR US + 2.75%), 2.88%, 01/22/33(a)(c)		500	500,213
Gilbert Park CLO Ltd.
Series 2017-1A, Class A, (3 mo. LIBOR US + 1.19%), 1.31%, 10/15/30(a)(c)		500	500,029
Series 2017-1A, Class B, (3 mo. LIBOR US + 1.60%), 1.72%, 10/15/30(a)(c)		250	250,010
Series 2017-1A, Class C, (3 mo. LIBOR US + 1.95%), 2.07%, 10/15/30(a)(c)		3,360	3,351,996
Series 2017-1A, Class D, (3 mo. LIBOR US + 2.95%), 3.07%, 10/15/30(a)(c)		4,292	4,292,051
GoldenTree Loan Management U.S. CLO 1 Ltd.
Series 2017-1A, Class A1R2, (3 mo. LIBOR US + 1.02%), 1.15%, 04/20/34(a)(c)		450	447,300

2021

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
GoldenTree Loan Management U.S. CLO 1 Ltd.
Series 2021-11A, Class A, (3 mo. LIBOR US + 1.13%), 1.25%, 10/20/34(a)(c)(d)	USD	5,520	$ 5,514,480
Series 2021-9A, Class E, (3 mo. LIBOR US + 4.75%), 4.88%, 01/20/33(a)(c)		250	234,091
GoldenTree Loan Management U.S. CLO 3 Ltd., Series 2018-3A, Class B1, (3 mo. LIBOR US + 1.55%), 1.68%, 04/20/30(a)(c)		500	498,836
GoldenTree Loan Management U.S. CLO 6 Ltd., Series 2019-6A, Class D, (3 mo. LIBOR US + 3.85%), 3.98%, 01/20/33(a)(c)		250	250,281
GoldenTree Loan Opportunities IX Ltd.
Series 2014-9A, Class AR2, (3 mo. LIBOR US + 1.11%), 1.24%, 10/29/29(a)(c)		1,830	1,829,652
Series 2014-9A, Class BR2, (3 mo. LIBOR US + 1.60%), 1.73%, 10/29/29(a)(c)		1,000	999,996
GoldenTree Loan Opportunities X Ltd.
Series 2015-10A, Class AR, (3 mo. LIBOR US + 1.12%), 1.25%, 07/20/31(a)(c)		4,688	4,685,687
Series 2015-10A, Class DR, (3 mo. LIBOR US + 3.05%), 3.18%, 07/20/31(a)(c)		500	494,572
GoldenTree Loan Opportunities XI Ltd., Series 2015-11A, Class AR2, (3 mo. LIBOR US + 1.07%), 1.19%, 01/18/31(a)(c)		3,749	3,748,055
Golub Capital BDC 3 CLO 1 LLC, Series 2021-1A, Class C1, (3 mo. LIBOR US + 2.80%), 2.92%, 04/15/33(a)(c)		1,250	1,249,989
Golub Capital Partners CLO Ltd., Series 2021-58A, Class A1, (3 mo. LIBOR US + 1.18%), 1.42%, 01/25/35(a)(c)		1,640	1,639,995
Gracie Point International Funding
Series 2021-1A, Class B, (1 mo. LIBOR US + 1.40%), 1.50%, 11/01/23(a)(c)		710	709,689
Series 2021-1A, Class C, (1 mo. LIBOR US + 2.40%), 2.50%, 11/01/23(a)(c)		940	939,565
Great Lakes CLO Ltd., Series 2019-1A, Class AR, (3 mo. LIBOR US + 1.56%), 1.68%, 07/15/31(a)(c)		4,300	4,298,912
Great Lakes CLO V Ltd., Series 2021-5A, Class A, (3 mo. LIBOR US + 1.70%), 1.82%, 04/15/33(a)(c)		2,540	2,544,602
GreenPoint Manufactured Housing
Series 1999-5, Class M1B, 8.29%, 12/15/29(c)		802	821,402
Series 1999-5, Class M2, 9.23%, 12/15/29(c)		843	735,704
Grippen Park CLO Ltd.
Series 2017-1A, Class A, (3 mo. LIBOR US + 1.26%), 1.39%, 01/20/30(a)(c)		1,123	1,123,001
Series 2017-1A, Class D, (3 mo. LIBOR US + 3.30%), 3.43%, 01/20/30(a)(c)		250	250,228
GSAA Home Equity Trust
Series 2005-14, Class 1A2, (1 mo. LIBOR US + 0.70%), 0.80%, 12/25/35(c)		836	370,343
Series 2006-4, Class 1A1, 2.96%, 03/25/36(c)		1,893	1,473,397
Series 2006-5, Class 2A1, (1 mo. LIBOR US + 0.14%), 0.24%, 03/25/36(c)		12	5,425
Series 2007-2, Class AF3, 5.92%, 03/25/37(c)		473	132,277
GSAMP Trust
Series 2007-H1, Class A1B, (1 mo. LIBOR US + 0.20%), 0.30%, 01/25/47(c)		839	553,188
Security		Par (000)	Value
Asset-Backed Securities (continued)
GSAMP Trust
Series 2007-HS1, Class M6, (1 mo. LIBOR US + 3.38%), 3.48%, 02/25/47(c)	USD	1,300	$ 1,425,558
Gulf Stream Meridian 1 Ltd.
Series 2020-IA, Class A1, (3 mo. LIBOR US + 1.37%), 1.49%, 04/15/33(a)(c)		5,820	5,820,254
Series 2020-IA, Class B, (3 mo. LIBOR US + 2.00%), 2.12%, 04/15/33(a)(c)		250	250,331
Series 2020-IA, Class E, (3 mo. LIBOR US + 6.45%), 6.57%, 04/15/33(a)(c)		1,000	997,619
Gulf Stream Meridian 3 Ltd., Series 2021-IIIA, Class A1, (3 mo. LIBOR US + 1.32%), 1.44%, 04/15/34(a)(c)		300	300,472
Gulf Stream Meridian 4 Ltd.
Series 2021-4A, Class A1, (3 mo. LIBOR US + 1.20%), 1.32%, 07/15/34(a)(c)		11,810	11,812,010
Series 2021-4A, Class A2, (3 mo. LIBOR US + 1.85%), 1.97%, 07/15/34(a)(c)		1,750	1,752,994
Series 2021-4A, Class D, (3 mo. LIBOR US + 6.35%), 6.47%, 07/15/34(a)(c)		750	749,623
Gulf Stream Meridian 5 Ltd., Series 2021-5A, Class A2, (3 mo. LIBOR US + 1.80%), 1.92%, 07/15/34(a)(c)		470	470,402
Halcyon Loan Advisors Funding Ltd., Series 2015-2A, Class AR, (3 mo. LIBOR US + 1.08%), 1.20%, 07/25/27(a)(c)		365	364,853
Harbor Park CLO Ltd., Series 2018-1A, Class E, (3 mo. LIBOR US + 5.60%), 5.73%, 01/20/31(a)(c)		250	247,685
Harvest CLO XXIII DAC, Series 23A, Class CE, (3 mo. EURIBOR + 2.05%), 2.05%, 10/20/32(a)(c)	EUR	1,430	1,624,591
Harvest CLO XXVI DAC, Series 26X, Class E, (3 mo. EURIBOR + 6.12%), 6.12%, 01/15/34(c)(e)		900	1,001,775
Henley CLO IV DAC
Series 4A, Class C, (3 mo. EURIBOR + 2.10%), 2.10%, 04/25/34(a)(c)		560	636,832
Series 4A, Class D, (3 mo. EURIBOR + 3.00%), 3.00%, 04/25/34(a)(c)(d)		750	853,884
Series 4X, Class B1, (3 mo. EURIBOR + 1.35%), 1.35%, 04/25/34(c)(e)		540	606,119
Highbridge Loan Management Ltd.
Series 12A-18, Class A1B, (3 mo. LIBOR US + 1.25%), 1.37%, 07/18/31(a)(c)	USD	750	746,267
Series 3A-2014, Class A1R, (3 mo. LIBOR US + 1.18%), 1.30%, 07/18/29(a)(c)		3,070	3,070,195
Series 7A-2015, Class BR, (3 mo. LIBOR US + 1.18%), 1.34%, 03/15/27(a)(c)		500	497,006
Home Equity Asset Trust
Series 2006-3, Class M2, (1 mo. LIBOR US + 0.60%), 0.70%, 07/25/36(c)		2,440	2,342,143
Series 2007-1, Class 2A3, (1 mo. LIBOR US + 0.30%), 0.40%, 05/25/37(c)		2,203	2,011,700
Home Equity Mortgage Loan Asset-Backed Trust
Series 2004-A, Class M2, (1 mo. LIBOR US + 2.03%), 2.13%, 07/25/34(c)		426	427,361
Series 2007-A, Class 2A2, (1 mo. LIBOR US + 0.19%), 0.29%, 04/25/37(c)		1,690	1,332,722
Home Equity Mortgage Trust, Series 2006-2, Class 1A1, 5.87%, 07/25/36(b)		1,946	285,091

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Home Loan Mortgage Loan Trust, Series 2005-1, Class A3, (1 mo. LIBOR US + 0.72%), 0.83%, 04/15/36(c)	USD	748	$ 725,243
Home Partners of America Trust, Series 2021-2, Class F, 3.80%, 12/17/26(a)		9,079	8,916,109
HPS Loan Management Ltd.
Series 10A-16, Class A1RR, (3 mo. LIBOR US + 1.14%), 1.27%, 04/20/34(a)(c)		5,620	5,617,221
Series 6A-2015, Class A1R, (3 mo. LIBOR US + 1.00%), 1.14%, 02/05/31(a)(c)		11,313	11,309,860
Series 9A-2016, Class A1BR, (3 mo. LIBOR US + 1.40%), 1.52%, 07/19/30(a)(c)		300	299,945
ICG U.S. CLO Ltd., Series 2015-1A, Class A1R, (3 mo. LIBOR US + 1.14%), 1.26%, 10/19/28(a)(c)		4,507	4,506,766
Invesco Euro CLO II DAC, Series 2A, Class B1R, (3 mo. EURIBOR + 1.70%), 1.70%, 08/15/34(a)(c)	EUR	1,440	1,639,416
Invesco Euro CLO V DAC, Series 5X, Class D, (3 mo. EURIBOR + 3.80%), 3.80%, 01/15/34(c)(e)		350	399,959
Invesco Euro CLO VII DAC, Series 7A, Class E, (3 mo. EURIBOR + 6.24%), 6.24%, 01/15/35(a)(c)		1,000	1,121,423
Invitation Homes Trust, Series 2018-SFR3, Class A, (1 mo. LIBOR US + 1.00%), 1.11%, 07/17/37(a)(c)	USD	665	664,568
Irwin Home Equity Loan Trust, Series 2006-3, Class 2A3, 6.53%, 09/25/37(a)(b)		234	230,930
Jamestown CLO XII Ltd., Series 2019-1A, Class A2, (3 mo. LIBOR US + 2.15%), 2.28%, 04/20/32(a)(c)		1,630	1,630,960
Jamestown CLO XVI Ltd., Series 2021-16A, Class B, (3 mo. LIBOR US + 1.80%), 1.93%, 07/25/34(a)(c)		250	249,997
JPMorgan Mortgage Acquisition Trust, Series 2006-CW1, Class M1, (1 mo. LIBOR US + 0.41%), 0.51%, 05/25/36(c)		1,159	1,148,064
Kayne CLO 4 Ltd., Series 2019-4A, Class C, (3 mo. LIBOR US + 2.80%), 2.92%, 04/25/32(a)(c)		675	676,184
LCM 26 Ltd., Series 26A, Class A1, (3 mo. LIBOR US + 1.07%), 1.20%, 01/20/31(a)(c)		8,120	8,107,831
LCM 29 Ltd., Series 29A, Class AR, (3 mo. LIBOR US + 1.07%), 1.19%, 04/15/31(a)(c)		850	848,743
LCM XIV LP, Series 14A, Class AR, (3 mo. LIBOR US + 1.04%), 1.17%, 07/20/31(a)(c)		500	499,119
LCM XX LP
Series 20A, Class AR, (3 mo. LIBOR US + 1.04%), 1.17%, 10/20/27(a)(c)		1,932	1,930,602
Series 20A, Class BR, (3 mo. LIBOR US + 1.55%), 1.68%, 10/20/27(a)(c)		250	249,680
LCM XXI LP, Series 21A, Class AR, (3 mo. LIBOR US + 0.88%), 1.01%, 04/20/28(a)(c)		1,611	1,610,048
Legacy Mortgage Asset Trust
Series 2019-SL2, Class A, 3.38%, 02/25/59(a)(c)		5,758	5,768,443
Series 2019-SL2, Class B, 0.00%, 02/25/59(a)(d)		1,987	297,980
Series 2019-SL2, Class M, 4.25%, 02/25/59(a)(c)		2,083	2,035,645
Security		Par (000)	Value
Asset-Backed Securities (continued)
Lehman ABS Manufactured Housing Contract Trust
Series 2001-B, Class M1, 6.63%, 04/15/40(c)	USD	3,025	$ 3,182,876
Series 2002-A, Class C, 0.00%, 06/15/33		276	261,569
Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, (1 mo. LIBOR US + 0.09%), 0.19%, 06/25/37(a)(c)		371	303,350
Lendmark Funding Trust
Series 2021-1A, Class B, 2.47%, 11/20/31(a)		1,670	1,679,637
Series 2021-1A, Class C, 3.41%, 11/20/31(a)		1,270	1,290,628
Series 2021-1A, Class D, 5.05%, 11/20/31(a)		725	749,963
Series 2021-2A, Class C, 3.09%, 04/20/32(a)		1,000	999,658
Series 2021-2A, Class D, 4.46%, 04/20/32(a)		730	732,693
Litigation Fee Residual Funding LLC, Series 2015-1, Class A, 4.00%, 10/01/27(d)		296	291,315
LoanCore Issuer Ltd.
Series 2018-CRE1, Class A, (1 mo. LIBOR US + 1.13%), 1.24%, 05/15/28(a)(c)		526	525,596
Series 2021-CRE6, Class A, (1 mo. LIBOR US + 1.30%), 1.41%, 11/15/38(a)(c)		3,560	3,557,821
Loanpal Solar Loan Ltd.
Series 2020-2GF, Class A, 2.75%, 07/20/47(a)		6,088	6,192,902
Series 2021-1GS, Class A, 2.29%, 01/20/48(a)		6,091	6,088,379
Logan CLO I Ltd., Series 2021-1A, Class A, (3 mo. LIBOR US + 1.16%), 1.31%, 07/20/34(a)(c)		4,510	4,510,713
Long Beach Mortgage Loan Trust
Series 2006-5, Class 2A3, (1 mo. LIBOR US + 0.30%), 0.40%, 06/25/36(c)		3,339	2,099,387
Series 2006-7, Class 2A3, (1 mo. LIBOR US + 0.16%), 0.26%, 08/25/36(c)		8,913	4,673,754
Longfellow Place CLO Ltd., Series 2013-1A, Class BR3, (3 mo. LIBOR US + 1.75%), 1.87%, 04/15/29(a)(c)		500	500,080
Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class B2, (1 mo. LIBOR US + 3.25%), 3.35%, 03/25/32(c)		606	608,366
Madison Park Euro Funding XIV DAC, Series 14A, Class DR, (3 mo. EURIBOR + 3.60%), 3.60%, 07/15/32(a)(c)(d)	EUR	750	853,875
Madison Park Euro Funding XVI DAC
Series 16A, Class D, (3 mo. EURIBOR + 3.20%), 3.20%, 05/25/34(a)(c)		1,000	1,141,397
Series 16A, Class E, (3 mo. EURIBOR + 6.02%), 6.02%, 05/25/34(a)(c)		900	999,326
Madison Park Funding X Ltd., Series 2012-10A, Class AR3, (3 mo. LIBOR US + 1.01%), 1.14%, 01/20/29(a)(c)	USD	9,304	9,298,418
Madison Park Funding XI Ltd., Series 2013-11A, Class AR2, (3 mo. LIBOR US + 0.90%), 1.02%, 07/23/29(a)(c)		5,344	5,338,670
Madison Park Funding XIII Ltd.
Series 2014-13A, Class AR2, (3 mo. LIBOR US + 0.95%), 1.07%, 04/19/30(a)(c)		7,654	7,643,658
Series 2014-13A, Class BR2, (3 mo. LIBOR US + 1.50%), 1.62%, 04/19/30(a)(c)		4,890	4,866,865
Madison Park Funding XIX Ltd.
Series 2015-19A, Class A1R2, (3 mo. LIBOR US + 0.92%), 1.05%, 01/22/28(a)(c)		7,275	7,270,070

2021

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Madison Park Funding XIX Ltd.
Series 2015-19A, Class A2R2, (3 mo. LIBOR US + 1.50%), 1.63%, 01/22/28(a)(c)	USD	1,000	$ 995,287
Madison Park Funding XLIX Ltd., Series 2021-49A, Class E, (3 mo. LIBOR US + 6.25%), 6.37%, 10/19/34(a)(c)		250	247,524
Madison Park Funding XLV Ltd., Series 2020-45A, Class AR, (3 mo. LIBOR US + 1.12%), 1.24%, 07/15/34(a)(c)		4,660	4,658,186
Madison Park Funding XVIII Ltd., Series 2015-18A, Class ARR, (3 mo. LIBOR US + 0.94%), 1.06%, 10/21/30(a)(c)(d)		14,970	14,970,000
Madison Park Funding XXII Ltd., Series 2016-22A, Class A1R, (3 mo. LIBOR US + 1.26%), 1.38%, 01/15/33(a)(c)		3,000	2,996,375
Madison Park Funding XXIII Ltd.
Series 2017-23A, Class AR, (3 mo. LIBOR US + 0.97%), 1.11%, 07/27/31(a)(c)		750	748,763
Series 2017-23A, Class BR, (3 mo. LIBOR US + 1.55%), 1.69%, 07/27/31(a)(c)		500	497,093
Series 2017-23A, Class CR, (3 mo. LIBOR US + 2.00%), 2.14%, 07/27/31(a)(c)		900	895,826
Madison Park Funding XXV Ltd., Series 2017-25A, Class A2R, (3 mo. LIBOR US + 1.65%), 1.77%, 04/25/29(a)(c)		1,430	1,427,289
Madison Park Funding XXVI Ltd., Series 2017-26A, Class AR, (3 mo. LIBOR US + 1.20%), 1.33%, 07/29/30(a)(c)		11,115	11,128,360
Madison Park Funding XXVII Ltd., Series 2018-27A, Class A1A, (3 mo. LIBOR US + 1.03%), 1.16%, 04/20/30(a)(c)		500	499,377
Madison Park Funding XXXI Ltd., Series 2018-31A, Class B, (3 mo. LIBOR US + 1.70%), 1.82%, 01/23/31(a)(c)		500	499,998
Madison Park Funding XXXIV Ltd., Series 2019-34A, Class AR, (3 mo. LIBOR US + 1.12%), 1.24%, 04/25/32(a)(c)		250	249,823
Madison Park Funding XXXV Ltd., Series 2019-35A, Class A1R, (3 mo. LIBOR US + 0.99%), 1.12%, 04/20/32(a)(c)		3,220	3,207,555
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class B1, (3 mo. LIBOR US + 1.85%), 1.97%, 01/15/33(a)(c)		2,470	2,470,279
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class AR, (3 mo. LIBOR US + 1.07%), 1.19%, 07/15/33(a)(c)		2,110	2,104,414
Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class A, (3 mo. LIBOR US + 1.12%), 1.25%, 07/17/34(a)(c)		5,010	5,007,167
Marble Point CLO XI Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.18%), 1.30%, 12/18/30(a)(c)		2,000	1,999,500
Marble Point CLO XXII Ltd., Series 2021-2A, Class B, (3 mo. LIBOR US + 1.85%), 1.97%, 07/25/34(a)(c)		250	250,207
Marble Point CLO XXIII Ltd., Series 2021-4A, Class D1, (3 mo. LIBOR US + 3.65%), 3.74%, 01/22/35(a)(c)		250	250,000
Mariner CLO LLC
Series 2016-3A, Class AR2, (3 mo. LIBOR US + 0.99%), 1.11%, 07/23/29(a)(c)		1,749	1,747,664
Security		Par (000)	Value
Asset-Backed Securities (continued)
Mariner CLO LLC
Series 2016-3A, Class BR2, (3 mo. LIBOR US + 1.50%), 1.62%, 07/23/29(a)(c)	USD	1,978	$ 1,987,619
Series 2016-3A, Class CR2, (3 mo. LIBOR US + 2.05%), 2.17%, 07/23/29(a)(c)		5,162	5,161,604
Series 2016-3A, Class DR2, (3 mo. LIBOR US + 2.90%), 3.02%, 07/23/29(a)(c)		500	498,810
Mariner Finance Issuance Trust
Series 2019-AA, Class B, 3.51%, 07/20/32(a)		2,420	2,457,222
Series 2019-AA, Class C, 4.01%, 07/20/32(a)		2,150	2,177,962
Series 2020-AA, Class B, 3.21%, 08/21/34(a)		1,630	1,650,829
Series 2020-AA, Class C, 4.10%, 08/21/34(a)		1,536	1,564,155
Series 2020-AA, Class D, 5.75%, 08/21/34(a)		2,030	2,073,570
Series 2021-BA, Class D, 3.42%, 11/20/36(a)		570	568,591
Series 2021-BA, Class E, 4.68%, 11/20/36(a)		1,265	1,262,934
MASTR Asset-Backed Securities Trust
Series 2006-AM2, Class A4, (1 mo. LIBOR US + 0.52%), 0.62%, 06/25/36(a)(c)		1,270	1,223,842
Series 2007-HE1, Class A4, (1 mo. LIBOR US + 0.28%), 0.38%, 05/25/37(c)		1,318	1,215,708
MASTR Specialized Loan Trust, Series 2006-3, Class A, (1 mo. LIBOR US + 0.26%), 0.36%, 06/25/46(a)(c)		390	380,469
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C, (1 mo. LIBOR US + 0.24%), 0.34%, 05/25/37(c)		1,671	1,342,083
Merrill Lynch Mortgage Investors Trust
Series 2006-OPT1, Class M1, (1 mo. LIBOR US + 0.26%), 0.36%, 08/25/37(c)		386	410,767
Series 2006-RM3, Class A2B, (1 mo. LIBOR US + 0.18%), 0.28%, 06/25/37(c)		876	241,878
MidOcean Credit CLO III, Series 2014-3A, Class A3A2, (3 mo. LIBOR US + 0.97%), 1.10%, 04/21/31(a)(c)		1,987	1,984,955
Mill City Solar Loan Ltd., Series 2019-2GS, Class A, 3.69%, 07/20/43(a)		5,583	5,849,901
Morgan Stanley ABS Capital I, Inc. Trust
Series 2005-HE1, Class A2MZ, (1 mo. LIBOR US + 0.60%), 0.70%, 12/25/34(c)		820	767,051
Series 2005-HE5, Class M4, (1 mo. LIBOR US + 0.87%), 0.97%, 09/25/35(c)		3,994	4,109,915
Series 2007-SEA1, Class 2A1, (1 mo. LIBOR US + 1.90%), 2.00%, 02/25/47(a)(c)		876	858,043
Morgan Stanley Home Equity Loan Trust, Series 2006-3, Class A3, (1 mo. LIBOR US + 0.32%), 0.42%, 04/25/36(c)		1,662	1,357,284
Morgan Stanley Mortgage Loan Trust, Series 2006-16AX, Class 1A, (1 mo. LIBOR US + 0.34%), 0.44%, 11/25/36(c)		3,886	1,025,130
Mosaic Solar Loan Trust
Series 2018-2GS, Class A, 4.20%, 02/22/44(a)		2,142	2,280,114
Series 2019-2A, Class A, 2.88%, 09/20/40(a)		684	703,956
Series 2020-1A, Class A, 2.10%, 04/20/46(a)		1,083	1,086,078
MP CLO III Ltd., Series 2013-1A, Class AR, (3 mo. LIBOR US + 1.25%), 1.38%, 10/20/30(a)(c)		2,820	2,818,620
MP CLO VII Ltd., Series 2015-1A, Class BRR, (3 mo. LIBOR US + 1.60%), 1.72%, 10/18/28(a)(c)		750	748,672

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
MP CLO VIII Ltd.
Series 2015-2A, Class ARR, (3 mo. LIBOR US + 1.20%), 1.34%, 04/28/34(a)(c)	USD	5,910	$ 5,890,419
Series 2015-2A, Class BRR, (3 mo. LIBOR US + 1.80%), 1.94%, 04/28/34(a)(c)		3,500	3,485,233
Myers Park CLO Ltd.
Series 2018-1A, Class B1, (3 mo. LIBOR US + 1.60%), 1.73%, 10/20/30(a)(c)		250	250,012
Series 2018-1A, Class E, (3 mo. LIBOR US + 5.50%), 5.63%, 10/20/30(a)(c)		250	245,049
Nationstar Home Equity Loan Trust, Series 2007-B, Class M1, (1 mo. LIBOR US + 0.41%), 0.51%, 04/25/37(c)		3,320	3,198,353
Navient Private Education Loan Trust, Series 2014-AA, Class B, 3.50%, 08/15/44(a)		6,000	6,165,301
Navient Private Education Refi Loan Trust
Series 2020-A, Class A2B, (1 mo. LIBOR US + 0.90%), 1.01%, 11/15/68(a)(c)		2,362	2,377,773
Series 2020-FA, Class B, 2.69%, 07/15/69(a)		2,590	2,610,080
Series 2021-DA, Class B, 2.61%, 04/15/60(a)(d)		1,700	1,690,740
Series 2021-DA, Class C, 3.48%, 04/15/60(a)(d)		4,380	4,362,392
Series 2021-DA, Class D, 4.00%, 04/15/60(a)(d)		1,400	1,352,194
Nelnet Student Loan Trust
Series 2021-A, Class B2, 2.85%, 04/20/62(a)		22,590	22,602,531
Series 2021-A, Class C, 3.75%, 04/20/62(a)		13,100	13,557,713
Series 2021-A, Class D, 4.93%, 04/20/62(a)		5,340	5,485,322
Series 2021-BA, Class B, 2.68%, 04/20/62(a)		18,310	18,231,461
Series 2021-BA, Class C, 3.57%, 04/20/62(a)		5,130	5,126,519
Series 2021-BA, Class D, 4.75%, 04/20/62(a)		1,499	1,498,046
Series 2021-CA, Class B, 2.53%, 04/20/62(a)		16,690	16,463,824
Series 2021-CA, Class C, 3.36%, 04/20/62(a)		650	653,442
Series 2021-CA, Class D, 4.44%, 04/20/62(a)		990	1,009,528
Series 2021-DA, Class B, 2.90%, 04/20/62(a)		9,900	9,977,751
Series 2021-DA, Class C, 3.50%, 04/20/62(a)		1,070	1,081,213
Series 2021-DA, Class D, 4.38%, 04/20/62(a)		331	336,243
Neuberger Berman CLO XIV Ltd., Series 2013-14A, Class AR2, (3 mo. LIBOR US + 1.03%), 1.17%, 01/28/30(a)(c)		750	749,798
Neuberger Berman CLO XVII Ltd.
Series 2014-17A, Class BR2, (3 mo. LIBOR US + 1.50%), 1.63%, 04/22/29(a)(c)		1,500	1,499,455
Series 2014-17A, Class CR2, (3 mo. LIBOR US + 2.00%), 2.13%, 04/22/29(a)(c)		1,900	1,901,863
Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class AR, (3 mo. LIBOR US + 1.04%), 1.16%, 04/15/34(a)(c)		2,690	2,684,003
Neuberger Berman CLO XX Ltd.
Series 2015-20A, Class ARR, (3 mo. LIBOR US + 1.16%), 1.28%, 07/15/34(a)(c)		1,000	999,002
Series 2015-20A, Class BRR, (3 mo. LIBOR US + 1.65%), 1.77%, 07/15/34(a)(c)		750	749,998
Neuberger Berman CLO XXII Ltd., Series 2016-22A, Class BR, (3 mo. LIBOR US + 1.65%), 1.77%, 10/17/30(a)(c)		250	249,999
Neuberger Berman CLO XXIII Ltd., Series 2016-23A, Class BR, (3 mo. LIBOR US + 1.55%), 1.67%, 10/17/27(a)(c)		400	399,873
Security		Par (000)	Value
Asset-Backed Securities (continued)
Neuberger Berman Loan Advisers CLO 25 Ltd., Series 2017-25A, Class BR, (3 mo. LIBOR US + 1.35%), 1.47%, 10/18/29(a)(c)	USD	250	$ 249,115
Neuberger Berman Loan Advisers CLO 26 Ltd.
Series 2017-26A, Class AR, (3 mo. LIBOR US + 0.92%), 1.07%, 10/18/30(a)(c)		6,750	6,750,000
Series 2017-26A, Class BR, (3 mo. LIBOR US + 1.40%), 1.55%, 10/18/30(a)(c)		250	250,000
Neuberger Berman Loan Advisers CLO 29 Ltd.
Series 2018-29A, Class A1, (3 mo. LIBOR US + 1.13%), 1.25%, 10/19/31(a)(c)		500	499,846
Series 2018-29A, Class B1, (3 mo. LIBOR US + 1.70%), 1.82%, 10/19/31(a)(c)		250	250,006
Neuberger Berman Loan Advisers CLO 34 Ltd., Series 2019-34A, Class E, (3 mo. LIBOR US + 7.80%), 7.93%, 01/20/33(a)(c)		500	503,687
Neuberger Berman Loan Advisers CLO 37 Ltd., Series 2020-37A, Class BR, (3 mo. LIBOR US + 1.45%), 1.58%, 07/20/31(a)(c)		1,000	999,048
Neuberger Berman Loan Advisers CLO 39 Ltd., Series 2020-39A, Class E, (3 mo. LIBOR US + 7.20%), 7.33%, 01/20/32(a)(c)		250	250,136
Neuberger Berman Loan Advisers CLO 42 Ltd., Series 2021-42A, Class A, (3 mo. LIBOR US + 1.10%), 1.22%, 07/16/35(a)(c)		3,940	3,940,001
New Century Home Equity Loan Trust, Series 2005-C, Class M2, (1 mo. LIBOR US + 0.68%), 0.78%, 12/25/35(c)		2,167	2,059,606
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, (1 mo. LIBOR US + 0.40%), 0.50%, 10/25/36(a)(c)		100	125,476
OAK Hill European Credit Partners V Designated Activity Co., Series 2016-5A, Class BR, (3 mo. EURIBOR + 1.90%), 1.90%, 01/21/35(a)(c)	EUR	400	454,211
Oaktree CLO Ltd., Series 2015-1A, Class A1R, (3 mo. LIBOR US + 0.87%), 1.00%, 10/20/27(a)(c)	USD	133	132,770
Oakwood Mortgage Investors, Inc.
Series 2001-D, Class A2, 5.26%, 01/15/19(c)		590	379,330
Series 2001-D, Class A4, 6.93%, 09/15/31(c)		375	278,596
Series 2002-B, Class M1, 7.62%, 06/15/32(c)		4,481	3,947,630
Ocean Trails CLO VI
Series 2016-6A, Class BRR, (3 mo. LIBOR US + 1.45%), 1.57%, 07/15/28(a)(c)		1,055	1,053,427
Series 2016-6A, Class CRR, (3 mo. LIBOR US + 2.25%), 2.37%, 07/15/28(a)(c)		1,750	1,751,537
Ocean Trails CLO X, Series 2020-10A, Class BR, (3 mo. LIBOR US + 1.80%), 1.94%, 10/15/34(a)(c)		250	250,008
OCP CLO Ltd.
Series 2013-4A, Class A2RR, (3 mo. LIBOR US + 1.45%), 1.57%, 04/24/29(a)(c)		2,500	2,494,804
Series 2013-4A, Class BRR, (3 mo. LIBOR US + 1.90%), 2.02%, 04/24/29(a)(c)		4,618	4,601,931
Series 2013-4A, Class CRR, (3 mo. LIBOR US + 3.00%), 3.12%, 04/24/29(a)(c)		3,000	2,988,767
Series 2014-5A, Class A1R, (3 mo. LIBOR US + 1.08%), 1.21%, 04/26/31(a)(c)		660	659,819
Series 2014-5A, Class A2R, (3 mo. LIBOR US + 1.40%), 1.53%, 04/26/31(a)(c)		1,070	1,064,150

2021

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
OCP CLO Ltd.
Series 2014-7A, Class A1RR, (3 mo. LIBOR US + 1.12%), 1.25%, 07/20/29(a)(c)	USD	450	$ 449,553
Series 2014-7A, Class A2RR, (3 mo. LIBOR US + 1.65%), 1.78%, 07/20/29(a)(c)		1,250	1,250,195
Series 2015-9A, Class BR, (3 mo. LIBOR US + 1.75%), 1.87%, 07/15/27(a)(c)		250	249,744
Series 2015-9A, Class E, (3 mo. LIBOR US + 6.40%), 6.52%, 07/15/27(a)(c)		250	250,257
Series 2016-12A, Class A1R, (3 mo. LIBOR US + 1.12%), 1.24%, 10/18/28(a)(c)		7,858	7,860,002
Series 2016-12A, Class A2R, (3 mo. LIBOR US + 1.60%), 1.72%, 10/18/28(a)(c)		500	500,045
Series 2017-14A, Class B, (3 mo. LIBOR US + 1.95%), 2.11%, 11/20/30(a)(c)		500	497,538
Series 2019-16A, Class AR, (3 mo. LIBOR US + 1.00%), 1.12%, 04/10/33(a)(c)		1,480	1,480,657
Series 2019-16A, Class ER, (3 mo. LIBOR US + 6.35%), 6.47%, 04/10/33(a)(c)		950	943,238
Series 2020-18A, Class AR, (3 mo. LIBOR US + 1.09%), 1.22%, 07/20/32(a)(c)		1,830	1,829,299
Series 2020-19A, Class BR, (3 mo. LIBOR US + 1.70%), 1.83%, 10/20/34(a)(c)		500	499,413
Series 2021-22A, Class A, (3 mo. LIBOR US + 1.18%), 1.30%, 12/02/34(a)(c)		2,010	2,008,014
OCP Euro CLO DAC
Series 2017-2X, Class B, (3 mo. EURIBOR + 1.35%), 1.35%, 01/15/32(c)(e)	EUR	1,130	1,282,408
Series 2019-3A, Class CR, (3 mo. EURIBOR + 2.30%), 2.30%, 04/20/33(a)(c)		250	284,559
Series 2019-3A, Class DR, (3 mo. EURIBOR + 3.30%), 3.30%, 04/20/33(a)(c)		250	284,903
Series 2020-4A, Class B1R, (3 mo. EURIBOR + 1.70%), 1.70%, 09/22/34(a)(c)(d)		3,320	3,776,040
Series 2020-4A, Class DR, (3 mo. EURIBOR + 3.20%), 3.20%, 09/22/34(a)(c)		750	849,715
Series 2020-4A, Class ER, (3 mo. EURIBOR + 5.94%), 5.94%, 09/22/34(a)(c)		2,300	2,611,963
Series 2020-4X, Class ER, (3 mo. EURIBOR + 5.94%), 5.94%, 09/22/34(c)(e)		500	567,818
Octagon 54 Ltd., Series 2021-1A, Class D, (3 mo. LIBOR US + 3.05%), 3.18%, 07/15/34(a)(c)	USD	1,000	1,000,398
Octagon 56 Ltd., Series 2021-1A, Class B, (3 mo. LIBOR US + 1.65%), 1.77%, 10/15/34(a)(c)		250	249,101
Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A1A, (3 mo. LIBOR US + 0.96%), 1.08%, 04/16/31(a)(c)		7,300	7,289,082
Octagon Investment Partners 24 Ltd., Series 2015-1A, Class A2S, (3 mo. LIBOR US + 1.70%), 1.83%, 04/21/31(a)(c)		3,440	3,437,639
Octagon Investment Partners 33 Ltd., Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.19%), 1.32%, 01/20/31(a)(c)		500	500,016
Octagon Investment Partners 36 Ltd., Series 2018-1A, Class A1, (3 mo. LIBOR US + 0.97%), 1.09%, 04/15/31(a)(c)		250	248,787
Octagon Investment Partners 37 Ltd., Series 2018-2A, Class A2, (3 mo. LIBOR US + 1.58%), 1.70%, 07/25/30(a)(c)		750	746,601
Security		Par (000)	Value
Asset-Backed Securities (continued)
Octagon Investment Partners 39 Ltd., Series 2018-3A, Class B, (3 mo. LIBOR US + 1.65%), 1.78%, 10/20/30(a)(c)	USD	350	$ 349,127
Octagon Investment Partners 46 Ltd., Series 2020-2A, Class BR, (3 mo. LIBOR US + 1.65%), 1.77%, 07/15/36(a)(c)		3,290	3,278,230
Octagon Investment Partners 51 Ltd., Series 2021-1A, Class A, (3 mo. LIBOR US + 1.15%), 1.28%, 07/20/34(a)(c)		11,920	11,919,979
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.35%), 1.47%, 07/19/30(a)(c)		1,430	1,430,936
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A1R, (3 mo. LIBOR US + 1.02%), 1.14%, 07/17/30(a)(c)		3,580	3,566,419
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A1R2, (3 mo. LIBOR US + 1.00%), 1.12%, 01/25/31(a)(c)		8,490	8,457,737
OHA Credit Funding 2 Ltd., Series 2019-2A, Class AR, (3 mo. LIBOR US + 1.15%), 1.28%, 04/21/34(a)(c)		14,440	14,433,379
OHA Credit Funding 3 Ltd.
Series 2019-3A, Class AR, (3 mo. LIBOR US + 1.14%), 1.27%, 07/02/35(a)(c)		3,475	3,470,707
Series 2019-3A, Class BR, (3 mo. LIBOR US + 1.65%), 1.78%, 07/02/35(a)(c)		2,989	2,978,719
OHA Credit Funding 4 Ltd., Series 2019-4A, Class AR, (3 mo. LIBOR US + 1.15%), 1.28%, 10/22/36(a)(c)		750	749,064
OHA Credit Funding 6 Ltd., Series 2020-6A, Class AR, (3 mo. LIBOR US + 1.14%), 1.27%, 07/20/34(a)(c)(d)		270	269,919
OHA Loan Funding Ltd.
Series 2013-2A, Class AR, (3 mo. LIBOR US + 1.04%), 1.20%, 05/23/31(a)(c)		6,219	6,215,512
Series 2015-1A, Class AR3, (3 mo. LIBOR US + 1.15%), 1.36%, 01/19/37(a)(c)(d)		5,400	5,400,000
Series 2016-1A, Class B1R, (3 mo. LIBOR US + 1.60%), 1.73%, 01/20/33(a)(c)		250	249,710
OneMain Financial Issuance Trust
Series 2019-1A, Class E, 5.69%, 02/14/31(a)		5,010	5,038,482
Series 2019-2A, Class A, 3.14%, 10/14/36(a)		14,760	15,534,775
Series 2020-1A, Class A, 3.84%, 05/14/32(a)		12,330	12,608,750
Series 2020-2A, Class C, 2.76%, 09/14/35(a)		2,620	2,660,263
Series 2020-2A, Class D, 3.45%, 09/14/35(a)		6,620	6,878,400
Series 2021-1A, Class C, 2.22%, 06/16/36(a)		430	423,679
Series 2021-1A, Class D, 2.47%, 06/16/36(a)		920	905,219
Oportun Issuance Trust
Series 2021-B, Class B, 1.96%, 05/08/31(a)		1,070	1,065,497
Series 2021-B, Class C, 3.65%, 05/08/31(a)		510	510,484
Series 2021-B, Class D, 5.41%, 05/08/31(a)		910	910,270
Series 2021-C, Class A, 2.18%, 10/08/31(a)		15,195	15,098,939
Series 2021-C, Class B, 2.67%, 10/08/31(a)		7,070	7,013,567
Series 2021-C, Class C, 3.61%, 10/08/31(a)		2,276	2,258,215
Series 2021-C, Class D, 5.57%, 10/08/31(a)		250	248,458
Option One Mortgage Loan Trust
Series 2006-3, Class 1A1, (1 mo. LIBOR US + 0.14%), 0.24%, 02/25/37(c)		1,067	845,397
Series 2007-CP1, Class 2A3, (1 mo. LIBOR US + 0.21%), 0.31%, 03/25/37(c)		2,360	2,004,615
Series 2007-FXD1, Class 1A1, 5.87%, 01/25/37(b)		2,291	2,262,687

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Option One Mortgage Loan Trust
Series 2007-FXD1, Class 2A1, 5.87%, 01/25/37(b)	USD	5,497	$ 5,405,401
Series 2007-FXD2, Class 1A1, 5.82%, 03/25/37(b)		2,914	2,905,030
Option One Mortgage Loan Trust Asset-Backed Certificates, Series 2005-4, Class M3, (1 mo. LIBOR US + 0.74%), 0.84%, 11/25/35(c)		4,030	3,905,978
Origen Manufactured Housing Contract Trust
Series 2001-A, Class M1, 7.82%, 03/15/32(c)		1,210	1,190,469
Series 2007-B, Class A1, (1 mo. LIBOR US + 1.20%), 1.31%, 10/15/37(a)(c)(d)		1,126	1,116,010
Owl Rock CLO VI Ltd., Series 2021-6A, Class A, (3 mo. LIBOR US + 1.45%), 1.57%, 06/21/32(a)(c)		1,000	999,055
Ownit Mortgage Loan Trust Series, Series 2006-2, Class A2C, 6.50%, 01/25/37(b)		1,983	1,970,800
OZLM Funding IV Ltd.
Series 2013-4A, Class A1R, (3 mo. LIBOR US + 1.25%), 1.38%, 10/22/30(a)(c)		13,280	13,273,608
Series 2013-4A, Class A2R, (3 mo. LIBOR US + 1.70%), 1.83%, 10/22/30(a)(c)		2,120	2,119,874
OZLM VI Ltd., Series 2014-6A, Class A2AS, (3 mo. LIBOR US + 1.75%), 1.87%, 04/17/31(a)(c)		900	900,086
OZLM VIII Ltd., Series 2014-8A, Class BR3, (3 mo. LIBOR US + 2.10%), 2.32%, 10/17/29(a)(c)(d)		1,160	1,160,000
OZLM XII Ltd., Series 2015-12A, Class A2R, (3 mo. LIBOR US + 1.60%), 1.73%, 04/30/27(a)(c)		500	499,622
OZLM XVIII Ltd., Series 2018-18A, Class A, (3 mo. LIBOR US + 1.02%), 1.14%, 04/15/31(a)(c)		3,120	3,120,086
OZLM XX Ltd., Series 2018-20A, Class A2, (3 mo. LIBOR US + 1.65%), 1.78%, 04/20/31(a)(c)		850	850,040
OZLM XXI Ltd., Series 2017-21A, Class B, (3 mo. LIBOR US + 1.90%), 2.03%, 01/20/31(a)(c)		930	930,443
OZLM XXII Ltd., Series 2018-22A, Class A1, (3 mo. LIBOR US + 1.07%), 1.19%, 01/17/31(a)(c)		999	998,197
OZLM XXIV Ltd., Series 2019-24A, Class A2AR, (3 mo. LIBOR US + 1.70%), 1.83%, 07/20/32(a)(c)		750	750,222
Palmer Square CLO Ltd.
Series 2013-2A, Class A1A3, (3 mo. LIBOR US + 1.00%), 1.12%, 10/17/31(a)(c)		3,390	3,384,252
Series 2014-1A, Class A1R2, (3 mo. LIBOR US + 1.13%), 1.25%, 01/17/31(a)(c)		4,548	4,548,252
Series 2015-1A, Class A1A4, (3 mo. LIBOR US + 1.13%), 1.29%, 05/21/34(a)(c)		24,530	24,516,575
Series 2015-1A, Class A2R4, (3 mo. LIBOR US + 1.70%), 1.86%, 05/21/34(a)(c)		1,250	1,251,780
Series 2015-2A, Class A2R2, (3 mo. LIBOR US + 1.55%), 1.68%, 07/20/30(a)(c)		2,500	2,496,917
Series 2015-2A, Class CR2, (3 mo. LIBOR US + 2.75%), 2.88%, 07/20/30(a)(c)		1,000	986,710
Series 2018-1A, Class A1, (3 mo. LIBOR US + 1.03%), 1.15%, 04/18/31(a)(c)		4,860	4,858,657
Security		Par (000)	Value
Asset-Backed Securities (continued)
Palmer Square CLO Ltd.
Series 2018-2A, Class A1A, (3 mo. LIBOR US + 1.10%), 1.22%, 07/16/31(a)(c)	USD	4,820	$ 4,820,104
Series 2018-2A, Class A1B, (3 mo. LIBOR US + 1.35%), 1.47%, 07/16/31(a)(c)		250	249,778
Series 2018-2A, Class A2, (3 mo. LIBOR US + 1.65%), 1.77%, 07/16/31(a)(c)		1,500	1,500,082
Series 2018-2A, Class D, (3 mo. LIBOR US + 5.60%), 5.72%, 07/16/31(a)(c)		250	243,773
Series 2020-3A, Class A1AR, (3 mo. LIBOR US + 1.08%), 1.21%, 11/15/31(a)(c)(d)		1,020	1,020,000
Series 2021-1A, Class A2, (3 mo. LIBOR US + 1.40%), 1.53%, 04/20/34(a)(c)		250	246,534
Series 2021-3A, Class A1, (3 mo. LIBOR US + 1.15%), 1.38%, 01/15/35(a)(c)		360	359,998
Palmer Square Loan Funding Ltd.
Series 2018-4A, Class A2, (3 mo. LIBOR US + 1.45%), 1.61%, 11/15/26(a)(c)		950	949,827
Series 2018-4A, Class D, (3 mo. LIBOR US + 4.25%), 4.41%, 11/15/26(a)(c)		1,000	1,000,893
Series 2018-5A, Class A2, (3 mo. LIBOR US + 1.40%), 1.53%, 01/20/27(a)(c)		3,217	3,213,805
Series 2018-5A, Class D, (3 mo. LIBOR US + 4.25%), 4.38%, 01/20/27(a)(c)		800	799,274
Series 2019-1A, Class D, (3 mo. LIBOR US + 5.80%), 5.93%, 04/20/27(a)(c)		2,050	2,057,556
Series 2019-2A, Class B, (3 mo. LIBOR US + 2.25%), 2.38%, 04/20/27(a)(c)		2,340	2,340,814
Series 2019-2A, Class C, (3 mo. LIBOR US + 3.25%), 3.38%, 04/20/27(a)(c)		250	250,044
Series 2019-2A, Class D, (3 mo. LIBOR US + 5.50%), 5.63%, 04/20/27(a)(c)		1,500	1,503,284
Series 2019-2A, Class E, (3 mo. LIBOR US + 6.75%), 6.88%, 04/20/27(a)(c)		250	251,034
Series 2019-3A, Class A2, (3 mo. LIBOR US + 1.60%), 1.76%, 08/20/27(a)(c)		2,610	2,609,985
Series 2019-3A, Class B, (3 mo. LIBOR US + 2.10%), 2.26%, 08/20/27(a)(c)		1,940	1,940,585
Series 2019-3A, Class D, (3 mo. LIBOR US + 5.35%), 5.51%, 08/20/27(a)(c)		1,250	1,253,275
Series 2019-4A, Class B, (3 mo. LIBOR US + 2.10%), 2.22%, 10/24/27(a)(c)		1,460	1,460,274
Series 2019-4A, Class D, (3 mo. LIBOR US + 5.90%), 6.02%, 10/24/27(a)(c)		3,013	3,010,259
Series 2020-1A, Class A2, (3 mo. LIBOR US + 1.35%), 1.51%, 02/20/28(a)(c)		4,860	4,853,121
Series 2020-1A, Class C, (3 mo. LIBOR US + 2.50%), 2.66%, 02/20/28(a)(c)		375	375,432
Series 2020-1A, Class D, (3 mo. LIBOR US + 4.85%), 5.01%, 02/20/28(a)(c)		400	401,875
Series 2020-2A, Class A2, (3 mo. LIBOR US + 1.55%), 1.68%, 04/20/28(a)(c)		5,850	5,841,227
Series 2020-2A, Class B, (3 mo. LIBOR US + 2.25%), 2.38%, 04/20/28(a)(c)		1,000	1,000,354
Series 2020-2A, Class C, (3 mo. LIBOR US + 3.00%), 3.13%, 04/20/28(a)(c)		1,000	1,000,045
Series 2020-4A, Class A2, (3 mo. LIBOR US + 1.60%), 1.78%, 11/25/28(a)(c)		2,640	2,639,986
Series 2020-4A, Class C, (3 mo. LIBOR US + 3.60%), 3.78%, 11/25/28(a)(c)		500	500,521
Series 2021-1A, Class D, (3 mo. LIBOR US + 6.00%), 6.13%, 04/20/29(a)(c)		500	500,679

2021

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Palmer Square Loan Funding Ltd.
Series 2021-2A, Class D, (3 mo. LIBOR US + 5.00%), 5.16%, 05/20/29(a)(c)	USD	500	$ 499,979
Series 2021-4A, Class D, (3 mo. LIBOR US + 5.00%), 5.13%, 10/15/29(a)(c)		1,480	1,480,003
Parallel Ltd.
Series 2015-1A, Class AR, (3 mo. LIBOR US + 0.85%), 0.98%, 07/20/27(a)(c)		191	190,514
Series 2015-1A, Class C1R, (3 mo. LIBOR US + 1.75%), 1.88%, 07/20/27(a)(c)		1,150	1,145,392
Park Avenue Institutional Advisers CLO Ltd.
Series 2017-1A, Class A1R, (3 mo. LIBOR US + 1.24%), 1.40%, 02/14/34(a)(c)		6,400	6,403,713
Series 2017-1A, Class A2R, (3 mo. LIBOR US + 1.55%), 1.71%, 02/14/34(a)(c)		4,450	4,420,632
Series 2019-1A, Class A1, (3 mo. LIBOR US + 1.48%), 1.64%, 05/15/32(a)(c)		500	501,469
Series 2019-1A, Class A2A, (3 mo. LIBOR US + 2.00%), 2.16%, 05/15/32(a)(c)		500	500,022
Series 2021-1A, Class D, (3 mo. LIBOR US + 7.30%), 7.43%, 01/20/34(a)(c)		250	249,184
Series 2021-2A, Class D, (3 mo. LIBOR US + 3.40%), 3.50%, 07/15/34(a)(c)		250	249,997
Penta CLO 8 DAC, Series 2020-8A, Class ER, (3 mo. EURIBOR + 5.93%), 5.93%, 01/15/34(a)(c)	EUR	500	557,865
Penta CLO 9 DAC, Series 2021-9A, Class A, (3 mo. EURIBOR + 0.85%), 0.85%, 07/25/36(a)(c)		3,090	3,497,158
Pikes Peak CLO 1, Series 2018-1A, Class A, (3 mo. LIBOR US + 1.18%), 1.30%, 07/24/31(a)(c)	USD	975	974,885
Pikes Peak CLO 8, Series 2021-8A, Class A, (3 mo. LIBOR US + 1.17%), 1.32%, 07/20/34(a)(c)		7,000	6,992,201
Post CLO Ltd., Series 2018-1A, Class D, (3 mo. LIBOR US + 2.95%), 3.07%, 04/16/31(a)(c)		500	500,009
PPM CLO 2 Ltd.
Series 2019-2A, Class BR, (3 mo. LIBOR US + 1.75%), 1.88%, 04/16/32(a)(c)		500	502,197
Series 2019-2A, Class DR, (3 mo. LIBOR US + 3.40%), 3.53%, 04/16/32(a)(c)		250	250,063
Preston Ridge Partners Mortgage LLC, Series 2020-4, Class A1, 2.95%, 10/25/25(a)(b)		7,721	7,701,583
PRET LLC, Series 2021-NPL6, Class A1, 2.49%, 07/25/51(a)(b)		16,109	16,108,979
Prima Capital CRE Securitization Ltd.
Series 2015-4A, Class C, 4.00%, 08/24/49(a)(d)		1,590	1,558,518
Series 2016-6A, Class C, 4.00%, 08/24/40(a)(d)		7,170	7,137,018
Prodigy Finance DAC
Series 2021-1A, Class A, (1 mo. LIBOR US + 1.25%), 1.35%, 07/25/51(a)(c)		6,962	6,959,873
Series 2021-1A, Class B, (1 mo. LIBOR US + 2.50%), 2.60%, 07/25/51(a)(c)		1,260	1,263,680
Series 2021-1A, Class C, (1 mo. LIBOR US + 3.75%), 3.85%, 07/25/51(a)(c)		730	732,681
Series 2021-1A, Class D, (1 mo. LIBOR US + 5.90%), 6.00%, 07/25/51(a)(c)		500	501,347
Security		Par (000)	Value
Asset-Backed Securities (continued)
Progress Residential Trust
Series 2019-SFR1, Class E, 4.47%, 08/17/35(a)	USD	2,000	$ 2,005,293
Series 2020-SFR2, Class B, 2.58%, 06/17/37(a)		550	552,214
Series 2020-SFR2, Class D, 3.87%, 06/17/37(a)		1,886	1,916,126
Series 2020-SFR3, Class E, 2.30%, 10/17/27(a)		2,870	2,808,286
Series 2020-SFR3, Class F, 2.80%, 10/17/27(a)		5,410	5,324,827
Series 2021-SFR1, Class F, 2.76%, 04/17/38(a)		2,900	2,823,340
Series 2021-SFR10, Class E2, 3.67%, 12/17/38(a)		2,128	2,140,928
Series 2021-SFR10, Class F, 4.61%, 12/17/38(a)		8,594	8,669,879
Series 2021-SFR2, Class F, 3.40%, 04/19/38(a)		5,967	5,920,053
Series 2021-SFR3, Class F, 3.44%, 05/17/26(a)		6,640	6,585,588
Series 2021-SFR4, Class F, 3.41%, 05/17/38(a)		8,330	8,215,788
Series 2021-SFR9, Class F, 4.05%, 11/17/40(a)		1,342	1,321,706
Race Point IX CLO Ltd., Series 2015-9A, Class A1A2, (3 mo. LIBOR US + 0.94%), 1.06%, 10/15/30(a)(c)		4,805	4,800,692
Race Point X CLO Ltd., Series 2016-10A, Class A1R, (3 mo. LIBOR US + 1.10%), 1.22%, 07/25/31(a)(c)		5,472	5,470,343
Rad CLO 15 Ltd.
Series 2021-15A, Class A, (3 mo. LIBOR US + 1.09%), 1.34%, 01/20/34(a)(c)		300	299,999
Series 2021-15A, Class E, (3 mo. LIBOR US + 6.20%), 6.45%, 01/20/34(a)(c)		250	247,492
Rad CLO 2 Ltd., Series 2018-2A, Class AR, (3 mo. LIBOR US + 1.08%), 1.20%, 10/15/31(a)(c)		3,255	3,250,959
Rad CLO 3 Ltd.
Series 2019-3A, Class BR, (3 mo. LIBOR US + 1.55%), 1.67%, 04/15/32(a)(c)		250	249,944
Series 2019-3A, Class CR, (3 mo. LIBOR US + 1.85%), 1.97%, 04/15/32(a)(c)		475	473,261
Rad CLO 5 Ltd., Series 2019-5A, Class AR, (3 mo. LIBOR US + 1.12%), 0.00%, 07/24/32(a)(c)(d)		3,770	3,770,000
Rad CLO 7 Ltd., Series 2020-7A, Class A1, (3 mo. LIBOR US + 1.20%), 1.32%, 04/17/33(a)(c)		500	500,065
Rad CLO 9 Ltd., Series 2020-9A, Class B1, (3 mo. LIBOR US + 1.90%), 2.02%, 01/15/34(a)(c)		250	250,730
RAMP Series Trust, Series 2004-RS7, Class A2A, (1 mo. LIBOR US + 0.62%), 0.71%, 07/25/34(c)		1,639	1,441,460
Recette CLO Ltd., Series 2015-1A, Class BRR, (3 mo. LIBOR US + 1.40%), 1.53%, 04/20/34(a)(c)		500	491,221
Regatta VI Funding Ltd., Series 2016-1A, Class AR2, (3 mo. LIBOR US + 1.16%), 1.29%, 04/20/34(a)(c)		4,700	4,695,308

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Regatta VII Funding Ltd.
Series 2016-1A, Class A1R2, (3 mo. LIBOR US + 1.15%), 1.36%, 06/20/34(a)(c)	USD	1,600	$ 1,599,115
Series 2016-1A, Class BR2, (3 mo. LIBOR US + 1.60%), 1.81%, 06/20/34(a)(c)		500	499,999
Regatta X Funding Ltd., Series 2017-3A, Class B, (3 mo. LIBOR US + 1.45%), 1.57%, 01/17/31(a)(c)		250	248,244
Regatta XIII Funding Ltd., Series 2018-2A, Class C, (3 mo. LIBOR US + 3.10%), 3.22%, 07/15/31(a)(c)		375	371,830
Regatta XVI Funding Ltd., Series 2019-2A, Class B, (3 mo. LIBOR US + 2.05%), 2.17%, 01/15/33(a)(c)		250	250,333
Regatta XVIII Funding Ltd., Series 2021-1A, Class B, (3 mo. LIBOR US + 1.45%), 1.57%, 01/15/34(a)(c)		750	739,777
Regatta XXIV Funding Ltd., Series 2021-5A, Class E, (3 mo. LIBOR US + 6.80%), 6.89%, 01/20/35(a)(c)(d)		250	247,500
Regional Management Issuance Trust
Series 2019-1, Class A, 3.05%, 11/15/28(a)		10,362	10,398,364
Series 2021-3, Class A, 0.00%, 10/17/33(d)		21,460	21,299,050
Republic Finance Issuance Trust
Series 2021-A, Class A, 2.30%, 12/22/31(a)		13,570	13,556,640
Series 2021-A, Class B, 2.80%, 12/22/31(a)		3,000	2,990,323
Series 2021-A, Class C, 3.53%, 12/22/31(a)		1,020	1,016,693
Series 2021-A, Class D, 5.23%, 12/22/31(a)		1,440	1,436,799
Riserva CLO Ltd., Series 2016-3A, Class ARR, (3 mo. LIBOR US + 1.06%), 1.18%, 01/18/34(a)(c)		5,690	5,693,776
Rockfield Park CLO DAC, Series 1X, Class D, (3 mo. EURIBOR + 5.95%), 5.95%, 07/16/34(c)(e)	EUR	125	140,100
Rockford Tower CLO Ltd.
Series 2017-1A, Class AR2, (3 mo. LIBOR US + 1.10%), 1.23%, 04/20/34(a)(c)	USD	11,327	11,277,288
Series 2017-1A, Class BR2A, (3 mo. LIBOR US + 1.65%), 1.78%, 04/20/34(a)(c)		7,079	7,039,217
Series 2017-2A, Class BR, (3 mo. LIBOR US + 1.50%), 1.62%, 10/15/29(a)(c)		8,271	8,266,906
Series 2017-2A, Class CR, (3 mo. LIBOR US + 1.90%), 2.02%, 10/15/29(a)(c)		2,750	2,746,491
Series 2017-2A, Class DR, (3 mo. LIBOR US + 2.85%), 2.97%, 10/15/29(a)(c)		4,766	4,766,000
Series 2017-2A, Class ER, (3 mo. LIBOR US + 6.25%), 6.37%, 10/15/29(a)(c)		1,750	1,738,733
Series 2017-3A, Class A, (3 mo. LIBOR US + 1.19%), 1.32%, 10/20/30(a)(c)		14,614	14,600,865
Series 2018-1A, Class A, (3 mo. LIBOR US + 1.10%), 1.26%, 05/20/31(a)(c)		1,953	1,953,551
Series 2018-1A, Class B, (3 mo. LIBOR US + 1.72%), 1.88%, 05/20/31(a)(c)		1,500	1,497,961
Series 2018-1A, Class D, (3 mo. LIBOR US + 3.00%), 3.16%, 05/20/31(a)(c)		750	750,096
Series 2018-2A, Class A, (3 mo. LIBOR US + 1.16%), 1.29%, 10/20/31(a)(c)		1,000	999,691
Series 2018-2A, Class B, (3 mo. LIBOR US + 1.80%), 1.93%, 10/20/31(a)(c)		500	500,022
Series 2019-2A, Class BR, (3 mo. LIBOR US + 1.65%), 1.81%, 08/20/32(a)(c)		1,250	1,247,768
Security		Par (000)	Value
Asset-Backed Securities (continued)
Rockford Tower CLO Ltd.
Series 2021-1A, Class A1, (3 mo. LIBOR US + 1.17%), 1.30%, 07/20/34(a)(c)	USD	7,760	$ 7,755,811
Rockford Tower Europe CLO DAC
Series 2018-1A, Class E, (3 mo. EURIBOR + 5.36%), 5.36%, 12/20/31(a)(c)	EUR	1,480	1,662,961
Series 2018-1X, Class B, (3 mo. EURIBOR + 1.85%), 1.85%, 12/20/31(c)(e)		3,898	4,439,217
Series 2018-1X, Class C, (3 mo. EURIBOR + 2.47%), 2.47%, 12/20/31(c)(e)		1,805	2,055,685
Romark CLO IV Ltd.
Series 2021-4A, Class C1, (3 mo. LIBOR US + 3.20%), 3.35%, 07/10/34(a)(c)	USD	1,940	1,940,097
Series 2021-4A, Class C2, (3 mo. LIBOR US + 5.00%), 5.15%, 07/10/34(a)(c)		1,000	1,000,028
Romark CLO Ltd., Series 2017-1A, Class B, (3 mo. LIBOR US + 2.15%), 2.27%, 10/23/30(a)(c)		750	750,032
Romark WM-R Ltd., Series 2018-1A, Class A1, (3 mo. LIBOR US + 1.03%), 1.16%, 04/20/31(a)(c)		5,262	5,258,142
RR 1 LLC, Series 2017-1A, Class A1AB, (3 mo. LIBOR US + 1.15%), 1.27%, 07/15/35(a)(c)		9,490	9,496,664
RR 3 Ltd., Series 2018-3A, Class A1R2, (3 mo. LIBOR US + 1.09%), 1.21%, 01/15/30(a)(c)		3,800	3,792,523
RR 4 Ltd., Series 2018-4A, Class A2, (3 mo. LIBOR US + 1.55%), 1.67%, 04/15/30(a)(c)		1,400	1,396,691
RR 5 Ltd., Series 2018-5A, Class A2, (3 mo. LIBOR US + 1.65%), 1.77%, 10/15/31(a)(c)		1,000	1,000,018
RRE 2 Loan Management DAC, Series 2A, Class A1R, (3 mo. EURIBOR + 0.86%), 0.86%, 07/15/35(a)(c)	EUR	9,470	10,733,291
RRE 5 Loan Management DAC, Series 5A, Class A2R, (3 mo. EURIBOR + 1.75%), 1.91%, 01/15/37(a)(c)(d)		2,160	2,451,045
RRE 6 Loan Management DAC, Series 6X, Class D, (3 mo. EURIBOR + 6.25%), 6.25%, 04/15/35(c)(e)		500	566,965
RRE 9 Loan Management DAC, Series 9A, Class A2, (3 mo. EURIBOR + 1.70%), 1.70%, 10/15/36(a)(c)(d)		3,130	3,559,051
SACO I Trust, Series 2006-9, Class A1, (1 mo. LIBOR US + 0.30%), 0.40%, 08/25/36(c)	USD	68	67,810
Securitized Asset Backed Receivables LLC Trust, Series 2006-OP1, Class M6, (1 mo. LIBOR US + 1.01%), 1.11%, 10/25/35(c)		340	320,467
Security National Mortgage Loan Trust, Series 2007-1A, Class 2A, (1 mo. LIBOR US + 0.35%), 0.45%, 04/25/37(a)(c)		80	80,205
Service Experts Issuer LLC, Series 2021-1A, Class A, 2.67%, 02/02/32(a)		7,686	7,662,904
SG Mortgage Securities Trust, Series 2006-FRE2, Class A2C, (1 mo. LIBOR US + 0.32%), 0.42%, 07/25/36(c)		914	260,849
Shackleton CLO Ltd., Series 2019-14A, Class BR, (3 mo. LIBOR US + 1.80%), 1.93%, 07/20/34(a)(c)		250	250,220
Signal Peak CLO 1 Ltd.
Series 2014-1A, Class AR3, (3 mo. LIBOR US + 1.16%), 1.28%, 04/17/34(a)(c)		23,070	23,044,861
Series 2014-1A, Class BR3, (3 mo. LIBOR US + 1.80%), 1.92%, 04/17/34(a)(c)		3,010	3,014,507

2021

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Signal Peak CLO 2 LLC
Series 2015-1A, Class BR2, (3 mo. LIBOR US + 1.50%), 1.63%, 04/20/29(a)(c)	USD	7,152	$ 7,104,997
Series 2015-1A, Class CR2, (3 mo. LIBOR US + 1.90%), 2.03%, 04/20/29(a)(c)		2,000	1,999,485
Signal Peak CLO 5 Ltd., Series 2018-5A, Class A, (3 mo. LIBOR US + 1.11%), 1.23%, 04/25/31(a)(c)		3,550	3,549,036
Signal Peak CLO 8 Ltd.
Series 2020-8A, Class A, (3 mo. LIBOR US + 1.27%), 1.40%, 04/20/33(a)(c)		3,010	3,011,286
Series 2020-8A, Class B, (3 mo. LIBOR US + 1.65%), 1.78%, 04/20/33(a)(c)		1,000	996,745
Silver Creek CLO Ltd.
Series 2014-1A, Class AR, (3 mo. LIBOR US + 1.24%), 1.37%, 07/20/30(a)(c)		5,834	5,832,368
Series 2014-1A, Class CR, (3 mo. LIBOR US + 2.30%), 2.43%, 07/20/30(a)(c)		500	498,769
Sixth Street CLO XIX Ltd., Series 2021-19A, Class A, (3 mo. LIBOR US + 1.10%), 1.24%, 07/20/34(a)(c)		16,995	16,994,976
Sixth Street CLO XVII Ltd., Series 2021-17A, Class E, (3 mo. LIBOR US + 6.20%), 6.33%, 01/20/34(a)(c)		625	624,995
Sixth Street CLO XVIII Ltd., Series 2021-18A, Class E, (3 mo. LIBOR US + 6.50%), 6.63%, 04/20/34(a)(c)		1,500	1,499,927
SLM Private Credit Student Loan Trust
Series 2004-A, Class A3, (3 mo. LIBOR US + 0.40%), 0.60%, 06/15/33(c)		1,191	1,180,851
Series 2004-B, Class A3, (3 mo. LIBOR US + 0.33%), 0.53%, 03/15/24(c)		2,826	2,821,530
SLM Private Education Loan Trust, Series 2010-C, Class A5, (1 mo. LIBOR US + 4.75%), 4.86%, 10/15/41(a)(c)		17,610	19,612,180
SMB Private Education Loan Trust
Series 2015-B, Class B, 3.50%, 12/17/40(a)		2,480	2,526,707
Series 2020-B, Class B, 2.76%, 07/15/53(a)		2,440	2,427,899
Series 2020-PTA, Class A2A, 1.60%, 09/15/54(a)		18,447	18,296,427
Series 2020-PTA, Class B, 2.50%, 09/15/54(a)		6,740	6,742,891
Series 2021-A, Class B, 2.31%, 01/15/53(a)		4,670	4,629,619
Series 2021-A, Class C, 2.99%, 01/15/53(a)		11,470	11,433,318
Series 2021-A, Class D1, 3.86%, 01/15/53(a)		6,160	6,065,780
Series 2021-A, Class D2, 3.86%, 01/15/53(a)		3,360	3,318,599
Series 2021-C, Class B, 2.30%, 01/15/53(a)		880	881,977
Series 2021-C, Class C, 3.00%, 01/15/53(a)(d)		730	723,619
Series 2021-C, Class D, 3.93%, 01/15/53(a)(d)		350	347,745
SoFi RR Funding IV Trust, Series 2021-1, Class A, 2.98%, 12/31/25(a)(b)(d)		9,846	9,846,087
Sound Point CLO II Ltd., Series 2013-1A, Class A1R, (3 mo. LIBOR US + 1.07%), 1.20%, 01/26/31(a)(c)		825	824,786
Sound Point CLO XII Ltd., Series 2016-2A, Class CR2, (3 mo. LIBOR US + 2.05%), 2.18%, 10/20/28(a)(c)		4,500	4,492,764
Sound Point CLO XV Ltd.
Series 2017-1A, Class ARR, (3 mo. LIBOR US + 0.90%), 1.02%, 01/23/29(a)(c)		1,440	1,438,139
Security		Par (000)	Value
Asset-Backed Securities (continued)
Sound Point CLO XV Ltd.
Series 2017-1A, Class BR, (3 mo. LIBOR US + 1.50%), 1.62%, 01/23/29(a)(c)	USD	350	$ 349,671
Sound Point CLO XVIII Ltd., Series 2017-4A, Class B, (3 mo. LIBOR US + 1.80%), 1.93%, 01/21/31(a)(c)		500	497,262
Sound Point CLO XXII Ltd., Series 2019-1A, Class AR, (3 mo. LIBOR US + 1.08%), 1.21%, 01/20/32(a)(c)		600	599,597
Sound Point CLO XXIII Ltd., Series 2019-2A, Class AR, (3 mo. LIBOR US + 1.17%), 1.29%, 07/15/34(a)(c)		19,610	19,616,354
Sound Point CLO XXVI Ltd., Series 2020-1A, Class DR, (3 mo. LIBOR US + 3.35%), 3.48%, 07/20/34(a)(c)		1,430	1,431,123
Sound Point CLO XXVIII Ltd., Series 2020-3A, Class A1, (3 mo. LIBOR US + 1.28%), 1.40%, 01/25/32(a)(c)		2,065	2,065,479
Sound Point Euro CLO, Series 7A, Class E, (3 mo. EURIBOR + 6.27%), 6.27%, 01/25/35(a)(c)(d)	EUR	1,000	1,127,115
Sound Point Euro CLO II Funding DAC, Series 2A, Class B1, (3 mo. EURIBOR + 1.85%), 1.85%, 10/26/32(a)(c)		3,020	3,438,267
Soundview Home Loan Trust, Series 2004-WMC1, Class M2, (1 mo. LIBOR US + 0.80%), 0.90%, 01/25/35(c)	USD	40	39,133
St. Paul’s CLO VI DAC
Series 6A, Class CRR, (3 mo. EURIBOR + 2.60%), 2.60%, 05/20/34(a)(c)	EUR	2,680	3,054,854
Series 6A, Class DRRE, (3 mo. EURIBOR + 3.30%), 3.30%, 05/20/34(a)(c)		1,250	1,415,254
St. Paul’s CLO XII DAC, Series 12X, Class B1, (3 mo. EURIBOR + 1.60%), 1.60%, 04/15/33(c)(e)		1,420	1,617,496
STAR Trust, Series 2021-SFR1, Class F, (1 mo. LIBOR US + 2.40%), 2.51%, 04/17/38(a)(c)	USD	1,030	1,028,676
Steele Creek CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.25%), 1.37%, 10/15/30(a)(c)		4,140	4,140,100
Stewart Park CLO Ltd., Series 2015-1A, Class CR, (3 mo. LIBOR US + 1.80%), 1.92%, 01/15/30(a)(c)		1,630	1,617,742
Stratus CLO Ltd.
Series 2021-1A, Class E, (3 mo. LIBOR US + 5.00%), 5.09%, 12/29/29(a)(c)		1,000	996,719
Series 2021-1A, Class SUB, 0.00%, 12/29/29(a)(c)		1,000	862,078
Series 2021-2A, Class E, (3 mo. LIBOR US + 5.75%), 0.00%, 12/28/29(a)(c)(d)		250	250,000
Series 2021-3A, Class C, (3 mo. LIBOR US + 2.05%), 0.00%, 12/29/29(a)(c)		250	250,000
Series 2021-3A, Class E, (3 mo. LIBOR US + 5.75%), 0.00%, 12/29/29(a)(c)		250	250,000
Structured Asset Securities Corp. Assistance Loan Trust, Series 2003-AL2, Class A, 3.36%, 01/25/31(a)		158	156,649
Sutton Park CLO DAC, Series 1X, Class BE, (3 mo. EURIBOR + 2.35%), 2.35%, 11/15/31(c)(e)	EUR	940	1,070,277

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Symphony CLO XVI Ltd., Series 2015-16A, Class AR, (3 mo. LIBOR US + 1.15%), 1.27%, 10/15/31(a)(c)	USD	450	$ 449,552
Symphony CLO XVII Ltd., Series 2016-17A, Class AR, (3 mo. LIBOR US + 0.88%), 1.00%, 04/15/28(a)(c)		2,350	2,350,163
Symphony CLO XXII Ltd., Series 2020-22A, Class B, (3 mo. LIBOR US + 1.70%), 1.82%, 04/18/33(a)(c)		250	250,045
Symphony CLO XXIII Ltd.
Series 2020-23A, Class BR, (3 mo. LIBOR US + 1.60%), 1.78%, 01/15/34(a)(c)		500	500,000
Series 2020-23A, Class CR, (3 mo. LIBOR US + 2.00%), 2.18%, 01/15/34(a)(c)		500	500,000
Series 2020-23A, Class ER, (3 mo. LIBOR US + 6.15%), 6.33%, 01/15/34(a)(c)		250	247,520
Symphony CLO XXIV Ltd., Series 2020-24A, Class A, (3 mo. LIBOR US + 1.20%), 1.32%, 01/23/32(a)(c)		250	250,040
Symphony CLO XXVI Ltd., Series 2021-26A, Class AR, (3 mo. LIBOR US + 1.08%), 1.21%, 04/20/33(a)(c)		2,377	2,376,945
TCI-Flatiron CLO Ltd., Series 2017-1A, Class AR, (3 mo. LIBOR US + 0.96%), 1.12%, 11/18/30(a)(c)		4,180	4,169,754
TCW CLO AMR Ltd., Series 2019-1A, Class ASNR, (3 mo. LIBOR US + 1.22%), 1.38%, 08/16/34(a)(c)		250	250,279
TCW CLO Ltd., Series 2020-1A, Class DRR, (3 mo. LIBOR US + 3.40%), 2.22%, 04/20/34(a)(c)		1,100	1,092,545
THL Credit Wind River CLO Ltd., Series 2016-1A, Class AR, (3 mo. LIBOR US + 1.05%), 1.17%, 07/15/28(a)(c)		2,023	2,022,963
TIAA CLO III Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.15%), 1.27%, 01/16/31(a)(c)		1,467	1,465,451
TICP CLO III-2 Ltd., Series 2018-3R, Class B, (3 mo. LIBOR US + 1.35%), 1.48%, 04/20/28(a)(c)		500	496,407
TICP CLO IX Ltd.
Series 2017-9A, Class A, (3 mo. LIBOR US + 1.14%), 1.27%, 01/20/31(a)(c)		3,080	3,080,002
Series 2017-9A, Class B, (3 mo. LIBOR US + 1.60%), 1.73%, 01/20/31(a)(c)		450	449,403
Series 2017-9A, Class D, (3 mo. LIBOR US + 2.90%), 3.03%, 01/20/31(a)(c)		500	499,799
TICP CLO V Ltd., Series 2016-5A, Class ER, (3 mo. LIBOR US + 5.75%), 5.87%, 07/17/31(a)(c)		1,000	968,756
TICP CLO VI Ltd.
Series 2016-6A, Class AR2, (3 mo. LIBOR US + 1.12%), 1.24%, 01/15/34(a)(c)		4,870	4,872,216
Series 2016-6A, Class BR2, (3 mo. LIBOR US + 1.50%), 1.62%, 01/15/34(a)(c)		6,270	6,207,567
TICP CLO VII Ltd., Series 2017-7A, Class ER, (3 mo. LIBOR US + 7.05%), 7.17%, 04/15/33(a)(c)		1,000	1,002,821
TICP CLO XI Ltd.
Series 2018-11A, Class A, (3 mo. LIBOR US + 1.18%), 1.31%, 10/20/31(a)(c)		750	750,124
Security		Par (000)	Value
Asset-Backed Securities (continued)
TICP CLO XI Ltd.
Series 2018-11A, Class D, (3 mo. LIBOR US + 3.05%), 3.18%, 10/20/31(a)(c)	USD	250	$ 250,019
TICP CLO XII Ltd., Series 2018-12A, Class AR, (3 mo. LIBOR US + 1.17%), 1.29%, 07/15/34(a)(c)		500	500,729
TICP CLO XV Ltd., Series 2020-15A, Class D, (3 mo. LIBOR US + 3.15%), 3.28%, 04/20/33(a)(c)		500	501,064
Towd Point Mortgage Trust, Series 2019-SJ2, Class M1, 4.50%, 11/25/58(a)(c)		4,959	4,959,861
Trestles CLO III Ltd.
Series 2020-3A, Class A1, (3 mo. LIBOR US + 1.33%), 1.46%, 01/20/33(a)(c)		8,860	8,856,534
Series 2020-3A, Class B1, (3 mo. LIBOR US + 1.85%), 1.98%, 01/20/33(a)(c)		2,590	2,591,111
Series 2020-3A, Class C, (3 mo. LIBOR US + 2.25%), 2.38%, 01/20/33(a)(c)		750	750,001
Series 2020-3A, Class E, (3 mo. LIBOR US + 6.50%), 6.63%, 01/20/33(a)(c)		500	497,669
Trestles CLO IV Ltd., Series 2021-4A, Class A, (3 mo. LIBOR US + 1.17%), 1.29%, 07/21/34(a)(c)		6,950	6,942,240
Trestles CLO Ltd.
Series 2017-1A, Class A1R, (3 mo. LIBOR US + 0.99%), 1.11%, 04/25/32(a)(c)		250	249,750
Series 2017-1A, Class CR, (3 mo. LIBOR US + 2.90%), 3.02%, 04/25/32(a)(c)		250	246,864
Trestles CLO V Ltd.
Series 2021-5A, Class A1, (3 mo. LIBOR US + 1.17%), 1.33%, 10/20/34(a)(c)		6,950	6,950,345
Series 2021-5A, Class E, (3 mo. LIBOR US + 6.35%), 6.51%, 10/20/34(a)(c)		250	247,524
Tricon American Homes, Series 2020-SFR1, Class D, 2.55%, 07/17/38(a)		6,675	6,586,167
Tricon American Homes Trust
Series 2017-SFR2, Class F, 5.10%, 01/17/36(a)		8,715	8,859,667
Series 2018-SFR1, Class E, 4.56%, 05/17/37(a)		890	910,961
Series 2018-SFR1, Class F, 4.96%, 05/17/37(a)		610	633,476
Tricon Residential Trust
Series 2021-SFR1, Class F, 3.69%, 07/17/38(a)		4,805	4,726,343
Series 2021-SFR1, Class G, 4.13%, 07/17/38(a)		3,324	3,262,581
Trimaran Cavu Ltd.
Series 2019-1A, Class B, (3 mo. LIBOR US + 2.20%), 2.33%, 07/20/32(a)(c)		750	751,345
Series 2019-1A, Class C1, (3 mo. LIBOR US + 3.15%), 3.28%, 07/20/32(a)(c)		500	502,028
Series 2019-1A, Class D, (3 mo. LIBOR US + 4.15%), 4.28%, 07/20/32(a)(c)		500	501,995
Series 2019-1A, Class E, (3 mo. LIBOR US + 7.04%), 7.17%, 07/20/32(a)(c)		250	247,600
Trimaran CAVU Ltd.
Series 2019-2A, Class C, (3 mo. LIBOR US + 4.72%), 4.84%, 11/26/32(a)(c)		500	501,761
Series 2021-2A, Class D1, (3 mo. LIBOR US + 3.25%), 3.38%, 10/25/34(a)(c)		250	250,007

2021

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Trinitas CLO IV Ltd., Series 2016-4A, Class A2L2, (3 mo. LIBOR US + 1.40%), 1.52%, 10/18/31(a)(c)	USD	970	$ 970,014
Trinitas CLO X Ltd., Series 2019-10A, Class B, (3 mo. LIBOR US + 2.10%), 2.22%, 04/15/32(a)(c)		1,150	1,149,277
Trinitas CLO XIV Ltd.
Series 2020-14A, Class B, (3 mo. LIBOR US + 2.00%), 2.12%, 01/25/34(a)(c)		3,460	3,469,450
Series 2020-14A, Class C, (3 mo. LIBOR US + 3.00%), 3.12%, 01/25/34(a)(c)		2,290	2,300,068
Tryon Park CLO Ltd., Series 2013-1A, Class DR, (3 mo. LIBOR US + 5.95%), 6.07%, 04/15/29(a)(c)		400	401,332
Upstart Pass-Through Trust
Series 2021-ST4, Class A, 2.00%, 07/20/27(a)		1,196	1,185,828
Series 2021-ST5, Class A, 2.00%, 07/20/27(a)		612	606,840
Venture CLO Ltd., Series 2018-32A, Class A2A, (3 mo. LIBOR US + 1.07%), 1.19%, 07/18/31(a)(c)		1,480	1,480,210
Venture XVIII CLO Ltd., Series 2014-18A, Class AR, (3 mo. LIBOR US + 1.22%), 1.34%, 10/15/29(a)(c)		9,820	9,820,136
VERDE CLO Ltd., Series 2019-1A, Class AR, (3 mo. LIBOR US + 1.10%), 1.22%, 04/15/32(a)(c)		250	249,822
VOLT CVI LLC, Series 2021-NP12, Class A1, 2.73%, 12/26/51(a)(b)(d)		15,956	15,956,000
Voya CLO Ltd.
Series 2014-3A, Class CR, (3 mo. LIBOR US + 2.65%), 2.77%, 07/25/26(a)(c)		1,680	1,679,904
Series 2014-4A, Class A1RA, (3 mo. LIBOR US + 1.10%), 1.23%, 07/14/31(a)(c)		248	247,375
Series 2015-2A, Class AR, (3 mo. LIBOR US + 0.97%), 1.09%, 07/23/27(a)(c)		1,829	1,827,996
Series 2015-2A, Class BR, (3 mo. LIBOR US + 1.50%), 1.62%, 07/23/27(a)(c)		780	777,779
Series 2015-3A, Class A1R, (3 mo. LIBOR US + 1.19%), 1.32%, 10/20/31(a)(c)		250	250,009
Series 2017-1A, Class A1R, (3 mo. LIBOR US + 0.95%), 1.07%, 04/17/30(a)(c)		500	499,266
Series 2017-3A, Class A1R, (3 mo. LIBOR US + 1.04%), 1.17%, 04/20/34(a)(c)		2,178	2,165,013
Series 2017-4A, Class A1, (3 mo. LIBOR US + 1.13%), 1.25%, 10/15/30(a)(c)		7,140	7,136,753
Series 2017-4A, Class B, (3 mo. LIBOR US + 1.45%), 1.57%, 10/15/30(a)(c)		250	248,402
Series 2018-1A, Class A2, (3 mo. LIBOR US + 1.30%), 1.42%, 04/19/31(a)(c)		250	248,315
Series 2019-1A, Class AR, (3 mo. LIBOR US + 1.06%), 1.18%, 04/15/31(a)(c)		10,079	10,053,685
Voya Euro CLO II DAC
Series 2A, Class AR, (3 mo. EURIBOR + 0.96%), 0.96%, 07/15/35(a)(c)(d)	EUR	6,060	6,900,345
Series 2A, Class CR, (3 mo. EURIBOR + 2.15%), 2.15%, 07/15/35(a)(c)(d)		750	853,021
Voya Euro CLO V DAC
Series 5A, Class B1, (3 mo. EURIBOR + 1.75%), 1.75%, 04/15/35(a)(c)		1,970	2,249,701
Security		Par (000)	Value
Asset-Backed Securities (continued)
Voya Euro CLO V DAC
Series 5A, Class D, (3 mo. EURIBOR + 3.10%), 3.10%, 04/15/35(a)(c)	EUR	500	$ 569,490
Series 5A, Class E, (3 mo. EURIBOR + 5.81%), 5.81%, 04/15/35(a)(c)		850	949,139
Wachovia Asset Securitization Issuance II LLC Trust, Series 2007-HE2A, Class A, (1 mo. LIBOR US + 0.13%), 0.23%, 07/25/37(a)(c)	USD	1,027	993,761
Washington Mutual Asset-Backed Certificates Trust
Series 2006-HE4, Class 2A2, (1 mo. LIBOR US + 0.36%), 0.46%, 09/25/36(c)		4,481	1,806,183
Series 2006-HE5, Class 1A, (1 mo. LIBOR US + 0.16%), 0.26%, 10/25/36(c)		1,471	1,268,372
Series 2007-HE3, Class 2A3, (1 mo. LIBOR US + 0.24%), 0.34%, 05/25/37(c)		1,091	1,025,530
Wellfleet CLO Ltd., Series 2017-3A, Class B, (3 mo. LIBOR US + 1.95%), 2.07%, 01/17/31(a)(c)		750	744,606
Whitebox CLO I Ltd.
Series 2019-1A, Class CR, (3 mo. LIBOR US + 3.05%), 3.17%, 07/24/32(a)(c)		4,120	4,120,080
Series 2019-1A, Class DR, (3 mo. LIBOR US + 6.40%), 6.52%, 07/24/32(a)(c)		3,300	3,268,031
Whitebox CLO II Ltd.
Series 2020-2A, Class A1R, (3 mo. LIBOR US + 1.22%), 1.38%, 10/24/34(a)(c)		1,470	1,469,999
Series 2020-2A, Class BR, (3 mo. LIBOR US + 1.75%), 1.91%, 10/24/34(a)(c)		1,470	1,469,999
Series 2020-2A, Class DR, (3 mo. LIBOR US + 3.35%), 3.51%, 10/24/34(a)(c)		1,470	1,470,105
Whitebox CLO III Ltd.
Series 2021-3A, Class D, (3 mo. LIBOR US + 3.35%), 3.47%, 10/15/34(a)(c)		1,250	1,250,048
Series 2021-3A, Class E, (3 mo. LIBOR US + 6.85%), 6.97%, 10/15/34(a)(c)		1,000	989,987
Woodmont Trust, Series 2017-2A, Class A1R, (3 mo. LIBOR US + 1.67%), 1.80%, 04/20/33(a)(c)		9,340	9,363,350
Yale Mortgage Loan Trust, Series 2007-1, Class A, (1 mo. LIBOR US + 0.40%), 0.50%, 06/25/37(a)(c)		2,268	968,545
York CLO 1 Ltd.
Series 2014-1A, Class BRR, (3 mo. LIBOR US + 1.65%), 1.78%, 10/22/29(a)(c)		750	749,737
Series 2014-1A, Class DRR, (3 mo. LIBOR US + 3.01%), 3.14%, 10/22/29(a)(c)		250	250,235
Total Asset-Backed Securities — 12.4% (Cost: $2,816,547,611)			2,809,496,822
	Shares
Common Stocks
Aerospace & Defense — 0.1%
Astra Space, Inc.(f)(g)	605,030	4,192,858
Rocket Lab U.S.A., Inc.(f)(g)	445,076	5,465,533
		9,658,391
Capital Markets — 0.0%
CBRE Acquisition Holdings(f)(g)	368,300	3,575,359
Chemicals — 0.0%
Element Solutions, Inc.	190,978	4,636,946

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Diversified Financial Services — 0.1%
ArcLight Clean Transition Corp. II(f)	133,021	$ 1,327,549
Climate Real Impact Solutions II Acquisition Corp.(f)	55,285	539,582
Crown PropTech Acquisitions(f)	385,188	3,944,325
Crown PropTech Acquisitions(d)	147,660	355,861
Gores Holdings VIII, Inc.(f)	213,794	2,180,699
KINS Technology Group, Inc.(f)	798,484	8,128,567
KINS Technology Group, Inc.(d)	299,400	203,592
Liberty Media Acquisition Corp.(f)	71,525	758,880
Pivotal Investment Corp. III(f)	155,262	1,537,094
Proof Acquisition Corp. I(d)	43,947	220
Rotor Acquisition Corp.(d)	74,080	537,080
Science Strategic Acquisition Corp. Alpha(f)	167,395	1,632,101
Tishman Speyer Innovation Corp. II(f)	99,570	970,807
TPB Acquisition Corp. I, Class A(f)	238,684	2,329,556
		24,445,913
Diversified Telecommunication Services — 0.0%
Frontier Communications Parent, Inc.(f)	231,073	6,814,343
Energy Equipment & Services — 0.0%
Vantage Drilling Co.(f)	311,000	31
Entertainment — 0.0%
Lions Gate Entertainment Corp., Class A(f)(h)	274,025	4,559,776
Playstudios, Inc.(f)(g)	826,423	3,264,371
		7,824,147
Equity Real Estate Investment Trusts (REITs) — 0.1%
DiamondRock Hospitality Co.(f)	560,822	5,389,500
Park Hotels & Resorts, Inc.(f)	264,483	4,993,439
Service Properties Trust	574,385	5,048,844
Sunstone Hotel Investors, Inc.(f)	386,245	4,530,654
Xenia Hotels & Resorts, Inc.(f)	309,157	5,598,833
		25,561,270
Health Care Providers & Services — 0.1%
Cano Health, Inc.(f)(g)	538,968	4,802,205
CareMax Corp.(f)(g)	355,672	2,731,561
HCA Healthcare, Inc.	19,856	5,101,403
		12,635,169
Hotels, Restaurants & Leisure — 0.0%
Caesars Entertainment, Inc.(f)(i)	58,232	5,446,439
Household Durables — 0.1%
Beazer Homes U.S.A., Inc.(f)	52,287	1,214,104
Century Communities, Inc.	56,406	4,613,447
Taylor Morrison Home Corp.(f)	202,363	7,074,610
		12,902,161
Interactive Media & Services — 0.0%
Genius Sports Ltd.(f)	681,714	5,181,026
Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc.(f)(i)	5,200	17,338,568
Machinery — 0.1%
Sarcos Technology & Robotics(f)(g)	2,784,143	27,785,747
Sarcos Technology and Robotics Corp.(f)(h)	268,519	2,679,820
		30,465,567
Media — 0.0%
Altice USA, Inc., Class A(f)	141,220	2,284,940
Metals & Mining — 0.0%
Northern Graphite Corp.(f)	99,612	65,361
Oil, Gas & Consumable Fuels — 0.2%
California Resources Corp.(i)	631,437	26,968,674
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Chesapeake Energy Corp.	1,114	$ 71,875
Green Plains, Inc.(f)	229,469	7,976,343
		35,016,892
Professional Services — 0.0%
Planet Labs PBC(f)(g)	585,000	3,201,851
Real Estate Management & Development — 0.1%
Forestar Group, Inc.(f)	128,970	2,805,097
Offerpad Solutions, Inc., Class A(f)(g)	589,557	3,773,165
Opendoor Technologies, Inc.(f)(h)	833,000	12,170,130
		18,748,392
Software — 0.1%
Informatica, Inc., Class A(f)(h)	161,000	5,953,780
Latch, Inc.(f)(g)	514,811	3,897,119
		9,850,899
Technology Hardware, Storage & Peripherals — 0.0%
Western Digital Corp.(f)	112,500	7,336,125
Total Common Stocks — 1.1% (Cost: $229,894,173)		242,989,790
		Par (000)
Corporate Bonds
Aerospace & Defense — 1.1%
BAE Systems Holdings, Inc., 3.85%, 12/15/25(a)	USD	10,484	11,236,856
BAE Systems PLC, 3.40%, 04/15/30(a)		17,757	18,953,078
Boeing Co.
2.85%, 10/30/24		2,714	2,810,758
2.25%, 06/15/26		2,267	2,270,250
5.81%, 05/01/50		1,878	2,543,048
5.93%, 05/01/60		2,036	2,825,324
Bombardier, Inc., 7.13%, 06/15/26(a)		1,101	1,142,188
Embraer Netherlands Finance BV
5.05%, 06/15/25		1,747	1,803,013
5.40%, 02/01/27		947	986,656
6.95%, 01/17/28(a)		1,027	1,138,237
Embraer Overseas Ltd., 5.70%, 09/16/23(e)		1,337	1,397,416
General Dynamics Corp., 3.60%, 11/15/42		6,450	7,318,484
Huntington Ingalls Industries, Inc.
3.84%, 05/01/25		5,245	5,546,960
4.20%, 05/01/30		7,846	8,738,927
L3Harris Technologies, Inc.
4.40%, 06/15/28		13,382	15,020,151
4.40%, 06/15/28		6,041	6,780,506
2.90%, 12/15/29		2,864	2,952,965
1.80%, 01/15/31		13,168	12,567,889
Lockheed Martin Corp.
3.60%, 03/01/35		14,240	15,916,588
3.80%, 03/01/45		1,981	2,264,500
2.80%, 06/15/50		4,958	4,941,649
Northrop Grumman Corp.
3.25%, 01/15/28		21,091	22,571,964
4.03%, 10/15/47		5,580	6,580,022
5.25%, 05/01/50		7,520	10,532,795
Raytheon Technologies Corp.
3.15%, 12/15/24		4,040	4,240,499
7.20%, 08/15/27		2,353	2,936,723
7.00%, 11/01/28		7,205	9,180,069
4.13%, 11/16/28		27,218	30,444,494
2.15%, 05/18/30	EUR	4,391	5,489,540

2021

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Aerospace & Defense (continued)
Raytheon Technologies Corp.
4.15%, 05/15/45	USD	1,895	$ 2,208,421
2.82%, 09/01/51		8,774	8,471,515
3.03%, 03/15/52		13,393	13,457,392
Textron, Inc.
3.90%, 09/17/29		8,086	8,877,965
2.45%, 03/15/31		2,258	2,218,919
			256,365,761
Air Freight & Logistics — 0.2%
FedEx Corp.
4.25%, 05/15/30		10,681	12,145,462
2.40%, 05/15/31		17,186	17,220,402
GXO Logistics, Inc.
1.65%, 07/15/26(a)		1,030	1,005,012
2.65%, 07/15/31(a)		5,405	5,338,302
			35,709,178
Airlines — 0.6%
Air Canada Pass-Through Trust
Series 2017-1, Class AA, 3.30%, 01/15/30(a)		1,861	1,891,010
Series 2017-1, Class B, 3.70%, 01/15/26(a)		18	17,101
Allegiant Travel Co., 8.50%, 02/05/24(a)		5,339	5,686,035
American Airlines Pass-Through Trust
4.95%, 01/15/23		1,131	1,156,018
4.00%, 12/15/25(d)		1,254	1,242,842
3.50%, 12/15/27(d)		4,143	4,117,251
Series 2015-2, Class AA, 3.60%, 09/22/27		972	1,001,712
Series 2015-2, Class B, 4.40%, 09/22/23		5,151	5,077,512
Series 2016-1, Class AA, 3.58%, 01/15/28		3,882	3,941,575
Series 2016-1, Class B, 5.25%, 01/15/24		3,743	3,705,440
Series 2016-2, Class AA, 3.20%, 06/15/28		1,738	1,747,340
Series 2016-3, Class AA, 3.00%, 10/15/28		10,352	10,284,175
Series 2017-1, Class AA, 3.65%, 02/15/29		1,366	1,424,927
Series 2017-1, Class B, 4.95%, 02/15/25		1,131	1,127,102
Series 2019-1, Class AA, 3.15%, 02/15/32		4,851	4,898,001
Series 2019-1, Class B, 3.85%, 02/15/28		4,408	4,210,436
American Airlines, Inc.
4.13%, 06/15/22(d)		15,927	15,868,070
4.87%, 10/22/23(d)		687	691,747
British Airways Pass-Through Trust, Series 2020-1, Class B, 8.38%, 11/15/28(a)		903	1,036,937
Delta Air Lines Pass-Through Trust, Series 2019-1, Class AA, 3.20%, 04/25/24		10,553	10,910,813
Gol Equity Finance SA, 3.75%, 07/15/24(a)(j)		790	667,550
Gol Finance, Inc., 7.00%, 01/31/25(a)		4,700	4,123,662
Singapore Airlines Ltd., 1.63%, 12/03/25(e)(j)	SGD	750	597,729
Sun Country Airlines
Series 2019-1B, 4.70%, 12/15/25(d)	USD	1,932	1,893,159
Series 2019-1C, 7.00%, 12/15/25(d)		1,821	1,789,186
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 03/15/27(a)		1,230	1,132,297
United Airlines Pass-Through Trust
Series 2014-1, Class A, 4.00%, 04/11/26		3,405	3,563,734
Series 2014-1, Class B, 4.75%, 04/11/22		275	277,775
Series 2014-2, Class B, 4.63%, 09/03/22		346	352,034
Series 2015-1, Class AA, 3.45%, 12/01/27		1,340	1,404,026
Series 2016-1, Class AA, 3.10%, 07/07/28		540	555,995
Series 2016-2, Class AA, 2.88%, 10/07/28		1,646	1,675,666
Series 2016-2, Class B, 3.65%, 10/07/25		201	198,223
Series 2018-1, Class AA, 3.50%, 03/01/30		1,151	1,198,720
Series 2019-2, Class AA, 2.70%, 05/01/32		3,148	3,120,739
Series 2019-2, Class B, 3.50%, 05/01/28		4,133	4,092,528
Security		Par (000)	Value
Airlines (continued)
United Airlines Pass-Through Trust
Series 2020-1, Class A, 5.88%, 10/15/27	USD	19,737	$ 21,619,488
Series 2020-1, Class B, 4.88%, 01/15/26		3,475	3,618,098
			131,916,653
Auto Components — 0.0%
Dana, Inc., 4.25%, 09/01/30		870	881,963
Goodyear Tire & Rubber Co., 5.00%, 05/31/26		1,885	1,934,481
Metalsa S A P I De CV, 3.75%, 05/04/31(e)		1,261	1,216,313
Nemak SAB de CV, 3.63%, 06/28/31(e)		1,261	1,224,195
			5,256,952
Automobiles — 0.2%
BMW Finance NV, 2.85%, 08/14/29(a)		2,107	2,202,141
Ford Motor Co., 3.25%, 02/12/32		2,396	2,453,504
General Motors Co., 6.13%, 10/01/25		6,381	7,330,041
Lightning eMotors, Inc., 7.50%, 05/15/24(a)(j)		2,487	1,976,662
Nissan Motor Co. Ltd., 4.81%, 09/17/30(a)		32,774	36,653,137
TML Holdings Pte Ltd., 4.35%, 06/09/26(e)		1,511	1,526,110
			52,141,595
Banks — 4.1%
Ahli United Sukuk Ltd., 3.88%, 12/17/2170(e)(k)		550	545,703
Banco Espirito Santo SA
2.63%, 05/08/17(e)(f)(l)	EUR	400	66,033
4.75%, 01/15/18(e)(f)(l)		2,200	363,182
4.00%, 01/21/19(e)(f)(l)		6,300	1,040,020
Banco GNB Sudameris SA, 7.50%, 04/16/31(a)	USD	680	675,028
Banco Santander SA
2.71%, 06/27/24		17,000	17,601,424
1.85%, 03/25/26		9,400	9,356,886
3.31%, 06/27/29		4,400	4,650,386
Banco Votorantim SA, 4.00%, 09/24/22(a)		1,258	1,277,892
Bangkok Bank PCL
4.45%, 09/19/28(e)		300	343,088
3.73%, 09/25/34(e)		2,754	2,807,875
3.47%, 09/23/36(e)		1,130	1,128,282
Bank of America Corp.
3.00%, 12/20/23		3,584	3,658,080
3.55%, 03/05/24		6,568	6,763,215
0.81%, 10/24/24		17,714	17,595,902
4.00%, 01/22/25		4,268	4,558,173
2.46%, 10/22/25(i)		57,084	58,628,888
3.37%, 01/23/26		7,675	8,074,066
4.45%, 03/03/26		7,276	8,010,566
3.56%, 04/23/27		9,646	10,314,970
1.73%, 07/22/27		28,927	28,716,334
3.82%, 01/20/28		8,622	9,336,555
3.71%, 04/24/28		15,339	16,646,372
3.59%, 07/21/28		4,479	4,820,655
3.97%, 03/05/29		15,446	16,901,427
4.27%, 07/23/29		9,689	10,802,668
3.97%, 02/07/30		12,139	13,371,528
3.19%, 07/23/30		2,132	2,248,383
2.59%, 04/29/31		7,000	7,071,224
1.92%, 10/24/31		11,536	11,045,224
2.65%, 03/11/32		12,464	12,624,140
2.30%, 07/21/32		21,149	20,793,843
2.57%, 10/20/32		10,152	10,200,771
2.68%, 06/19/41		17,520	16,864,204
3.31%, 04/22/42		9,117	9,582,150
Bank Tabungan Negara Persero Tbk PT, 4.20%, 01/23/25(e)		1,505	1,533,294

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
Barclays PLC
4.97%, 05/16/29	USD	18,105	$ 20,650,924
2.67%, 03/10/32		2,106	2,088,665
BPCE SA, 2.70%, 10/01/29(a)		13,404	13,682,912
Citigroup, Inc.
3.67%, 07/24/28		23,560	25,410,439
2.98%, 11/05/30		46,263	48,042,049
Citizens Financial Group, Inc., 3.25%, 04/30/30		2,910	3,072,598
Danske Bank A/S
5.00%, 01/12/22(a)		13,526	13,537,983
1.17%, 12/08/23(a)		3,435	3,434,207
5.38%, 01/12/24(a)		14,017	15,088,720
3.24%, 12/20/25(a)		2,142	2,225,488
1.62%, 09/11/26(a)		3,505	3,453,095
Grupo Aval Ltd., 4.75%, 09/26/22(e)		1,073	1,090,637
HSBC Holdings PLC
2.25%, 11/22/27		11,394	11,417,732
4.58%, 06/19/29		7,160	8,020,956
3.97%, 05/22/30		14,619	15,857,929
2.80%, 05/24/32		5,856	5,874,167
ICICI Bank Ltd., 3.80%, 12/14/27(e)		1,900	2,014,950
ING Groep NV, 4.63%, 01/06/26(a)		10,727	11,919,513
Intesa Sanpaolo SpA, 3.13%, 07/14/22(a)		2,686	2,716,580
Itau Unibanco Holding SA, 2.90%, 01/24/23(a)		4,491	4,538,156
JPMorgan Chase & Co.
4.02%, 12/05/24		9,414	9,925,814
3.22%, 03/01/25		8,357	8,687,642
2.01%, 03/13/26		7,098	7,181,708
3.78%, 02/01/28		31,394	33,985,037
3.54%, 05/01/28		31,691	34,417,496
2.18%, 06/01/28		2,018	2,034,457
4.01%, 04/23/29		1,030	1,136,868
4.45%, 12/05/29		8,248	9,360,607
3.16%, 04/22/42		11,161	11,650,749
4.26%, 02/22/48		6,469	7,908,159
4.03%, 07/24/48		7,638	9,016,159
3.96%, 11/15/48		10,734	12,589,177
3.90%, 01/23/49		4,640	5,375,398
Kasikornbank PCL, 3.34%, 10/02/31(e)		2,083	2,080,787
KeyCorp, 4.10%, 04/30/28		75	84,010
Kookmin Bank, 2.50%, 11/04/30(e)		1,610	1,579,571
Lloyds Banking Group PLC, 1.63%, 05/11/27		10,241	10,081,803
Mitsubishi UFJ Financial Group, Inc.
3.00%, 02/22/22		3,776	3,789,430
2.62%, 07/18/22		206	208,345
3.46%, 03/02/23		13,006	13,390,720
0.85%, 09/15/24		10,565	10,512,682
2.19%, 02/25/25		17,155	17,494,645
1.41%, 07/17/25		4,615	4,589,335
Mizuho Financial Group, Inc.
2.84%, 07/16/25		797	825,058
2.56%, 09/13/25		18,319	18,806,597
2.20%, 07/10/31		5,172	5,056,582
1.98%, 09/08/31		9,815	9,442,603
Santander UK Group Holdings PLC
1.09%, 03/15/25		13,776	13,649,934
1.53%, 08/21/26		8,185	8,051,188
Shinhan Bank Co. Ltd., 4.00%, 04/23/29(e)		410	452,409
Shizuoka Bank Ltd., (3 mo. LIBOR US - 0.50%), 0.00%, 01/25/23(c)(e)(j)		200	196,000
Sumitomo Mitsui Financial Group, Inc.
2.70%, 07/16/24		16,297	16,829,492
Security		Par (000)	Value
Banks (continued)
Sumitomo Mitsui Financial Group, Inc.
2.35%, 01/15/25	USD	16,561	$ 16,969,299
Texas Capital Bank N.A., (3 mo. LIBOR US + 4.50%), 4.72%, 09/30/24(a)(c)		18,500	18,523,176
Washington Mutual Escrow Bonds
0.00%(d)(f)(k)(l)		13,308	1
0.00%(d)(f)(k)(l)		11,911	1
0.00%, 12/31/49(d)(f)(k)(l)		2,570	—
0.00%, 12/31/49(d)(f)(k)(l)		3,115	—
Wells Fargo & Co.
0.81%, 05/19/25		4,309	4,260,364
3.58%, 05/22/28		9,767	10,499,755
2.88%, 10/30/30		2,880	2,994,014
3.07%, 04/30/41		21,151	21,690,880
			929,484,083
Beverages — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36		32,375	39,070,473
4.90%, 02/01/46		4,980	6,294,396
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29		27,853	32,419,100
8.00%, 11/15/39		1,382	2,232,882
4.60%, 04/15/48		13,461	16,460,643
5.55%, 01/23/49		2,589	3,581,772
Central American Bottling Corp., 5.75%, 01/31/27(a)		1,707	1,749,995
			101,809,261
Biotechnology — 0.7%
AbbVie, Inc.
2.60%, 11/21/24		27,141	28,162,390
3.80%, 03/15/25		10,493	11,169,554
3.60%, 05/14/25		15,855	16,860,577
3.20%, 05/14/26		5,016	5,317,600
4.55%, 03/15/35		12,142	14,599,406
4.50%, 05/14/35		7,179	8,587,679
4.45%, 05/14/46		2,398	2,899,974
4.88%, 11/14/48		7,823	10,108,832
Amgen, Inc., 4.40%, 05/01/45		16,663	19,883,378
Biogen, Inc.
2.25%, 05/01/30		10,692	10,527,229
3.15%, 05/01/50		7,550	7,256,784
Gilead Sciences, Inc.
4.80%, 04/01/44		8,324	10,506,951
4.50%, 02/01/45		3,278	3,996,159
4.75%, 03/01/46		2,657	3,366,744
4.15%, 03/01/47		3,241	3,815,842
			157,059,099
Building Products — 0.0%
Johnson Controls International plc, 5.13%, 09/14/45		7	9,236
Masonite International Corp., 5.38%, 02/01/28(a)		928	973,240
Owens Corning, 3.95%, 08/15/29		240	262,936
Standard Industries, Inc.
5.00%, 02/15/27(a)		915	941,901
4.75%, 01/15/28(a)		375	387,187
			2,574,500
Capital Markets — 2.5%
Blackstone Private Credit Fund, 3.25%, 03/15/27(a)		13,944	14,088,025

2021

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Capital Markets (continued)
Cindai Capital Ltd., 0.00%, 02/08/23(e)(j)(m)	USD	2,461	$ 2,509,241
Credit Suisse AG
3.63%, 09/09/24		6,918	7,335,517
1.25%, 08/07/26		27,954	27,250,480
Credit Suisse Group AG
3.80%, 06/09/23		3,341	3,461,441
3.00%, 12/14/23(a)		253	257,079
4.21%, 06/12/24(a)		3,162	3,289,970
3.09%, 05/14/32(a)		4,425	4,502,666
Deutsche Bank AG
1.45%, 04/01/25		19,258	19,138,462
1.69%, 03/19/26		19,808	19,710,418
Goldman Sachs Group, Inc.
4.00%, 03/03/24		18,916	20,056,062
0.67%, 03/08/24		14,000	13,936,748
3.50%, 01/23/25		27,961	29,477,604
3.50%, 04/01/25		57,826	61,147,170
3.75%, 05/22/25		2,180	2,326,514
0.86%, 02/12/26		11,346	11,123,686
(3 mo. LIBOR US + 1.17%), 1.33%, 05/15/26(c)		10,315	10,520,165
3.50%, 11/16/26		21,248	22,643,972
3.85%, 01/26/27		5,678	6,102,556
1.43%, 03/09/27		26,656	26,112,869
3.69%, 06/05/28		22,258	23,968,400
4.22%, 05/01/29		3,961	4,399,985
2.65%, 10/21/32		6,955	6,998,516
Intercontinental Exchange, Inc.
3.75%, 09/21/28		5,126	5,659,970
2.10%, 06/15/30		2,412	2,390,104
1.85%, 09/15/32		3,643	3,487,029
Lehman Brothers Holdings, Inc., 6.75%, 12/28/17(d)(f)(l)		7,360	1
Moody’s Corp.
3.25%, 01/15/28		4,450	4,770,520
3.10%, 11/29/61		1,846	1,830,038
Morgan Stanley
1.59%, 05/04/27		32,093	31,776,629
1.51%, 07/20/27		17,094	16,824,588
3.59%, 07/22/28		21,128	22,777,926
3.77%, 01/24/29		13,563	14,758,925
4.43%, 01/23/30		28,886	32,917,265
2.70%, 01/22/31		36,252	37,088,857
3.62%, 04/01/31		2,864	3,120,881
1.79%, 02/13/32		8,000	7,572,360
1.93%, 04/28/32		9,163	8,755,395
2.24%, 07/21/32		4,303	4,208,654
2.51%, 10/20/32		2,808	2,805,014
3.22%, 04/22/42		4,867	5,098,914
Nomura Holdings, Inc., 2.61%, 07/14/31		13,485	13,307,259
Northern Trust Corp., 3.15%, 05/03/29		3,064	3,298,249
UBS Group AG, 1.49%, 08/10/27(a)		6,409	6,252,167
			569,058,291
Chemicals — 0.4%
Braskem Idesa SAPI, 6.99%, 02/20/32(a)		2,325	2,335,899
Braskem Netherlands Finance BV
4.50%, 01/10/28(e)		1,420	1,505,200
4.50%, 01/31/30(a)		1,264	1,344,264
5.88%, 01/31/50(a)		2,574	2,955,274
8.50%, 01/23/81(a)		2,808	3,256,929
Cydsa SAB de CV, 6.25%, 10/04/27(a)		2,982	3,066,428
Dow Chemical Co., 1.13%, 03/15/32	EUR	4,983	5,664,863
Security		Par (000)	Value
Chemicals (continued)
DuPont de Nemours, Inc., 4.49%, 11/15/25	USD	15,078	$ 16,660,475
Ecolab, Inc., 2.75%, 08/18/55		9,278	9,105,349
LG Chem Ltd., 2.38%, 07/07/31(e)		1,200	1,181,160
LYB International Finance III LLC, 4.20%, 05/01/50		7,049	8,147,121
Mitsubishi Chemical Holdings Corp.
0.00%, 03/30/22(e)(j)(m)	JPY	150,000	1,302,378
0.00%, 03/29/24(e)(j)(m)		40,000	354,690
Sasol Financing U.S.A. LLC
5.88%, 03/27/24	USD	1,461	1,521,339
4.38%, 09/18/26		4,687	4,716,528
6.50%, 09/27/28		1,265	1,368,967
5.50%, 03/18/31		2,795	2,805,621
Sherwin-Williams Co., 2.30%, 05/15/30		8,672	8,647,903
UPL Corp. Ltd.
5.25%(e)(k)		1,309	1,314,972
4.50%, 03/08/28(e)		2,403	2,531,861
4.63%, 06/16/30(e)		1,497	1,575,405
Westlake Chemical Corp., 3.38%, 08/15/61		5,042	4,809,614
			86,172,240
Commercial Services & Supplies — 0.1%
KAR Auction Services, Inc., 5.13%, 06/01/25(a)		1,693	1,718,395
Pitney Bowes, Inc.
6.88%, 03/15/27(a)		4,775	4,958,837
7.25%, 03/15/29(a)		2,625	2,697,188
Republic Services, Inc.
2.90%, 07/01/26		2,994	3,129,538
3.95%, 05/15/28		9,162	10,146,987
Waste Management, Inc.
1.15%, 03/15/28		10,160	9,696,159
2.95%, 06/01/41		1,183	1,233,702
Waste Pro U.S.A., Inc., 5.50%, 02/15/26(a)		878	873,610
			34,454,416
Communications Equipment — 0.2%
CommScope, Inc., 6.00%, 03/01/26(a)		1,000	1,030,000
Juniper Networks, Inc., 2.00%, 12/10/30		4,462	4,214,669
Motorola Solutions, Inc.
4.60%, 05/23/29		10,242	11,701,562
2.75%, 05/24/31		12,750	12,772,960
5.50%, 09/01/44		8,766	11,410,406
			41,129,597
Construction & Engineering — 0.0%
China City Construction International Co. Ltd., 5.35%, 07/03/17(d)(e)(f)(l)	CNH	340	—
GMR Hyderabad International Airport Ltd.
5.38%, 04/10/24(e)	USD	1,188	1,219,408
4.75%, 02/02/26(e)		379	377,768
4.25%, 10/27/27(e)		800	772,650
IHS Holding Ltd.
5.63%, 11/29/26(a)		2,014	2,029,105
6.25%, 11/29/28(a)		1,265	1,277,650
			5,676,581
Construction Materials — 0.0%
Cemex SAB de CV, 5.20%, 09/17/30(a)		1,115	1,195,350
Consumer Finance — 0.5%
Capital One Financial Corp., 3.90%, 01/29/24		11,689	12,300,662
Discover Bank, 3.45%, 07/27/26		2,008	2,124,024
Discover Financial Services, 4.50%, 01/30/26		4,031	4,414,347
General Motors Financial Co., Inc.
3.70%, 05/09/23		8,790	9,052,054

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Consumer Finance (continued)
General Motors Financial Co., Inc.
1.70%, 08/18/23	USD	5,725	$ 5,779,424
5.10%, 01/17/24		4,641	4,976,271
1.05%, 03/08/24		10,527	10,471,394
4.00%, 01/15/25		14,339	15,232,506
4.35%, 04/09/25		3,394	3,651,542
2.75%, 06/20/25		14,636	15,102,547
1.50%, 06/10/26		4,892	4,813,289
2.40%, 10/15/28		14,296	14,256,161
Hyundai Capital Services, Inc., 3.00%, 08/29/22(a)		7,790	7,888,836
Navient Corp.
7.25%, 09/25/23		555	598,357
5.88%, 10/25/24		865	922,306
6.75%, 06/25/25		908	998,800
6.75%, 06/15/26		894	988,183
Synchrony Financial
4.50%, 07/23/25		153	165,309
3.70%, 08/04/26		2,488	2,642,159
			116,378,171
Containers & Packaging — 0.0%
Ardagh Packaging Finance PLC/Ardagh Holdings U.S.A., Inc., 5.25%, 08/15/27(a)		1,392	1,400,700
International Paper Co., 6.00%, 11/15/41		2,411	3,330,707
Klabin Austria GmbH, 3.20%, 01/12/31(a)		2,015	1,863,875
Owens-Brockway Glass Container, Inc., 5.88%, 08/15/23(a)		1,262	1,321,945
			7,917,227
Diversified Financial Services — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 04/03/26		5,250	5,702,667
2.45%, 10/29/26		5,147	5,189,205
ASG Finance Designated Activity Co., 7.88%, 12/03/24(a)		3,356	3,238,540
Avianca Midco 2 Ltd., 9.00%, 12/01/28(a)		5,240	5,239,738
Azul Investments LLP
5.88%, 10/26/24(a)		1,759	1,634,551
7.25%, 06/15/26(a)		2,923	2,676,920
CNH Industrial Capital LLC, 4.20%, 01/15/24		21,096	22,265,871
Coastal Emerald Ltd., 4.30%(e)(k)		1,190	1,176,092
Deutsche Telekom International Finance BV, 3.60%, 01/19/27(a)		4,339	4,648,384
Easy Tactic Ltd.
9.13%, 07/28/22(e)		600	259,050
12.38%, 11/18/22(e)		593	256,584
5.88%, 02/13/23(e)		593	219,410
8.13%, 02/27/23(e)		1,033	379,628
11.75%, 08/02/23(e)		980	357,700
8.63%, 02/27/24(e)		830	284,275
8.63%, 03/05/24(e)		204	69,870
11.63%, 09/03/24(e)		836	286,330
Fortune Star BVI Ltd.
5.95%, 01/29/23(e)		200	201,920
6.85%, 07/02/24(e)		740	759,610
5.95%, 10/19/25(e)		1,323	1,325,778
5.00%, 05/18/26(e)		1,259	1,207,003
5.05%, 01/27/27(e)		4,025	3,824,152
GE Capital International Funding Co., 4.42%, 11/15/35		14,311	17,078,178
Glencore Funding LLC
1.63%, 09/01/25(a)		5,403	5,347,487
Security		Par (000)	Value
Diversified Financial Services (continued)
Glencore Funding LLC
1.63%, 04/27/26(a)	USD	11,551	$ 11,332,755
2.50%, 09/01/30(a)		14,997	14,523,439
2.85%, 04/27/31(a)		7,334	7,249,499
GLP Pte Ltd., 4.50%(e)(k)		1,693	1,641,469
Gohl Capital Ltd., 4.25%, 01/24/27(e)		1,780	1,834,290
Grupo Aval Ltd., 4.38%, 02/04/30(a)		6,348	6,081,384
Hyundai Capital America
3.95%, 02/01/22(a)		3,655	3,663,635
1.25%, 09/18/23(a)		7,665	7,658,631
InRetail Consumer, 3.25%, 03/22/28(a)		1,985	1,968,624
Latam Finance Ltd., 6.88%, 04/11/24(e)(f)(l)		873	828,695
Manappuram Finance Ltd., 5.90%, 01/13/23(e)		400	408,500
Minejesa Capital BV
4.63%, 08/10/30(e)		200	205,500
5.63%, 08/10/37(e)		1,760	1,835,130
Muthoot Finance Ltd., 4.40%, 09/02/23(e)		436	444,720
Operadora de Servicios Mega SA de CV Sofom ER, 8.25%, 02/11/25(a)		4,386	4,067,467
ORIX Corp., 2.90%, 07/18/22		4,137	4,184,688
Pacific National Finance Pty Ltd., 4.75%, 03/22/28(e)		1,100	1,190,462
Pearl Holding II Ltd., (6.00% Cash or 6.00% PIK), 6.00%(e)(k)(n)		286	11,451
Pearl Holding III Ltd., 9.00%, 10/22/25(e)		228	155,040
Prime Bloom Holdings Ltd., 6.95%, 07/05/22(e)(f)(l)		890	177,722
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.63%, 03/01/29(a)		3,343	3,355,536
RELX Capital, Inc.
3.50%, 03/16/23		2,045	2,105,037
4.00%, 03/18/29		11,279	12,509,885
3.00%, 05/22/30		15,042	15,769,395
Santos Finance Ltd., 5.25%, 03/13/29(e)		1,500	1,675,648
Shell International Finance BV
3.88%, 11/13/28		540	603,454
2.38%, 11/07/29		13,627	13,918,319
Shriram Transport Finance Co. Ltd.
5.95%, 10/24/22(e)		1,508	1,532,580
5.10%, 07/16/23(e)		2,261	2,311,873
Simpar Europe SA, 5.20%, 01/26/31(a)		3,105	2,893,084
United Shore Financial Services LLC, 5.50%, 11/15/25(a)		9,586	9,765,737
XP, Inc., 3.25%, 07/01/26(a)		2,302	2,212,510
			221,745,102
Diversified Telecommunication Services — 2.0%
AT&T Inc.
0.00%, 11/27/22(a)(m)		36,000	35,761,726
1.65%, 02/01/28		4,794	4,692,493
4.35%, 03/01/29		6,111	6,864,340
2.75%, 06/01/31		9,739	9,936,247
2.25%, 02/01/32		5,347	5,166,921
4.50%, 05/15/35		20,091	23,209,070
2.60%, 05/19/38	EUR	5,000	6,376,420
4.90%, 06/15/42	USD	2,043	2,461,184
4.50%, 03/09/48		5,642	6,577,752
5.15%, 02/15/50		6,376	8,145,623
3.50%, 09/15/53		13,342	13,460,678
3.55%, 09/15/55		7,730	7,758,050
3.80%, 12/01/57		5,915	6,157,881
3.65%, 09/15/59		10,905	11,012,840
3.85%, 06/01/60		3,128	3,267,394

2021

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Avaya, Inc., 6.13%, 09/15/28(a)	USD	8,150	$ 8,639,000
Axtel SAB de CV, 6.38%, 11/14/24(a)		2,516	2,586,448
Connect Finco S.a.r.l/Connect U.S. Finco LLC, 6.75%, 10/01/26(a)		7,797	8,196,596
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd.
8.75%, 05/25/24(a)		1,109	1,141,413
(6.00% Cash and 7.00% PIK), 13.00%, 12/31/25(a)(n)		630	646,044
8.00%, 12/31/26(a)		443	431,622
Frontier Communications Holdings LLC
5.88%, 10/15/27(a)		7,429	7,856,168
5.00%, 05/01/28(a)		6,727	6,928,810
6.75%, 05/01/29(a)		9,382	9,757,280
5.88%, 11/01/29		168	168,236
6.00%, 01/15/30(a)		1,404	1,411,020
Frontier Florida LLC, Series E, 6.86%, 02/01/28		2,150	2,277,108
Frontier North, Inc., Series G, 6.73%, 02/15/28		1,500	1,590,000
Globe Telecom, Inc.
4.20%(e)(k)		1,015	1,040,375
2.50%, 07/23/30(e)		221	209,715
3.00%, 07/23/35(e)		260	237,705
Level 3 Financing, Inc., 4.63%, 09/15/27(a)		375	382,500
Liquid Telecommunications Financing PLC, 5.50%, 09/04/26(a)		2,632	2,703,558
Lumen Technologies, Inc.
5.13%, 12/15/26(a)		12,695	13,210,798
5.38%, 06/15/29(a)		6,620	6,620,000
Network i2i Ltd., 5.65%(e)(k)		3,382	3,553,848
Oi SA, (10.00% Cash or 12.00% (8.00% Cash + 4.00% PIK), 10.00%, 07/27/25(n)		4,426	3,897,093
Summit Digitel Infrastructure Pvt Ltd., 2.88%, 08/12/31(e)		2,335	2,253,158
UPC Holding BV, 5.50%, 01/15/28(a)		929	963,838
VEON Holdings BV, 3.38%, 11/25/27(a)		4,505	4,403,074
Verizon Communications, Inc.
4.13%, 03/16/27		5,511	6,125,638
2.10%, 03/22/28		12,636	12,660,068
4.33%, 09/21/28		6,969	7,916,471
3.88%, 02/08/29		9,803	10,863,425
4.02%, 12/03/29		13,101	14,687,550
3.15%, 03/22/30		18,389	19,454,664
1.50%, 09/18/30		15,867	14,885,138
1.68%, 10/30/30		9,631	9,150,713
1.75%, 01/20/31		20,003	18,931,930
2.55%, 03/21/31		8,631	8,707,929
2.36%, 03/15/32(a)		6,683	6,584,881
2.65%, 11/20/40		28,345	26,933,906
3.40%, 03/22/41		2,164	2,265,586
2.85%, 09/03/41		670	660,975
4.86%, 08/21/46		5,216	6,713,150
2.88%, 11/20/50		10,648	10,103,748
3.55%, 03/22/51		3,586	3,861,629
3.70%, 03/22/61		11,835	12,831,708
Zayo Group Holdings, Inc., 4.00%, 03/01/27(a)		5,170	5,096,431
Ziggo BV
5.50%, 01/15/27(a)		2,921	3,001,328
4.88%, 01/15/30(a)		861	883,042
			444,273,936
Electric Utilities — 2.2%
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30(e)		1,919	1,894,773
Security		Par (000)	Value
Electric Utilities (continued)
Adani Transmission Ltd.
4.00%, 08/03/26(e)	USD	332	$ 348,455
4.25%, 05/21/36(e)		761	776,327
AEP Texas, Inc.
3.95%, 06/01/28		10,571	11,575,317
3.45%, 05/15/51		5,324	5,362,709
Series H, 3.45%, 01/15/50		1,440	1,464,720
AEP Transmission Co. LLC
4.25%, 09/15/48		2,195	2,633,580
3.80%, 06/15/49		4,475	5,051,182
3.15%, 09/15/49		3,515	3,578,454
2.75%, 08/15/51		3,704	3,523,604
Series M, 3.65%, 04/01/50		5,215	5,756,834
Alabama Power Co.
3.75%, 03/01/45		6,806	7,531,004
3.45%, 10/01/49		1,012	1,072,273
American Transmission Systems, Inc., 2.65%, 01/15/32(a)		3,004	3,031,903
Baltimore Gas & Electric Co.
3.50%, 08/15/46		4,197	4,530,666
3.75%, 08/15/47		2,530	2,854,420
3.20%, 09/15/49		3,823	3,992,064
2.90%, 06/15/50		4,364	4,335,832
Capex SA, 6.88%, 05/15/24(a)		1,396	1,323,844
CenterPoint Energy Houston Electric LLC
2.35%, 04/01/31		3,260	3,309,417
4.25%, 02/01/49		3,130	3,887,773
3.35%, 04/01/51		7,416	8,150,841
Commonwealth Edison Co.
3.13%, 03/15/51		3,050	3,161,948
2.75%, 09/01/51		3,065	2,963,093
DTE Electric Co.
3.95%, 03/01/49		3,229	3,815,681
3.25%, 04/01/51		3,142	3,378,397
Series A, 4.05%, 05/15/48		6,639	7,896,623
Duke Energy Carolinas LLC
3.95%, 11/15/28		1,701	1,898,401
3.88%, 03/15/46		3,172	3,572,093
3.70%, 12/01/47		5,364	5,964,637
3.45%, 04/15/51		2,047	2,238,572
Duke Energy Florida LLC
2.50%, 12/01/29		21,814	22,416,084
3.00%, 12/15/51		1,143	1,151,884
Duke Energy Progress LLC, 3.45%, 03/15/29		12,906	13,927,018
Edison International
2.40%, 09/15/22		139	140,334
3.13%, 11/15/22		10	10,156
4.95%, 04/15/25		4,907	5,336,668
Entergy Arkansas LLC
4.20%, 04/01/49		24	28,461
3.35%, 06/15/52		3,202	3,362,238
Entergy Louisiana LLC, 4.20%, 09/01/48		7,609	9,050,219
Exelon Corp.
5.10%, 06/15/45		1,023	1,315,911
4.45%, 04/15/46		3,952	4,720,436
FEL Energy VI Sarl, 5.75%, 12/01/40(e)		2,485	2,463,300
FirstEnergy Corp.
2.05%, 03/01/25		1,392	1,377,732
2.65%, 03/01/30		7,667	7,571,162
Series B, 4.40%, 07/15/27		9,423	10,148,915
Series B, 2.25%, 09/01/30		2,734	2,631,994
Series C, 3.40%, 03/01/50		4,237	4,152,260

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
FirstEnergy Transmission LLC
4.35%, 01/15/25(a)	USD	13,860	$ 14,735,416
5.45%, 07/15/44(a)		1,121	1,414,641
4.55%, 04/01/49(a)		16,508	18,844,966
Florida Power & Light Co.
3.70%, 12/01/47		5,538	6,340,091
3.95%, 03/01/48		7,001	8,302,444
4.13%, 06/01/48		2,000	2,456,014
3.15%, 10/01/49		12,142	12,890,467
2.88%, 12/04/51		2,050	2,079,007
Generacion Mediterranea SA/Central Termica Roca SA, 9.63%, 12/01/27(a)		4,420	3,568,875
Huachen Energy Co. Ltd., 6.63%, 05/18/20(e)(f)(l)		200	76,938
India Green Power Holdings, 4.00%, 02/22/27(e)		1,669	1,671,086
ITC Holdings Corp., 2.70%, 11/15/22		3,406	3,458,873
LLPL Capital Pte Ltd., 6.88%, 02/04/39(e)		1,013	1,154,686
MidAmerican Energy Co.
3.10%, 05/01/27		390	414,034
3.65%, 04/15/29		13,756	15,158,444
3.95%, 08/01/47		1,905	2,237,141
3.65%, 08/01/48		1,020	1,146,444
4.25%, 07/15/49		4,426	5,461,248
3.15%, 04/15/50		3,370	3,527,260
2.70%, 08/01/52		842	817,342
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(a)		1,403	1,540,992
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(e)		3,000	2,912,438
Northern States Power Co.
2.25%, 04/01/31		10	10,081
2.90%, 03/01/50		2,475	2,498,691
2.60%, 06/01/51		2,448	2,335,313
3.20%, 04/01/52		2,500	2,648,739
NRG Energy, Inc., 2.45%, 12/02/27(a)		13,282	13,160,591
NSTAR Electric Co., 3.95%, 04/01/30		2,510	2,819,423
Ohio Power Co.
1.63%, 01/15/31		2,624	2,467,230
4.00%, 06/01/49		3,666	4,211,351
2.90%, 10/01/51		3,167	3,053,994
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28		5,350	5,888,093
3.80%, 09/30/47		2,314	2,679,533
4.10%, 11/15/48		606	730,436
3.80%, 06/01/49		3,582	4,141,317
3.10%, 09/15/49		3,583	3,738,776
2.70%, 11/15/51(a)		4,528	4,354,417
Pacific Gas & Electric Co., 4.95%, 07/01/50		8,676	9,448,653
PECO Energy Co., 3.05%, 03/15/51		6,773	6,907,790
Public Service Electric and Gas Co.
3.65%, 09/01/28		6,843	7,510,128
3.85%, 05/01/49		3,410	3,981,386
Southern California Edison Co.
1.85%, 02/01/22		601	601,887
2.25%, 06/01/30		16,784	16,563,028
Series E, 3.70%, 08/01/25		10,666	11,388,145
Southwestern Public Service Co., 3.15%, 05/01/50		8,586	8,953,767
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak
4.85%, 10/14/38(a)		3,000	3,287,438
Security		Par (000)	Value
Electric Utilities (continued)
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak
4.85%, 10/14/38(e)	USD	2,635	$ 2,887,466
Tampa Electric Co.
4.30%, 06/15/48		1,207	1,475,126
4.45%, 06/15/49		2,671	3,356,526
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25(a)		18,145	19,215,519
Vistra Operations Co. LLC
5.50%, 09/01/26(a)		1,847	1,907,286
5.63%, 02/15/27(a)		2,393	2,464,790
5.00%, 07/31/27(a)		2,388	2,478,314
4.30%, 07/15/29(a)		13,729	14,681,625
			492,735,915
Electrical Equipment — 0.1%
Carrier Global Corp., 2.24%, 02/15/25		25,571	26,184,211
Energy Equipment & Services — 0.0%
Bristow Group, Inc., 6.88%, 03/01/28(a)		2,675	2,782,588
Hilong Holding Ltd., 9.75%, 11/18/24(e)		1,358	1,097,688
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24(a)		5,812	5,870,120
Transocean Proteus Ltd., 6.25%, 12/01/24(a)		584	574,748
			10,325,144
Equity Real Estate Investment Trusts (REITs) — 1.4%
American Tower Corp.
5.00%, 02/15/24		1,921	2,066,970
2.40%, 03/15/25		18,526	19,022,765
3.95%, 03/15/29		1,825	1,989,840
3.80%, 08/15/29		24,210	26,338,225
2.30%, 09/15/31		3,701	3,594,508
Boston Properties LP, 3.13%, 09/01/23		245	252,017
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23		2,211	2,287,958
Crown Castle International Corp.
1.35%, 07/15/25		2,608	2,572,698
4.45%, 02/15/26		2,370	2,593,829
3.70%, 06/15/26		1,551	1,662,207
1.05%, 07/15/26		4,347	4,197,956
3.80%, 02/15/28		7,798	8,484,955
3.10%, 11/15/29		16,276	16,994,024
3.30%, 07/01/30		6,417	6,768,690
2.25%, 01/15/31		3,936	3,834,646
2.10%, 04/01/31		2,960	2,832,557
2.50%, 07/15/31		5,249	5,210,060
Digital Dutch Finco BV
1.50%, 03/15/30(e)	EUR	6,150	7,257,382
1.00%, 01/15/32(e)		5,050	5,572,044
Duke Realty LP, 1.75%, 02/01/31	USD	12,762	12,075,466
Equinix, Inc.
1.25%, 07/15/25		2,633	2,585,966
1.00%, 09/15/25		11,613	11,264,600
2.15%, 07/15/30		5,046	4,905,174
2.50%, 05/15/31		9,265	9,258,568
GLP Capital LP/GLP Financing II, Inc.
5.75%, 06/01/28		2,496	2,881,982
4.00%, 01/15/30		10,500	11,109,481
4.00%, 01/15/31		11,274	12,029,245
3.25%, 01/15/32		1,085	1,090,848
Iron Mountain, Inc.
4.88%, 09/15/27(a)		887	919,801
5.00%, 07/15/28(a)		5,500	5,651,250

2021

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Equity Real Estate Investment Trusts (REITs) (continued)
LMIRT Capital Pte Ltd.
7.25%, 06/19/24(e)	USD	1,131	$ 1,159,275
7.50%, 02/09/26(e)		377	388,310
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.63%, 05/01/24		3,915	4,184,039
4.50%, 09/01/26		1,086	1,167,450
5.75%, 02/01/27		3,217	3,635,210
MPT Operating Partnership LP/MPT Finance Corp., 5.25%, 08/01/26		188	193,405
National Retail Properties, Inc.
2.50%, 04/15/30		4,195	4,251,887
3.50%, 04/15/51		6,750	6,937,021
3.00%, 04/15/52		4,890	4,621,477
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/29(a)		5,230	5,347,675
Prologis Euro Finance LLC, 1.50%, 09/10/49	EUR	7,300	7,799,372
Realty Income Corp.
3.00%, 01/15/27	USD	95	100,219
3.25%, 01/15/31		6,356	6,834,369
RHP Hotel Properties LP/RHP Finance Corp., 4.75%, 10/15/27		1,480	1,509,600
Service Properties Trust
5.00%, 08/15/22		4,481	4,475,981
4.50%, 06/15/23		7,725	7,721,215
4.35%, 10/01/24		945	926,105
7.50%, 09/15/25		1,479	1,602,400
5.50%, 12/15/27		790	810,761
VICI Properties LP/VICI Note Co., Inc.
3.50%, 02/15/25(a)		24,437	24,803,555
4.25%, 12/01/26(a)		12,954	13,491,202
3.75%, 02/15/27(a)		3,878	4,005,373
4.13%, 08/15/30(a)		4,576	4,839,120
XHR LP
6.38%, 08/15/25(a)		1,392	1,472,360
4.88%, 06/01/29(a)		804	818,070
			310,401,163
Food & Staples Retailing — 0.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.88%, 02/15/28(a)		2,339	2,479,340
4.88%, 02/15/30(a)		375	404,895
CVS Health Corp.
3.25%, 08/15/29		23,988	25,575,889
3.75%, 04/01/30		28,683	31,446,683
5.13%, 07/20/45		12,144	15,785,549
Frigorifico Concepcion SA, 7.70%, 07/21/28(a)		1,300	1,312,025
Health & Happiness H&H International Holdings Ltd., 5.63%, 10/24/24(e)		1,187	1,184,626
Performance Food Group, Inc., 5.50%, 10/15/27(a)		1,891	1,973,731
Walmart, Inc., 2.65%, 09/22/51		4,161	4,254,395
			84,417,133
Food Products — 0.1%
BRF GmbH, 4.35%, 09/29/26(a)		2,245	2,266,468
BRF SA, 5.75%, 09/21/50(a)		2,767	2,744,172
CP Foods Capital Ltd., 0.50%, 06/18/25(e)(j)		400	406,600
Darling Ingredients, Inc., 5.25%, 04/15/27(a)		924	954,030
JBS U.S.A. LUX SA/JBS U.S.A. Finance, Inc., 6.75%, 02/15/28(a)		1,739	1,875,964
Security		Par (000)	Value
Food Products (continued)
JBS U.S.A. LUX SA/JBS U.S.A. Food Co./JBS U.S.A. Finance, Inc.
6.50%, 04/15/29(a)	USD	2,715	$ 2,986,527
5.50%, 01/15/30(a)		468	508,950
Knight Castle Investments Ltd., 7.99%, 01/23/22(f)(l)		700	489,781
MHP Lux SA, 6.25%, 09/19/29(a)		594	557,729
Pilgrim’s Pride Corp., 5.88%, 09/30/27(a)		3,121	3,295,589
Post Holdings, Inc.
5.63%, 01/15/28(a)		1,713	1,815,334
5.50%, 12/15/29(a)		1,354	1,422,553
Zhou Hei Ya International Holdings Co. Ltd., 1.00%, 11/05/25(e)(j)	HKD	3,000	360,929
			19,684,626
Gas Utilities — 0.1%
Atmos Energy Corp.
4.13%, 03/15/49	USD	206	244,889
3.38%, 09/15/49		2,876	3,052,714
ONE Gas, Inc., 2.00%, 05/15/30		2,235	2,173,637
Piedmont Natural Gas Co., Inc., 2.50%, 03/15/31		4,895	4,893,352
Promigas SA ESP/Gases del Pacifico SAC
3.75%, 10/16/29(a)		2,055	2,021,349
3.75%, 10/16/29(e)		1,460	1,436,093
			13,822,034
Health Care Equipment & Supplies — 0.2%
Boston Scientific Corp., 2.65%, 06/01/30		7,654	7,802,565
Medtronic Global Holdings SCA
1.50%, 07/02/39	EUR	3,660	4,284,975
1.38%, 10/15/40		570	645,947
1.75%, 07/02/49		3,500	4,078,081
Mozart Debt Merger Sub, Inc., 3.88%, 04/01/29(a)	USD	21,660	21,583,540
			38,395,108
Health Care Providers & Services — 1.2%
Aetna, Inc., 4.50%, 05/15/42		2,558	3,022,811
AMN Healthcare, Inc., 4.63%, 10/01/27(a)		2,029	2,103,058
Anthem, Inc.
3.65%, 12/01/27		7,853	8,615,206
3.60%, 03/15/51		6,840	7,592,086
Centene Corp.
2.45%, 07/15/28		7,276	7,166,860
4.63%, 12/15/29		1,312	1,414,940
2.63%, 08/01/31		4,923	4,824,540
Cigna Corp.
4.13%, 11/15/25		11,387	12,453,015
3.40%, 03/01/27		13,803	14,824,115
4.90%, 12/15/48		5,206	6,726,803
DaVita, Inc., 4.63%, 06/01/30(a)		6,689	6,847,864
DH Europe Finance II S.a.r.l, 1.80%, 09/18/49	EUR	3,600	4,310,350
HCA, Inc.
4.75%, 05/01/23	USD	17,963	18,813,920
5.38%, 02/01/25		3,921	4,309,179
5.25%, 04/15/25		25,240	27,920,580
5.25%, 06/15/26		17,946	20,181,611
5.63%, 09/01/28		563	657,860
5.88%, 02/01/29		767	913,919
3.50%, 09/01/30		3,529	3,729,712
2.38%, 07/15/31		19,513	19,209,682
5.25%, 06/15/49		3,100	3,981,392

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care Providers & Services (continued)
Humana, Inc.
4.50%, 04/01/25	USD	4,430	$ 4,827,932
4.88%, 04/01/30		2,923	3,425,189
Rede D’or Finance S.a.r.l, 4.50%, 01/22/30(a)		807	785,715
Select Medical Corp., 6.25%, 08/15/26(a)		16,279	17,243,449
Tenet Healthcare Corp.
4.88%, 01/01/26(a)		3,767	3,869,199
6.25%, 02/01/27(a)		5,486	5,678,010
5.13%, 11/01/27(a)		563	586,224
4.63%, 06/15/28(a)		511	525,052
4.25%, 06/01/29(a)		4,997	5,074,404
4.38%, 01/15/30(a)		9,051	9,169,251
UnitedHealth Group, Inc.
2.75%, 05/15/40		8,119	8,242,240
4.63%, 11/15/41		3,918	4,920,947
4.75%, 07/15/45		6,263	8,198,722
3.75%, 10/15/47		1,148	1,317,727
3.25%, 05/15/51		10,679	11,552,863
			265,036,427
Health Care Technology — 0.0%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/25(a)		2,782	2,805,870
Hotels, Restaurants & Leisure — 0.7%
1011778 BC ULC/New Red Finance, Inc., 3.88%, 01/15/28(a)		281	284,586
Affinity Gaming, 6.88%, 12/15/27(a)		2,092	2,175,680
Aramark Services, Inc., 5.00%, 02/01/28(a)		2,110	2,181,212
Boyd Gaming Corp., 8.63%, 06/01/25(a)		828	887,219
Caesars Entertainment, Inc.
6.25%, 07/01/25(a)		13,890	14,579,291
8.13%, 07/01/27(a)		4,331	4,796,323
4.63%, 10/15/29(a)		1,217	1,217,000
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/25(a)		2,601	2,716,263
Carrols Restaurant Group, Inc., 5.88%, 07/01/29(a)		750	675,000
Cedar Fair LP, 5.25%, 07/15/29		1,826	1,871,650
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.50%, 05/01/25(a)		5,332	5,518,620
5.38%, 04/15/27		1,820	1,865,500
Champion Path Holdings Ltd.
4.50%, 01/27/26(e)		1,501	1,437,207
4.85%, 01/27/28(e)		1,504	1,431,902
Churchill Downs, Inc.
5.50%, 04/01/27(a)		2,174	2,239,220
4.75%, 01/15/28(a)		1,068	1,105,380
Freed Corp., 10.00%, 12/01/23(d)		7,253	7,071,675
Golden Nugget, Inc., 6.75%, 10/15/24(a)		3,550	3,550,000
HIS Co. Ltd., 0.00%, 11/15/24(e)(j)(m)	JPY	40,000	285,143
International Game Technology PLC, 6.50%, 02/15/25(a)	USD	745	808,325
Marriott International, Inc.
4.63%, 06/15/30		2,084	2,344,386
2.85%, 04/15/31		4,417	4,403,485
Marriott Ownership Resorts, Inc., 6.13%, 09/15/25(a)		1,941	2,023,492
McDonald’s Corp.
2.13%, 03/01/30		3,710	3,692,887
3.60%, 07/01/30		8,935	9,873,698
4.60%, 05/26/45		2,222	2,759,968
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
McDonald’s Corp.
4.88%, 12/09/45	USD	5,602	$ 7,197,208
4.45%, 09/01/48		2,753	3,389,705
Melco Resorts Finance Ltd.
5.25%, 04/26/26(e)		825	813,811
5.63%, 07/17/27(e)		200	197,600
5.38%, 12/04/29(a)		337	325,479
5.38%, 12/04/29(e)		2,725	2,631,839
MGM China Holdings Ltd.
5.38%, 05/15/24(a)		1,357	1,351,318
5.88%, 05/15/26(a)		1,371	1,372,971
5.88%, 05/15/26(e)		200	200,288
4.75%, 02/01/27(e)		2,800	2,677,500
MGM Resorts International
5.75%, 06/15/25		246	264,758
4.63%, 09/01/26		144	149,760
5.50%, 04/15/27		245	260,925
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(a)		3,762	3,780,810
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance In, 8.50%, 11/15/27(a)		9,165	9,898,200
REXLot Holdings Ltd., 4.50%, 04/17/19(e)(f)(j)(l)	HKD	1,161	1,489
Sands China Ltd., 4.38%, 06/18/30	USD	1,962	1,998,886
Scientific Games International, Inc., 5.00%, 10/15/25(a)		719	740,211
SeaWorld Parks & Entertainment, Inc., 8.75%, 05/01/25(a)		4,134	4,382,040
Starbucks Corp.
2.25%, 03/12/30		6,381	6,336,110
2.55%, 11/15/30		8,838	9,013,439
Studio City Finance Ltd.
5.00%, 01/15/29(a)		490	440,173
5.00%, 01/15/29(e)		1,811	1,626,844
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.50%, 03/01/25(a)		3,906	4,023,180
5.25%, 05/15/27(a)		1,947	1,990,457
Wynn Macau Ltd.
4.88%, 10/01/24(a)		2,345	2,198,144
4.88%, 10/01/24(e)		1,187	1,112,664
5.50%, 01/15/26(e)		2,177	2,024,610
5.50%, 10/01/27(a)		1,577	1,466,610
5.50%, 10/01/27(e)		400	372,000
5.13%, 12/15/29(a)		375	333,750
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
7.75%, 04/15/25(a)		5,371	5,632,836
5.13%, 10/01/29(a)		4,231	4,294,465
			164,295,192
Household Durables — 0.2%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.
6.63%, 01/15/28(a)		6,260	6,604,300
4.63%, 08/01/29(a)		1,198	1,183,025
Beazer Homes U.S.A., Inc., 7.25%, 10/15/29		4,961	5,530,027
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 6.25%, 09/15/27(a)		2,160	2,254,608
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, 06/15/29(a)		1,551	1,552,086
Century Communities, Inc., 6.75%, 06/01/27		5,674	5,986,070
DR Horton, Inc., 2.60%, 10/15/25		2,030	2,095,416

2021

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Household Durables (continued)
Homes by West Bay LLC, 9.50%, 04/30/27(d)	USD	7,801	$ 7,664,482
M/I Homes, Inc., 4.95%, 02/01/28		5,263	5,473,520
Mattamy Group Corp.
5.25%, 12/15/27(a)		2,999	3,154,198
4.63%, 03/01/30(a)		3,535	3,600,221
New Home Co., Inc., 7.25%, 10/15/25(a)		1,272	1,297,440
TRI Pointe Group, Inc.
5.25%, 06/01/27		2,378	2,553,378
5.70%, 06/15/28		333	366,300
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(a)		1,891	1,947,730
			51,262,801
Independent Power and Renewable Electricity Producers — 0.2%
Azure Power Solar Energy Pvt Ltd., 5.65%, 12/24/24(e)		436	457,882
Calpine Corp., 4.50%, 02/15/28(a)		15,793	16,385,237
Continuum Energy Levanter Pte Ltd.
4.50%, 02/09/27(a)		2,159	2,204,560
4.50%, 02/09/27(e)		1,427	1,457,543
Genneia SA, 8.75%, 09/02/27(a)		2,016	1,883,192
NRG Energy, Inc.
5.75%, 01/15/28		1,521	1,607,864
4.45%, 06/15/29(a)		1,962	2,134,319
5.25%, 06/15/29(a)		1,362	1,459,226
Orazul Energy Egenor S en C por A, 5.63%, 04/28/27(a)		382	369,298
ReNew Power Pvt Ltd., 5.88%, 03/05/27(e)		1,629	1,692,205
ReNew Power Synthetic, 6.67%, 03/12/24(e)		1,000	1,039,250
Renewable Energy Group, Inc., 5.88%, 06/01/28(a)		807	829,192
Star Energy Geothermal Wayang Windu Ltd.
6.75%, 04/24/33(e)		846	934,470
6.75%, 04/24/33(a)		168	185,227
Stem, Inc., 0.50%, 12/01/28(a)(j)		622	593,264
Stoneway Capital Corp.
10.00%, 03/01/27(e)(f)(l)		4,059	1,196,027
10.00%, 03/01/27(a)(f)(l)		4,327	1,275,101
			35,703,857
Industrial Conglomerates — 0.0%
Roper Technologies, Inc., 2.95%, 09/15/29		4,177	4,320,238
Insurance — 0.4%
AIA Group Ltd., 2.70%(e)(k)		2,050	2,047,540
Ambac Assurance Corp., 5.10%(a)(k)		462	622,587
American International Group, Inc.
4.50%, 07/16/44		4,118	5,071,523
4.75%, 04/01/48		4,486	5,713,774
4.38%, 06/30/50		2,188	2,727,375
4.38%, 01/15/55		3,445	4,224,732
Aon Corp.
4.50%, 12/15/28		9,057	10,307,541
3.75%, 05/02/29		13,865	15,198,935
2.80%, 05/15/30		9,283	9,566,856
Marsh & McLennan Cos., Inc.
1.35%, 09/21/26	EUR	4,390	5,208,911
1.98%, 03/21/30		3,035	3,770,828
2.25%, 11/15/30	USD	11,287	11,263,325
QBE Insurance Group Ltd., 5.88%, 06/17/46(e)		450	497,325
Sitka Holdings LLC, (3 mo. LIBOR US + 4.50%), 5.25%, 07/06/26(a)(c)		5,435	5,562,944
Willis North America, Inc., 3.60%, 05/15/24		2,050	2,147,064
Security		Par (000)	Value
Insurance (continued)
ZhongAn Online P&C Insurance Co. Ltd.
3.13%, 07/16/25(e)	USD	1,700	$ 1,640,500
3.50%, 03/08/26(e)		600	582,000
			86,153,760
Internet & Direct Marketing Retail — 0.2%
Amazon.com, Inc.
4.05%, 08/22/47		1,863	2,258,787
2.50%, 06/03/50		14,819	14,109,721
Baozun, Inc., 1.63%, 05/01/24(j)		258	237,360
eBay, Inc., 1.40%, 05/10/26		13,236	13,032,659
Expedia Group, Inc., 3.25%, 02/15/30		5,768	5,886,247
			35,524,774
IT Services — 0.7%
Atento Luxco 1 SA, 8.00%, 02/10/26(a)		1,010	1,074,261
Dun & Bradstreet Corp., 5.00%, 12/15/29(a)		281	287,472
Fidelity National Information Services, Inc., 1.00%, 12/03/28	EUR	10,500	12,154,101
Fiserv, Inc.
2.25%, 06/01/27	USD	4,331	4,406,328
4.20%, 10/01/28		2,473	2,772,294
3.50%, 07/01/29		30,866	33,194,545
Global Payments, Inc.
1.20%, 03/01/26		16,500	16,015,928
4.80%, 04/01/26		13,857	15,383,520
2.15%, 01/15/27		4,258	4,274,938
4.45%, 06/01/28		2,703	3,015,141
3.20%, 08/15/29		9,990	10,405,181
International Business Machines Corp.
3.30%, 05/15/26		9,751	10,424,454
1.95%, 05/15/30		11,026	10,778,972
4.25%, 05/15/49		5,536	6,714,392
Leidos, Inc.
4.38%, 05/15/30		16,819	18,738,384
2.30%, 02/15/31		11,100	10,686,858
Mastercard, Inc., 2.95%, 06/01/29		2,368	2,536,758
Sabre GLBL, Inc., 9.25%, 04/15/25(a)		2,500	2,825,000
			165,688,527
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.
3.05%, 09/22/26		9,644	10,165,942
2.75%, 09/15/29		5,154	5,320,608
2.10%, 06/04/30		3,339	3,268,720
Charles River Laboratories International, Inc., 4.25%, 05/01/28(a)		647	672,880
IQVIA, Inc., 5.00%, 05/15/27(a)		2,027	2,098,553
Thermo Fisher Scientific, Inc.
2.80%, 10/15/41		2,995	3,029,753
1.88%, 10/01/49	EUR	7,400	8,617,426
			33,173,882
Machinery — 0.1%
China Conch Venture Holdings International Ltd., 0.00%, 09/05/23(e)(j)(m)	HKD	6,000	896,321
Deere & Co., 3.75%, 04/15/50	USD	1,875	2,214,597
HTA Group Ltd., 7.00%, 12/18/25(a)		2,290	2,384,892
Otis Worldwide Corp., 2.57%, 02/15/30		3,659	3,711,600
Parker-Hannifin Corp., 2.70%, 06/14/24		2,526	2,609,698
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(a)		5,290	5,561,112
			17,378,220

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Media — 1.2%
Altice France SA, 5.50%, 01/15/28(a)	USD	1,887	$ 1,872,678
CCO Holdings LLC/CCO Holdings Capital Corp.
5.38%, 06/01/29(a)		2,201	2,375,176
4.75%, 03/01/30(a)		2,545	2,646,800
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29		1,647	1,606,974
6.48%, 10/23/45		18,393	25,117,245
5.38%, 05/01/47		11,668	13,926,991
5.75%, 04/01/48		5,150	6,422,351
5.13%, 07/01/49		11,527	13,370,971
4.40%, 12/01/61		8,165	8,446,751
3.95%, 06/30/62		5,400	5,202,250
Clear Channel Worldwide Holdings, Inc., 5.13%, 08/15/27(a)		2,537	2,625,186
Comcast Corp.
3.30%, 04/01/27		290	311,699
2.65%, 02/01/30		12,141	12,591,376
4.25%, 10/15/30		2,142	2,472,020
1.95%, 01/15/31		18,533	18,158,446
3.20%, 07/15/36		2,567	2,737,637
3.90%, 03/01/38		11,314	12,804,037
3.40%, 07/15/46		6,070	6,429,098
4.00%, 08/15/47		445	511,834
3.97%, 11/01/47		8,345	9,607,999
3.45%, 02/01/50		4,000	4,271,290
2.80%, 01/15/51		2,984	2,874,793
2.45%, 08/15/52		6,759	6,051,929
2.99%, 11/01/63(a)		11	10,439
Cox Communications, Inc.
3.15%, 08/15/24(a)		6,590	6,867,767
3.60%, 06/15/51(a)		4,893	5,124,130
CSC Holdings LLC
5.50%, 04/15/27(a)		690	713,288
7.50%, 04/01/28(a)		1,995	2,139,638
5.75%, 01/15/30(a)		4,044	4,028,835
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.88%, 08/15/27(a)		425	435,077
Discovery Communications LLC
1.90%, 03/19/27	EUR	10,803	12,902,172
4.13%, 05/15/29	USD	292	322,820
DISH DBS Corp., 5.25%, 12/01/26(a)		5,865	5,957,579
iHeartCommunications, Inc.
6.38%, 05/01/26		1,542	1,599,600
8.38%, 05/01/27		2,775	2,925,794
5.25%, 08/15/27(a)		1,379	1,434,298
4.75%, 01/15/28(a)		188	190,655
Interpublic Group of Cos., Inc., 4.75%, 03/30/30		1,828	2,122,707
Kakao Corp., 0.00%, 04/28/23(e)(j)(m)		200	240,300
Lamar Media Corp., 3.75%, 02/15/28		225	225,563
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(a)		954	970,695
Nexstar Broadcasting, Inc.
5.63%, 07/15/27(a)		2,020	2,129,322
4.75%, 11/01/28(a)		2,573	2,621,244
Omnicom Group, Inc., 2.45%, 04/30/30		2,639	2,636,096
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.00%, 08/15/27(a)		2,365	2,420,057
4.63%, 03/15/30(a)		188	187,530
Sirius XM Radio, Inc., 5.50%, 07/01/29(a)		2,318	2,497,645
Security		Par (000)	Value
Media (continued)
TEGNA, Inc.
4.63%, 03/15/28	USD	4,237	$ 4,282,717
5.00%, 09/15/29		412	421,270
ViacomCBS, Inc.
4.38%, 03/15/43		3,745	4,260,616
5.85%, 09/01/43		5,643	7,601,171
VTR Comunicaciones SpA
5.13%, 01/15/28(a)		1,136	1,156,803
4.38%, 04/15/29(a)		2,585	2,572,075
Walt Disney Co.
2.75%, 09/01/49		7,330	7,092,110
4.70%, 03/23/50		7,060	9,314,147
3.60%, 01/13/51		2,107	2,382,736
Ziggo Bond Co. BV, 6.00%, 01/15/27(a)		1,117	1,150,510
			263,372,937
Metals & Mining — 0.2%
ABJA Investment Co. Pte Ltd.
5.95%, 07/31/24(e)		200	216,500
5.45%, 01/24/28(e)		2,802	3,060,309
Anglo American Capital PLC
5.63%, 04/01/30(a)		6,417	7,587,461
2.88%, 03/17/31(a)		5,000	4,975,937
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30		1,102	1,106,188
Glencore Funding LLC, 2.63%, 09/23/31(a)		5,752	5,590,199
JSW Steel Ltd., 5.38%, 04/04/25(e)		1,621	1,697,997
Metinvest BV, 8.50%, 04/23/26(a)		594	616,761
Mongolian Mining Corp./Energy Resources LLC, 9.25%, 04/15/24(e)		1,659	1,343,790
Newmont Corp.
2.80%, 10/01/29		4,682	4,813,998
2.25%, 10/01/30		4,592	4,527,342
Nucor Corp., 3.95%, 05/01/28		4,682	5,162,905
Periama Holdings LLC, 5.95%, 04/19/26(e)		1,349	1,433,313
Vedanta Resources Finance II PLC
8.00%, 04/23/23(e)		1,887	1,844,896
13.88%, 01/21/24(e)		1,507	1,594,877
8.95%, 03/11/25(a)		5,450	5,327,375
8.95%, 03/11/25(e)		1,890	1,847,475
Vedanta Resources Ltd., 6.13%, 08/09/24(a)		1,339	1,167,273
			53,914,596
Multiline Retail — 0.0%
Dollar General Corp., 4.13%, 04/03/50		6	6,925
Grupo Axo SAPI de CV, 5.75%, 06/08/26(a)		944	945,062
			951,987
Multi-Utilities — 0.3%
Ameren Illinois Co.
3.80%, 05/15/28		3,671	4,046,679
3.25%, 03/15/50		3,650	3,879,889
CenterPoint Energy Resources Corp., 1.75%, 10/01/30		15,457	14,639,749
Consumers Energy Co.
3.25%, 08/15/46		628	664,564
3.75%, 02/15/50		5,099	5,842,992
3.10%, 08/15/50		6,026	6,274,427
3.50%, 08/01/51		5,760	6,451,237
2.65%, 08/15/52		120	116,725
Pacific Gas & Electric Co.
2.10%, 08/01/27		3,695	3,567,310
4.55%, 07/01/30		500	540,599
2.50%, 02/01/31		723	688,701

2021

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Multi-Utilities (continued)
Pacific Gas & Electric Co.
3.25%, 06/01/31	USD	5,785	$ 5,804,108
4.50%, 07/01/40		2,003	2,085,408
4.20%, 06/01/41		375	377,391
4.60%, 06/15/43		1,100	1,132,850
PG&E Corp., 5.00%, 07/01/28		2,425	2,550,664
Virginia Electric & Power Co., 4.00%, 01/15/43		8,396	9,647,748
			68,311,041
Oil, Gas & Consumable Fuels — 2.7%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/25(a)		945	1,001,700
Boardwalk Pipelines LP
4.80%, 05/03/29		640	716,751
3.40%, 02/15/31		181	186,833
BP Capital Markets America, Inc.
3.79%, 02/06/24		7,003	7,371,918
2.94%, 06/04/51		9,114	8,748,206
3.00%, 03/17/52		6,000	5,871,395
3.38%, 02/08/61		2,581	2,651,586
BP Capital Markets PLC, 3.81%, 02/10/24		2,475	2,609,760
Buckeye Partners LP
4.15%, 07/01/23		1,988	2,037,700
4.35%, 10/15/24		2,500	2,606,250
4.13%, 03/01/25(a)		1,160	1,197,700
3.95%, 12/01/26		225	229,322
California Resources Corp., 7.13%, 02/01/26(a)		1,674	1,739,085
Cameron LNG LLC
3.30%, 01/15/35(a)		7,430	7,755,434
3.40%, 01/15/38(a)		11,339	11,693,619
Cenovus Energy, Inc., 3.75%, 02/15/52		2,935	2,942,148
Centennial Resource Production LLC, 5.38%, 01/15/26(a)		375	367,500
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24		6,741	7,457,058
5.88%, 03/31/25		16,210	17,965,524
5.13%, 06/30/27		21,887	24,695,487
Cheniere Energy, Inc., 4.63%, 10/15/28		2,529	2,690,148
Chesapeake Energy Corp.
5.50%, 02/01/26(a)		1,644	1,730,310
0.00%, 02/15/26(d)(f)(l)		9,090	1
0.00%, 06/15/26(d)(f)(l)		425	—
0.00%, 08/15/26(d)(f)(l)		623	—
Chevron U.S.A., Inc., 2.34%, 08/12/50		3,671	3,386,668
Colgate Energy Partners III LLC
7.75%, 02/15/26(a)		1,365	1,474,200
5.88%, 07/01/29(a)		843	868,290
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(a)		969	990,803
Devon Energy Corp.
5.85%, 12/15/25		1,567	1,791,679
5.88%, 06/15/28		447	484,137
4.50%, 01/15/30		3,495	3,752,214
4.75%, 05/15/42		3,825	4,428,704
5.00%, 06/15/45		3,575	4,321,179
Diamondback Energy, Inc.
2.88%, 12/01/24		3,478	3,608,125
3.25%, 12/01/26		509	536,804
3.50%, 12/01/29		16,488	17,483,995
3.13%, 03/24/31		13,508	13,922,017
4.40%, 03/24/51		4,868	5,579,751
Enbridge, Inc., 2.90%, 07/15/22		977	986,646
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP
7.60%, 02/01/24	USD	2,846	$ 3,127,795
4.25%, 04/01/24		9,393	9,861,100
4.05%, 03/15/25		2,850	3,019,583
2.90%, 05/15/25		18,413	19,021,261
5.95%, 12/01/25		7,710	8,784,587
5.50%, 06/01/27		2,749	3,135,642
6.50%, 02/01/42		6,240	8,039,196
6.10%, 02/15/42		2,093	2,553,205
5.00%, 05/15/50		14,338	16,498,708
Enterprise Products Operating LLC
3.13%, 07/31/29		19,628	20,843,006
2.80%, 01/31/30		329	343,029
3.30%, 02/15/53		994	988,622
EOG Resources, Inc., 4.15%, 01/15/26		2,005	2,190,175
Frontera Energy Corp., 7.88%, 06/21/28(a)		2,330	2,178,987
Galaxy Pipeline Assets BidCo. Ltd.
2.16%, 03/31/34(a)		2,800	2,744,000
2.63%, 03/31/36(e)		1,875	1,829,883
2.94%, 09/30/40(a)		3,170	3,154,150
Geopark Ltd., 5.50%, 01/17/27(a)		905	870,949
Great Western Petroleum LLC/Great Western Finance Corp., 12.00%, 09/01/25(a)		2,672	2,805,600
Hammerhead Resources, Inc., Series AI, 9.00%, 07/10/22(d)		3,014	3,014,414
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26(e)		800	834,000
Kinder Morgan Energy Partners LP
6.50%, 02/01/37		2,734	3,611,201
6.55%, 09/15/40		1,664	2,234,815
Marathon Petroleum Corp., 5.85%, 12/15/45		1,915	2,417,106
Matador Resources Co., 5.88%, 09/15/26		394	405,820
MC Brazil Downstream Trading S.a.r.l, 7.25%, 06/30/31(a)		3,500	3,481,406
Medco Oak Tree Pte Ltd., 7.38%, 05/14/26(e)		1,505	1,555,869
Medco Platinum Road Pte Ltd., 6.75%, 01/30/25(e)		1,506	1,536,402
MPLX LP
4.88%, 12/01/24		8,663	9,402,782
1.75%, 03/01/26		3,255	3,222,253
NGPL PipeCo LLC
4.88%, 08/15/27(a)		7,707	8,575,240
3.25%, 07/15/31(a)		9,682	9,834,818
Northwest Pipeline LLC, 4.00%, 04/01/27		16,671	18,113,640
Odebrecht Offshore Drilling Finance Ltd., (7.72% Cash or 7.72% PIK), 7.72%, 12/01/26(a)(n)		1	141
Ovintiv Exploration, Inc., 5.63%, 07/01/24		8,943	9,844,285
Puma International Financing SA, 5.13%, 10/06/24(a)		2,888	2,888,000
Rattler Midstream LP, 5.63%, 07/15/25(a)		1,350	1,404,000
Reliance Industries Ltd., 3.67%, 11/30/27(e)		400	428,825
Sabine Pass Liquefaction LLC
5.63%, 04/15/23		6,227	6,512,820
5.75%, 05/15/24		25,601	27,842,287
5.63%, 03/01/25		34,953	38,805,649
5.88%, 06/30/26		22,510	25,825,826
5.00%, 03/15/27		20,935	23,513,682
Shelf Drilling Holdings Ltd., 8.88%, 11/15/24(a)		436	444,720
SK Battery America, Inc., 2.13%, 01/26/26(e)		1,440	1,409,616
SM Energy Co., 10.00%, 01/15/25(a)		6,054	6,663,275
Suncor Energy, Inc., 6.80%, 05/15/38(o)		4,459	6,216,012

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Sunoco LP/Sunoco Finance Corp., 4.50%, 04/30/30(a)	USD	5,895	$ 6,041,874
Tap Rock Resources LLC, 7.00%, 10/01/26(a)		8,393	8,728,720
Texas Eastern Transmission LP, 3.50%, 01/15/28(a)		9,413	10,054,189
Thaioil Treasury Center Co. Ltd.
5.38%, 11/20/48(e)		1,270	1,383,348
3.75%, 06/18/50(e)		2,470	2,201,758
TransCanada PipeLines Ltd.
4.10%, 04/15/30		4,369	4,873,541
4.63%, 03/01/34		2,441	2,865,685
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26		20,169	24,618,938
4.00%, 03/15/28		13,905	15,193,711
4.60%, 03/15/48		3,414	4,126,567
3.95%, 05/15/50		5,137	5,754,354
Venture Global Calcasieu Pass LLC, 3.88%, 11/01/33(a)		2,772	2,912,208
Williams Cos., Inc., Series A, 7.50%, 01/15/31		2,180	2,948,461
			601,612,383
Paper & Forest Products — 0.0%
Georgia-Pacific LLC
7.75%, 11/15/29		1,275	1,781,901
8.88%, 05/15/31		528	816,004
Suzano Austria GmbH
3.75%, 01/15/31		800	811,900
3.13%, 01/15/32		2,360	2,283,300
			5,693,105
Pharmaceuticals — 0.4%
AstraZeneca PLC, 1.38%, 08/06/30		16,539	15,613,826
Bausch Health Americas, Inc.
9.25%, 04/01/26(a)		2,469	2,607,881
8.50%, 01/31/27(a)		2,881	3,025,050
Bausch Health Cos., Inc.
9.00%, 12/15/25(a)		2,506	2,639,269
5.75%, 08/15/27(a)		774	803,412
7.00%, 01/15/28(a)		1,191	1,185,045
4.88%, 06/01/28(a)		1,376	1,403,520
7.25%, 05/30/29(a)		1,231	1,218,690
Eli Lilly & Co., 1.70%, 11/01/49	EUR	3,400	4,239,866
Johnson & Johnson, 3.50%, 01/15/48	USD	2,585	2,963,163
Luye Pharma Group Ltd., 1.50%, 07/09/24(e)(j)		900	904,801
Merck & Co., Inc.
2.45%, 06/24/50		2,945	2,774,414
2.75%, 12/10/51		1,951	1,930,505
Pfizer, Inc.
2.63%, 04/01/30		10,083	10,623,074
1.70%, 05/28/30		5,339	5,229,792
Roche Holdings, Inc., 2.61%, 12/13/51(a)		5,519	5,419,681
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/23		4,400	4,525,307
Sino Biopharmaceutical Ltd., 0.00%, 02/17/25(e)(j)(m)	EUR	924	1,002,531
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28	USD	8,445	9,920,891
2.05%, 03/31/30		7,902	7,738,051
2.00%, 07/09/40	EUR	9,260	11,368,642
Security		Par (000)	Value
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands III BV
4.75%, 05/09/27	USD	1,175	$ 1,168,244
5.13%, 05/09/29		1,560	1,529,284
			99,834,939
Professional Services — 0.1%
IHS Markit Ltd., 4.75%, 08/01/28		10,000	11,587,500
JSM Global S.a.r.l, 4.75%, 10/20/30(a)		2,640	2,424,345
			14,011,845
Real Estate Management & Development — 0.5%
Agile Group Holdings Ltd.
7.88%(e)(k)		588	276,176
5.75%, 01/02/25(e)		1,478	945,920
6.05%, 10/13/25(e)		1,179	698,557
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(a)		3,135	3,084,056
Arabian Centres Sukuk Ltd., 5.38%, 11/26/24(e)		1,736	1,729,815
Central China Real Estate Ltd.
7.25%, 04/24/23(e)		200	138,500
7.65%, 08/27/23(e)		897	589,777
7.90%, 11/07/23(e)		230	150,650
7.25%, 08/13/24(e)		286	177,231
CFLD Cayman Investment Ltd.
6.90%, 01/13/23(e)(f)(l)		650	176,028
8.60%, 04/08/24(e)(f)(l)		319	86,290
China Aoyuan Group Ltd.
8.50%, 01/23/22(e)		747	156,637
6.35%, 02/08/24(e)		1,300	253,500
5.98%, 08/18/25(e)		500	94,844
6.20%, 03/24/26(e)		4,461	848,482
China Evergrande Group
8.25%, 03/23/22(e)(f)(l)		1,960	356,842
9.50%, 04/11/22(e)(f)(l)		1,993	306,175
11.50%, 01/22/23(e)(f)(l)		2,077	311,290
10.00%, 04/11/23(e)(f)(l)		600	90,113
7.50%, 06/28/23(e)(f)(l)		400	59,950
12.00%, 01/22/24(e)(f)(l)		900	134,606
10.50%, 04/11/24(e)(f)(l)		200	29,913
China SCE Group Holdings Ltd.
7.25%, 04/19/23(e)		1,200	1,056,000
7.38%, 04/09/24(e)		1,187	1,004,558
5.95%, 09/29/24(e)		1,186	981,415
7.00%, 05/02/25(e)		1,178	951,235
CIFI Holdings Group Co. Ltd.
6.45%, 11/07/24(e)		200	197,438
6.00%, 07/16/25(e)		592	577,970
5.95%, 10/20/25(e)		800	776,000
5.25%, 05/13/26(e)		305	287,859
4.45%, 08/17/26(e)		1,483	1,378,727
Country Garden Holdings Co. Ltd.
5.40%, 05/27/25(e)		1,265	1,195,425
2.70%, 07/12/26(e)		695	592,487
DaFa Properties Group Ltd., 9.95%, 01/18/22(e)		990	900,801
Dexin China Holdings Co. Ltd.
11.88%, 04/23/22(e)		270	211,579
9.95%, 12/03/22(e)		800	561,150
Fantasia Holdings Group Co. Ltd.
11.75%, 04/17/22(e)(f)(l)		2,430	558,900
7.95%, 07/05/22(e)(f)(l)		530	121,900
12.25%, 10/18/22(e)(f)(l)		200	46,000
10.88%, 01/09/23(e)(f)(l)		2,657	611,110
11.88%, 06/01/23(e)(f)(l)		1,093	251,048

2021

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Real Estate Management & Development (continued)
Fantasia Holdings Group Co. Ltd.
9.25%, 07/28/23(e)(f)(l)	USD	1,653	$ 379,673
9.88%, 10/19/23(e)(f)(l)		700	160,781
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(a)		4,330	4,516,623
Forestar Group, Inc.
3.85%, 05/15/26(a)		1,482	1,485,705
5.00%, 03/01/28(a)		3,502	3,593,927
Fuqing Investment Management Ltd., 3.25%, 06/23/25(e)		2,140	2,018,020
Global Prime Capital Pte Ltd., 5.95%, 01/23/25(e)		1,511	1,533,665
Greenland Global Investment Ltd.
6.13%, 04/22/23(e)		455	357,175
6.75%, 09/26/23(e)		325	272,858
Haimen Zhongnan Investment Development International Co. Ltd.
12.00%, 06/08/22(e)		385	134,389
10.88%, 06/18/22(e)		695	243,033
Hopson Development Holdings Ltd., 7.00%, 05/18/24(e)		2,216	2,122,928
Howard Hughes Corp., 5.38%, 08/01/28(a)		4,396	4,681,938
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28		2,681	2,651,792
Jingrui Holdings Ltd., 12.00%, 07/25/22(e)		800	441,490
Kaisa Group Holdings Ltd.
11.95%, 10/22/22(e)		900	247,680
11.50%, 01/30/23(e)		1,161	300,264
10.88%, 07/23/23(e)		1,321	341,231
9.75%, 09/28/23(e)		1,191	308,395
11.95%, 11/12/23(e)(f)(l)		1,914	498,597
9.38%, 06/30/24(e)		2,890	752,845
11.25%, 04/16/25(e)		671	176,054
11.70%, 11/11/25(e)(f)(l)		600	157,800
KWG Group Holdings Ltd.
7.88%, 09/01/23(e)		286	216,877
7.40%, 03/05/24(e)		598	444,015
5.88%, 11/10/24(e)		1,879	1,362,275
5.95%, 08/10/25(e)		614	438,818
Logan Group Co. Ltd.
5.75%, 01/14/25(e)		436	416,947
5.25%, 10/19/25(e)		455	420,875
4.50%, 01/13/28(e)		3,775	3,377,445
MAF Global Securities Ltd., 4.75%, 05/07/24(e)		1,073	1,143,818
Modern Land China Co. Ltd.
11.50%, 11/13/22(e)(f)(l)		593	106,555
9.80%, 04/11/23(e)(f)(l)		1,544	277,438
11.95%, 03/04/24(e)(f)(l)		450	80,859
New Metro Global Ltd.
6.80%, 08/05/23(e)		1,717	1,579,640
4.80%, 12/15/24(e)		335	300,662
4.50%, 05/02/26(e)		1,499	1,273,494
NWD MTN Ltd., 4.13%, 07/18/29(e)		1,200	1,209,600
Powerlong Real Estate Holdings Ltd.
7.13%, 11/08/22(e)		620	567,300
6.95%, 07/23/23(e)		200	178,500
6.25%, 08/10/24(e)		672	572,880
Radiance Capital Investments Ltd., 8.80%, 09/17/23(e)		297	270,511
Realogy Group LLC/Realogy Co-Issuer Corp., 9.38%, 04/01/27(a)		410	442,800
Security		Par (000)	Value
Real Estate Management & Development (continued)
Redco Properties Group Ltd., 9.90%, 02/17/24(e)	USD	297	$ 145,122
Redsun Properties Group Ltd.
10.50%, 10/03/22(e)		600	336,000
9.70%, 04/16/23(e)		1,771	803,381
7.30%, 01/13/25(e)		2,082	875,481
RKPF Overseas 2019 A Ltd.
5.90%, 03/05/25(e)		1,184	1,136,270
6.00%, 09/04/25(e)		595	571,014
RKPF Overseas 2020 A Ltd.
5.20%, 01/12/26(e)		1,780	1,653,264
5.13%, 07/26/26(e)		1,600	1,480,000
Ronshine China Holdings Ltd.
8.75%, 10/25/22(e)		730	299,300
8.95%, 01/22/23(e)		2,020	757,500
8.10%, 06/09/23(e)		1,030	370,800
7.35%, 12/15/23(e)		866	324,750
6.75%, 08/05/24(e)		200	72,000
7.10%, 01/25/25(e)		2,283	856,125
Scenery Journey Ltd.
11.50%, 10/24/22(e)(f)(l)		1,475	190,644
13.00%, 11/06/22(e)(f)(l)		2,356	305,249
12.00%, 10/24/23(e)(f)(l)		1,761	224,528
Seazen Group Ltd.
6.45%, 06/11/22(e)		1,586	1,482,910
6.00%, 08/12/24(e)		1,190	1,008,525
Shimao Group Holdings Ltd.
5.60%, 07/15/26(e)		200	124,500
4.60%, 07/13/30(e)		1,263	731,214
3.45%, 01/11/31(e)		1,249	710,369
Shui On Development Holding Ltd.
5.75%, 11/12/23(e)		300	293,906
6.15%, 08/24/24(e)		895	877,100
5.50%, 03/03/25(e)		2,478	2,378,106
Sinic Holdings Group Co. Ltd., 10.50%, 06/18/22(e)(f)(l)		1,040	41,496
Sunac China Holdings Ltd.
7.95%, 10/11/23(e)		693	443,520
7.50%, 02/01/24(e)		987	621,810
6.65%, 08/03/24(e)		1,189	760,960
6.50%, 01/10/25(e)		2,089	1,315,417
7.00%, 07/09/25(e)		1,233	776,405
Theta Capital Pte Ltd.
8.13%, 01/22/25(e)		1,507	1,585,647
6.75%, 10/31/26(e)		200	200,500
Times China Holdings Ltd.
5.75%, 04/26/22(e)		300	241,575
6.75%, 07/08/25(e)		1,925	1,308,398
5.75%, 01/14/27(e)		1,997	1,347,351
Wanda Group Overseas Ltd.
7.50%, 07/24/22(e)		840	785,400
8.88%, 03/21/23(e)		1,030	903,825
Wanda Properties International Co. Ltd., 7.25%, 01/29/24(e)		566	534,191
Wanda Properties Overseas Ltd., 6.88%, 07/23/23(e)		200	190,500
Yango Justice International Ltd.
10.25%, 09/15/22		1,155	299,939
9.25%, 04/15/23(e)		600	152,760
8.25%, 11/25/23(e)		1,700	441,469
7.50%, 04/15/24(e)		1,482	394,879

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Real Estate Management & Development (continued)
Yanlord Land HK Co. Ltd.
6.75%, 04/23/23(e)	USD	200	$ 201,938
6.80%, 02/27/24(e)		680	685,100
5.13%, 05/20/26(e)		671	649,192
Yuzhou Group Holdings Co. Ltd.
7.70%, 02/20/25(e)		1,084	308,940
8.30%, 05/27/25(e)		818	233,130
7.38%, 01/13/26(e)		673	185,075
6.35%, 01/13/27(e)		1,800	494,437
Yuzhou Properties Co. Ltd.
6.00%, 10/25/23(e)		620	201,500
8.50%, 02/26/24(e)		1,389	406,282
8.38%, 10/30/24(e)		1,700	552,500
Zhenro Properties Group Ltd.
9.15%, 05/06/23(e)		610	427,000
8.30%, 09/15/23(e)		200	137,000
8.35%, 03/10/24(e)		560	383,600
7.88%, 04/14/24(e)		1,780	1,165,900
7.10%, 09/10/24(e)		863	565,265
6.63%, 01/07/26(e)		1,017	653,422
			102,619,507
Road & Rail — 0.7%
Burlington Northern Santa Fe LLC
5.75%, 05/01/40		4,135	5,739,645
3.30%, 09/15/51		13,073	14,192,250
2.88%, 06/15/52		1,218	1,218,234
Canadian Pacific Railway Co., 2.05%, 03/05/30		3,992	3,934,531
CSX Corp.
4.30%, 03/01/48		5,959	7,273,710
4.75%, 11/15/48		379	487,644
3.35%, 09/15/49		2,236	2,361,884
4.25%, 11/01/66		3,597	4,395,515
Norfolk Southern Corp.
3.65%, 08/01/25		3,515	3,757,166
2.90%, 06/15/26		6,045	6,377,105
3.40%, 11/01/49		1,244	1,333,746
3.05%, 05/15/50		4,801	4,890,264
4.05%, 08/15/52		6,058	7,280,824
Penske Truck Leasing Co. LP/PTL Finance Corp.
4.25%, 01/17/23(a)		2,565	2,651,650
3.95%, 03/10/25(a)		2,210	2,354,875
4.00%, 07/15/25(a)		6,435	6,906,707
1.20%, 11/15/25(a)		6,444	6,278,301
4.45%, 01/29/26(a)		280	307,202
1.70%, 06/15/26(a)		9,334	9,226,554
Ryder System, Inc.
2.50%, 09/01/22		120	121,306
2.50%, 09/01/24		1,829	1,881,465
4.63%, 06/01/25		17,920	19,663,286
Union Pacific Corp.
3.25%, 08/15/25		4,144	4,397,863
2.75%, 03/01/26		4,737	4,962,557
3.84%, 03/20/60		10,971	12,916,682
2.97%, 09/16/62		7,923	7,832,339
3.75%, 02/05/70		2,520	2,854,792
Union Pacific Railroad Co. Pass-Through Trust, Series 2014-1, 3.23%, 05/14/26		2,471	2,604,859
			148,202,956
Semiconductors & Semiconductor Equipment — 1.1%
Analog Devices, Inc.
2.10%, 10/01/31		3,352	3,358,949
Security		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Analog Devices, Inc.
2.80%, 10/01/41	USD	2,385	$ 2,412,281
2.95%, 10/01/51		3,988	4,095,378
Applied Materials, Inc., 2.75%, 06/01/50		2,671	2,674,818
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27		10,184	11,042,425
Broadcom, Inc.
4.11%, 09/15/28		4,360	4,779,869
4.75%, 04/15/29		8,666	9,864,518
5.00%, 04/15/30		5,430	6,321,737
2.45%, 02/15/31(a)		3,438	3,371,004
4.30%, 11/15/32		3,746	4,209,665
3.42%, 04/15/33(a)		21,345	22,376,006
3.47%, 04/15/34(a)		15,397	16,115,572
Intel Corp.
3.73%, 12/08/47		9,559	10,887,705
4.75%, 03/25/50		3,913	5,210,875
3.20%, 08/12/61		2,968	3,039,417
KLA Corp.
4.10%, 03/15/29		9,367	10,573,292
5.00%, 03/15/49		2,768	3,688,657
3.30%, 03/01/50		11,466	12,250,994
Lam Research Corp.
3.75%, 03/15/26		7,638	8,314,345
4.88%, 03/15/49		4,318	5,861,216
2.88%, 06/15/50		5,283	5,263,967
Micron Technology, Inc., 2.70%, 04/15/32		3,573	3,577,037
NVIDIA Corp.
1.55%, 06/15/28		20,272	20,110,188
3.50%, 04/01/50		6,241	7,114,567
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.
4.30%, 06/18/29(a)		16,413	18,370,250
3.40%, 05/01/30(a)		15,918	16,950,680
2.50%, 05/11/31(a)		13,498	13,497,730
3.25%, 11/30/51(a)		2,658	2,644,378
QUALCOMM, Inc.
4.80%, 05/20/45		7,444	9,862,651
4.30%, 05/20/47		7,139	8,939,354
Rohm Co. Ltd., 0.00%, 12/05/24(e)(j)(m)	JPY	30,000	281,666
			257,061,191
Software — 1.1%
Activision Blizzard, Inc., 1.35%, 09/15/30	USD	4,974	4,587,900
Autodesk, Inc., 3.50%, 06/15/27		15,118	16,244,993
Avaya Holdings Corp., 2.25%, 06/15/23(j)		500	526,750
Broadridge Financial Solutions, Inc., 3.40%, 06/27/26		3,949	4,199,545
Citrix Systems, Inc., 4.50%, 12/01/27		9,909	10,756,453
Consensus Cloud Solutions, Inc.
6.00%, 10/15/26(a)		952	990,175
6.50%, 10/15/28(a)		425	444,125
Electronic Arts, Inc., 1.85%, 02/15/31		9,295	8,908,772
LogMeIn, Inc., 5.50%, 09/01/27(a)		10,000	10,120,000
Microsoft Corp., 2.92%, 03/17/52		19,992	21,225,881
Oracle Corp.
3.90%, 05/15/35		11,460	12,274,149
3.85%, 07/15/36		6,365	6,723,602
3.80%, 11/15/37		8,118	8,475,827
6.13%, 07/08/39		3,476	4,607,214
3.60%, 04/01/40		18,895	18,948,938
3.65%, 03/25/41(i)		29,736	30,067,065
4.13%, 05/15/45		6,334	6,681,980
4.00%, 07/15/46		6,377	6,618,829

2021

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software (continued)
Oracle Corp.
4.00%, 11/15/47	USD	12,066	$ 12,527,452
3.60%, 04/01/50		15,434	15,112,030
Playtika Holding Corp., 4.25%, 03/15/29(a)		972	952,560
salesforce.com, Inc., 3.05%, 07/15/61		8,407	8,646,368
ServiceNow, Inc., 1.40%, 09/01/30		13,747	12,795,775
VMware, Inc.
1.80%, 08/15/28		3,606	3,509,194
2.20%, 08/15/31		14,881	14,616,045
			240,561,622
Specialty Retail — 0.4%
China Grand Automotive Services Ltd., 8.63%, 04/08/22(e)		1,010	656,185
Home Depot, Inc.
2.95%, 06/15/29		5,157	5,493,892
4.25%, 04/01/46		4,490	5,587,989
4.50%, 12/06/48		6,535	8,449,092
Li & Fung Ltd., 4.38%, 10/04/24(e)		1,250	1,272,891
Lowe’s Cos., Inc.
4.00%, 04/15/25		27,552	29,795,186
1.70%, 09/15/28		8,411	8,241,618
3.65%, 04/05/29		9,190	10,074,846
2.80%, 09/15/41		8,435	8,229,884
Party City Holdings, Inc., 8.75%, 02/15/26(a)		900	929,250
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/29(a)		1,000	1,086,250
SRS Distribution, Inc., 4.63%, 07/01/28(a)		859	862,221
Staples, Inc., 7.50%, 04/15/26(a)		1,750	1,798,125
			82,477,429
Technology Hardware, Storage & Peripherals — 0.3%
Apple Inc.
3.85%, 05/04/43		7,698	9,064,988
2.55%, 08/20/60		6,900	6,479,823
2.80%, 02/08/61		9,649	9,580,787
CA Magnum Holdings, 5.38%, 10/31/26(e)		1,775	1,834,995
Dell International LLC/EMC Corp.
6.02%, 06/15/26		2,932	3,388,957
4.90%, 10/01/26		9,113	10,264,185
8.35%, 07/15/46		552	917,704
3.45%, 12/15/51(a)		3,341	3,207,709
HP, Inc., 6.00%, 09/15/41		3,064	4,071,942
Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 09/15/26(a)		1,000	1,010,000
SK Hynix, Inc., 2.38%, 01/19/31(e)		1,640	1,579,320
Western Digital Corp.
1.50%, 02/01/24(j)		10,000	10,093,750
2.85%, 02/01/29		1,835	1,852,671
Xerox Holdings Corp., 5.00%, 08/15/25(a)		8,000	8,480,000
Xiaomi Best Time International Ltd., 0.00%, 12/17/27(e)(j)(m)		300	288,150
			72,114,981
Textiles, Apparel & Luxury Goods — 0.0%
William Carter Co., 5.63%, 03/15/27(a)		1,149	1,187,779
Tobacco — 0.3%
Altria Group, Inc.
3.40%, 05/06/30		4,962	5,133,859
3.13%, 06/15/31	EUR	12,780	16,152,134
5.80%, 02/14/39	USD	9,650	11,599,122
3.40%, 02/04/41		3,201	2,952,718
BAT Capital Corp.
3.22%, 09/06/26		6,146	6,395,772
Security		Par (000)	Value
Tobacco (continued)
BAT Capital Corp.
2.73%, 03/25/31	USD	7,833	$ 7,601,311
5.28%, 04/02/50		2,455	2,777,106
Philip Morris International, Inc., 1.45%, 08/01/39	EUR	10,050	10,567,396
Reynolds American, Inc., 5.85%, 08/15/45	USD	6,970	8,468,841
			71,648,259
Trading Companies & Distributors — 0.1%
Air Lease Corp., 1.88%, 08/15/26		13,416	13,193,929
American Builders & Contractors Supply Co., Inc., 4.00%, 01/15/28(a)		1,435	1,468,335
Herc Holdings, Inc., 5.50%, 07/15/27(a)		2,137	2,222,480
			16,884,744
Transportation Infrastructure — 0.0%
Delhi International Airport Ltd., 6.13%, 10/31/26(e)		300	307,275
Rumo Luxembourg S.a.r.l, 5.88%, 01/18/25(a)		728	747,702
			1,054,977
Wireless Telecommunication Services — 0.4%
Bharti Airtel Ltd., 3.25%, 06/03/31(e)		1,922	1,948,850
Digicel Group 0.5 Ltd., (5.00% Cash and 3.00% PIK or 8.00% PIK), 8.00%, 04/01/25(a)(n)		1,069	989,256
Digicel Ltd., 6.75%, 03/01/23(a)		233	224,845
Kenbourne Invest SA
6.88%, 11/26/24(a)		3,075	3,209,147
4.70%, 01/22/28(a)		1,260	1,229,130
Millicom International Cellular SA
6.63%, 10/15/26(a)		990	1,032,570
4.50%, 04/27/31(a)		2,825	2,843,186
T-Mobile U.S.A., Inc.
3.75%, 04/15/27		13,083	14,167,584
3.88%, 04/15/30		41,638	45,541,707
2.55%, 02/15/31		2,455	2,442,662
3.40%, 10/15/52(a)		5,900	5,872,780
Vodafone Group PLC, 5.25%, 05/30/48		9,032	11,764,138
			91,265,855
Total Corporate Bonds — 32.1% (Cost: $7,216,130,071)			7,250,409,008
Floating Rate Loan Interests(c)
Aerospace & Defense — 0.0%
Cobham Ultra U.S. Co-Borrower LLC, Term Loan, 11/17/28(p)		1,953	1,945,071
Air Freight & Logistics — 0.0%
XPO Logistics, Inc., Refinancing Term Loan (2018), (1 mo. LIBOR US + 1.75%, 0.00% Floor), 1.85%, 02/23/25		6,661	6,626,577
Airlines — 0.1%
Allegiant Travel Co., Replacement Term Loan, (3 mo. LIBOR US + 3.00%, 0.00% Floor), 3.16%, 02/05/24		11,836	11,750,376
Kestrel Bidco, Inc., Term Loan, (3 mo. LIBOR US + 3.00%, 1.00% Floor), 4.00%, 12/11/26		14,472	14,009,580
			25,759,956

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Beverages — 0.0%
City Brewing Co. LLC, Closing Date Term Loan (First Lien), (3 mo. LIBOR US + 3.50%, 0.75% Floor), 4.25%, 04/05/28	USD	2,164	$ 2,043,672
Triton Water Holdings, Inc., Initial Term Loan (First Lien), (3 mo. LIBOR US + 3.50%, 0.50% Floor), 4.00%, 03/31/28		2,288	2,260,467
			4,304,139
Biotechnology — 0.0%
Grifols Worldwide Operations Ltd., Dollar Tranche B Term Loan, (1 mo. LIBOR US + 2.00%, 0.00% Floor), 2.10%, 11/15/27		6,717	6,616,608
Building Products — 0.1%
Cornerstone Building Brands, Inc., Tranche B Term Loan, (1 mo. LIBOR US + 3.25%, 0.50% Floor), 3.75%, 04/12/28		2,306	2,297,193
CP Iris Holdco I, Inc., Initial Term Loan (First Lien), (1 mo. LIBOR US + 3.75%, 0.50% Floor), 4.25%, 10/05/28(d)		840	837,853
JELD-WEN, Inc., Replacement Term Loan, (1 mo. LIBOR US + 2.25%, 0.00% Floor), 2.35%, 07/31/28		4,504	4,498,735
TAMKO Building Products LLC
Initial Term Loan, (1 mo. LIBOR US + 3.00%, 0.00% Floor), 3.10%, 05/31/26		1,832	1,818,931
Initial Term Loan, (2 mo. LIBOR US + 3.00%, 0.00% Floor), 3.14%, 05/31/26		1,886	1,872,182
Zurn LLC (Zurn Holdings, Inc.), Term B Loan (First Lien), (1 mo. LIBOR US + 2.25%, 0.50% Floor), 2.75%, 10/04/28		876	875,728
			12,200,622
Chemicals — 0.1%
Aruba Investments Holdings LLC, Initial Dollar Term Loan (First Lien), (3 mo. LIBOR US + 4.00%, 0.75% Floor), 4.75%, 11/24/27		2,500	2,499,735
Flexsys Holdings, Inc., Initial Term Loan (First Lien), (3 mo. LIBOR US + 5.25%, 0.75% Floor), 6.00%, 11/01/28(d)		2,312	2,317,780
LSF11 A5 Holdco LLC, Term Loan, (3 mo. LIBOR US + 3.75%, 0.50% Floor), 4.25%, 10/13/28		9,431	9,415,250
SCIH Salt Holdings, Inc., Incremental Term B-1 Loan (First Lien), (3 mo. LIBOR US + 4.00%, 0.75% Floor), 4.75%, 03/16/27		5,168	5,112,027
			19,344,792
Commercial Services & Supplies — 0.1%
621 17th Street Operating Co. LLC (633 17th Street Operating Co. LLC), Loan, (1 mo. LIBOR US + 6.94%, 0.00% Floor), 7.03%, 11/15/22(d)		7,082	6,551,176
AEA International Holdings (Luxembourg) S.a.r.l., Initial Term Loan (First Lien), (3 mo. LIBOR US + 3.75%, 0.50% Floor), 4.25%, 09/07/28		3,806	3,805,900
Allied Universal Holdco LLC (FKA USAGM Holdco LLC), Initial U.S. Dollar Term Loan, (3 mo. LIBOR US + 3.75%, 0.50% Floor), 4.25%, 05/14/28		3,777	3,760,032
Digital Room Holdings, Inc., Term Loan, 12/15/28(p)		3,178	3,151,178
DS Parent, Inc., Term B Loan, 12/10/28(d)(p)		5,116	4,975,310
Security		Par (000)	Value
Commercial Services & Supplies (continued)
KAR Auction Services, Inc., Tranche B-6 Term Loan, (1 mo. LIBOR US + 2.25%, 0.00% Floor), 2.38%, 09/19/26(d)	USD	1,056	$ 1,037,354
MIP V Waste LLC, Initial Term Loan, 12/10/28(p)		2,698	2,687,882
Signal Parent, Inc., Initial Term Loan, (1 mo. LIBOR US + 3.50%, 0.75% Floor), 4.25%, 04/01/28		3,428	3,324,942
			29,293,774
Construction & Engineering — 0.0%
PLH Infrastructure Services, Inc., Term Loan, (3 mo. LIBOR US + 6.00%, 0.00% Floor), 6.15%, 08/07/23(d)		2,312	2,283,451
Construction Materials — 0.1%
Advanced Drainage Systems, Inc., Initial Term Loan, (1 mo. LIBOR US + 2.25%, 0.00% Floor), 2.38%, 09/24/26		742	742,446
Quikrete Holdings, Inc., B-1 Fourth Amendment Loan (First Lien), 06/11/28(p)		5,620	5,604,376
White Cap Buyer LLC, Initial Closing Date Term Loan, (1 mo. LIBOR US + 4.00%, 0.50% Floor), 4.50%, 10/19/27		8,101	8,102,061
			14,448,883
Consumer Finance — 0.0%
Crédito Real SAB de CV, SOFOM, ENR (Marevalley Corp.), Tranche A Loan, (3 mo. LIBOR US + 3.75%, 0.00% Floor), 3.91%, 02/21/23(d)		571	494,909
Containers & Packaging — 0.0%
Valcour Packaging LLC, Initial Term Loan (First Lien), (3 mo. LIBOR US + 3.75%, 0.50% Floor), 4.25%, 09/30/28(d)		2,051	2,048,436
Diversified Financial Services — 0.2%
BSREP II Houston Office 1HC Owner LLC, Mezzanine Loan, (1 mo. LIBOR US + 2.10%, 0.00% Floor), 2.19%, 01/09/23(d)		11,059	11,075,344
Flutter Entertainment PLC, USD Term Loan, (3 mo. LIBOR US + 2.25%, 0.00% Floor), 2.47%, 07/21/26		13,009	12,953,935
Intelsat Jackson Holdings SA
Term Loan (DIP), (3 mo. LIBOR US + 4.75%, 1.00% Floor), 5.75%, 07/13/22		3,054	3,049,469
Tranche B-3 Term Loan, (1 mo. PRIME US + 4.75%, 1.00% Floor), 8.00%, 11/27/23		1,275	1,271,277
Tranche B-4 Term Loan, (1 mo. PRIME US + 5.50%, 1.00% Floor), 8.75%, 01/02/24		1,458	1,454,450
PECO-PD III Borrower LP, Revolving Credit Facility, (3 mo. LIBOR US + 2.15%, 0.00% Floor), 2.24%, 11/20/24(d)		11,020	11,020,046
Woof Holdings, Inc., Initial Term Loan (First Lien), (3 mo. LIBOR US + 3.75%, 0.75% Floor), 4.50%, 12/21/27		1,874	1,873,840
			42,698,361
Diversified Telecommunication Services — 0.1%
Cablevision Lightpath LLC, Initial Term Loan, (1 mo. LIBOR US + 3.25%, 0.50% Floor), 3.75%, 12/01/27		1,211	1,207,743
Connect Finco S.a.r.l., Amendment No. 1 Refinancing Term Loan, (1 mo. LIBOR US + 3.50%, 1.00% Floor), 4.50%, 12/12/26		2,491	2,489,293

2021

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Frontier Communications Corp., Term Loan B, (3 mo. LIBOR US + 3.75%, 0.75% Floor), 4.50%, 10/08/27	USD	7,074	$ 7,059,852
MetroNet Systems Holdings LLC, 2021 Term Loan (First Lien), (1 mo. LIBOR US + 3.75%, 0.75% Floor), 4.50%, 06/02/28		2,790	2,787,738
			13,544,626
Electronic Equipment, Instruments & Components — 0.0%
Robertshaw U.S. Holding Corp. (FKA Fox U.S. Bidco Corp.), Initial Term Loan (Second Lien), (3 mo. LIBOR US + 8.00%, 1.00% Floor), 9.00%, 02/28/26(d)		1,795	1,400,100
Entertainment — 0.0%
Entain plc, Facility B (USD), (3 mo. LIBOR US + 2.50%, 0.50% Floor), 3.00%, 03/16/27		5,071	5,052,773
Food Products — 0.0%
JBS U.S.A. Lux SA (FKA JBS U.S.A. LLC), New Term Loan, (1 mo. LIBOR US + 2.00%, 0.00% Floor), 2.10%, 05/01/26		3,299	3,290,431
Shearer’s Foods LLC, Refinancing Term Loan (First Lien), (1 mo. LIBOR US + 3.50%, 0.75% Floor), 4.25%, 09/23/27		980	975,677
Sovos Brands Intermediate, Inc., Initial Term Loan (First Lien), (3 mo. LIBOR US + 3.75%, 0.75% Floor), 4.50%, 06/08/28		826	824,600
			5,090,708
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP, Initial Dollar Term Loan, (1 mo. LIBOR US + 3.25%, 0.50% Floor), 3.75%, 10/21/28		20,877	20,867,814
Health Care Providers & Services — 0.0%
Change Healthcare Holdings LLC, Closing Date Term Loan, (1 mo. LIBOR US + 2.50%, 1.00% Floor), 3.50%, 03/01/24		1,970	1,968,177
Medical Solutions Holdings, Inc., Initial Term Loan (Second Lien), (3 mo. LIBOR US + 7.00%, 0.50% Floor), 7.50%, 11/01/29		1,587	1,565,845
Select Medical Corp., Tranche B Term Loan, (1 mo. LIBOR US + 2.25%, 0.00% Floor), 2.36%, 03/06/25		1,124	1,115,484
			4,649,506
Health Care Technology — 0.0%
athenahealth, Inc., Term B-1 Loan (First Lien), (3 mo. LIBOR US + 4.25%, 0.00% Floor), 4.40%, 02/11/26		838	836,832
Hotels, Restaurants & Leisure — 0.7%
Aimbridge Acquisition Co., Inc.
2021 Term Loan (First Lien), (1 mo. LIBOR US + 4.75%, 0.75% Floor), 5.50%, 02/01/26(d)		2,026	2,011,230
Initial Term Loan (2019) (First Lien), (1 mo. LIBOR US + 3.75%, 0.00% Floor), 3.85%, 02/01/26		3,864	3,772,426
Bally’s Corp., Term B Facility Loan, (3 mo. LIBOR US + 3.25%, 0.50% Floor), 3.75%, 10/01/28		16,046	16,039,261
Caesars Resort Collection LLC, Term B-1 Loan, (1 mo. LIBOR US + 3.50%, 0.00% Floor), 3.60%, 07/20/25		2,175	2,174,919
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
DuPont Hotel Project Owner LLC, Loan, (1 mo. LIBOR US + 2.50%, 1.00% Floor), 2.50%, 04/01/24(d)	USD	12,322	$ 11,398,118
ECL Entertainment LLC, Term B Loan, (1 mo. LIBOR US + 7.50%, 0.75% Floor), 8.25%, 04/30/28		5,252	5,330,384
Enterprise Development Authority, Term B Loan, (1 mo. LIBOR US + 4.25%, 0.75% Floor), 5.00%, 02/01/28		3,460	3,452,990
Golden Nugget, Inc., Initial B Term Loan, (3 mo. LIBOR US + 2.50%, 0.75% Floor), 3.25%, 10/04/23		6,421	6,375,411
Herschend Entertainment Co. LLC, Initial Term Loan (2021), (1 mo. LIBOR US + 3.75%, 0.50% Floor), 4.25%, 08/27/28		1,920	1,914,580
Hilton Grand Vacations Borrower LLC, Initial Term Loan, (1 mo. LIBOR US + 3.00%, 0.50% Floor), 3.50%, 08/02/28		6,779	6,784,094
HLP Hotel LLC, Term Loan, (1 mo. LIBOR US + 3.43%, 1.00% Floor), 3.52%, 09/09/26(d)		12,200	12,139,000
HRNI Holdings LLC (FKA Spectacle Gary Holdings LLC), Term B Loan, 12/10/28(p)		20,543	20,525,949
Jack Ohio Finance LLC, Initial Term Loan, (1 mo. LIBOR US + 4.75%, 0.75% Floor), 5.50%, 10/04/28		3,037	3,027,525
Maverick Gaming LLC, Term B Facility Loan, (3 mo. LIBOR US + 7.50%, 1.00% Floor), 8.50%, 08/19/26		2,818	2,821,460
Mensa II Austin Hotel LP, Promissory Note A-3, (1 mo. LIBOR US + 3.48%, 0.25% Floor), 3.73%, 06/01/24(d)		14,460	14,460,000
PCI Gaming Authority, Term B Facility Loan, (1 mo. LIBOR US + 2.50%, 0.00% Floor), 2.60%, 05/31/26		6,077	6,045,332
Raptor Acquisition Corp., Term B Loan (First Lien), (3 mo. LIBOR US + 4.00%, 0.75% Floor), 4.75%, 11/01/26		823	824,547
SeaWorld Parks & Entertainment, Inc., Term B Loan, (1 mo. LIBOR US + 3.00%, 0.50% Floor), 3.50%, 08/25/28		21,479	21,371,772
Sodalite Tahoe Hotel LLC, Term Loan, 10/25/24(d)(p)		6,570	6,570,290
The Vinoy St. Petersburg, Note A, (1 mo. LIBOR US + 2.55%, 0.50% Floor), 3.05%, 06/07/24(d)		13,496	13,428,147
			160,467,435
Household Durables — 0.0%
ACProducts Holdings, Inc., Initial Term Loan, (3 mo. LIBOR US + 4.25%, 0.50% Floor), 4.75%, 05/17/28		4,630	4,560,289
MI Windows and Doors LLC, Initial Term Loan, (1 mo. LIBOR US + 3.75%, 0.75% Floor), 4.50%, 12/18/27		3,128	3,139,162
			7,699,451
Household Products — 0.0%
Conair Holdings LLC, Initial Term Loan (First Lien), (3 mo. LIBOR US + 3.75%, 0.50% Floor), 4.25%, 05/17/28		1,245	1,244,208

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Household Products (continued)
Kronos Acquisition Holdings, Inc., Initial Loan, 12/22/26(p)	USD	1,688	$ 1,672,183
SWF Holdings I Corp., Initial Term Loan (First Lien), (1 mo. LIBOR US + 4.00%, 0.75% Floor), 4.75%, 10/06/28		1,991	1,971,090
			4,887,481
Independent Power and Renewable Electricity Producers — 0.0%
Green Plains Operating Co. LLC, Loan, (3 mo. LIBOR US + 8.00%, 0.00% Floor), 8.12%, 07/20/26(d)		6,407	6,407,000
WIN Waste Innovations Holdings, Inc., Initial Term Loan, (3 mo. LIBOR US + 2.75%, 0.50% Floor), 3.25%, 03/25/28		796	793,811
			7,200,811
Interactive Media & Services — 0.1%
OD Intermediate SUBI Holdco II LLC, Closing Date Advance, (1 mo. FIXED US + 10.00%, 0.00% Floor), 10.00%, 04/01/26(d)		9,670	9,360,293
IT Services — 0.1%
Avaya, Inc.
Tranche B-1 Term Loan, (1 mo. LIBOR US + 4.25%, 0.00% Floor), 4.36%, 12/15/27		1,500	1,502,820
Tranche B-2 Term Loan, (1 mo. LIBOR US + 4.00%, 0.00% Floor), 4.11%, 12/15/27		1,500	1,497,750
Dun & Bradstreet Corp., Initial Term Borrowing, (1 mo. LIBOR US + 3.25%, 0.00% Floor), 3.35%, 02/08/26		1,980	1,970,813
LogMeIn, Inc., Initial Term Loan (First Lien), (1 mo. LIBOR US + 4.75%, 0.00% Floor), 4.86%, 08/31/27		6,667	6,623,263
Peraton Corp.
Term B Loan (First Lien), (1 mo. LIBOR US + 3.75%, 0.75% Floor), 4.50%, 02/01/28		909	908,850
Term B-1 Loan (Second Lien), (1 mo. LIBOR US + 7.75%, 0.75% Floor), 8.50%, 02/01/29		406	410,568
RealPage, Inc., Initial Term Loan (First Lien), (1 mo. LIBOR US + 3.25%, 0.50% Floor), 3.75%, 04/22/28		998	993,919
Sabre GLBL, Inc.
2021 Other Term B-1 Loan, (1 mo. LIBOR US + 3.50%, 0.50% Floor), 4.00%, 12/17/27		750	739,523
2021 Other Term B-2 Loan, (1 mo. LIBOR US + 3.50%, 0.50% Floor), 4.00%, 12/17/27		1,195	1,178,844
Surf Holdings S.a r.l., Dollar Tranche Term Loan (First Lien), (3 mo. LIBOR US + 3.50%, 0.00% Floor), 3.69%, 03/05/27		2,036	2,018,236
			17,844,586
Leisure Products — 0.0%
J & J Ventures Gaming LLC, Initial Term Loan, (1 mo. LIBOR US + 4.00%, 0.75% Floor), 4.75%, 04/26/28(d)		4,396	4,395,983
Leslie’s Poolmart, Inc., Initial Term Loan, 03/09/28(p)		1,186	1,180,504
OVG Business Services LLC, Initial Term Loan, (3 mo. LIBOR US + 6.25%, 1.00% Floor), 7.25%, 11/20/28		3,086	3,039,710
			8,616,197
Security		Par (000)	Value
Machinery — 0.0%
ASP Blade Holdings, Inc., Initial Term Loan, (1 mo. LIBOR US + 4.00%, 0.50% Floor), 4.50%, 10/15/28	USD	2,735	$ 2,732,730
Columbus McKinnon Corp., Initial Term Loan, (6 mo. LIBOR US + 2.75%, 0.50% Floor), 3.25%, 05/14/28		523	523,244
Gates Global LLC, Initial B-3 Dollar Term Loan, (1 mo. LIBOR US + 2.50%, 0.75% Floor), 3.25%, 03/31/27		794	791,370
Hydrofarm Holdings Group, Inc., Term Loan, (1 mo. LIBOR US + 5.50%, 1.00% Floor), 6.50%, 10/25/28		2,288	2,219,360
			6,266,704
Media — 0.1%
Charter Communications Operating LLC, Term A-4 Loan, (1 mo. LIBOR US + 1.25%, 0.00% Floor), 1.36%, 02/01/25(d)		3,958	3,938,021
CSC Holdings LLC (FKA CSC Holdings, Inc. (Cablevision)), September 2019 Initial Term Loan, (1 mo. LIBOR US + 2.50%, 0.00% Floor), 2.61%, 04/15/27		4,469	4,407,854
DirecTV Financing LLC, Closing Date Term Loan, (3 mo. LIBOR US + 5.00%, 0.75% Floor), 5.75%, 08/02/27		5,118	5,119,674
Gray Television, Inc., Term D Loan, (1 mo. LIBOR US + 3.00%, 0.00% Floor), 3.10%, 12/01/28		6,100	6,064,925
Lamar Media Corp., Term B Loan, (1 mo. LIBOR US + 1.50%, 0.00% Floor), 1.61%, 02/06/27		477	473,593
Univision Communications, Inc.
2021 Replacement Converted First-Lien Term Loan, (1 mo. LIBOR US + 3.25%, 0.75% Floor), 4.00%, 03/24/26		1,990	1,991,871
Term Loan B, 05/21/28(p)		2,000	1,995,000
			23,990,938
Metals & Mining — 0.0%
American Rock Salt Co. LLC, Initial Loan (First Lien), (1 mo. LIBOR US + 4.00%, 0.75% Floor), 4.75%, 06/11/28		1,272	1,266,842
Zekelman Industries, Inc., 2020 Term Loan, (1 mo. LIBOR US + 2.00%, 0.00% Floor), 2.10%, 01/24/27		1,332	1,318,694
			2,585,536
Multiline Retail — 0.0%
Michaels Cos., Inc., Term B Loan, (3 mo. LIBOR US + 4.25%, 0.75% Floor), 5.00%, 04/15/28		1,127	1,116,265
Multi-Utilities — 0.1%
PG&E Corp., Loan, (3 mo. LIBOR US + 3.00%, 0.50% Floor), 3.50%, 01/01/22		10,122	10,000,694
Oil, Gas & Consumable Fuels — 0.1%
Buckeye Partners LP, 2021 Tranche B-1 Term Loan, (1 mo. LIBOR US + 2.25%, 0.00% Floor), 2.35%, 11/01/26		11,433	11,382,594
DT Midstream, Inc., Initial Term Loan, (3 mo. LIBOR US + 2.00%, 0.50% Floor), 2.50%, 06/10/28		4,181	4,186,417

2021

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
ITT Holdings LLC, Initial Term Loan, (1 mo. LIBOR US + 2.75%, 0.50% Floor), 3.25%, 07/08/28	USD	2,073	$ 2,060,368
Southwestern Energy Co., Initial Loan, (3 mo. Term SOFR US + 2.50%, 1.50% Floor), 2.55%, 06/22/27		4,254	4,256,680
			21,886,059
Pharmaceuticals — 0.1%
Bausch Health Cos., Inc., Initial Term Loan, (1 mo. LIBOR US + 3.00%, 0.00% Floor), 3.10%, 06/01/25		5,989	5,957,943
Jazz Pharmaceuticals Public Ltd. Co., Initial Dollar Term Loan, (1 mo. LIBOR US + 3.50%, 0.50% Floor), 4.00%, 05/05/28		7,002	7,024,770
Organon & Co., Dollar Term Loan, (3 mo. LIBOR US + 3.00%, 0.50% Floor), 3.50%, 06/02/28		10,503	10,505,373
			23,488,086
Real Estate Management & Development — 0.2%
BRE Park Avenue Tower Owner LLC, Mezzanine A Loan, (1 mo. LIBOR US + 2.05%, 0.00% Floor), 2.14%, 03/09/24(d)		17,000	16,986,400
HP LQ Investment LP, Term Loan, (3 mo. SOFR US + 3.00%, 0.00% Floor), 3.05%, 12/09/24(d)		9,990	9,989,744
Paradise Plaza Associates LLC, Term Loan, (3 mo. LIBOR US + 3.60%, 0.00% Floor), 3.75%, 12/07/26(d)		12,070	12,070,000
			39,046,144
Road & Rail — 0.0%
Genesee & Wyoming, Inc., Initial Term Loan, (3 mo. LIBOR US + 2.00%, 0.00% Floor), 2.22%, 12/30/26		4,183	4,154,912
Semiconductors & Semiconductor Equipment — 0.1%
Altar Bidco, Inc., Term Loan, 11/17/28(p)		15,678	15,619,208
Software — 0.2%
Applied Systems, Inc., Closing Date Term Loan (First Lien), (3 mo. LIBOR US + 3.00%, 0.50% Floor), 3.50%, 09/19/24		499	498,501
Barracuda Networks, Inc., 2020 Term Loan (First Lien), (3 mo. LIBOR US + 3.75%, 0.75% Floor), 4.50%, 02/12/25		1,985	1,989,887
ConnectWise LLC, Initial Term Loan, (3 mo. LIBOR US + 3.50%, 0.50% Floor), 4.00%, 09/24/28		6,387	6,365,348
Greeneden U.S. Holdings I LLC, Initial Dollar Term Loan (2020), (1 mo. LIBOR US + 4.00%, 0.75% Floor), 4.75%, 12/01/27		1,500	1,504,781
Informatica LLC, Initial Term Loan, (1 mo. LIBOR US + 2.75%, 0.00% Floor), 2.88%, 10/29/28		9,771	9,727,421
Interface Security Systems LLC, Initial Term Loan, (3 mo. LIBOR US + 8.00%, 1.75% Floor), 8.75%, 08/07/23(d)		5,413	5,285,170
Ping Identity Corp., Term Loan, (1 mo. Term SOFR US + 3.75%, 1.50% Floor), 4.80%, 11/23/28(d)		2,500	2,500,000
Playtika Holding Corp., Term B-1 Loan, (1 mo. LIBOR US + 2.75%, 0.00% Floor), 2.85%, 03/11/28		6,459	6,424,181
Security		Par (000)	Value
Software (continued)
Project Ruby Ultimate Parent Corp., Closing Date Term Loan (First Lien), (1 mo. LIBOR US + 3.25%, 0.75% Floor), 4.00%, 03/10/28	USD	4,345	$ 4,337,909
Proofpoint, Inc., Initial Term Loan (First Lien), (3 mo. LIBOR US + 3.25%, 0.50% Floor), 3.75%, 08/31/28		4,608	4,585,329
VS Buyer LLC, Initial Term Loan, (1 mo. LIBOR US + 3.00%, 0.00% Floor), 3.10%, 03/02/27		5,904	5,871,852
			49,090,379
Specialty Retail — 0.2%
Fanatics Commerce Intermediate Holdco LLC, Initial Term Loan, (1 mo. LIBOR US + 3.25%, 0.50% Floor), 3.75%, 11/23/28		5,374	5,340,412
Foundation Building Materials, Inc., Initial Term Loan (First Lien), (3 mo. LIBOR US + 3.25%, 0.50% Floor), 3.75%, 01/29/28		6,853	6,798,731
Jo-Ann Stores LLC, Term B-1 Loan, (3 mo. LIBOR US + 4.75%, 0.75% Floor), 5.50%, 06/30/28		1,676	1,655,908
LBM Acquisition LLC, Initial Term Loan (First Lien), (3 mo. LIBOR US + 3.75%, 0.75% Floor), 4.50%, 12/18/27		10,905	10,797,936
Park River Holdings, Inc., Initial Term Loan (First Lien), (3 mo. LIBOR US + 3.25%, 0.75% Floor), 4.00%, 12/28/27		1,217	1,204,520
Restoration Hardware, Inc., Initial Term Loan, (3 mo. LIBOR US + 2.50%, 0.50% Floor), 3.00%, 10/20/28		3,797	3,786,090
SRS Distribution, Inc., 2021 Refinancing Term Loan, (3 mo. LIBOR US + 3.75%, 0.50% Floor), 4.25%, 06/02/28		5,527	5,509,516
			35,093,113
Technology Hardware, Storage & Peripherals — 0.1%
Everi Holdings, Inc., Term B Loan, (1 mo. LIBOR US + 2.50%, 0.50% Floor), 3.00%, 08/03/28		1,417	1,413,200
Redstone Holdco 2 LP
Initial Loan (Second Lien), (3 mo. LIBOR US + 7.75%, 0.75% Floor), 8.50%, 08/06/29		4,728	4,341,864
Initial Term Loan (First Lien), (3 mo. LIBOR US + 4.75%, 0.75% Floor), 5.50%, 04/27/28		11,998	11,431,748
			17,186,812
Textiles, Apparel & Luxury Goods — 0.0%
Tory Burch LLC, Initial Term B Loan, (1 mo. LIBOR US + 3.00%, 0.50% Floor), 3.50%, 04/16/28		3,506	3,497,614
Thrifts & Mortgage Finance — 0.1%
Caliber Home Loans, Inc., Advances, (3 mo. LIBOR US + 2.88%, 0.00% Floor), 2.98%, 07/24/25(d)		17,904	17,859,240
Total Floating Rate Loan Interests — 3.1% (Cost: $709,434,763)			706,465,896
Foreign Agency Obligations
Argentina — 0.0%
YPF SA, 7.00%, 12/15/47(a)		2,982	1,793,487

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Bahrain — 0.0%
Oil and Gas Holding Co. BSCC, 7.63%, 11/07/24(e)	USD	2,309	$ 2,487,226
Brazil — 0.0%
Banco do Brasil SA, 5.88%, 01/26/22(a)		1,244	1,244,233
Petrobras Global Finance BV, 5.30%, 01/27/25		3,596	3,858,508
			5,102,741
China — 0.0%
Guoren Property & Casualty Insurance Co. Ltd., 3.35%, 06/01/26(e)		317	317,124
Sino-Ocean Land Treasure III Ltd., 4.90%(e)(k)		714	584,052
			901,176
Colombia — 0.1%
Ecopetrol SA
5.38%, 06/26/26		1,544	1,624,867
6.88%, 04/29/30		7,094	7,923,998
4.63%, 11/02/31		1,875	1,821,187
5.88%, 05/28/45		1,154	1,101,565
5.88%, 11/02/51		4,806	4,493,610
Empresas Publicas de Medellin ESP
4.25%, 07/18/29(a)		1,883	1,783,319
4.38%, 02/15/31(a)		1,447	1,359,999
			20,108,545
Hong Kong — 0.0%
Nanyang Commercial Bank Ltd., 3.80%, 11/20/29(e)		1,100	1,125,644
India — 0.1%
Bharat Petroleum Corp. Ltd., 4.00%, 05/08/25(e)		300	313,650
BPRL International Singapore Pte Ltd., 4.38%, 01/18/27(e)		1,590	1,670,295
Export-Import Bank of India
3.88%, 02/01/28(e)		500	534,313
3.25%, 01/15/30(e)		1,400	1,423,012
Greenko Dutch BV, 3.85%, 03/29/26(e)		2,149	2,170,763
Greenko Investment Co., 4.88%, 08/16/23(e)		200	202,000
Greenko Solar Mauritius Ltd.
5.55%, 01/29/25(e)		2,000	2,040,000
5.95%, 07/29/26(e)		200	212,750
Hindustan Petroleum Corp. Ltd., 4.00%, 07/12/27(e)		1,560	1,637,317
Indian Railway Finance Corp. Ltd.
3.25%, 02/13/30(e)		1,650	1,672,997
2.80%, 02/10/31(e)		200	194,742
NTPC Ltd., 4.25%, 02/26/26(e)		1,910	2,041,671
Oil India International Pte Ltd., 4.00%, 04/21/27(e)		290	303,648
Oil India Ltd., 5.13%, 02/04/29(e)		1,300	1,450,962
ONGC Videsh Vankorneft Pte Ltd., 3.75%, 07/27/26(e)		1,570	1,644,379
Power Finance Corp. Ltd.
6.15%, 12/06/28(e)		280	330,190
4.50%, 06/18/29(e)		3,834	4,095,910
REC Ltd., 3.88%, 07/07/27(e)		559	584,784
			22,523,383
Indonesia — 0.1%
Bank Mandiri Persero Tbk PT, 4.75%, 05/13/25(e)		500	545,000
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/26(e)		1,320	1,339,800
Majapahit Holding BV, 7.88%, 06/29/37(e)		2,050	2,876,150
Security		Par (000)	Value
Indonesia (continued)
Pelabuhan Indonesia II PT, 5.38%, 05/05/45(e)	USD	1,680	$ 1,981,140
Pertamina Persero PT
5.63%, 05/20/43(e)		3,850	4,524,472
4.18%, 01/21/50(e)		942	970,437
Perusahaan Listrik Negara PT
5.38%, 01/25/29(e)		2,000	2,295,000
6.25%, 01/25/49(e)		1,858	2,331,790
			16,863,789
Kazakhstan — 0.0%
KazMunayGas National Co. JSC, 3.50%, 04/14/33(a)		1,350	1,401,300
Kuwait — 0.1%
Equate Petrochemical BV
4.25%, 11/03/26(e)		879	954,704
2.63%, 04/28/28(a)		1,625	1,629,063
MEGlobal Canada ULC
5.00%, 05/18/25(a)		3,035	3,309,667
5.88%, 05/18/30(e)		1,350	1,634,597
			7,528,031
Malaysia — 0.0%
Tenaga Nasional Bhd, 7.50%, 01/15/96(e)		850	1,150,254
TNB Global Ventures Capital Bhd
3.24%, 10/19/26(e)		300	312,994
4.85%, 11/01/28(e)		2,310	2,659,099
			4,122,347
Mexico — 0.2%
Mexico City Airport Trust, 5.50%, 07/31/47(e)		7,584	7,571,202
Petroleos Mexicanos
7.19%, 09/12/24	MXN	62,757	2,921,893
6.88%, 10/16/25(e)	USD	2,613	2,854,702
6.70%, 02/16/32(a)		27,694	27,901,773
5.50%, 06/27/44		1,366	1,121,657
6.75%, 09/21/47		1,997	1,762,352
7.69%, 01/23/50		2,669	2,562,240
6.95%, 01/28/60		949	837,493
			47,533,312
Oman — 0.0%
OQ SAOC, 5.13%, 05/06/28(a)		1,267	1,289,410
Oryx Funding Ltd., 5.80%, 02/03/31(a)		1,365	1,443,488
			2,732,898
Pakistan — 0.0%
Pakistan Water & Power Development Authority, 7.50%, 06/04/31(e)		2,007	1,941,145
Panama — 0.0%
Aeropuerto Internacional de Tocumen SA, 5.13%, 08/11/61(a)		1,225	1,283,034
Qatar — 0.0%
Qatar Petroleum
3.13%, 07/12/41(a)		1,717	1,732,024
3.13%, 07/12/41(e)		750	756,562
3.30%, 07/12/51(e)		700	719,250
			3,207,836
Singapore — 0.0%
BOC Aviation Ltd., 3.50%, 09/18/27(e)		1,270	1,337,866
South Africa — 0.1%
Eskom Holdings SOC Ltd., 7.13%, 02/11/25(e)		5,375	5,555,734
Ukraine — 0.0%
NPC Ukrenergo, 6.88%, 11/09/26(a)		1,574	1,375,440

2021

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United Arab Emirates — 0.0%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(e)	USD	1,100	$ 1,297,656
United States — 0.0%
Citgo Holding, Inc., 9.25%, 08/01/24(a)		1,775	1,783,875
Total Foreign Agency Obligations — 0.7% (Cost: $152,079,077)			152,006,465
Foreign Government Obligations
Argentina — 0.1%
Republic of Argentina
1.13%, 07/09/35(b)		22,345	7,206,263
2.50%, 07/09/41(b)		16,466	5,824,935
			13,031,198
Austria — 0.2%
Republic of Austria
0.75%, 03/20/51(a)(e)	EUR	22,489	26,324,164
0.70%, 04/20/71(a)(e)		4,575	4,793,540
2.10%, 09/20/17(a)(e)		2,275	3,991,170
			35,108,874
Bahrain — 0.0%
Kingdom of Bahrain, 5.63%, 05/18/34(a)	USD	12,733	12,048,601
China — 0.5%
China Government Bond
2.41%, 06/19/25	CNY	383,300	59,808,037
3.01%, 05/13/28		117,530	18,671,482
People’s Republic of China, 2.85%, 06/04/27		275,800	43,603,974
			122,083,493
Colombia — 0.1%
Republic of Colombia
4.50%, 03/15/29	USD	13,959	14,249,522
3.00%, 01/30/30		6,550	5,980,150
3.13%, 04/15/31		2,349	2,116,008
3.25%, 04/22/32		1,157	1,041,300
			23,386,980
France — 0.1%
Republic of France, 0.75%, 05/25/52(a)(e)	EUR	13,559	14,760,638
Hungary — 0.0%
Republic of Hungary, 5.38%, 03/25/24	USD	8,710	9,449,988
Indonesia — 0.1%
Perusahaan Penerbit SBSN Indonesia III
4.15%, 03/29/27(e)		700	774,506
2.80%, 06/23/30(e)		2,010	2,070,049
3.80%, 06/23/50(e)		1,904	1,999,200
Republic of Indonesia
4.10%, 04/24/28		500	557,594
4.75%, 02/11/29		3,000	3,491,250
2.85%, 02/14/30		2,600	2,706,112
8.50%, 10/12/35(e)		1,000	1,594,875
7.75%, 01/17/38(e)		600	913,238
4.63%, 04/15/43(e)		432	508,680
4.75%, 07/18/47(e)		433	523,335
3.05%, 03/12/51		11,595	11,464,556
			26,603,395
Security		Par (000)	Value
Mexico — 0.2%
United Mexican States
2.66%, 05/24/31	USD	16,739	$ 16,313,202
4.50%, 01/31/50		25,868	27,457,265
			43,770,467
Mongolia — 0.0%
Mongolian People’s Republic, 5.13%, 04/07/26(e)		1,503	1,538,696
Pakistan — 0.0%
Islamic Republic of Pakistan
6.00%, 04/08/26(e)		1,319	1,317,351
7.38%, 04/08/31(e)		1,321	1,311,093
			2,628,444
Panama — 0.1%
Republic of Panama
3.88%, 03/17/28		7,669	8,293,544
4.50%, 04/01/56		10,739	11,838,405
			20,131,949
Peru — 0.1%
Republic of Peru
4.13%, 08/25/27		6,860	7,521,561
3.55%, 03/10/51		9,365	9,741,356
			17,262,917
Philippines — 0.1%
Republic of the Philippines
3.00%, 02/01/28		11,468	12,288,306
9.50%, 02/02/30		200	310,475
6.38%, 01/15/32		1,280	1,703,840
6.38%, 10/23/34		1,230	1,707,240
3.20%, 07/06/46		12,110	12,321,925
			28,331,786
Sri Lanka — 0.0%
Republic of Sri Lanka
6.85%, 03/14/24(e)		325	169,467
6.35%, 06/28/24(e)		200	104,287
6.83%, 07/18/26(e)		200	100,788
7.85%, 03/14/29(e)		200	100,413
7.55%, 03/28/30(e)		562	283,740
			758,695
Ukraine — 0.0%
Ukraine Government
7.38%, 09/25/32(a)		3,917	3,491,026
7.25%, 03/15/33(a)		3,370	2,957,175
			6,448,201
Uruguay — 0.1%
Republic of Uruguay
4.38%, 10/27/27		5,923	6,633,032
5.10%, 06/18/50		6,207	8,219,090
			14,852,122
Total Foreign Government Obligations — 1.7% (Cost: $387,590,940)			392,196,444
Municipal Bonds
California — 0.3%
Bay Area Toll Authority, RB, Series S1, 7.04%, 04/01/50		9,275	16,235,702
Los Angeles Community College District, GO, 6.60%, 08/01/42		3,990	6,418,013

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
California (continued)
Los Angeles Unified School District
GO, 5.75%, 07/01/34	USD	555	$ 722,547
GO, 6.76%, 07/01/34		9,940	13,836,457
State of California
GO, 7.55%, 04/01/39		4,000	6,674,863
Refunding GO, 4.60%, 04/01/38		22,215	25,517,397
University of California, RB, 4.86%, 05/15/2112		2,467	3,585,281
			72,990,260
Georgia — 0.0%
Municipal Electric Authority of Georgia, RB, 6.64%, 04/01/57		3,301	5,066,831
Illinois — 0.1%
State of Illinois, GO, 5.10%, 06/01/33		17,635	20,279,963
Massachusetts — 0.0%
Massachusetts HFA, RB, Series A, 4.50%, 12/01/48		965	1,016,474
New Jersey — 0.0%
New Jersey Turnpike Authority, RB, Series F, 7.41%, 01/01/40		3,126	5,086,818
New York — 0.1%
Metropolitan Transportation Authority
RB, 5.87%, 11/15/39		985	1,293,394
RB, 6.67%, 11/15/39		470	667,032
RB, Series E, 6.81%, 11/15/40		1,025	1,466,691
New York City Water & Sewer System
RB, 6.01%, 06/15/42		850	1,281,291
RB, 5.88%, 06/15/44		1,665	2,573,547
New York State Dormitory Authority, RB, Series H, 5.39%, 03/15/40		1,470	1,942,879
Port Authority of New York & New Jersey
RB, 5.65%, 11/01/40		2,780	3,799,198
RB, 4.96%, 08/01/46		5,020	6,700,117
RB, 4.93%, 10/01/51		1,400	1,956,209
			21,680,358
Ohio — 0.1%
American Municipal Power, Inc., RB, Series B, 8.08%, 02/15/50		3,555	6,624,242
Texas — 0.1%
City of San Antonio, TX Electric & Gas Systems Revenue, RB, 5.81%, 02/01/41		4,375	6,381,228
State of Texas, GO, 5.52%, 04/01/39		5,715	8,071,024
			14,452,252
Total Municipal Bonds — 0.7% (Cost: $131,131,775)			147,197,198
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 3.2%
Ajax Mortgage Loan Trust
Series 2021-G, Class A, 1.88%, 06/25/61(a)(c)		52,465	51,801,370
Series 2021-G, Class B, 3.75%, 06/25/61(a)(c)		8,006	7,825,064
Series 2021-G, Class C, 0.00%, 06/25/61(a)(d)		14,760	13,627,750
American Home Mortgage Assets Trust
Series 2006-3, Class 2A11, (12 mo. Federal Reserve Cumulative Average US + 0.94%), 1.02%, 10/25/46(c)		712	578,558
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
American Home Mortgage Assets Trust
Series 2006-4, Class 1A12, (1 mo. LIBOR US + 0.21%), 0.31%, 10/25/46(c)	USD	1,905	$ 1,206,187
Series 2006-5, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.92%), 1.00%, 11/25/46(c)		3,172	1,271,769
Series 2007-1, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.70%), 0.78%, 02/25/47(c)		672	372,292
Angel Oak Mortgage Trust, Series 2020-4, Class A3, 2.81%, 06/25/65(a)(c)		2,007	2,018,661
Angel Oak Mortgage Trust I LLC, Series 2019-4, Class A3, 3.30%, 07/26/49(a)(c)		1,206	1,211,560
Angel Oak Mortgage Trust LLC
Series 2020-3, Class A3, 2.87%, 04/25/65(a)(c)		2,999	3,019,646
Series 2020-3, Class M1, 3.81%, 04/25/65(a)(c)		4,120	4,169,112
APS Resecuritization Trust
Series 2016-1, Class 1MZ, 3.57%, 07/31/57(a)(c)		7,683	3,130,040
Series 2016-3, Class 3A, (1 mo. LIBOR US + 2.85%), 2.95%, 09/27/46(a)(c)		2,571	2,570,718
Series 2016-3, Class 4A, (1 mo. LIBOR US + 2.60%), 2.70%, 04/27/47(a)(c)		133	132,866
ARI Investments LLC
Series 2017-1, Class A, 4.61%, 01/06/25(d)		2,276	2,264,207
Series 2019-1, 4.55%, 01/30/25(d)		2,932	2,902,685
Banc of America Funding Trust
Series 2014-R2, Class 1C, 0.00%, 11/26/36(a)(c)		3,687	1,048,826
Series 2016-R2, Class 1A1, 4.70%, 05/01/33(a)(c)		1,206	1,232,121
Barclays Mortgage Trust
Series 2021-NPL1, Class A, 2.00%, 12/27/60(a)(b)(d)		29,674	29,394,866
Series 2021-NPL1, Class B, 4.63%, 12/27/60(a)(b)(d)		3,139	3,125,403
Series 2021-NPL1, Class C, 0.00%, 12/27/60(a)(d)		7,175	8,609,520
BCAP LLC Trust, Series 2011-RR5, Class 11A5, (1 mo. LIBOR US + 0.15%), 0.39%, 05/28/36(a)(c)		3,192	3,116,818
Bear Stearns ALT-A Trust, Series 2007-1, Class 1A1, (1 mo. LIBOR US + 0.32%), 0.42%, 01/25/47(c)		1,047	988,048
Bear Stearns Asset-Backed Securities I Trust, Series 2005-AC9, Class A5, 6.25%, 12/25/35(b)		179	158,252
Bear Stearns Mortgage Funding Trust
Series 2006-SL1, Class A1, (1 mo. LIBOR US + 0.28%), 0.38%, 08/25/36(c)		651	646,493
Series 2007-AR2, Class A1, (1 mo. LIBOR US + 0.17%), 0.27%, 03/25/37(c)		263	250,366
Series 2007-AR3, Class 1A1, (1 mo. LIBOR US + 0.14%), 0.24%, 03/25/37(c)		443	425,909
Series 2007-AR4, Class 2A1, (1 mo. LIBOR US + 0.21%), 0.31%, 06/25/37(c)		407	402,209
BlackRock Capital Finance LP, Series 1997-R2, Class AP, 0.00%, 12/25/35(a)(c)(q)		3	2,571
Chase Mortgage Finance Trust, Series 2007-S6, Class 1A1, 6.00%, 12/25/37		20,065	11,999,688

2021

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Citicorp Mortgage Securities Trust
Series 2007-9, Class 1A1, 6.25%, 12/25/37	USD	1,388	$ 1,245,256
Series 2008-2, Class 1A1, 6.50%, 06/25/38		4,315	3,831,964
CitiMortgage Alternative Loan Trust, Series 2007-A6, Class 1A11, 6.00%, 06/25/37		637	658,687
COLT Mortgage Loan Trust, Series 2020-3, Class A3, 2.38%, 04/27/65(a)(c)		725	724,796
Countrywide Alternative Loan Trust
Series 2005-22T1, Class A1, (1 mo. LIBOR US + 0.35%), 0.45%, 06/25/35(c)		3,166	2,682,032
Series 2005-72, Class A3, (1 mo. LIBOR US + 0.60%), 0.70%, 01/25/36(c)		451	432,504
Series 2005-76, Class 2A1, (12 mo. Federal Reserve Cumulative Average US + 1.00%), 1.08%, 02/25/36(c)		575	548,237
Series 2006-11CB, Class 3A1, 6.50%, 05/25/36		1,477	995,551
Series 2006-15CB, Class A1, 6.50%, 06/25/36		339	242,950
Series 2006-23CB, Class 2A5, (1 mo. LIBOR US + 0.40%), 0.50%, 08/25/36(c)		5,014	910,825
Series 2006-OA14, Class 1A1, (12 mo. Federal Reserve Cumulative Average US + 1.73%), 1.81%, 11/25/46(c)		2,376	2,056,701
Series 2006-OA16, Class A2, (1 mo. LIBOR US + 0.38%), 0.48%, 10/25/46(c)		2,939	2,859,005
Series 2006-OA16, Class A4C, (1 mo. LIBOR US + 0.68%), 0.78%, 10/25/46(c)		4,010	3,003,123
Series 2006-OA21, Class A1, (1 mo. LIBOR US + 0.19%), 0.29%, 03/20/47(c)		6,801	5,861,225
Series 2006-OA8, Class 1A1, (1 mo. LIBOR US + 0.38%), 0.48%, 07/25/46(c)		334	304,467
Series 2006-OC10, Class 2A3, (1 mo. LIBOR US + 0.46%), 0.56%, 11/25/36(c)		1,615	1,579,694
Series 2006-OC7, Class 2A3, (1 mo. LIBOR US + 0.50%), 0.60%, 07/25/46(c)		2,092	2,033,012
Series 2007-14T2, Class A1, 6.00%, 07/25/37		2,285	1,591,681
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37		293	183,142
Series 2007-OA3, Class 1A1, (1 mo. LIBOR US + 0.28%), 0.38%, 04/25/47(c)		822	751,702
Series 2007-OA8, Class 2A1, (1 mo. LIBOR US + 0.36%), 0.46%, 06/25/47(c)		275	224,055
Series 2007-OH2, Class A2A, (1 mo. LIBOR US + 0.48%), 0.58%, 08/25/47(c)		343	335,715
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2004-29, Class 1A1, (1 mo. LIBOR US + 0.54%), 0.64%, 02/25/35(c)		192	188,304
Series 2006-OA4, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.96%), 1.04%, 04/25/46(c)		1,307	500,116
Series 2006-OA5, Class 3A1, (1 mo. LIBOR US + 0.40%), 0.50%, 04/25/46(c)		567	533,685
Series 2007-15, Class 2A2, 6.50%, 09/25/37		8,082	4,391,407
Credit Suisse Mortgage Capital Certificates
Series 2009-12R, Class 3A1, 6.50%, 10/27/37(a)		8,102	4,417,659
Series 2021-RPL9, Class A1, 2.44%, 02/25/61(a)(c)(d)		12,770	12,770,324
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Credit Suisse Mortgage Trust
Series 2014-11R, Class 16A1, 2.99%, 09/27/47(a)(c)	USD	241	$ 243,679
Series 2014-4R, Class 16A3, (1 mo. LIBOR US + 0.20%), 0.29%, 02/27/36(a)(c)		561	528,646
Series 2014-9R, Class 9A1, (1 mo. LIBOR US + 0.12%), 0.21%, 08/27/36(a)(c)		981	916,759
Series 2020-SPT1, Class M1, 3.39%, 04/25/65(a)(c)		4,796	4,873,477
CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-10, Class 10A1, (1 mo. LIBOR US + 1.35%), 1.45%, 11/25/35(c)		1,233	222,830
Deephaven Residential Mortgage Trust
Series 2020-1, Class B2, 4.54%, 01/25/60(a)(c)		1,310	1,311,495
Series 2020-2, Class A3, 2.86%, 05/25/65(a)		3,800	3,827,404
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class A2A, (1 mo. LIBOR US + 0.17%), 0.27%, 08/25/47(c)		975	1,055,926
Deutsche Alt-A Securities, Inc., Series 2007-RS1, Class A2, (1 mo. LIBOR US + 0.50%), 0.59%, 01/27/37(a)(c)		12	12,081
Deutsche Alt-B Securities Mortgage Loan Trust
Series 2006-AB3, Class A3, 6.51%, 07/25/36(c)		354	349,253
Series 2006-AB3, Class A8, 6.36%, 07/25/36(c)		226	222,717
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1, (12 mo. Federal Reserve Cumulative Average US + 2.00%), 2.08%, 03/25/36(c)		652	648,662
GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ2, Class B4, 4.40%, 11/25/49(a)(c)		1,476	1,497,357
GSR Mortgage Loan Trust
Series 2007-1F, Class 2A4, 5.50%, 01/25/37		113	133,880
Series 2007-OA2, Class 2A1, 2.27%, 06/25/47(c)		1,070	841,083
HarborView Mortgage Loan Trust
Series 2006-12, Class 1A1A, (1 mo. LIBOR US + 0.21%), 0.31%, 12/19/36(c)		11,833	11,101,005
Series 2007-4, Class 2A2, (1 mo. LIBOR US + 0.25%), 0.35%, 07/19/47(c)		529	489,830
Homeward Opportunities Fund I Trust
Series 2020-2, Class A2, 2.64%, 05/25/65(a)(c)		4,767	4,800,388
Series 2020-2, Class A3, 3.20%, 05/25/65(a)(c)		5,763	5,823,409
Impac CMB Trust
Series 2004-11, Class 1A2, (1 mo. LIBOR US + 0.52%), 0.62%, 03/25/35(c)		941	989,738
Series 2005-6, Class 1A1, (1 mo. LIBOR US + 0.50%), 0.60%, 10/25/35(c)		717	713,903
Impac Secured Assets Trust, Series 2006-3, Class A1, (1 mo. LIBOR US + 0.34%), 0.44%, 11/25/36(c)		1,299	1,201,482
IndyMac Index Mortgage Loan Trust
Series 2006-AR15, Class A1, (1 mo. LIBOR US + 0.24%), 0.34%, 07/25/36(c)		386	374,050
Series 2006-AR35, Class 1A1A, (1 mo. LIBOR US + 0.18%), 0.28%, 01/25/37(c)		2,638	2,674,089

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
IndyMac Index Mortgage Loan Trust
Series 2007-AR19, Class 3A1, 2.97%, 09/25/37(c)	USD	2,763	$ 2,171,120
Series 2007-FLX5, Class 2A2, (1 mo. LIBOR US + 0.24%), 0.34%, 08/25/37(c)		745	698,702
JPMorgan Alternative Loan Trust
Series 2007-A1, Class 1A4, (1 mo. LIBOR US + 0.42%), 0.52%, 03/25/37(c)		1,252	1,278,880
Series 2007-A2, Class 2A1, 3.24%, 05/25/37(c)		245	227,492
JPMorgan Mortgage Trust
Series 2021-4, Class B1, 2.89%, 08/25/51(a)(c)		15,847	15,921,166
Series 2021-4, Class B2, 2.89%, 08/25/51(a)(c)		4,021	3,993,653
Series 2021-4, Class B3, 2.90%, 08/25/51(a)(c)		3,795	3,654,047
Series 2021-INV5, Class A2A, 2.50%, 12/25/51(a)(c)		53,434	53,432,043
Series 2021-INV5, Class A5A, 2.50%, 12/25/51(a)(c)		10,739	10,657,701
Series 2021-INV5, Class B1, 3.19%, 12/25/51(a)(c)		6,143	6,288,367
Series 2021-INV5, Class B2, 3.19%, 12/25/51(a)(c)		1,803	1,820,862
Series 2021-INV5, Class B3, 3.19%, 12/25/51(a)(c)		2,003	1,993,131
Series 2021-INV5, Class B4, 3.19%, 12/25/51(a)(c)		1,335	1,062,882
Series 2021-INV5, Class B5, 3.19%, 12/25/51(a)(c)		467	339,208
Series 2021-INV5, Class B6, 3.16%, 12/25/51(a)(c)		1,603	656,200
Series 2021-INV7, Class A3A, 2.50%, 02/25/52(a)(c)		31,267	31,481,911
Series 2021-INV7, Class A4A, 2.50%, 02/25/52(a)(c)		10,539	10,239,811
Series 2021-INV7, Class A5A, 2.50%, 02/25/52(a)(c)		6,352	6,320,729
Series 2021-INV7, Class B1, 3.27%, 02/25/52(a)(c)		3,376	3,480,532
Series 2021-INV7, Class B2, 3.27%, 02/25/52(a)(c)		793	811,062
Series 2021-INV7, Class B3, 3.27%, 02/25/52(a)(c)		1,102	1,110,613
Series 2021-INV7, Class B4, 3.27%, 02/25/52(a)(c)		586	549,089
Series 2021-INV7, Class B5, 3.27%, 02/25/52(a)(c)		241	206,455
Series 2021-INV7, Class B6, 3.22%, 02/25/52(a)(c)		792	427,051
Legacy Mortgage Asset Trust
Series 2020-GS5, Class A1, 3.25%, 06/25/60(a)(b)		3,666	3,705,990
Series 2020-SL1, Class A, 2.73%, 01/25/60(a)(b)		2,691	2,704,661
Series 2021-GS2, Class A1, 1.75%, 04/25/61(a)(b)		22,717	22,519,023
Lehman XS Trust
Series 2007-16N, Class AF2, (1 mo. LIBOR US + 0.95%), 1.05%, 09/25/47(c)		2,454	3,061,990
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Lehman XS Trust
Series 2007-20N, Class A1, (1 mo. LIBOR US + 1.15%), 1.25%, 12/25/37(c)	USD	644	$ 681,694
Loan Revolving Advance Investment Trust
Series 2021-1, Class A1X, (1 mo. LIBOR US + 2.75%), 2.84%, 12/31/22(a)(c)		16,670	16,503,033
Series 2021-2, Class A1X, (1 mo. LIBOR US + 2.75%), 2.84%, 06/30/23(a)(c)		22,224	22,001,404
MASTR Resecuritization Trust, Series 2008-3, Class A1, 0.53%, 08/25/37(a)(c)		813	458,938
MCM Trust
Series 2021-VFN1, Class Cert, 3.00%, 08/25/28(d)		7,482	2,771,386
Series 2021-VFN1, Class Note, 3.00%, 08/25/28(d)		10,416	10,416,081
Mello Warehouse Securitization Trust, Series 2021-2, Class E, (1 mo. LIBOR US + 2.75%), 2.85%, 04/25/55(a)(c)		1,090	1,076,329
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR2, Class A2, (1 mo. LIBOR US + 0.42%), 0.52%, 04/25/37(c)		1,479	1,464,072
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 6A1, 2.99%, 05/25/36(c)		918	878,388
MFA Trust
Series 2020-NQM1, Class A3, 2.30%, 08/25/49(a)(c)		295	295,699
Series 2021-NQM1, Class B1, 3.51%, 04/25/65(a)(c)		3,310	3,303,165
Morgan Stanley Resecuritization Trust, Series 2013-R7, Class 1B, (1 mo. LIBOR US + 0.16%), 0.41%, 12/26/46(a)(c)		865	855,718
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, (1 mo. LIBOR US + 0.34%), 0.44%, 04/16/36(a)(c)		2,970	2,790,888
NACC Reperforming Loan REMIC Trust
Series 2004-R1, Class A1, 6.50%, 03/25/34(a)		2,126	2,118,226
Series 2004-R1, Class A2, 7.50%, 03/25/34(a)		488	497,766
New Residential Mortgage Loan Trust
Series 2019-2A, Class A1, 4.25%, 12/25/57(a)(c)		1,199	1,250,793
Series 2020-RPL1, Class B3, 3.88%, 11/25/59(a)(c)		6,210	5,709,753
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2001-R1A, Class A, 7.00%, 02/19/30(a)(c)		365	370,928
Series 2006-AF1, Class 1A4, 7.13%, 05/25/36(b)		545	166,024
Series 2007-2, Class A4, (1 mo. LIBOR US + 0.42%), 0.52%, 06/25/37(c)		323	292,430
NYMT Loan Trust, Series 2020-SP2, Class A1, 2.94%, 10/25/60(a)(c)		15,151	15,121,666
Provident Funding Mortgage Warehouse Securitization Trust, Series 2021-1, Class F, (1 mo. LIBOR US + 4.50%), 4.60%, 02/25/55(a)(c)		2,330	2,315,645
RALI Trust, Series 2007-QH9, Class A1, 1.32%, 11/25/37(c)		585	561,307

2021

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Reperforming Loan REMIC Trust
Series 2005-R2, Class 1AF1, (1 mo. LIBOR US + 0.34%), 0.44%, 06/25/35(a)(c)	USD	348	$ 336,724
Series 2005-R3, Class AF, (1 mo. LIBOR US + 0.40%), 0.50%, 09/25/35(a)(c)		107	94,974
Residential Mortgage Loan Trust
Series 2020-2, Class A2, 2.51%, 05/25/60(a)(c)		3,500	3,516,179
Series 2020-2, Class M1, 3.57%, 05/25/60(a)(c)		7,854	7,953,176
RFMSI Series Trust, Series 2006-SA2, Class 2A1, 4.44%, 08/25/36(c)		5,507	4,403,916
RMF Buyout Issuance Trust
Series 2021-HB1, Class M3, 3.69%, 11/25/31(a)(c)		3,112	3,105,547
Series 2021-HB1, Class M6, 6.00%, 11/25/31(a)(c)(d)		1,838	1,620,939
Seasoned Credit Risk Transfer Trust, Series 2018-1, Class BX, 5.16%, 05/25/57(c)		530	304,098
Seasoned Loans Structured Transaction Trust, Series 2020-2, Class M1, 4.75%, 09/25/60(a)(c)		15,220	15,578,586
Sequoia Mortgage Trust, Series 2007-3, Class 2AA1, 2.73%, 07/20/37(c)		1,090	976,640
Station Place Securitization Trust
Series 2021-WL1, Class E, (1 mo. LIBOR US + 2.00%), 2.10%, 01/26/54(a)(c)		573	572,889
Series 2021-WL1, Class F, (1 mo. LIBOR US + 2.50%), 2.60%, 01/26/54(a)(c)		617	616,190
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-3, Class 4A, 2.91%, 04/25/36(c)		644	469,699
Structured Asset Mortgage Investments II Trust
Series 2006-AR4, Class 3A1, (1 mo. LIBOR US + 0.38%), 0.48%, 06/25/36(c)		1,959	1,849,415
Series 2006-AR5, Class 2A1, (1 mo. LIBOR US + 0.42%), 0.52%, 05/25/46(c)		432	385,094
Thornburg Mortgage Securities Trust
Series 2006-3, Class A1, 2.23%, 06/25/46(c)		1,207	974,096
Series 2007-3, Class 4A1, (12 mo. LIBOR US + 1.25%), 1.81%, 06/25/47(c)		97	92,801
TVC DSCR
Series 21-1, Class A, 2.38%, 02/01/51(d)		28,642	28,641,717
Series 21-1, Class CERT, 0.00%, 02/01/51(d)		7,160	8,983,475
TVC Mortgage Trust, Series 2020-RTL1, Class A1, 3.47%, 09/25/24(a)		1,960	1,966,432
Verus Securitization Trust
Series 2019-INV2, Class M1, 3.50%, 07/25/59(a)(c)		835	839,241
Series 2020-4, Class A3, 2.32%, 05/25/65(a)(b)		1,679	1,684,425
Series 2020-4, Class M1, 3.29%, 05/25/65(a)(c)		3,120	3,142,862
Series 2020-5, Class M1, 2.60%, 05/25/65(a)(c)		2,312	2,301,526
Series 2020-INV1, Class A2, 3.04%, 03/25/60(a)(c)		1,895	1,928,792
Series 2020-INV1, Class A3, 3.89%, 03/25/60(a)(c)		1,800	1,843,226
Visio Trust
Series 2019-2, Class B1, 3.91%, 11/25/54(a)(c)		906	927,634
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Visio Trust
Series 2020-1, Class M1, 4.45%, 08/25/55(a)(c)	USD	1,100	$ 1,106,913
Vista Point Securitization Trust
Series 2020-1, Class A1, 1.76%, 03/25/65(a)(c)		3,654	3,664,088
Series 2020-2, Class A3, 2.50%, 04/25/65(a)(c)		1,976	1,973,726
Series 2020-2, Class B1, 4.90%, 04/25/65(a)(c)		640	652,661
Series 2020-2, Class M1, 3.40%, 04/25/65(a)(c)		1,480	1,491,421
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2006-1, Class 4CB, 6.50%, 02/25/36		1,085	958,042
Series 2006-4, Class 1A1, 6.00%, 04/25/36		2,327	2,395,156
Series 2006-4, Class 3A1, 7.00%, 05/25/36(b)		999	985,304
Series 2006-4, Class 3A5, 6.85%, 05/25/36(b)		387	382,038
Series 2007-OA5, Class 1A, (12 mo. Federal Reserve Cumulative Average US + 0.75%), 0.83%, 06/25/47(c)		2,875	2,779,196
Series 2007-OA5, Class 2A, (Cost of Funds for the 11th District of San Francisco + 1.25%), 1.48%, 06/25/47(c)		1,356	1,211,961
Western Alliance CLN, Series 2021-CL1, Class M, 5.63%, 12/28/24(a)(c)		54,690	54,658,108
Western Mortgage Reference Notes
Series 2021-CL2, Class M1, (SOFR (30-day) + 3.15%), 3.20%, 07/25/59(a)(c)(d)		10,114	10,114,000
Series 2021-CL2, Class M2, (SOFR (30-day) + 3.70%), 3.75%, 07/25/59(a)(c)		10,114	10,114,000
			730,527,148
Commercial Mortgage-Backed Securities — 3.9%
1211 Avenue of the Americas Trust
Series 2015-1211, Class C, 4.14%, 08/10/35(a)(c)		600	628,741
Series 2015-1211, Class D, 4.14%, 08/10/35(a)(c)		6,157	6,283,158
Series 2015-1211, Class E, 4.14%, 08/10/35(a)(c)		1,110	1,110,181
245 Park Avenue Trust
Series 2017-245P, Class D, 3.66%, 06/05/37(a)(c)		480	460,929
Series 2017-245P, Class E, 3.66%, 06/05/37(a)(c)		2,463	2,326,091
280 Park Avenue Mortgage Trust
Series 2017-280P, Class D, (1 mo. LIBOR US + 1.54%), 1.65%, 09/15/34(a)(c)		2,920	2,908,970
Series 2017-280P, Class E, (1 mo. LIBOR US + 2.12%), 2.23%, 09/15/34(a)(c)		5,835	5,805,651
Series 2017-280P, Class F, (1 mo. LIBOR US + 2.83%), 2.94%, 09/15/34(a)(c)		630	622,198
Alen Mortgage Trust, Series 2021-ACEN, Class D, (1 mo. LIBOR US + 3.10%), 3.21%, 04/15/34(a)(c)		2,670	2,661,698
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class E, 1.75%, 05/15/53(a)		636	540,294

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Ashford Hospitality Trust, Series 2018-ASHF, Class D, (1 mo. LIBOR US + 2.10%), 2.21%, 04/15/35(a)(c)	USD	740	$ 731,876
Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class D, (1 mo. LIBOR US + 1.95%), 2.06%, 12/15/36(a)(c)		4,840	4,718,442
Series 2017-ATRM, Class E, (1 mo. LIBOR US + 3.05%), 3.16%, 12/15/36(a)(c)		568	536,581
Banc of America Merrill Lynch Commercial Mortgage Securities Trust
Series 2015-200P, Class F, 3.60%, 04/14/33(a)(c)		2,691	2,683,112
Series 2017-SCH, Class AF, (1 mo. LIBOR US + 1.00%), 1.11%, 11/15/33(a)(c)		150	149,538
Series 2017-SCH, Class BF, (1 mo. LIBOR US + 1.40%), 1.51%, 11/15/33(a)(c)		2,870	2,809,273
Series 2017-SCH, Class CL, (1 mo. LIBOR US + 1.50%), 1.61%, 11/15/32(a)(c)		970	850,797
Series 2017-SCH, Class DL, (1 mo. LIBOR US + 2.00%), 2.11%, 11/15/32(a)(c)		1,930	1,598,233
Series 2018-DSNY, Class C, (1 mo. LIBOR US + 1.35%), 1.46%, 09/15/34(a)(c)		350	345,606
Series 2018-DSNY, Class D, (1 mo. LIBOR US + 1.70%), 1.81%, 09/15/34(a)(c)		3,275	3,250,402
BANK
Series 2019-BN21, Class A5, 2.85%, 10/17/52		1,088	1,142,857
Series 2021-BN32, Class A5, 2.64%, 04/15/54		1,970	2,041,931
Bayview Commercial Asset Trust
Series 2005-3A, Class A1, (1 mo. LIBOR US + 0.48%), 0.58%, 11/25/35(a)(c)		1,977	1,885,374
Series 2005-4A, Class A1, (1 mo. LIBOR US + 0.45%), 0.55%, 01/25/36(a)(c)		4,081	3,923,249
Series 2005-4A, Class A2, (1 mo. LIBOR US + 0.59%), 0.69%, 01/25/36(a)(c)		63	61,304
Series 2005-4A, Class M1, (1 mo. LIBOR US + 0.68%), 0.78%, 01/25/36(a)(c)		169	163,227
Series 2006-1A, Class A2, (1 mo. LIBOR US + 0.54%), 0.64%, 04/25/36(a)(c)		222	212,005
Series 2006-2A, Class A2, (1 mo. LIBOR US + 0.42%), 0.52%, 07/25/36(a)(c)		736	709,633
Series 2006-3A, Class A1, (1 mo. LIBOR US + 0.25%), 0.35%, 10/25/36(a)(c)		342	331,115
Series 2006-3A, Class A2, (1 mo. LIBOR US + 0.30%), 0.40%, 10/25/36(a)(c)		239	231,337
Series 2006-4A, Class A1, (1 mo. LIBOR US + 0.35%), 0.45%, 12/25/36(a)(c)		1,328	1,288,536
Series 2007-1, Class A2, (1 mo. LIBOR US + 0.27%), 0.37%, 03/25/37(a)(c)		1,064	1,020,563
Series 2007-2A, Class A1, (1 mo. LIBOR US + 0.27%), 0.37%, 07/25/37(a)(c)		7,771	7,472,890
Series 2007-6A, Class A4A, (1 mo. LIBOR US + 1.50%), 1.60%, 12/25/37(a)(c)		5,440	5,353,699
Series 2008-2, Class A4A, (1 mo. LIBOR US + 2.50%), 2.60%, 04/25/38(a)(c)		2,507	2,530,599
BBCMS Mortgage Trust
Series 2017-DELC, Class F, (1 mo. LIBOR US + 3.50%), 3.61%, 08/15/36(a)(c)		1,807	1,784,667
Series 2018-CHRS, Class E, 4.27%, 08/05/38(a)(c)		980	859,331
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BBCMS Mortgage Trust
Series 2018-TALL, Class A, (1 mo. LIBOR US + 0.72%), 0.83%, 03/15/37(a)(c)	USD	918	$ 907,671
BBCMS Trust, Series 2015-SRCH, Class A1, 3.31%, 08/10/35(a)		2,282	2,377,173
BB-UBS Trust, Series 2012-SHOW, Class E, 4.03%, 11/05/36(a)(c)		790	673,521
Bear Stearns Commercial Mortgage Securities Trust
Series 2005-PWR7, Class B, 5.21%, 02/11/41(c)		207	205,384
Series 2007-T26, Class AM, 5.43%, 01/12/45(c)		721	715,508
Beast Mortgage Trust
Series 2021-SSCP, Class B, (1 mo. LIBOR US + 1.10%), 1.21%, 04/15/36(a)(c)		3,731	3,704,030
Series 2021-SSCP, Class C, (1 mo. LIBOR US + 1.35%), 1.46%, 04/15/36(a)(c)		4,582	4,548,888
Series 2021-SSCP, Class D, (1 mo. LIBOR US + 1.60%), 1.71%, 04/15/36(a)(c)		4,292	4,259,680
Series 2021-SSCP, Class E, (1 mo. LIBOR US + 2.10%), 2.21%, 04/15/36(a)(c)		3,650	3,622,514
Series 2021-SSCP, Class F, (1 mo. LIBOR US + 2.90%), 3.01%, 04/15/36(a)(c)		3,508	3,487,028
Series 2021-SSCP, Class G, (1 mo. LIBOR US + 3.80%), 3.91%, 04/15/36(a)(c)		3,947	3,939,259
Series 2021-SSCP, Class H, (1 mo. LIBOR US + 4.90%), 5.01%, 04/15/36(a)(c)		2,773	2,767,687
Benchmark Mortgage Trust
Series 2018-B3, Class D, 3.04%, 04/10/51(a)(c)		210	193,416
Series 2018-B5, Class A3, 3.94%, 07/15/51		4,840	5,321,519
Series 2019-B10, Class 3CCA, 3.90%, 03/15/62(a)(c)		3,610	3,772,924
BFLD Trust, Series 2020-EYP, Class E, (1 mo. LIBOR US + 3.70%), 3.81%, 10/15/35(a)(c)		5,885	5,881,695
BHMS, Series 2018-ATLS, Class A, (1 mo. LIBOR US + 1.25%), 1.36%, 07/15/35(a)(c)		2,770	2,768,222
BWAY Mortgage Trust
Series 2013-1515, Class A2, 3.45%, 03/10/33(a)		3,004	3,143,924
Series 2013-1515, Class D, 3.63%, 03/10/33(a)		1,400	1,432,293
Series 2013-1515, Class E, 3.72%, 03/10/33(a)		250	252,990
Series 2013-1515, Class F, 3.93%, 03/10/33(a)(c)		250	247,705
BX Commercial Mortgage Trust
Series 2018-BIOA, Class E, (1 mo. LIBOR US + 1.95%), 2.06%, 03/15/37(a)(c)		1,171	1,168,617
Series 2018-BIOA, Class F, (1 mo. LIBOR US + 2.47%), 2.58%, 03/15/37(a)(c)		8,033	7,957,808
Series 2018-IND, Class G, (1 mo. LIBOR US + 2.05%), 2.16%, 11/15/35(a)(c)		2,324	2,318,166
Series 2018-IND, Class H, (1 mo. LIBOR US + 3.00%), 3.11%, 11/15/35(a)(c)		11,634	11,590,196
Series 2019-XL, Class G, (1 mo. LIBOR US + 2.30%), 2.41%, 10/15/36(a)(c)		18,463	18,312,690
Series 2019-XL, Class J, (1 mo. LIBOR US + 2.65%), 2.76%, 10/15/36(a)(c)		25,571	25,298,418
Series 2020-BXLP, Class F, (1 mo. LIBOR US + 2.00%), 2.11%, 12/15/36(a)(c)		18,852	18,698,607

2021

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BX Commercial Mortgage Trust
Series 2020-BXLP, Class G, (1 mo. LIBOR US + 2.50%), 2.61%, 12/15/36(a)(c)	USD	5,670	$ 5,606,215
Series 2020-FOX, Class E, (1 mo. LIBOR US + 3.60%), 3.71%, 11/15/32(a)(c)		6,313	6,310,701
Series 2020-VIV2, Class C, 3.54%, 03/09/44(a)(c)		2,550	2,583,236
Series 2020-VIV3, Class B, 3.54%, 03/09/44(a)(c)		320	331,101
Series 2020-VIV4, Class A, 2.84%, 03/09/44(a)		4,098	4,205,464
Series 2020-VKNG, Class F, (1 mo. LIBOR US + 2.75%), 2.86%, 10/15/37(a)(c)		3,841	3,814,565
Series 2021-21M, Class E, (1 mo. LIBOR US + 2.17%), 2.28%, 10/15/36(a)(c)		5,661	5,589,996
Series 2021-CIP, Class E, (1 mo. LIBOR US + 2.82%), 2.92%, 12/15/28(a)(c)		8,799	8,796,341
Series 2021-NWM, Class A, (1 mo. LIBOR US + 0.91%), 1.02%, 02/15/33(a)(c)(d)		17,038	16,974,107
Series 2021-NWM, Class B, (1 mo. LIBOR US + 2.15%), 2.26%, 02/15/33(a)(c)(d)		10,439	10,399,854
Series 2021-NWM, Class C, (1 mo. LIBOR US + 4.25%), 4.36%, 02/15/33(a)(c)(d)		6,988	6,961,795
Series 2021-XL2, Class F, (1 mo. LIBOR US + 2.24%), 2.35%, 10/15/38(a)(c)		4,239	4,216,804
BX Trust
Series 2019-OC11, Class A, 3.20%, 12/09/41(a)		1,183	1,245,182
Series 2019-OC11, Class D, 4.08%, 12/09/41(a)(c)		8,267	8,506,779
Series 2019-OC11, Class E, 4.08%, 12/09/41(a)(c)		8,492	8,410,846
Series 2021-ARIA, Class D, (1 mo. LIBOR US + 1.90%), 2.01%, 10/15/36(a)(c)		2,090	2,080,837
Series 2021-ARIA, Class G, (1 mo. LIBOR US + 3.14%), 3.25%, 10/15/36(a)(c)		6,604	6,563,313
Series 2021-LBA, Class FJV, (1 mo. LIBOR US + 2.40%), 2.51%, 02/15/36(a)(c)		6,390	6,290,462
Series 2021-LBA, Class FV, (1 mo. LIBOR US + 2.40%), 2.51%, 02/15/36(a)(c)		5,128	5,048,121
Series 2021-LBA, Class GJV, (1 mo. LIBOR US + 3.00%), 3.11%, 02/15/36(a)(c)		8,390	8,254,283
Series 2021-LBA, Class GV, (1 mo. LIBOR US + 3.00%), 3.11%, 02/15/36(a)(c)		6,640	6,532,591
Series 2021-MFM1, Class E, (1 mo. LIBOR US + 2.25%), 2.36%, 01/15/34(a)(c)		1,650	1,637,386
Series 2021-MFM1, Class F, (1 mo. LIBOR US + 3.00%), 3.11%, 01/15/34(a)(c)		2,550	2,540,377
Series 2021-SOAR, Class G, (1 mo. LIBOR US + 2.80%), 2.91%, 06/15/38(a)(c)		12,106	11,991,960
Series 2021-SOAR, Class J, (1 mo. LIBOR US + 3.75%), 3.86%, 06/15/38(a)(c)		10,660	10,527,577
BXP Trust
Series 2017-CC, Class D, 3.55%, 08/13/37(a)(c)		750	753,953
Series 2017-CC, Class E, 3.55%, 08/13/37(a)(c)		1,450	1,432,308
Series 2017-GM, Class D, 3.43%, 06/13/39(a)(c)		590	601,207
Series 2017-GM, Class E, 3.43%, 06/13/39(a)(c)		1,240	1,231,755
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BXP Trust
Series 2021-601L, Class D, 2.78%, 01/15/44(a)(c)	USD	2,789	$ 2,570,522
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, (1 mo. LIBOR US + 1.75%), 1.86%, 12/15/37(a)(c)		3,618	3,615,171
CD Mortgage Trust, Series 2017-CD5, Class B, 3.96%, 08/15/50(c)		2,091	2,234,770
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3, 3.87%, 01/10/48		410	441,098
Series 2018-TAN, Class A, 4.24%, 02/15/33(a)		1,860	1,900,948
Series 2018-TAN, Class B, 4.69%, 02/15/33(a)		2,274	2,317,911
Series 2018-TAN, Class C, 5.30%, 02/15/33(a)		1,160	1,184,606
Series 2018-TAN, Class E, 6.45%, 02/15/33(a)(c)		670	681,459
CFK Trust, Series 2019-FAX, Class D, 4.64%, 01/15/39(a)(c)		2,643	2,820,457
CHC Commercial Mortgage Trust, Series 2019-CHC, Class B, (1 mo. LIBOR US + 1.50%), 1.61%, 06/15/34(a)(c)		7,240	7,195,065
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class C, 5.09%, 03/10/47(c)		440	462,376
Series 2015-GC27, Class B, 3.77%, 02/10/48		990	1,018,967
Series 2016-C1, Class D, 4.94%, 05/10/49(a)(c)		450	452,016
Series 2016-GC37, Class C, 4.93%, 04/10/49(c)		640	672,222
Series 2016-P3, Class C, 4.89%, 04/15/49(c)		30	30,858
Series 2016-P3, Class D, 2.80%, 04/15/49(a)(c)		136	111,686
Series 2017-C4, Class A4, 3.47%, 10/12/50		1,220	1,309,859
Series 2018-C6, Class A4, 4.41%, 11/10/51		1,960	2,239,945
Series 2019-PRM, Class D, 4.35%, 05/10/36(a)		1,120	1,156,582
Series 2019-PRM, Class E, 4.73%, 05/10/36(a)(c)		5,271	5,375,335
Series 2019-PRM, Class F, 4.73%, 05/10/36(a)(c)		5,180	5,167,966
Series 2019-SMRT, Class D, 4.75%, 01/10/36(a)(c)		7,200	7,457,892
Series 2019-SMRT, Class E, 4.75%, 01/10/36(a)(c)		419	430,375
Series 2020-420K, Class E, 3.31%, 11/10/42(a)(c)		1,540	1,408,654
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2017-CD3, Class A4, 3.63%, 02/10/50		850	914,702
Cold Storage Trust
Series 2020-ICE5, Class E, (1 mo. LIBOR US + 2.77%), 2.88%, 11/15/37(a)(c)		9,270	9,234,240
Series 2020-ICE5, Class F, (1 mo. LIBOR US + 3.49%), 3.60%, 11/15/37(a)(c)		4,266	4,260,408
Commercial Mortgage Pass-Through Certificates
Series 2014-CR15, Class C, 4.69%, 02/10/47(c)		3,920	4,108,803

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Pass-Through Certificates
Series 2014-CR18, Class A4, 3.55%, 07/15/47	USD	329	$ 339,136
Series 2015-LC21, Class C, 4.33%, 07/10/48(c)		1,600	1,659,620
Series 2017-COR2, Class D, 3.00%, 09/10/50(a)		179	165,590
Series 2018-HCLV, Class B, (1 mo. LIBOR US + 1.40%), 1.51%, 09/15/33(a)(c)		1,420	1,405,250
Commercial Mortgage Trust
Series 2013-GAM, Class A2, 3.37%, 02/10/28(a)		1,410	1,401,107
Series 2013-GAM, Class E, 3.42%, 02/10/28(a)(c)		2,270	2,143,733
Series 2014-CR21, Class A3, 3.53%, 12/10/47		1,334	1,385,650
Series 2015-LC19, Class D, 2.87%, 02/10/48(a)		76	72,951
Series 2015-LC23, Class A4, 3.77%, 10/10/48		1,040	1,115,040
Series 2016-667M, Class D, 3.18%, 10/10/36(a)(c)		630	599,491
CORE Mortgage Trust, Series 2019-CORE, Class F, (1 mo. LIBOR US + 2.35%), 2.46%, 12/15/31(a)(c)		2,560	2,511,249
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, (1 mo. LIBOR US + 2.15%), 2.26%, 05/15/36(a)(c)		2,600	2,597,468
Credit Suisse Mortgage Trust
Series 2017-CALI, Class C, 3.78%, 11/10/32(a)(c)		1,729	1,763,609
Series 2017-PFHP, Class A, (1 mo. LIBOR US + 0.95%), 1.06%, 12/15/30(a)(c)		900	899,913
Series 2017-TIME, Class A, 3.65%, 11/13/39(a)		850	853,813
Series 2020-FACT, Class E, (1 mo. LIBOR US + 4.86%), 4.97%, 10/15/37(a)(c)		4,380	4,427,901
Series 2020-NET, Class D, 3.70%, 08/15/37(a)(c)		710	722,696
Series 2020-NET, Class E, 3.70%, 08/15/37(a)(c)		3,580	3,612,700
Series 2021-BHAR, Class E, (1 mo. LIBOR US + 3.50%), 3.61%, 11/15/38(a)(c)		1,166	1,166,211
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4, 3.50%, 06/15/57		1,160	1,222,495
Series 2016-C5, Class B, 4.46%, 11/15/48(c)		2,410	2,561,206
Series 2018-C14, Class C, 4.92%, 11/15/51(c)		300	330,346
Series 2018-CX12, Class A4, 4.22%, 08/15/51(c)		460	514,535
Series 2018-CX12, Class C, 4.74%, 08/15/51(c)		570	614,075
Series 2019-C15, Class A4, 4.05%, 03/15/52		4,080	4,551,557
Series 2019-C15, Class D, 3.00%, 03/15/52(a)		294	255,082
Series 2019-C16, Class C, 4.24%, 06/15/52(c)		2,919	3,057,732
Series 2020-C19, Class A3, 2.56%, 03/15/53		6,155	6,276,374
DBGS Mortgage Trust
Series 2018-5BP, Class B, (1 mo. LIBOR US + 0.98%), 1.09%, 06/15/33(a)(c)		2,890	2,872,013
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
DBGS Mortgage Trust
Series 2019-1735, Class F, 4.20%, 04/10/37(a)(c)	USD	1,144	$ 1,039,098
Del Amo Fashion Center Trust, Series 2017-AMO, Class D, 3.64%, 06/05/35(a)(c)		962	846,000
Deutsche Bank JPMorgan Mortgage Trust, Series 2016-C1, Class A4, 3.28%, 05/10/49		1,430	1,503,988
Deutsche Bank UBS Mortgage Trust
Series 2017-BRBK, Class A, 3.45%, 10/10/34(a)		2,540	2,640,691
Series 2017-BRBK, Class D, 3.53%, 10/10/34(a)(c)		1,800	1,819,098
Series 2017-BRBK, Class E, 3.53%, 10/10/34(a)(c)		3,560	3,540,111
Series 2017-BRBK, Class F, 3.53%, 10/10/34(a)(c)		1,270	1,242,413
ELP Commercial Mortgage Trust
Series 2021-ELP, Class G, (1 mo. LIBOR US + 3.12%), 3.23%, 11/15/38(a)(c)		6,008	5,966,598
Series 2021-ELP, Class J, (1 mo. LIBOR US + 3.61%), 3.73%, 11/15/38(a)(c)		2,327	2,314,855
Extended Stay America Trust
Series 2021-ESH, Class D, (1 mo. LIBOR US + 2.25%), 2.36%, 07/15/38(a)(c)		12,336	12,335,812
Series 2021-ESH, Class E, (1 mo. LIBOR US + 2.85%), 2.96%, 07/15/38(a)(c)		7,988	7,988,428
Series 2021-ESH, Class F, (1 mo. LIBOR US + 3.70%), 3.81%, 07/15/38(a)(c)		8,337	8,336,641
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.59%, 10/25/27(a)(c)		1,190	1,216,360
Series 2018-K74, Class B, 4.09%, 02/25/51(a)(c)		120	129,641
Series 2018-K80, Class B, 4.23%, 08/25/50(a)(c)		1,510	1,675,385
FRESB Mortgage Trust, Series 2018-SB53, Class A10F, 3.63%, 06/25/28(c)		1,203	1,276,951
GCT Commercial Mortgage Trust
Series 2021-GCT, Class A, (1 mo. LIBOR US + 0.80%), 0.91%, 02/15/38(a)(c)		1,870	1,867,755
Series 2021-GCT, Class D, (1 mo. LIBOR US + 2.35%), 2.46%, 02/15/38(a)(c)		440	440,084
Grace Trust, Series 2020-GRCE, Class E, 2.68%, 12/10/40(a)(c)		3,335	2,974,932
GS Mortgage Securities Corp. II
Series 2005-ROCK, Class A, 5.37%, 05/03/32(a)		2,750	3,061,779
Series 2012-TMS, qClass D, 3.46%, 12/10/30(a)(c)		1,210	1,159,271
GS Mortgage Securities Corp. Trust
Series 2017-GPTX, Class A, 2.86%, 05/10/34(a)		2,290	2,283,974
Series 2019-BOCA, Class A, (1 mo. LIBOR US + 1.20%), 1.31%, 06/15/38(a)(c)		1,431	1,430,112
Series 2020-TWN3, Class B, (1 mo. LIBOR US + 2.50%), 2.61%, 11/15/37(a)(c)		320	321,531
Series 2020-TWN3, Class D, (1 mo. LIBOR US + 3.70%), 3.81%, 11/15/37(a)(c)		200	201,947
Series 2021-DM, Class F, (1 mo. LIBOR US + 3.44%), 3.54%, 11/15/36(a)(c)		1,835	1,834,581

2021

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust
Series 2012-GCJ9, Class C, 4.45%, 11/10/45(a)(c)	USD	1,507	$ 1,530,600
Series 2014-GC20, Class B, 4.53%, 04/10/47(c)		140	142,164
Series 2015-590M, Class E, 3.81%, 10/10/35(a)(c)		1,790	1,743,246
Series 2015-GC32, Class C, 4.42%, 07/10/48(c)		290	301,467
Series 2015-GS1, Class A3, 3.73%, 11/10/48		670	716,795
Series 2017-GS7, Class D, 3.00%, 08/10/50(a)		530	488,972
Series 2019-GSA1, Class C, 3.81%, 11/10/52(c)		520	539,204
GSCG Trust, Series 2019-600C, Class F, 3.99%, 09/06/34(a)(c)		3,090	2,996,272
HMH Trust, Series 2017-NSS, Class A, 3.06%, 07/05/31(a)		3,390	3,392,524
HONO Mortgage Trust, Series 2021-LULU, Class E, (1 mo. LIBOR US + 3.35%), 3.46%, 10/15/36(a)(c)		1,089	1,086,621
Hudson Yards Mortgage Trust
Series 2019-30HY, Class E, 3.44%, 07/10/39(a)(c)		2,178	2,169,380
Series 2019-55HY, Class F, 2.94%, 12/10/41(a)(c)		4,179	3,865,915
IMT Trust
Series 2017-APTS, Class AFX, 3.48%, 06/15/34(a)		1,540	1,598,090
Series 2017-APTS, Class DFX, 3.50%, 06/15/34(a)(c)		1,600	1,616,336
Series 2017-APTS, Class EFX, 3.50%, 06/15/34(a)(c)		810	806,946
Independence Plaza Trust
Series 2018-INDP, Class B, 3.91%, 07/10/35(a)		700	717,727
Series 2018-INDP, Class C, 4.16%, 07/10/35(a)		1,600	1,642,371
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class B, 4.55%, 09/15/47(c)		670	684,880
Series 2015-C33, Class D1, 4.11%, 12/15/48(a)(c)		1,873	1,814,645
JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class A4, 4.21%, 06/15/51		965	1,081,310
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2021-MHC, Class F, (1 mo. LIBOR US + 2.95%), 3.06%, 04/15/38(a)(c)		6,630	6,621,938
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-CBX, Class A4FL, (1 mo. LIBOR US + 1.30%), 1.41%, 06/15/45(a)(c)		72	71,601
Series 2015-JP1, Class C, 4.72%, 01/15/49(c)		710	752,411
Series 2016-NINE, Class A, 2.85%, 09/06/38(a)(c)		647	670,807
Series 2017-FL10, Class E, (1 mo. LIBOR US + 3.90%), 4.01%, 06/15/32(a)(c)		560	558,981
Series 2017-JP5, Class D, 4.60%, 03/15/50(a)(c)		547	545,390
Series 2017-JP6, Class A5, 3.49%, 07/15/50		1,180	1,265,547
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2017-JP7, Class B, 4.05%, 09/15/50	USD	320	$ 342,693
Series 2018-AON, Class A, 4.13%, 07/05/31(a)		2,825	2,928,149
Series 2018-PHH, Class A, (1 mo. LIBOR US + 1.06%), 2.56%, 06/15/35(a)(c)		1,938	1,927,858
Series 2018-WPT, Class DFX, 5.35%, 07/05/33(a)		1,996	2,054,008
Series 2019-COR5, Class A3, 3.12%, 06/13/52		1,700	1,783,788
Series 2019-COR5, Class C, 3.75%, 06/13/52		988	1,003,890
Series 2019-MFP, Class E, (1 mo. LIBOR US + 2.16%), 2.27%, 07/15/36(a)(c)		2,460	2,414,122
Series 2019-MFP, Class F, (1 mo. LIBOR US + 3.00%), 3.11%, 07/15/36(a)(c)		4,361	4,254,435
Series 2020-609M, Class D, (1 mo. LIBOR US + 2.77%), 2.88%, 10/15/33(a)(c)		1,600	1,596,118
Series 2021-MHC, Class E, (1 mo. LIBOR US + 2.45%), 2.56%, 04/15/38(a)(c)		6,310	6,298,049
KKR Industrial Portfolio Trust, Series 2021-KDIP, Class F, (1 mo. LIBOR US + 2.05%), 2.16%, 12/15/37(a)(c)		2,490	2,443,175
KNDL Mortgage Trust
Series 2019-KNSQ, Class E, (1 mo. LIBOR US + 1.80%), 1.91%, 05/15/36(a)(c)		11,283	11,269,484
Series 2019-KNSQ, Class F, (1 mo. LIBOR US + 2.00%), 2.11%, 05/15/36(a)(c)		2,550	2,527,834
Lehman Brothers Small Balance Commercial Mortgage Trust
Series 2006-2A, Class M3, (1 mo. LIBOR US + 0.45%), 0.55%, 09/25/36(a)(c)		2,548	2,473,146
Series 2007-1A, Class 1A, (1 mo. LIBOR US + 0.25%), 0.35%, 03/25/37(a)(c)		304	300,126
Life Mortgage Trust, Series 2021-BMR, Class F, (1 mo. LIBOR US + 2.35%), 2.46%, 03/15/38(a)(c)		7,980	7,959,581
LSTAR Commercial Mortgage Trust, Series 2015-3, Class AS, 3.17%, 04/20/48(a)(c)		217	220,780
MAD Mortgage Trust
Series 2017-330M, Class D, 3.98%, 08/15/34(a)(c)		1,085	1,092,850
Series 2017-330M, Class E, 4.03%, 08/15/34(a)(c)		1,846	1,832,556
Manhattan West Mortgage Trust, Series 2020-1MW, Class D, 2.34%, 09/10/39(a)(c)		1,259	1,211,275
Med Trust, Series 2021-MDLN, Class G, (1 mo. LIBOR US + 5.25%), 5.36%, 11/15/38(a)(c)		33,853	33,516,749
MF1, Series 2021-W10, Class G, (SOFR (30-day) + 4.22%), 4.27%, 12/15/34(a)(c)		1,005	1,007,976
MFT Trust
Series 2020-ABC, Class C, 3.48%, 02/10/42(a)(c)		6,719	6,410,410
Series 2020-ABC, Class D, 3.48%, 02/10/42(a)(c)		2,188	2,042,027
MHC Commercial Mortgage Trust
Series 2021-MHC, Class E, (1 mo. LIBOR US + 2.10%), 2.21%, 04/15/38(a)(c)		15,630	15,605,483
Series 2021-MHC, Class F, (1 mo. LIBOR US + 2.60%), 2.71%, 04/15/38(a)(c)		6,420	6,409,933

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class A4, 3.72%, 07/15/50	USD	1,016	$ 1,078,283
Series 2015-C23, Class D, 4.14%, 07/15/50(a)(c)		110	108,323
Series 2015-C25, Class B, 4.53%, 10/15/48(c)		2,910	3,094,681
Series 2015-C25, Class C, 4.53%, 10/15/48(c)		430	449,845
Series 2015-C26, Class D, 3.06%, 10/15/48(a)		209	200,440
Series 2017-C33, Class C, 4.56%, 05/15/50(c)		840	865,826
Morgan Stanley Capital I Trust
Series 2007-T27, Class AJ, 6.01%, 06/11/42(c)		1,666	1,675,687
Series 2014-150E, Class D, 4.30%, 09/09/32(a)(c)		3,015	3,030,864
Series 2014-150E, Class F, 4.30%, 09/09/32(a)(c)		508	482,956
Series 2015-MS1, Class A4, 3.78%, 05/15/48(c)		420	446,629
Series 2015-MS1, Class C, 4.03%, 05/15/48(c)		1,060	1,057,529
Series 2015-MS1, Class D, 4.03%, 05/15/48(a)(c)		158	146,621
Series 2017-CLS, Class E, (1 mo. LIBOR US + 1.95%), 2.06%, 11/15/34(a)(c)		471	469,963
Series 2017-CLS, Class F, (1 mo. LIBOR US + 2.60%), 2.71%, 11/15/34(a)(c)		6,092	6,065,194
Series 2017-H1, Class C, 4.28%, 06/15/50(c)		560	587,712
Series 2017-H1, Class D, 2.55%, 06/15/50(a)		4,190	3,670,950
Series 2017-HR2, Class D, 2.73%, 12/15/50		430	379,956
Series 2018-H3, Class A5, 4.18%, 07/15/51		175	196,199
Series 2018-H3, Class C, 4.86%, 07/15/51(c)		420	464,307
Series 2018-H4, Class C, 5.07%, 12/15/51(c)		670	717,842
Series 2018-L1, Class A3, 4.14%, 10/15/51		940	1,038,152
Series 2018-MP, Class E, 4.28%, 07/11/40(a)(c)		2,730	2,431,869
Series 2018-SUN, Class A, (1 mo. LIBOR US + 0.90%), 1.01%, 07/15/35(a)(c)		1,410	1,407,327
Series 2018-SUN, Class F, (1 mo. LIBOR US + 2.55%), 2.66%, 07/15/35(a)(c)		417	412,030
Series 2019-L2, Class A4, 4.07%, 03/15/52		1,485	1,663,453
Series 2019-NUGS, Class E, (1 mo. LIBOR US + 2.24%), 3.74%, 12/15/36(a)(c)		1,066	1,063,278
Series 2020-L4, Class D, 2.50%, 02/15/53(a)		120	105,978
Morgan Stanley Capital I, Inc., Series 2018-H3, Class D, 3.00%, 07/15/51(a)		549	504,538
MSCG Trust
Series 2018-SELF, Class E, (1 mo. LIBOR US + 2.15%), 2.26%, 10/15/37(a)(c)		743	739,265
Series 2018-SELF, Class F, (1 mo. LIBOR US + 3.05%), 3.16%, 10/15/37(a)(c)		3,450	3,423,787
MSDB Trust, Series 2017-712F, Class B, 3.45%, 07/11/39(a)(c)		1,650	1,712,793
Natixis Commercial Mortgage Securities Trust
Series 2018-FL1, Class A, (1 mo. LIBOR US + 0.95%), 1.06%, 06/15/35(a)(c)		635	627,842
Series 2018-FL1, Class MCR1, (1 mo. LIBOR US + 2.35%), 2.46%, 06/15/35(a)(c)		443	437,846
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Natixis Commercial Mortgage Securities Trust
Series 2018-SOX, Class A, 4.40%, 06/17/38(a)	USD	4,162	$ 4,553,614
Series 2019-LVL, Class D, 4.44%, 08/15/38(a)		1,550	1,495,791
Series 2020-AGC, Class A, (1 mo. LIBOR US + 2.55%), 2.95%, 08/18/25(a)(c)		19,914	20,217,237
Olympic Tower Mortgage Trust, Series 2017-OT, Class E, 3.95%, 05/10/39(a)(c)		2,910	2,590,783
One Market Plaza Trust, Series 2017-1MKT, Class D, 4.15%, 02/10/32(a)		4,327	4,320,883
One New York Plaza Trust, Series 2020-1NYP, Class D, (1 mo. LIBOR US + 2.75%), 2.86%, 01/15/36(a)(c)		960	959,999
PFP Ltd.
Series 2019-5, Class A, (1 mo. LIBOR US + 0.97%), 1.08%, 04/14/36(a)(c)		289	288,581
Series 2019-5, Class AS, (1 mo. LIBOR US + 1.42%), 1.53%, 04/14/36(a)(c)		900	899,112
Scorpio European Loan Conduit No. 34 DAC, Series 34A, Class C, (3 mo. LIBOR GBP + 2.10%), 2.21%, 05/17/29(a)(c)	GBP	1,172	1,586,983
SG Commercial Mortgage Securities Trust, Series 2019-PREZ, Class D, 3.48%, 09/15/39(a)(c)	USD	2,200	2,150,803
SREIT Trust
Series 2021-MFP, Class F, (1 mo. LIBOR US + 2.62%), 2.73%, 11/15/38(a)(c)		5,400	5,357,497
Series 2021-MFP2, Class F, (1 mo. LIBOR US + 2.62%), 2.72%, 11/15/36(a)(c)		4,101	4,080,743
Series 2021-MFP2, Class J, (1 mo. LIBOR US + 3.92%), 4.02%, 11/15/36(a)(c)		1,378	1,372,397
TPGI Trust
Series 2021-DGWD, Class F, (1 mo. LIBOR US + 3.00%), 3.11%, 06/15/26(a)(c)		1,830	1,813,454
Series 2021-DGWD, Class G, (1 mo. LIBOR US + 3.85%), 3.96%, 06/15/26(a)(c)		1,275	1,264,709
U.S.
Series 2018-USDC, Class E, 4.49%, 05/13/38(a)(c)		1,890	1,571,752
Series 2018-USDC, Class F, 4.49%, 05/13/38(a)(c)		1,420	1,072,806
UBS Commercial Mortgage Trust, Series 2017-C7, Class A4, 3.68%, 12/15/50		880	953,178
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class D, 5.05%, 08/10/49(a)(c)		570	577,522
VCC Trust, Series 2020-MC1, Class A, 4.50%, 06/25/45(a)(c)		3,982	3,998,586
Velocity Commercial Capital Loan Trust
Series 2014-1, Class M7, 8.02%, 09/25/44(a)(c)		2,346	2,179,945
Series 2016-1, Class M4, 8.62%, 04/25/46(a)(c)		173	172,660
Series 2016-2, Class M4, 7.23%, 10/25/46(c)		309	310,092
Series 2017-1, Class M2, 4.45%, 05/25/47(a)(c)		236	235,849
Series 2017-1, Class M3, 5.35%, 05/25/47(a)(c)		410	413,506
Series 2017-2, Class M3, 4.24%, 11/25/47(a)(c)		364	365,499

2021

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Velocity Commercial Capital Loan Trust
Series 2017-2, Class M4, 5.00%, 11/25/47(a)(c)	USD	220	$ 222,543
Series 2018-1, Class M2, 4.26%, 04/25/48(a)		214	218,101
Series 2020-1, Class M1, 2.80%, 02/25/50(a)(c)		989	995,261
Series 2020-1, Class M2, 2.98%, 02/25/50(a)(c)		1,083	1,080,493
Series 2021-4, Class A, 2.52%, 12/26/51(a)(c)		13,896	13,893,493
Series 2021-4, Class M4, 4.48%, 12/26/51(a)(c)		1,217	1,216,664
VNDO Trust, Series 2016-350P, Class D, 3.90%, 01/10/35(a)(c)		3,390	3,402,599
Wells Fargo Commercial Mortgage Trust
Series 2015-P2, Class D, 3.24%, 12/15/48(a)		884	773,806
Series 2016-C32, Class A3FL, (1 mo. LIBOR US + 1.42%), 1.53%, 01/15/59(c)		3,189	3,175,484
Series 2016-C34, Class A3FL, (1 mo. LIBOR US + 1.04%), 1.15%, 06/15/49(a)(c)		1,830	1,847,299
Series 2016-NXS5, Class B, 4.95%, 01/15/59(c)		860	923,352
Series 2017-C39, Class D, 4.34%, 09/15/50(a)(c)		594	550,706
Series 2017-C41, Class B, 4.19%, 11/15/50(c)		1,710	1,815,907
Series 2017-C41, Class D, 2.60%, 11/15/50(a)(c)		1,172	954,759
Series 2017-HSDB, Class A, (1 mo. LIBOR US + 0.85%), 0.96%, 12/13/31(a)(c)		1,508	1,496,509
Series 2018-1745, Class A, 3.75%, 06/15/36(a)(c)		1,987	2,152,981
Series 2018-C44, Class D, 3.00%, 05/15/51(a)		348	315,255
Series 2018-C45, Class C, 4.73%, 06/15/51		530	567,851
Series 2018-C48, Class B, 4.90%, 01/15/52(c)		3,612	4,082,037
Series 2019-C52, Class C, 3.56%, 08/15/52		465	468,848
Series 2020-SDAL, Class D, (1 mo. LIBOR US + 2.09%), 2.20%, 02/15/37(a)(c)		1,530	1,491,395
Series 2020-SDAL, Class E, (1 mo. LIBOR US + 2.74%), 2.85%, 02/15/37(a)(c)		1,300	1,251,761
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class B, 4.20%, 11/15/47(c)		770	766,232
			871,936,126
Interest Only Collateralized Mortgage Obligations — 0.0%
Fannie Mae
Series 2021-91, Class HI, 3.00%, 01/01/52		3,800	376,437
Series 2021-91, Class PI, 3.00%, 01/01/52		4,800	468,000
Freddie Mac, Series 5184, Class PI, 3.00%, 01/01/52		5,810	566,475
Ginnie Mae
Series 2021-214, Class AI, 4.00%, 12/01/51		7,522	954,417
Series 2021-215, Class LI, 3.00%, 12/01/51		5,100	492,469
Series 2021-221, Class AI, 3.50%, 12/01/51		7,300	741,406
Series 2021-221, Class CI, 3.00%, 12/01/51(d)		3,500	310,625
JPMorgan Mortgage Trust
Series 2021-INV5, Class A2X, 0.50%, 12/25/51(a)(c)		110,846	1,735,856
Series 2021-INV5, Class A5X, 0.50%, 12/25/51(a)(c)		6,520	99,500
Security		Par (000)	Value
Interest Only Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust
Series 2021-INV5, Class AX1, 0.19%, 12/25/51(a)(c)	USD	117,367	$ 657,723
Series 2021-INV7, Class A2X, 0.50%, 02/25/52(a)(c)		31,486	625,367
Series 2021-INV7, Class A3X, 0.50%, 02/25/52(a)(c)		20,043	234,747
Series 2021-INV7, Class A4X, 0.50%, 02/25/52(a)(c)		6,756	291,100
Series 2021-INV7, Class A5X, 0.50%, 02/25/52(a)(c)		3,428	68,091
Series 2021-INV7, Class AX1, 0.27%, 02/25/52(a)(c)		61,713	554,770
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class BIO, 1.81%, 07/25/56(a)(c)		3,198	314,145
Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 22.69%, 02/25/38(a)(c)		12,870	4,005,392
			12,496,520
Interest Only Commercial Mortgage-Backed Securities — 0.2%
245 Park Avenue Trust, Series 2017-245P, Class XA, 0.15%, 06/05/37(a)(c)		13,000	120,809
Banc of America Commercial Mortgage Trust
Series 2017-BNK3, Class XB, 0.63%, 02/15/50(c)		11,850	360,393
Series 2017-BNK3, Class XD, 1.28%, 02/15/50(a)(c)		5,000	287,150
BANK, Series 2019-BN20, Class XB, 0.36%, 09/15/62(c)		39,279	1,063,263
Barclays Commercial Mortgage Trust, Series 2019-C3, Class XA, 1.34%, 05/15/52(c)		9,892	817,922
BBCMS Mortgage Trust
Series 2015-SRCH, Class XA, 0.93%, 08/10/35(a)(c)		17,062	689,999
Series 2020-C7, Class XB, 0.99%, 04/15/53(c)		1,596	123,722
Benchmark Mortgage Trust
Series 2019-B13, Class XA, 1.13%, 08/15/57(c)		57,886	3,860,125
Series 2019-B9, Class XA, 1.04%, 03/15/52(c)		13,317	830,154
Series 2020-B17, Class XB, 0.53%, 03/15/53(c)		7,100	253,257
Series 2020-B21, Class XA, 1.46%, 12/17/53(c)		9,316	959,575
Series 2021-B23, Class XA, 1.28%, 02/15/54(c)		27,556	2,449,433
Series 2021-B25, Class XA, 1.11%, 04/15/54(c)		15,035	1,234,661
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class XD, 1.70%, 01/10/48(a)(c)		5,497	340,546
Series 2016-C4, Class XB, 0.70%, 05/10/58(c)		5,810	167,909
Citigroup Commercial Mortgage Trust, Series 2020-420K, Class X, 0.83%, 11/10/42(a)(c)		46,500	2,844,712

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Pass-Through Certificates
Series 2013-CR6, Class XA, 1.00%, 03/10/46(c)	USD	15,816	$ 76,149
Series 2015-3BP, Class XA, 0.06%, 02/10/35(a)(c)		150,000	430,500
Series 2015-CR25, Class XA, 0.82%, 08/10/48(c)		4,534	115,398
Series 2018-COR3, Class XD, 1.75%, 05/10/51(a)(c)		3,200	297,370
CSAIL Commercial Mortgage Trust
Series 2017-CX10, Class XB, 0.13%, 11/15/50(c)		12,490	172,070
Series 2019-C16, Class XA, 1.56%, 06/15/52(c)		30,493	2,880,059
Series 2019-C17, Class XA, 1.36%, 09/15/52(c)		10,327	838,432
Series 2019-C17, Class XB, 0.56%, 09/15/52(c)		19,090	728,283
DBGS Mortgage Trust, Series 2019-1735, Class X, 0.29%, 04/10/37(a)(c)		21,535	446,636
Deutsche Bank JPMorgan Mortgage Trust, Series 2017-C6, Class XD, 1.00%, 06/10/50(c)		5,780	256,112
FREMF Mortgage Trust, Series 2019-KW08, Class X2A, 0.10%, 01/25/29(a)		151,393	853,628
GS Mortgage Securities Corp. II, Series 2005-ROCK, Class X1, 0.21%, 05/03/32(a)(c)		21,000	180,516
GS Mortgage Securities Trust
Series 2019-GSA1, Class XA, 0.83%, 11/10/52(c)		8,054	451,250
Series 2020-GSA2, Class XA, 1.74%, 12/12/53(a)(c)		37,302	4,499,760
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class XA, 0.82%, 09/15/47(c)		1,871	33,384
Series 2014-C23, Class XA, 0.60%, 09/15/47(c)		24,392	334,914
Series 2015-C29, Class XA, 0.62%, 05/15/48(c)		1,638	27,831
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, 0.75%, 12/15/49(a)(c)		4,940	153,602
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11, Class XB, 0.51%, 04/15/46(c)		4,570	30,599
Series 2016-JP3, Class XC, 0.75%, 08/15/49(a)(c)		13,040	399,113
Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class XA, 1.17%, 02/15/36(a)(c)		3,775	219,127
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 0.86%, 03/10/50(a)(c)		2,898	74,573
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19, Class XF, 1.18%, 12/15/47(a)(c)		4,370	137,218
Series 2015-C26, Class XD, 1.32%, 10/15/48(a)(c)		4,490	203,487
Security		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class XD, 1.61%, 03/15/49(a)(c)	USD	13,984	$ 860,995
Series 2017-H1, Class XD, 2.16%, 06/15/50(a)(c)		3,293	341,931
Series 2019-H6, Class XB, 0.72%, 06/15/52(c)		23,510	1,120,722
Series 2019-L2, Class XA, 1.02%, 03/15/52(c)		8,788	537,072
Olympic Tower Mortgage Trust, Series 2017-OT, Class XA, 0.38%, 05/10/39(a)(c)		36,697	723,298
One Market Plaza Trust
Series 2017-1MKT, Class XCP, 0.09%, 02/10/32(a)(c)		53,230	13,840
Series 2017-1MKT, Class XNCP, 0.00%, 02/10/32(a)(c)(d)		10,646	10,646
UBS Commercial Mortgage Trust
Series 2019-C17, Class XA, 1.48%, 10/15/52(c)		32,247	2,896,922
Series 2019-C18, Class XA, 1.03%, 12/15/52(c)		35,349	2,166,398
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS4, Class XA, 1.03%, 12/15/48(c)		2,282	76,692
Series 2016-BNK1, Class XD, 1.25%, 08/15/49(a)(c)		4,420	214,856
Series 2019-C50, Class XA, 1.41%, 05/15/52(c)		24,486	1,965,061
			41,172,074
Principal Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class B, 0.00%, 07/25/56(a)(m)		1,544	520,442
Total Non-Agency Mortgage-Backed Securities — 7.3% (Cost: $1,667,774,107)			1,656,652,310
Preferred Securities
Capital Trusts — 0.7%
Banks — 0.4%
Banco Davivienda SA, 6.65%(a)(k)		840	848,820
Banco Mercantil del Norte SA
5.88%(a)(k)		1,815	1,802,522
6.63%(a)(k)		1,650	1,639,997
Bangkok Bank PCL, 5.00%(e)(k)		2,634	2,729,977
Bank of America Corp., Series FF, 5.88%(k)		10,500	11,681,250
Bank of East Asia Ltd.
5.83%(e)(k)		1,881	1,977,401
5.88%(e)(k)		1,884	1,962,657
Burgan Bank SAK, 5.75%(e)(k)		1,729	1,733,106
Citigroup, Inc.
3.88%(k)		6,991	6,991,000
Series W, 4.00%(k)		18,332	18,469,490
Emirates NBD Bank PJSC
6.13%(e)(k)		3,599	3,764,329
6.13%(e)(k)		350	374,784
HDFC Bank Ltd., 3.70%(e)(k)		2,250	2,241,563
HSBC Holdings PLC, 4.70%(k)		10,677	10,677,000
Kasikornbank PCL, 5.28%(e)(k)		3,507	3,659,993
Kookmin Bank, 4.35%(e)(k)		1,307	1,361,567
Krung Thai Bank PCL, 4.40%(e)(k)		1,314	1,320,570

2021

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
Lehman Brothers Holdings Capital Trust VII, 5.86%(d)(f)(k)(l)	USD	1,888	$ —
Nanyang Commercial Bank Ltd., 5.00%(e)(k)		1,506	1,525,766
NBK Tier 1 Financing Ltd., 3.63%(a)(k)		3,798	3,746,965
Rizal Commercial Banking Corp., 6.50%(e)(k)		1,503	1,530,054
Shinhan Financial Group Co. Ltd., 2.88%(e)(k)		1,810	1,782,284
TMB Bank PCL, 4.90%(e)(k)		1,508	1,519,122
United Overseas Bank Ltd., 3.88%(e)(k)		300	307,556
Woori Bank, 4.25%(e)(k)		1,400	1,448,825
			85,096,598
Capital Markets — 0.3%
Bank of New York Mellon Corp.
3.70%(k)		2,900	2,965,250
Series F, 4.63%(k)		9,722	10,159,490
Charles Schwab Corp., Series H, 4.00%(k)		12,500	12,625,000
State Street Corp.
Series F, (3 mo. LIBOR US + 3.60%), 3.80%(c)(k)		1,338	1,341,187
Series H, 5.63%(k)		19,655	20,254,021
UBS Group AG
4.38%(a)(k)		2,280	2,252,184
7.00%(a)(k)		15,350	16,551,138
			66,148,270
Chemicals — 0.0%
Braskem Netherlands Finance BV, 8.50%(e)		993	1,151,756
Commercial Services & Supplies — 0.0%
King Talent Management Ltd., 5.60%(e)(k)		600	558,000
Diversified Financial Services — 0.0%
DBS Group Holdings Ltd., 3.30%(e)(k)		1,000	1,017,000
Electric Utilities — 0.0%
Vistra Corp., 7.00%(a)(k)		2,600	2,633,514
Insurance — 0.0%
Hanwha Life Insurance Co. Ltd., 4.70%(e)(k)		1,480	1,526,990
Heungkuk Life Insurance Co. Ltd., 4.48%(e)(k)		1,000	1,005,812
KDB Life Insurance Co. Ltd., 7.50%(e)(k)		630	623,700
Tongyang Life Insurance Co. Ltd., 5.25%(e)(k)		950	1,003,390
			4,159,892
Real Estate Management & Development — 0.0%
MAF Global Securities Ltd., 5.50%(e)(k)		1,341	1,355,081
Nan Fung Treasury III Ltd., 5.00%(e)(k)		1,370	1,374,966
NWD Finance BVI Ltd., 4.13%(e)(k)		4,014	3,943,755
			6,673,802
Total Capital Trusts — 0.7%			167,438,832
	Shares
Preferred Stocks — 0.1%
Household Durables — 0.1%
Dream Finders Homes, Inc.(d)	15,124	14,972,760
Total Preferred Stocks — 0.1%		14,972,760
Total Preferred Securities — 0.8% (Cost: $180,384,579)		182,411,592
Security	Shares	Value
Rights
Diversified Financial Services — 0.0%
Crown PropTech Acquisitions(d)	214,560	$ 111,571
Total Rights — 0.0% (Cost: $321,840)		111,571
		Par (000)
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.0%
Fannie Mae, 6.63%, 11/15/30	USD	1,450	2,047,710
Collateralized Mortgage Obligations — 0.6%
Fannie Mae
Series 2003-W5, Class A, (1 mo. LIBOR US + 0.11%), 0.21%, 04/25/33(c)		1	1,232
Series 2021-R01, Class 1B1, (SOFR (30-day) + 3.10%), 3.15%, 10/25/41(a)(c)		12,635	12,765,624
Series 2021-R02, Class 2B1, (SOFR (30-day) + 3.30%), 3.35%, 11/25/41(a)(c)		4,093	4,123,383
Series 2021-R03, Class 1B2, (SOFR (30-day) + 5.50%), 5.55%, 12/25/41(a)(c)		1,641	1,646,082
Freddie Mac
Series 2015-DN1, Class B, (1 mo. LIBOR US + 11.50%), 11.60%, 01/25/25(c)		370	375,820
Series 2015-HQ2, Class B, (1 mo. LIBOR US + 7.95%), 8.05%, 05/25/25(c)		515	535,042
Series 2017-DNA3, Class B1, (1 mo. LIBOR US + 4.45%), 4.55%, 03/25/30(c)		1,860	1,980,752
Series 2017-HRP1, Class M2, (1 mo. LIBOR US + 2.45%), 2.55%, 12/25/42(c)		460	463,332
Series 2020-DNA4, Class M2, (1 mo. LIBOR US + 3.75%), 3.85%, 08/25/50(a)(c)		950	954,550
Series 2020-DNA5, Class B1, (SOFR (30-day) + 4.80%), 4.85%, 10/25/50(a)(c)		990	1,048,051
Series 2020-DNA6, Class B1, (SOFR (30-day) + 3.00%), 3.05%, 12/25/50(a)(c)		3,640	3,664,646
Series 2020-HQA5, Class B1, (SOFR (30-day) + 4.00%), 4.05%, 11/25/50(a)(c)		2,410	2,516,617
Series 2021-DNA1, Class B1, (SOFR (30-day) + 2.65%), 2.70%, 01/25/51(a)(c)		8,510	8,498,269
Series 2021-DNA1, Class B2, (SOFR (30-day) + 4.75%), 4.80%, 01/25/51(a)(c)		5,220	5,285,003
Series 2021-DNA2, Class B1, (SOFR (30-day) + 3.40%), 3.45%, 08/25/33(a)(c)		7,000	7,190,587
Series 2021-DNA2, Class B2, (SOFR (30-day) + 6.00%), 6.05%, 08/25/33(a)(c)		6,320	6,910,167
Series 2021-DNA3, Class B1, (SOFR (30-day) + 3.50%), 3.55%, 10/25/33(a)(c)		7,155	7,413,246
Series 2021-DNA6, Class B1, (SOFR (30-day) + 3.40%), 3.45%, 10/25/41(a)(c)		21,459	21,593,541
Series 2021-DNA7, Class B1, (SOFR (30-day) + 3.65%), 3.70%, 11/25/41(a)(c)		12,766	12,965,073
Series 2021-DNA7, Class B2, (SOFR (30-day) + 7.80%), 7.85%, 11/25/41(a)(c)		7,703	8,097,192
Series 2021-HQA1, Class B1, (SOFR (30-day) + 3.00%), 3.05%, 08/25/33(a)(c)		8,632	8,652,719
Series 2021-HQA1, Class B2, (SOFR (30-day) + 5.00%), 5.05%, 08/25/33(a)(c)		5,190	5,305,005

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Freddie Mac
Series 2021-HQA3, Class B1, (SOFR (30-day) + 3.35%), 3.40%, 09/25/41(a)(c)	USD	4,716	$ 4,692,464
Series 2021-HQA4, Class B2, (SOFR (30-day) + 7.00%), 7.05%, 12/25/41(a)(c)		2,306	2,331,992
			129,010,389
Commercial Mortgage-Backed Securities — 0.0%
Fannie Mae, Series 2006-M2, Class A2A, 5.27%, 10/25/32(c)		570	613,590
Interest Only Collateralized Mortgage Obligations — 0.1%
Fannie Mae
Series 2020-32, Class PI, 4.00%, 05/25/50		7,999	1,186,356
Series 2020-96, Class IB, 3.00%, 01/25/51		5,909	793,121
Series 2021-3, Class JI, 2.50%, 02/25/51		9,037	1,140,096
Series 2021-50, Class IO, 4.00%, 08/25/51		11,203	1,834,121
Series 2021-65, Class PI, 3.00%, 10/25/51		6,481	669,659
Freddie Mac
Series 4940, Class PI, 4.00%, 07/25/49		3,603	373,926
Series 4995, Class BI, 4.50%, 06/25/50		3,768	634,178
Series 4999, Class QI, 4.00%, 05/25/50		4,089	613,072
Series 5014, Class DI, 4.00%, 09/25/50		2,846	420,615
Series 5018, Class CI, 4.50%, 10/25/50		3,729	601,620
Series 5029, Class GI, 2.00%, 10/25/50		4,749	495,319
Series 5057, Class TI, 3.00%, 11/25/50		7,677	1,165,531
Series 5082, Class IW, 3.00%, 03/25/51		6,082	765,989
Series 5097, Class ID, 2.50%, 04/25/51		8,007	1,034,555
Series 5100, Class MI, 3.50%, 09/25/48		6,273	979,984
Series 5129, Class IO, 3.00%, 09/25/50		3,164	317,565
Series 5139, Class IG, 3.00%, 09/25/51		7,411	796,556
Series 5142, Class IP, 3.00%, 09/25/51		3,345	342,102
Series 5142, Class PI, 3.00%, 09/25/51		4,140	432,995
Series 5145, Class HI, 3.00%, 09/25/51		2,928	322,049
Series 5155, Class JI, 3.00%, 10/25/51		6,874	708,932
Series 5155, Class KI, 3.00%, 10/25/51		3,683	409,857
Series 5155, Class NI, 3.00%, 10/25/51		8,042	819,653
Series 5167, Class MI, 3.00%, 11/25/51		4,209	468,155
Ginnie Mae
Series 2020-144, Class IO, 2.50%, 09/20/50		8,315	983,980
Series 2020-146, Class DI, 2.50%, 10/20/50		6,485	718,226
Series 2020-151, Class MI, 2.50%, 10/20/50		34,386	3,947,269
Series 2020-175, Class DI, 2.50%, 11/20/50		2,377	272,719
Series 2020-185, Class MI, 2.50%, 12/20/50		8,127	988,729
Series 2021-15, Class GI, 3.50%, 01/20/51		4,813	636,146
Series 2021-161, Class IB, 4.00%, 09/20/51		3,199	376,955
Series 2021-176, Class IA, 3.50%, 10/20/51		7,711	786,656
Series 2021-199, Class KI, 3.50%, 11/20/51		3,831	382,148
Series 2021-209, Class TJ, 3.50%, 11/20/51		3,470	350,773
Series 2021-78, Class IC, 4.00%, 05/20/51		5,187	651,518
			27,421,125
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Freddie Mac
Series K110, Class X1, 1.70%, 04/25/30(c)		8,472	1,010,859
Series K111, Class X1, 1.57%, 05/25/30(c)		20,290	2,314,163
Series K121, Class X1, 1.03%, 10/25/30(c)		13,874	1,059,745
Series K122, Class X1, 0.88%, 11/25/30(c)		7,722	520,788
Series KL06, Class XFX, 1.36%, 12/25/29		6,710	568,952
Series KW09, Class X1, 0.80%, 05/25/29(c)		36,887	1,827,749
Ginnie Mae
Series 2012-23, Class IO, 0.20%, 06/16/53(c)		1,503	9,125
Security		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Ginnie Mae
Series 2013-30, Class IO, 0.60%, 09/16/53(c)	USD	5,390	$ 90,166
Series 2013-63, Class IO, 0.76%, 09/16/51(c)		9,224	248,069
Series 2013-78, Class IO, 0.39%, 10/16/54(c)		6,491	115,049
Series 2015-173, Class IO, 0.69%, 09/16/55(c)		4,089	133,060
Series 2015-22, Class IO, 0.54%, 03/16/55(c)		4,524	104,035
Series 2015-37, Class IO, 0.68%, 10/16/56(c)		935	32,999
Series 2015-48, Class IO, 0.60%, 02/16/50(c)		2,084	59,391
Series 2016-110, Class IO, 0.94%, 05/16/58(c)		2,969	150,128
Series 2016-113, Class IO, 1.09%, 02/16/58(c)		4,103	242,284
Series 2016-125, Class IO, 0.82%, 12/16/57(c)		4,336	198,500
Series 2016-165, Class IO, 0.70%, 12/16/57(c)		1,989	88,095
Series 2016-26, Class IO, 0.75%, 02/16/58(c)		15,284	554,969
Series 2016-36, Class IO, 0.75%, 08/16/57(c)		1,233	47,528
Series 2016-92, Class IO, 0.62%, 04/16/58(c)		1,955	75,911
Series 2016-96, Class IO, 0.79%, 12/16/57(c)		4,644	208,792
			9,660,357
Mortgage-Backed Securities — 51.1%
Fannie Mae Mortgage-Backed Securities
2.00%, 10/01/31 - 11/01/50		15,375	15,620,214
2.50%, 09/01/27 - 12/01/35		107,515	111,803,538
3.00%, 04/01/28 - 08/01/50		143,534	151,836,670
3.50%, 08/01/28 - 08/01/50		96,273	103,204,110
4.00%, 08/01/31 - 01/01/51		63,755	69,189,612
4.50%, 02/01/25 - 02/01/50		207,840	228,294,638
5.00%, 11/01/32 - 05/01/49		25,529	28,373,237
5.50%, 12/01/32 - 04/01/41		13,678	15,353,411
6.00%, 02/01/34 - 06/01/41		8,167	9,328,776
6.50%, 05/01/40		1,599	1,842,425
Freddie Mac Mortgage-Backed Securities
2.00%, 10/01/51		28,425	28,362,643
2.50%, 04/01/27 - 04/01/31		12,485	12,989,175
3.00%, 09/01/27 - 08/01/50		132,241	139,713,688
3.50%, 02/01/31 - 06/01/50		110,861	119,076,404
4.00%, 08/01/40 - 06/01/50		106,169	116,462,144
4.50%, 02/01/39 - 10/01/50		102,386	111,444,880
5.00%, 07/01/35 - 11/01/48		6,786	7,618,841
5.50%, 02/01/35 - 06/01/41		1,818	2,077,849
Ginnie Mae Mortgage-Backed Securities
2.00%, 01/15/52(r)		359,216	362,459,099
2.50%, 01/15/52(r)		366,691	375,391,412
3.00%, 12/20/44 - 01/15/52(r)		537,685	556,390,667
3.50%, 01/15/42 - 01/15/52(r)		206,842	216,198,722
4.00%, 04/20/39 - 01/15/52(r)		99,015	104,830,948
4.50%, 12/20/39 - 01/15/52(r)		32,769	35,115,758
5.00%, 04/15/33 - 01/15/52(r)		34,823	37,398,213

2021

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities
1.50%, 01/01/37 - 01/01/52(r)	USD	388,182	$ 381,823,168
2.00%, 01/01/37 - 01/01/52(r)		2,832,005	2,827,863,409
2.50%, 01/01/37 - 01/01/52(r)		3,770,756	3,844,825,403
3.00%, 01/01/37 - 01/01/52(r)		489,372	507,052,409
3.50%, 01/01/37 - 01/01/52(r)		241,382	254,108,370
4.00%, 01/01/52(r)		681,056	724,242,066
5.00%, 01/01/52(r)		42,159	45,940,808
			11,546,232,707
Total U.S. Government Sponsored Agency Securities — 51.8% (Cost: $11,700,490,009)			11,714,985,878
U.S. Treasury Obligations
U.S. Treasury Bonds
4.63%, 02/15/40		10,812	15,529,157
1.13%, 05/15/40 - 08/15/40		18,140	15,868,957
3.88%, 08/15/40		10,812	14,250,301
1.38%, 11/15/40		9,070	8,265,746
4.25%, 11/15/40		10,812	14,955,192
1.75%, 08/15/41		286	277,092
2.50%, 02/15/45		102,915	113,178,359
2.75%, 11/15/47(s)		103,431	120,416,310
3.00%, 02/15/48(t)		102,915	125,612,582
U.S. Treasury Inflation Indexed Notes, 0.13%, 10/15/26		80,543	87,584,467
U.S. Treasury Notes
1.75%, 07/15/22 - 11/15/29		253,010	256,371,114
0.50%, 03/15/23 - 05/31/27		436,195	428,242,042
0.13%, 03/31/23 - 05/31/23		102,915	102,360,224
0.25%, 04/15/23		167,495	166,932,321
1.50%, 10/31/24 - 02/15/30		85,515	86,522,896
2.25%, 11/15/24 - 08/15/27		147,346	153,003,636
0.38%, 04/30/25 - 12/31/25		261,996	255,514,971
0.75%, 05/31/26		40,427	39,596,351
0.63%, 03/31/27		60,677	58,650,483
2.38%, 05/15/27		20,160	21,276,675
1.25%, 03/31/28 - 05/31/28		52,269	51,783,062
3.13%, 11/15/28		6,518	7,244,910
1.63%, 08/15/29 - 05/15/31		38,077	38,616,852
1.13%, 02/15/31		6,518	6,325,770
1.38%, 11/15/31		62,517	61,725,769
Total U.S. Treasury Obligations — 10.0% (Cost: $2,314,509,060)			2,250,105,239
	Shares
Warrants(f)
Auto Components — 0.0%
Aurora Innovation, Inc. (Issued/Exercisable 05/04/22, 1 Share for 1 Warrant, Expires 12/31/28, Strike Price USD 11.50)	25,012	74,536
Embark Technology, Inc. (Issued/Exercisable 12/28/20, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.50)	18,053	35,384
		109,920
Automobiles — 0.0%
EVgo, Inc. (Issued/Exercisable 11/10/20, 1 Share for 1 Warrant, Expires 09/15/25, Strike Price USD 11.50)	118,340	313,601
Security	Shares	Value
Automobiles (continued)
Hyzon Motors, Inc. (Issued/Exercisable 12/10/20, 1 Share for 1 Warrant, Expires 10/02/25, Strike Price USD 11.50)	196,188	$ 372,757
Lightning eMotors, Inc. (Issued/Exercisable 12/15/25, 1 Share for 1 Warrant, Expires 12/15/25, Strike Price USD 11.50)	216,261	445,158
		1,131,516
Capital Markets — 0.0%
Cano Health, Inc. (Issued/Exercisable 07/06/21, 1 Share for 1 Warrant, Expires 07/06/25, Strike Price USD 11.50)	98,960	236,514
Diversified Financial Services — 0.0%
ArcLight Clean Transition Corp. II (Issued/Exercisable 05/19/22, 1 Share for 1 Warrant, Expires 02/04/23, Strike Price USD 11.50)	26,604	44,429
Austerlitz Acquisition Corp. I (Issued/Exercisable 02/17/21, 1 Share for 1 Warrant, Expires 02/19/26, Strike Price USD 11.50)	169,728	178,214
Climate Real Impact Solutions II Acquisition Corp. (Issued/Exercisable 03/11/21, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.50)	11,057	12,605
Gores Holdings VIII, Inc. (Issued/Exercisable 01/28/21, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.50)	10,525	21,366
KINS Technology Group, Inc. (Issued/Exercisable 10/31/25, 1 Share for 1 Warrant, Expires 10/31/25, Strike Price USD 11.50)(d)	469,648	234,824
Lakestar Spac I SE (Issued/Exercisable 02/22/21, 1 Share for 1 Warrant, Expires 12/31/25, Strike Price EUR 11.50)	35,820	24,468
Proof Acquisition Corp. I (Issued/Exercisable 10/01/26, 1 Share for 1 Warrant, Expires 10/01/26, Strike Price USD 11.50)(d)	109,868	109,868
Rotor Acquisition Corp. (Issued/Exercisable 01/31/26, 1 Share for 1 Warrant, Expires 01/31/26, Strike Price USD 11.50)(d)	78,620	94,344
Science Strategic Acquisition Corp. Alpha (Issued/Exercisable 01/22/21, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.50)	55,798	30,131
Tishman Speyer Innovation Corp. II (Issued/Exercisable 01/27/21, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.50)	19,914	15,115
TPB Acquisition Corp. I (Issued/Exercisable 02/19/22, 1 Share for 1 Warrant, Expires 02/19/23, Strike Price USD 11.50)	79,561	57,881
TPG Pace Beneficial Finance Corp. (Issued/Exercisable 11/17/20, 1 Share for 1 Warrant, Expires 10/09/27, Strike Price USD 11.50)	52,890	43,899
		867,144
Electrical Equipment — 0.0%
Volta, Inc. (Issued/Exercisable 10/22/20, 1 Share for 1 Warrant, Expires 06/14/27, Strike Price USD 11.50)	121,900	226,734

Schedule of Investments

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Independent Power and Renewable Electricity Producers — 0.0%
Altus Power, Inc. (Issued/Exercisable 01/22/21, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.00)	57,363	$ 147,423
Interactive Media & Services — 0.0%
Genius Sports Ltd. (Issued/Exercisable 03/30/21, 1 Share for 1 Warrant, Expires 12/31/28, Strike Price USD 11.50)	455,188	996,862
Machinery — 0.0%
Sarcos Technology and Robotics Corp. (Issued/Exercisable 12/21/20, 1 Share for 1 Warrant, Expires 06/15/27, Strike Price USD 11.50)	267,475	542,973
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/Exercisable 11/03/20, 1 Share for 1 Warrant, Expires 10/28/24, Strike Price USD 36.00)	4,466	55,379
Chesapeake Energy Corp. (Issued/Exercisable 02/09/21, 1 Share for 1 Warrant, Expires 02/09/26, Strike Price USD 35.71)	2,103	68,095
		123,474
Real Estate Management & Development — 0.0%
Offerpad Solutions, Inc. (Issued/Exercisable 10/13/20, 1 Share for 1 Warrant, Expires 10/13/25, Strike Price USD 11.50)	183,068	195,883
Target Hospitality Corp. (Issued/Exercisable 03/05/18, 1 Share for 1 Warrant, Expires 03/05/25, Strike Price USD 11.50)	8,280	2,350
		198,233
Software — 0.0%
Latch, Inc. (Issued/Exercisable 12/29/20, 1 Share for 1 Warrant, Expires 12/31/26, Strike Price USD 11.50)	89,742	164,676
Pear Therapeutics, Inc. (Issued/Exercisable 03/23/21, 1 Share for 1 Warrant, Expires 02/04/26, Strike Price USD 11.50)	63,832	38,306
		202,982
Total Warrants — 0.0% (Cost: $13,873,600)		4,783,775
Total Long-Term Investments — 121.7% (Cost: $27,520,161,605)		27,509,811,988
Short-Term Securities(q)(u)
Money Market Funds — 18.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.00%	4,149,536,319	4,149,536,319
SL Liquidity Series, LLC, Money Market Series, 0.15%(v)	5,246,161	5,246,686
Total Short-Term Securities — 18.4% (Cost: $4,154,783,005)		4,154,783,005
Options Purchased — 0.1% (Cost: $24,131,150)		17,064,735
Total Investments Before Options Written and TBA Sale Commitments — 140.2% (Cost: $31,699,075,760)		31,681,659,728
Security		Par (000)	Value
TBA Sale Commitments(r)
Mortgage-Backed Securities — (21.4)%
Ginnie Mae Mortgage-Backed Securities
2.50%, 01/15/52	USD	(55,100)	$ (56,425,782)
3.00%, 01/15/52		(3,955)	(4,092,051)
3.50%, 01/15/52		(10,020)	(10,433,282)
4.00%, 01/15/52		(5,998)	(6,316,095)
4.50%, 01/15/52		(4,505)	(4,758,019)
5.00%, 01/15/52		(3,018)	(3,217,722)
Uniform Mortgage-Backed Securities
1.50%, 01/01/52		(1,768)	(1,707,303)
2.00%, 01/01/37 - 01/01/52		(1,333,449)	(1,331,055,240)
2.50%, 01/01/37 - 01/01/52		(2,902,105)	(2,960,070,063)
3.00%, 01/01/37 - 01/01/52		(104,249)	(108,021,865)
3.50%, 01/01/37 - 01/01/52		(11,503)	(12,109,354)
4.00%, 01/01/52		(308,917)	(328,585,501)
4.50%, 01/01/52		(14,525)	(15,559,608)
5.00%, 01/01/52		(2,074)	(2,260,045)
Total TBA Sale Commitments — (21.4)% (Proceeds: $(4,846,954,611))			(4,844,611,930)
Options Written — (0.1)% (Premiums Received: $(11,483,754))			(9,860,459)
Total Investments Net of Options Written and TBA Sale Commitments — 118.7% (Cost: $26,840,637,395)			26,827,187,339
Liabilities in Excess of Other Assets — (18.7)%			(4,228,615,358)
Net Assets — 100.0%			$ 22,598,571,981
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Non-income producing security.
(g)	Restricted security as to resale, excluding 144A securities. The Master Portfolio held restricted securities with a current value of $62,689,769, representing 0.3% of its net assets as of period end, and an original cost of $76,129,800.
(h)	All or a portion of this security is on loan.
(i)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(j)	Convertible security.
(k)	Perpetual security with no stated maturity date.
(l)	Issuer filed for bankruptcy and/or is in default.
(m)	Zero-coupon bond.
(n)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(o)	Issuer is a U.S. branch of a foreign domiciled bank.
(p)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(q)	Affiliate of the Master Portfolio.
(r)	Represents or includes a TBA transaction.
(s)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(t)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(u)	Annualized 7-day yield as of period end.
(v)	All or a portion of this security was purchased with the cash collateral from loaned securities.

2021

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Total Return Portfolio
Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Par/Shares Held at 12/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Capital Finance LP, Series 1997-R2, Class AP	$ 2,523	$ —	$ —	$ —	$ 48	$ 2,571	2,839	$ —	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Class	2,208,093,771	1,941,442,548(a)	—	—	—	4,149,536,319	4,149,536,319	59,892	—
iShares iBoxx High Yield Corporate Bond ETF(b)	50,417,950	157,307,941	(208,537,024)	898,842	(87,709)	—	—	314,620	—
SL Liquidity Series, LLC, Money Market Series	60,259,745	—	(55,000,898)(a)	(12,161)	—	5,246,686	5,246,161	155,451(c)	—
				$ 886,681	$ (87,661)	$ 4,154,785,576		$ 529,963	$ —
(a)	Represents net shares purchased (sold).
(b)	As of period end, the entity is no longer held by the Master Portfolio.
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-Bobl	1,649	03/08/22	$ 250,143	$ (1,736,278)
Euro-Bund	1,268	03/08/22	247,393	(3,749,164)
Australian 10-Year Bonds	224	03/15/22	22,680	(175,303)
Australian Government Bonds (3 Year)	523	03/15/22	43,435	(32,362)
U.S. Treasury Long-Term Bonds	7,802	03/22/22	1,251,733	2,491,001
U.S. Treasury Notes (10 Year)	1,818	03/22/22	237,192	(487,982)
U.S. Ultra Treasury Bonds	4,443	03/22/22	875,826	11,234,271
U.S. Treasury Notes (2 Year)	6,117	03/31/22	1,334,557	(1,338,218)
U.S. Treasury Notes (5 Year)	17,714	03/31/22	2,142,979	751,997
30 Day Fed Fund	108	04/29/22	43,098	8,454
ASX 90 Day Bank Accepted Bills	1,668	09/08/22	1,211,433	475,366
Euro Dollar	409	09/19/22	101,427	(87,316)
ASX 90 Day Bank Accepted Bills	2,321	12/08/22	1,684,490	754,004
Brazilian Real	282	12/19/22	69,763	(26,310)
Canadian Bankers Acceptance	811	12/19/22	157,462	139,655
Schedule of Investments

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Total Return Portfolio
Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts (continued)
Swiss Franc	1,884	12/20/22	$ 630,605	$ (176,089)
Swiss Franc	3,269	03/14/23	1,093,191	(665,746)
Swiss Franc	52	03/19/24	17,365	(4,542)
				7,375,438
Short Contracts
Euro-BTP Italian Government Bond	363	03/08/22	60,756	1,284,241
Euro-Buxl	1,490	03/08/22	350,707	16,377,149
Euro-OAT	1,071	03/08/22	198,934	3,690,869
E-Mini S&P 500 Index	97	03/18/22	23,079	80,946
Russell 2000	65	03/18/22	7,289	(332,522)
U.S. Ultra Treasury Notes (10 Year)	7,398	03/22/22	1,083,345	(3,016,634)
10 Year U.K. Gilt	107	03/29/22	18,089	282,310
Brazilian Real	644	12/18/23	158,440	99,736
Euro Dollar	2,000	12/16/24	491,450	(46,671)
Swiss Franc	52	03/18/25	17,391	1,686
				18,421,110
				$ 25,796,548
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,637,265	TRY	21,309,000	Citibank N.A.	01/04/22	$ 32,145
AUD	49,434,748	USD	35,853,045	Morgan Stanley & Co. International PLC	01/10/22	114,338
CAD	45,921,476	USD	35,853,045	Royal Bank of Canada	01/10/22	449,582
EUR	31,553,835	USD	35,853,045	Bank of America N.A.	01/10/22	78,189
GBP	26,586,012	USD	35,853,045	State Street Global Markets LLC	01/10/22	131,602
USD	17,926,522	CAD	22,644,585	UBS AG	01/10/22	25,139
USD	35,853,045	GBP	26,471,143	Deutsche Bank AG	01/10/22	23,875
TRY	17,744,100	USD	1,132,000	Citibank N.A.	01/13/22	194,108
USD	2,243,000	TRY	21,308,500	Bank of America N.A.	01/13/22	650,507
USD	2,243,000	TRY	21,308,500	Bank of America N.A.	01/13/22	650,507
USD	2,238,000	TRY	24,391,962	Bank of America N.A.	01/13/22	415,064
USD	2,245,000	TRY	21,732,880	Deutsche Bank AG	01/13/22	620,790
AUD	4,760,000	JPY	385,746,592	Royal Bank of Canada	01/18/22	109,417
AUD	4,760,000	JPY	385,746,592	Royal Bank of Canada	01/18/22	109,417
EUR	3,002,000	USD	3,388,291	Goldman Sachs Bank USA	01/18/22	30,718
EUR	3,002,000	USD	3,388,291	Goldman Sachs Bank USA	01/18/22	30,718
EUR	423,000	USD	478,239	JPMorgan Chase Bank N.A.	01/18/22	3,521
EUR	423,000	USD	478,239	JPMorgan Chase Bank N.A.	01/18/22	3,521
MXN	94,869,312	USD	4,512,000	Citibank N.A.	01/18/22	107,292
MXN	94,869,312	USD	4,512,000	Citibank N.A.	01/18/22	107,292
MXN	118,715,670	USD	5,660,000	HSBC Bank PLC	01/18/22	120,398
MXN	71,530,627	USD	3,396,000	UBS AG	01/18/22	86,906
NOK	31,082,211	EUR	3,013,000	Goldman Sachs Bank USA	01/18/22	96,784
NOK	31,082,211	EUR	3,013,000	Goldman Sachs Bank USA	01/18/22	96,784
PLN	38,015,012	EUR	8,240,129	Bank of America N.A.	01/18/22	38,803
PLN	38,015,012	EUR	8,240,129	Bank of America N.A.	01/18/22	38,803
TRY	25,748,000	USD	1,613,202	UBS AG	01/18/22	302,730
USD	3,365,000	COP	13,205,942,500	Citibank N.A.	01/18/22	124,165
USD	3,365,000	COP	13,205,942,500	Citibank N.A.	01/18/22	124,165
USD	3,389,000	COP	13,471,275,000	Citibank N.A.	01/18/22	83,050
USD	3,368,000	TRY	34,564,100	Citibank N.A.	01/18/22	796,054
USD	522,000	ZAR	8,330,650	Barclays Bank PLC	01/18/22	554
USD	6,717,000	ZAR	107,191,968	Barclays Bank PLC	01/18/22	7,457
USD	6,717,000	ZAR	107,191,968	Barclays Bank PLC	01/18/22	7,457
USD	1,225,000	ZAR	19,549,898	Barclays Bank PLC	01/18/22	1,299

2021

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Total Return Portfolio
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ZAR	80,807,760	USD	5,016,000	Bank of America N.A.	01/18/22	$ 42,057
ZAR	36,273,595	USD	2,269,000	BNP Paribas SA	01/18/22	1,499
ZAR	36,273,595	USD	2,269,000	BNP Paribas SA	01/18/22	1,499
ZAR	53,540,484	USD	3,346,000	Citibank N.A.	01/18/22	5,297
CLP	1,966,130,400	USD	2,262,000	Citibank N.A.	01/19/22	39,679
CLP	2,897,738,800	USD	3,386,000	Citibank N.A.	01/19/22	6,280
CLP	2,897,738,800	USD	3,386,000	Citibank N.A.	01/19/22	6,280
USD	2,256,000	CLP	1,925,044,800	Bank of America N.A.	01/19/22	2,418
USD	2,238,000	CLP	1,844,223,900	Goldman Sachs Bank USA	01/19/22	79,032
BRL	19,464,810	USD	3,397,000	Deutsche Bank AG	02/02/22	70,416
BRL	19,464,810	USD	3,397,000	Deutsche Bank AG	02/02/22	70,416
THB	113,955,125	USD	3,389,000	Bank of New York Mellon	03/15/22	21,362
AUD	79,293,868	USD	57,282,128	Morgan Stanley & Co. International PLC	03/16/22	419,493
BRL	163,747,116	USD	28,242,000	Deutsche Bank AG	03/16/22	610,773
EUR	38,705,000	USD	43,778,122	Bank of America N.A.	03/16/22	356,450
EUR	16,530,000	USD	18,748,491	Goldman Sachs Bank USA	03/16/22	100,352
EUR	16,770,000	USD	18,948,586	Morgan Stanley & Co. International PLC	03/16/22	173,925
EUR	16,780,000	USD	19,019,962	Morgan Stanley & Co. International PLC	03/16/22	113,951
EUR	10,113,000	USD	11,428,904	UBS AG	03/16/22	102,757
GBP	42,730,000	USD	56,701,599	Barclays Bank PLC	03/16/22	1,116,222
GBP	42,760,000	USD	56,820,685	Deutsche Bank AG	03/16/22	1,037,728
GBP	21,370,000	USD	28,781,950	HSBC Bank PLC	03/16/22	133,726
GBP	21,360,000	USD	28,653,778	State Street Global Markets LLC	03/16/22	248,367
MXN	1,201,989,226	USD	56,484,987	HSBC Bank PLC	03/16/22	1,439,089
USD	2,543,606	JPY	288,419,026	Morgan Stanley & Co. International PLC	03/16/22	34,641
USD	2,760,000	RUB	207,246,192	HSBC Bank PLC	03/16/22	47,228
ZAR	457,172,531	USD	28,242,493	Citibank N.A.	03/16/22	141,078
						12,235,166
TRY	21,309,000	USD	1,637,265	Goldman Sachs Bank USA	01/04/22	(32,145)
USD	1,629,620	TRY	25,748,000	UBS AG	01/04/22	(309,872)
KZT	567,888,082	USD	1,305,760	Citibank N.A.	01/10/22	(3,096)
USD	35,853,045	AUD	49,312,768	Deutsche Bank AG	01/10/22	(25,589)
USD	17,926,523	CAD	22,722,226	Morgan Stanley & Co. International PLC	01/10/22	(36,238)
USD	35,853,045	EUR	31,524,662	Morgan Stanley & Co. International PLC	01/10/22	(44,969)
TRY	12,622,460	USD	1,126,000	Citibank N.A.	01/13/22	(182,659)
TRY	43,533,600	USD	3,719,390	Citibank N.A.	01/13/22	(465,901)
TRY	21,309,000	USD	1,630,001	Citibank N.A.	01/13/22	(37,470)
COP	6,715,643,000	USD	1,686,500	Barclays Bank PLC	01/18/22	(38,432)
COP	6,715,643,000	USD	1,686,500	Barclays Bank PLC	01/18/22	(38,432)
COP	6,717,329,500	USD	1,686,500	UBS AG	01/18/22	(38,018)
COP	6,717,329,500	USD	1,686,500	UBS AG	01/18/22	(38,018)
EUR	587,000	PLN	2,708,066	Bank of America N.A.	01/18/22	(2,764)
EUR	587,000	PLN	2,708,066	Bank of America N.A.	01/18/22	(2,764)
EUR	7,406,000	PLN	34,456,822	Bank of America N.A.	01/18/22	(106,759)
EUR	7,406,000	PLN	34,445,154	Bank of Montreal	01/18/22	(103,866)
JPY	384,251,000	AUD	4,760,000	Goldman Sachs Bank USA	01/18/22	(122,420)
JPY	384,251,000	AUD	4,760,000	Goldman Sachs Bank USA	01/18/22	(122,420)
JPY	383,875,326	AUD	4,734,000	Morgan Stanley & Co. International PLC	01/18/22	(106,769)
JPY	383,875,326	AUD	4,734,000	Morgan Stanley & Co. International PLC	01/18/22	(106,769)
RUB	237,311,503	USD	3,190,700	UBS AG	01/18/22	(42,970)
USD	8,975,997	EUR	7,938,000	Banco Santander S.A.	01/18/22	(64,674)
USD	8,975,997	EUR	7,938,000	Banco Santander S.A.	01/18/22	(64,674)
USD	3,389,000	MXN	70,705,246	Deutsche Bank AG	01/18/22	(53,717)
USD	3,399,000	MXN	71,232,163	Deutsche Bank AG	01/18/22	(69,373)
USD	4,523,000	MXN	95,489,576	Goldman Sachs Bank USA	01/18/22	(126,494)
USD	4,523,000	MXN	95,489,576	Goldman Sachs Bank USA	01/18/22	(126,494)
USD	3,438,000	MXN	72,478,348	NatWest Markets PLC	01/18/22	(91,051)
USD	4,551,000	MXN	95,942,143	NatWest Markets PLC	01/18/22	(120,530)
USD	3,392,000	ZAR	54,380,069	Bank of America N.A.	01/18/22	(11,850)
USD	5,699,000	ZAR	91,191,637	Citibank N.A.	01/18/22	(9,023)
ZAR	53,930,514	USD	3,396,000	Goldman Sachs Bank USA	01/18/22	(20,289)
Schedule of Investments

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Total Return Portfolio
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CLP	1,904,337,000	USD	2,259,000	BNP Paribas SA	01/19/22	$ (29,660)
USD	2,266,000	CLP	1,955,558,000	Citibank N.A.	01/19/22	(23,303)
USD	122,145,623	CNH	785,487,965	Citibank N.A.	02/24/22	(962,690)
USD	2,845,563	MXN	60,287,519	HSBC Bank PLC	02/24/22	(70,667)
RUB	4,235,810,150	USD	56,485,000	UBS AG	03/16/22	(1,039,897)
USD	2,760,000	AUD	3,875,966	Deutsche Bank AG	03/16/22	(60,515)
USD	11,802,520	CAD	15,081,000	Morgan Stanley & Co. International PLC	03/16/22	(117,728)
USD	5,440,000	CNH	34,878,832	Deutsche Bank AG	03/16/22	(19,519)
USD	1,969,865	EUR	1,741,741	Bank of America N.A.	03/16/22	(16,209)
USD	407,739,661	EUR	360,008,000	BNP Paribas SA	03/16/22	(2,770,589)
USD	43,974,299	EUR	38,705,000	Goldman Sachs Bank USA	03/16/22	(160,274)
USD	11,416,908	EUR	10,113,000	JPMorgan Chase Bank N.A.	03/16/22	(114,752)
USD	10,601,017	EUR	9,366,000	State Street Global Markets LLC	03/16/22	(78,854)
USD	5,023,175	EUR	4,423,000	State Street Global Markets LLC	03/16/22	(20,287)
USD	56,553,794	GBP	42,670,000	Deutsche Bank AG	03/16/22	(1,182,841)
USD	4,029,719	GBP	3,021,087	Goldman Sachs Bank USA	03/16/22	(58,104)
USD	56,715,606	GBP	42,830,000	JPMorgan Chase Bank N.A.	03/16/22	(1,237,524)
USD	52,954,380	GBP	39,698,913	Morgan Stanley & Co. International PLC	03/16/22	(762,087)
USD	1,154,594	HKD	9,003,426	Bank of America N.A.	03/16/22	(209)
USD	549,376	SGD	750,000	UBS AG	03/16/22	(6,956)
						(11,499,174)
						$ 735,992

Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
SPDR S&P 500 ETF Trust	3,756	01/07/22	USD	485.00	USD	178,395	$ 46,950
SPDR S&P 500 ETF Trust	4,014	01/14/22	USD	490.00	USD	190,649	90,315
Caesars Entertainment, Inc.	2,893	01/21/22	USD	100.00	USD	27,058	470,112
Devon Energy Corp.	8,327	01/21/22	USD	40.00	USD	36,680	3,872,055
Diamondback Energy, Inc.	962	01/21/22	USD	115.00	USD	10,375	189,995
Lions Gate Entertainment Corp.	150	01/21/22	USD	19.00	USD	250	3,375
Ovintiv, Inc.	2,414	01/21/22	USD	38.00	USD	8,135	96,560
Sabre Corp.	300	01/21/22	USD	12.00	USD	258	750
SPDR S&P 500 ETF Trust	7,577	01/21/22	USD	500.00	USD	359,877	87,135
Ford Motor Co.	3,000	02/18/22	USD	23.00	USD	6,231	184,500
SPDR S&P 500 ETF Trust	251	02/18/22	USD	490.00	USD	11,921	71,284
Xerox Holdings Corp.	300	02/18/22	USD	25.00	USD	679	13,500
Western Digital Corp.	890	04/14/22	USD	80.00	USD	5,804	153,080
Xerox Holdings Corp.	300	04/14/22	USD	30.00	USD	679	5,250
Xerox Holdings Corp.	150	07/15/22	USD	30.00	USD	340	6,000
							$5,290,861
Put
Invesco QQQ Trust, Series 1 ETF	72	01/21/22	USD	360.00	USD	2,865	4,752
iShares iBoxx High Yield Corporate Bond ETF	400	01/21/22	USD	85.00	USD	3,480	4,400
iShares Russell 2000 Index ETF	150	01/21/22	USD	195.00	USD	3,337	4,575
CommScope Holding Co., Inc.	105	02/18/22	USD	8.00	USD	116	1,050
Invesco QQQ Trust, Series 1 ETF	91	02/18/22	USD	350.00	USD	3,620	20,202
Invesco QQQ Trust, Series 1 ETF	152	02/18/22	USD	325.00	USD	6,047	15,428
iShares iBoxx High Yield Corporate Bond ETF	300	02/18/22	USD	84.00	USD	2,610	8,250
iShares Russell 2000 Index ETF	100	02/18/22	USD	190.00	USD	2,224	10,500
iShares Russell 2000 Index ETF	300	02/18/22	USD	205.00	USD	6,673	70,500
U.S. Treasury Notes (10 Year)	65	02/18/22	USD	129.00	USD	8,480	26,406
American Airlines Group, Inc.	355	03/18/22	USD	10.00	USD	638	2,485
Uber Technologies, Inc.	400	03/18/22	USD	25.00	USD	1,677	6,600
Uber Technologies, Inc.	575	03/18/22	USD	20.00	USD	2,411	4,313

2021

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Total Return Portfolio
Exchange-Traded Options Purchased (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
United Airlines Holdings, Inc.	200	03/18/22	USD	25.00	USD	876	$ 3,800
Invesco Senior Loan ETF	1,500	04/14/22	USD	20.00	USD	3,315	11,250
Pitney Bowes, Inc.	105	04/14/22	USD	6.00	USD	70	4,988
Sabre Corp.	115	04/14/22	USD	5.00	USD	99	3,048
Euro Dollar	5,046	06/13/22	USD	99.25	USD	1,253,994	788,437
							$990,984
							$ 6,281,845
OTC Barrier Options Purchased
Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
USD Currency	One-Touch	Standard Chartered Bank	—	03/07/22	CNH	6.80	CNH	6.80	USD	1,406	$ 13,937
USD Currency	One-Touch	HSBC Bank PLC	—	03/10/22	CNH	6.70	CNH	6.70	USD	4,942	110,164
											124,101
Put
USD Currency	One-Touch	Goldman Sachs International	—	02/07/22	RUB	69.00	RUB	69.00	USD	1,568	34,588
USD Currency	One-Touch	JPMorgan Chase Bank N.A.	—	02/25/22	RUB	65.00	RUB	65.00	USD	1,197	4,995
USD Currency	One-Touch	JPMorgan Chase Bank N.A.	—	02/25/22	RUB	67.00	RUB	67.00	USD	1,200	8,551
USD Currency	One-Touch	Citibank N.A.	—	02/28/22	RUB	70.00	RUB	70.00	USD	1,806	137,300
EUR Currency	One-Touch	Bank of America N.A.	—	03/01/22	PLN	4.50	PLN	4.50	EUR	1,392	215,977
USD Currency	One-Touch	Morgan Stanley & Co. International PLC	—	03/15/22	RUB	68.00	RUB	68.00	USD	1,346	42,529
EUR Currency	One-Touch	Bank of America N.A.	—	03/17/22	HUF	355.00	HUF	355.00	EUR	1,198	113,502
											557,442
											$ 681,543
OTC Options Purchased
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Bank of America N.A.	—	01/03/22	TRY	10.00	USD	8,954	$ 2,211,986
USD Currency	Bank of America N.A.	—	01/03/22	TRY	10.50	USD	6,716	1,406,941
USD Currency	Bank of America N.A.	—	01/12/22	JPY	111.00	USD	74,420	2,649,386
USD Currency	HSBC Bank PLC	—	01/14/22	MXN	21.00	USD	18,113	49,687
AUD Currency	UBS AG	—	01/21/22	JPY	83.50	AUD	21,772	161,087
								6,479,087
Put
USD Currency	Morgan Stanley & Co. International PLC	—	01/06/22	CLP	815.00	USD	13,614	1,064
USD Currency	Citibank N.A.	—	01/14/22	RUB	72.00	USD	17,962	7,525
USD Currency	Barclays Bank PLC	—	01/18/22	BRL	5.68	USD	11,320	266,750
EUR Currency	Goldman Sachs International	—	01/20/22	USD	1.13	EUR	133,540	214,294
USD Currency	JPMorgan Chase Bank N.A.	—	01/21/22	TRY	11.00	USD	3,399	54,621
EUR Currency	UBS AG	—	02/08/22	USD	1.12	EUR	101,700	224,898
USD Currency	Bank of America N.A.	—	02/10/22	CLP	850.00	USD	4,512	77,082
EUR Currency	Morgan Stanley & Co. International PLC	—	03/01/22	USD	1.12	EUR	199,230	723,007
								1,569,241
								$ 8,048,328
Schedule of Investments

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Total Return Portfolio
OTC Credit Default Swaptions Purchased
	Paid by the Fund			Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Price	Notional Amount (000)		Value
Put
Bought Protection on 5-Year Credit Default Swap, 12/20/26	1.00%	Quarterly	CDX.NA.IG.37.V1	Quarterly	JPMorgan Chase Bank N.A.	01/19/22	70.00	USD	30,000	$ 2,550
Bought Protection on 5-Year Credit Default Swap, 12/20/26	5.00%	Quarterly	CDX.NA.HY.37.V1	Quarterly	Bank of America N.A.	01/19/22	106.00	USD	6,000	4,870
Bought Protection on 5-Year Credit Default Swap, 12/20/26	5.00%	Quarterly	CDX.NA.HY.37.V1	Quarterly	Bank of America N.A.	01/19/22	106.00	USD	3,000	2,435
Bought Protection on 5-Year Credit Default Swap, 12/20/26	5.00%	Quarterly	CDX.NA.HY.37.V1	Quarterly	Goldman Sachs International	01/19/22	106.00	USD	8,000	6,493
Bought Protection on 5-Year Credit Default Swap, 12/20/26	5.00%	Quarterly	CDX.NA.HY.37.V1	Quarterly	Morgan Stanley & Co. International PLC	01/19/22	106.00	USD	5,000	4,058
Bought Protection on 5-Year Credit Default Swap, 12/20/26	5.00%	Quarterly	CDX.NA.HY.37.V1	Quarterly	JPMorgan Chase Bank N.A.	02/16/22	104.00	USD	4,000	7,325
										$27,731
OTC Interest Rate Swaptions Purchased
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Put
10-Year Interest Rate Swap, 05/18/32	1.60%	Semi-Annual	SOFR, 0.05%	Quarterly	Barclays Bank PLC	05/16/22	1.60%	USD	23,000	$ 169,882
10-Year Interest Rate Swap, 05/18/32	1.60%	Semi-Annual	SOFR, 0.05%	Quarterly	Barclays Bank PLC	05/16/22	1.60%	USD	251,200	1,855,406
										2,025,288
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
SPDR S&P 500 ETF Trust	4,015	01/14/22	USD	495.00	USD	190,697	$ (34,128)
Caesars Entertainment, Inc.	2,893	01/21/22	USD	130.00	USD	27,058	(37,609)
Devon Energy Corp.	8,327	01/21/22	USD	50.00	USD	36,681	(262,301)
Diamondback Energy, Inc.	962	01/21/22	USD	140.00	USD	10,375	(14,430)
Ovintiv, Inc.	2,414	01/21/22	USD	50.00	USD	8,135	(12,070)
Ford Motor Co.	3,000	02/18/22	USD	29.00	USD	6,231	(25,500)
							(386,038)
Put
iShares iBoxx High Yield Corporate Bond ETF	400	01/21/22	USD	81.00	USD	3,480	(1,200)
Euro Dollar (1-Year) Mid Curve	2,523	06/10/22	USD	98.00	USD	622,109	(346,912)
							(348,112)
							$ (734,150)
OTC Options Written
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Bank of America N.A.	—	01/03/22	TRY	10.00	USD	4,477	$ (1,105,993)
USD Currency	Bank of America N.A.	—	01/03/22	TRY	10.50	USD	13,432	(2,813,882)
USD Currency	Goldman Sachs International	—	01/12/22	JPY	111.00	USD	74,420	(2,649,386)

2021

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Total Return Portfolio
OTC Options Written (continued)
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
USD Currency	HSBC Bank PLC	—	01/14/22	MXN	21.60	USD	18,113	$ (11,172)
AUD Currency	UBS AG	—	01/21/22	JPY	85.00	AUD	31,102	(69,357)
USD Currency	Goldman Sachs International	—	01/21/22	RUB	76.00	USD	9,036	(80,852)
USD Currency	Morgan Stanley & Co. International PLC	—	02/08/22	CLP	850.00	USD	3,384	(83,074)
USD Currency	Bank of America N.A.	—	02/10/22	CLP	875.00	USD	3,384	(46,076)
								(6,859,792)
Put
USD Currency	Morgan Stanley & Co. International PLC	—	01/06/22	CLP	780.00	USD	27,226	(5)
USD Currency	Bank of America N.A.	—	01/12/22	JPY	97.00	USD	74,420	—
USD Currency	Citibank N.A.	—	01/14/22	RUB	70.50	USD	26,944	(1,616)
USD Currency	Barclays Bank PLC	—	01/18/22	BRL	5.49	USD	11,320	(71,037)
USD Currency	Bank of America N.A.	—	02/10/22	CLP	820.00	USD	6,768	(34,920)
								(107,578)
								$ (6,967,370)

OTC Credit Default Swaptions Written
	Paid by the Fund			Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Credit Rating	Exercise Price	Notional Amount (000)		Value
Put
Sold Protection on 5-Year Credit Default Swap, 12/20/26	CDX.NA.IG.37.V1	Quarterly	1.00%	Quarterly	JPMorgan Chase Bank N.A.	01/19/22	N/R	85.00	USD	(30,000)	$ (738)
Sold Protection on 5-Year Credit Default Swap, 12/20/26	CDX.NA.HY.37.V1	Quarterly	5.00%	Quarterly	Bank of America N.A.	01/19/22	N/R	101.00	USD	(6,000)	(1,787)
Sold Protection on 5-Year Credit Default Swap, 12/20/26	CDX.NA.HY.37.V1	Quarterly	5.00%	Quarterly	Goldman Sachs International	01/19/22	N/R	101.00	USD	(8,000)	(2,382)
Sold Protection on 5-Year Credit Default Swap, 12/20/26	CDX.NA.HY.37.V1	Quarterly	5.00%	Quarterly	Morgan Stanley & Co. International PLC	01/19/22	N/R	101.00	USD	(5,000)	(1,489)
											(6,396)
Schedule of Investments

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Total Return Portfolio
OTC Interest Rate Swaptions Written
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Put
2-Year Interest Rate Swap, 05/18/24	SOFR, 0.05%	Quarterly	1.40%	Semi-Annual	Barclays Bank PLC	05/16/22	1.40%	USD	127,000	$ (87,945)
2-Year Interest Rate Swap, 05/18/24	SOFR, 0.05%	Quarterly	1.40%	Semi-Annual	Barclays Bank PLC	05/16/22	1.40%	USD	1,381,700	(956,803)
5-Year Interest Rate Swap, 06/17/31	3-month LIBOR, 0.21%	Quarterly	3.05%	Semi-Annual	Barclays Bank PLC	06/15/26	3.05%	USD	64,391	(738,534)
5-Year Interest Rate Swap, 06/17/31	3-month LIBOR, 0.21%	Quarterly	3.05%	Semi-Annual	Deutsche Bank AG	06/15/26	3.05%	USD	32,195	(369,261)
										(2,152,543)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.33.V1	5.00%	Quarterly	12/20/24	USD	35,459	$ (2,943,465)	$ (1,959,284)	$ (984,181)
CDX.NA.IG.37.V1	1.00	Quarterly	12/20/26	USD	25,950	(644,004)	(576,444)	(67,560)
ITRAXX.XO.36.V1	5.00	Quarterly	12/20/26	EUR	56,000	(7,682,092)	(7,038,467)	(643,625)
						$ (11,269,561)	$ (9,574,195)	$ (1,695,366)
Centrally Cleared Inflation Swaps
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
4.81%	At Termination	UK RPI All Items Monthly	At Termination	09/15/23	GBP	9,270	$ 159,305	$ —	$ 159,305
5.20%	At Termination	UK RPI All Items Monthly	At Termination	10/15/23	GBP	13,800	72,157	—	72,157
5.48%	At Termination	UK RPI All Items Monthly	At Termination	11/15/23	GBP	12,560	(30,949)	—	(30,949)
UK RPI All Items Monthly	At Termination	4.34%	At Termination	09/15/26	GBP	6,800	(177,748)	—	(177,748)
UK RPI All Items Monthly	At Termination	4.57%	At Termination	10/15/26	GBP	13,800	(123,499)	—	(123,499)
UK RPI All Items Monthly	At Termination	4.89%	At Termination	11/15/26	GBP	12,560	236,709	—	236,709
UK RPI All Items Monthly	At Termination	3.42%	At Termination	11/15/30	GBP	13,500	(2,321,548)	—	(2,321,548)
U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	2.47%	At Termination	04/26/31	USD	116,930	(8,170,017)	—	(8,170,017)

2021

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Total Return Portfolio
Centrally Cleared Inflation Swaps (continued)
Paid by the Fund			Received by the Fund			Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
UK RPI All Items Monthly	At Termination	3.73%	At Termination	05/15/31	GBP	4,386	$ (576,839)	$ —	$ (576,839)
U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	2.64%	At Termination	05/21/31	USD	95,310	(4,725,480)	—	(4,725,480)
UK RPI All Items Monthly	At Termination	3.81%	At Termination	07/15/31	GBP	12,590	(1,273,692)	—	(1,273,692)
UK RPI All Items Monthly	At Termination	3.85%	At Termination	07/15/31	GBP	12,590	(1,175,437)	—	(1,175,437)
UK RPI All Items Monthly	At Termination	3.91%	At Termination	09/15/31	GBP	13,880	(923,885)	—	(923,885)
UK RPI All Items Monthly	At Termination	4.07%	At Termination	09/15/31	GBP	7,285	(284,021)	—	(284,021)
UK RPI All Items Monthly	At Termination	4.13%	At Termination	09/15/31	GBP	3,970	(112,547)	—	(112,547)
U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	2.65%	At Termination	10/08/31	USD	21,878	(523,781)	—	(523,781)
UK RPI All Items Monthly	At Termination	4.25%	At Termination	10/15/31	GBP	3,970	(25,094)	—	(25,094)
U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	2.89%	At Termination	10/29/31	USD	48,380	191,127	—	191,127
U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	2.88%	At Termination	11/01/31	USD	48,373	130,757	—	130,757
U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	2.77%	At Termination	11/05/31	USD	50,758	(517,340)	—	(517,340)
U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	2.77%	At Termination	11/05/31	USD	50,758	(503,117)	—	(503,117)
U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	2.80%	At Termination	11/08/31	USD	21,207	(132,014)	—	(132,014)
U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	2.83%	At Termination	11/10/31	USD	29,551	(99,777)	—	(99,777)
U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	2.90%	At Termination	11/15/31	USD	25,379	116,871	—	116,871
U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	2.93%	At Termination	11/15/31	USD	25,379	210,518	—	210,518
Eurostat Eurozone HICP Ex Tobacco NSA (CPTFEMU)	At Termination	2.20%	At Termination	12/15/51	EUR	1,155	(25,996)	—	(25,996)
Eurostat Eurozone HICP Ex Tobacco NSA (CPTFEMU)	At Termination	2.23%	At Termination	12/15/51	EUR	1,540	(13,377)	(5,663)	(7,714)
2.51%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	12/24/51	USD	2,300	32,049	—	32,049
							$ (20,586,665)	$ (5,663)	$ (20,581,002)
Schedule of Investments

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Total Return Portfolio
Centrally Cleared Interest Rate Swaps
Paid by the Fund			Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day ESTR, (0.58)%	At Termination	(0.43)%	At Termination	10/17/22(a)	10/17/23	EUR	192,710	$ (203,223)	$ —	$ (203,223)
1-day ESTR, (0.58)%	At Termination	(0.38)%	At Termination	10/20/22(a)	10/20/23	EUR	208,910	(84,508)	—	(84,508)
0.51%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	N/A	04/07/24	USD	49,317	512,007	—	512,007
0.86%	At Termination	1-day SONIA, 0.19%	At Termination	09/23/24(a)	09/23/25	GBP	358,850	1,163,504	—	1,163,504
0.98%	At Termination	1-day SONIA, 0.19%	At Termination	10/18/24(a)	10/18/25	GBP	321,470	474,075	—	474,075
0.90%	At Termination	1-day SONIA, 0.19%	At Termination	11/09/24(a)	11/09/25	GBP	515,290	1,207,864	—	1,207,864
2.91%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	N/A	08/23/26	USD	3,692	(302,756)	(46)	(302,710)
2.93%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	N/A	08/24/28	USD	8,170	(858,209)	128	(858,337)
3.16%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	N/A	10/03/28	USD	4,519	(534,205)	71	(534,276)
2.14%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	06/15/26(a)	06/15/31	USD	64,391	(1,067,413)	—	(1,067,413)
2.14%	Semi-Annual	3-month LIBOR, 0.21%	Quarterly	06/15/26(a)	06/15/31	USD	32,196	(524,871)	(10,768)	(514,103)
1-day SONIA, 0.19%	Annual	0.98%	Annual	N/A	10/15/31	GBP	8,651	46,340	—	46,340
6-month EURIBOR, (0.55)%	Annual	0.22%	Semi-Annual	N/A	10/19/31	EUR	13,270	(74,895)	(3,045)	(71,850)
0.98%	Annual	1-day SONIA, 0.19%	Annual	N/A	10/15/51	GBP	3,200	(168,673)	—	(168,673)
0.70%	Annual	1-day SONIA, 0.19%	Annual	N/A	11/08/51	GBP	2,477	114,099	452	113,647
1-day SONIA, 0.19%	Annual	0.70%	Annual	N/A	11/08/51	GBP	2,477	(114,100)	(107,993)	(6,107)
2.13%	Semi-Annual	3-month Canadian Bankers Acceptances, 0.52%	Semi-Annual	N/A	12/29/51	CAD	1,275	(9,040)	(852)	(8,188)
2.15%	Semi-Annual	3-month Canadian Bankers Acceptances, 0.52%	Semi-Annual	N/A	12/29/51	CAD	2,550	(25,107)	—	(25,107)
2.15%	Semi-Annual	3-month Canadian Bankers Acceptances, 0.52%	Semi-Annual	N/A	12/29/51	CAD	1,275	(13,408)	—	(13,408)
2.10%	Semi-Annual	3-month Canadian Bankers Acceptances, 0.52%	Semi-Annual	N/A	12/31/51	CAD	1,275	(1,897)	(514)	(1,383)
0.50%	Annual	1-day SONIA, 0.19%	Annual	N/A	11/29/71	GBP	1,220	112,505	—	112,505
0.52%	Annual	1-day SONIA, 0.19%	Annual	N/A	11/29/71	GBP	7,550	637,270	25,641	611,629
0.42%	Annual	1-day SONIA, 0.19%	Annual	N/A	11/30/71	GBP	1,990	274,619	—	274,619
0.45%	Annual	1-day SONIA, 0.19%	Annual	N/A	11/30/71	GBP	1,850	224,814	—	224,814
0.43%	Annual	1-day SONIA, 0.19%	Annual	N/A	12/01/71	GBP	3,780	508,095	—	508,095
								$ 1,292,887	$ (96,926)	$ 1,389,813
(a)	Forward Swap.
OTC Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
DISH DBS Corp.	5.00%	Quarterly	Goldman Sachs International	12/20/23	USD	2,168	$ (95,558)	$ 43,859	$ (139,417)
KB Home	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	USD	2,138	(187,442)	(70,502)	(116,940)

2021

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Total Return Portfolio
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Realogy Group LLC	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	USD	1,070	$ (71,444)	$ (4,121)	$ (67,323)
RR Donnelley & Sons Co.	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	USD	1,070	(91,524)	21,317	(112,841)
Beazer Homes U.S.A., Inc.	5.00	Quarterly	Barclays Bank PLC	06/20/24	USD	1,199	(102,276)	(39,457)	(62,819)
Beazer Homes U.S.A., Inc.	5.00	Quarterly	BNP Paribas S.A.	06/20/24	USD	1,000	(85,301)	(29,057)	(56,244)
Beazer Homes U.S.A., Inc.	5.00	Quarterly	BNP Paribas S.A.	06/20/24	USD	1,103	(94,087)	(34,586)	(59,501)
Tenet Healthcare Corp.	5.00	Quarterly	Barclays Bank PLC	06/20/24	USD	1,000	(78,307)	(5,799)	(72,508)
Tenet Healthcare Corp.	5.00	Quarterly	Goldman Sachs International	06/20/24	USD	1,175	(93,754)	(20,902)	(72,852)
Tenet Healthcare Corp.	5.00	Quarterly	Goldman Sachs International	06/20/24	USD	1,150	(91,760)	(20,458)	(71,302)
Tenet Healthcare Corp.	5.00	Quarterly	Goldman Sachs International	06/20/24	USD	1,175	(93,754)	(20,921)	(72,833)
Tenet Healthcare Corp.	5.00	Quarterly	Goldman Sachs International	06/20/24	USD	1,223	(95,769)	(8,579)	(87,190)
Tenet Healthcare Corp.	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/24	USD	500	(39,895)	(3,395)	(36,500)
Avis Budget Group, Inc.	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/24	USD	750	(84,520)	37,613	(122,133)
Avis Budget Group, Inc.	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/24	USD	1,680	(187,127)	83,479	(270,606)
Boeing Co.	1.00	Quarterly	BNP Paribas S.A.	12/20/24	USD	2,250	(15,264)	(26,611)	11,347
Boeing Co.	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/24	USD	5,950	(40,366)	(41,656)	1,290
Broadcom, Inc.	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/24	USD	1,325	(26,466)	24,088	(50,554)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	3,216	34,679	48,064	(13,385)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	3,215	34,668	48,049	(13,381)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	3,220	34,721	48,123	(13,402)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	3,215	34,667	47,134	(12,467)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	4,500	48,523	65,973	(17,450)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	1,948	21,005	28,559	(7,554)
Occidental Petroleum Corp.	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	5,080	30,836	1,579,103	(1,548,267)
Avis Budget Group, Inc.	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/25	USD	2,540	(306,142)	218,405	(524,547)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/26	USD	14,128	676,239	620,584	55,655
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/26	USD	3,336	159,674	170,668	(10,994)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/26	USD	3,336	159,673	175,062	(15,389)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/26	USD	3,340	159,865	173,807	(13,942)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/26	USD	3,336	159,673	175,062	(15,389)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/26	USD	3,340	159,865	185,555	(25,690)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/26	USD	3,335	159,626	195,449	(35,823)
Federative Republic of Brazil	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/26	USD	2,990	143,113	158,363	(15,250)
Federative Republic of Brazil	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/26	USD	2,990	143,113	162,282	(19,169)
Federative Republic of Brazil	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/26	USD	2,990	143,113	162,934	(19,821)
Federative Republic of Brazil	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/26	USD	2,920	139,762	161,666	(21,904)
Republic of Chile	1.00	Quarterly	Barclays Bank PLC	12/20/26	USD	5,147	(74,384)	(62,346)	(12,038)
Republic of Colombia	1.00	Quarterly	Goldman Sachs International	12/20/26	USD	22,671	1,078,933	506,470	572,463
Republic of Colombia	1.00	Quarterly	Goldman Sachs International	12/20/26	USD	10,689	508,699	238,792	269,907
Republic of Indonesia	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/26	USD	31,972	(390,223)	(346,009)	(44,214)
Republic of South Africa	1.00	Quarterly	Barclays Bank PLC	12/20/26	USD	5,680	269,423	285,028	(15,605)
Republic of South Africa	1.00	Quarterly	Citibank N.A.	12/20/26	USD	5,100	241,871	254,752	(12,881)
Republic of South Africa	1.00	Quarterly	Goldman Sachs International	12/20/26	USD	19,986	947,936	927,386	20,550
Republic of the Philippines	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/26	USD	11,217	(238,106)	(284,194)	46,088
Southwest Airlines Co.	1.00	Quarterly	Goldman Sachs International	12/20/26	USD	5,000	(13,489)	(4,703)	(8,786)
United Mexican States	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/26	USD	20,046	(91,709)	(34,514)	(57,195)
United Mexican States	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/26	USD	65,811	(301,080)	(113,310)	(187,770)
CMBX.NA.9.AAA	0.50	Monthly	Credit Suisse International	09/17/58	USD	4,537	(36,743)	49,634	(86,377)
CMBX.NA.9.AAA	0.50	Monthly	Deutsche Bank AG	09/17/58	USD	3,618	(29,297)	40,149	(69,446)
CMBX.NA.9.AAA	0.50	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	2,528	(20,475)	27,660	(48,135)
CMBX.NA.9.AAA	0.50	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	3,048	(24,684)	33,345	(58,029)
CMBX.NA.9.AAA	0.50	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	5,566	(45,079)	66,816	(111,895)
CMBX.NA.9.BBB-	3.00	Monthly	Citigroup Global Markets, Inc.	09/17/58	USD	2,080	194,234	68,371	125,863
Schedule of Investments

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Total Return Portfolio
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.BBB-	3.00%	Monthly	Goldman Sachs International	09/17/58	USD	3,544	$ 330,945	$ 274,530	$ 56,415
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	204	19,050	10,979	8,071
CMBX.NA.6.AAA	0.50	Monthly	Deutsche Bank AG	05/11/63	USD	1,668	(2,524)	298	(2,822)
CMBX.NA.6.AAA	0.50	Monthly	Deutsche Bank AG	05/11/63	USD	4,054	(6,132)	(1,215)	(4,917)
CMBX.NA.6.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	05/11/63	USD	849	237,101	76,970	160,131
CMBX.NA.13.BBB-	3.00	Monthly	Goldman Sachs International	12/16/72	USD	2,692	137,600	149,531	(11,931)
CMBX.NA.13.BBB-	3.00	Monthly	Goldman Sachs International	12/16/72	USD	2,692	137,599	144,903	(7,304)
CMBX.NA.14.BBB-	3.00	Monthly	Goldman Sachs International	12/16/72	USD	1,310	60,653	65,763	(5,110)
							$ 3,452,178	$ 6,684,240	$ (3,232,062)
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Broadcom, Inc.	1.00%	Quarterly	Citibank N.A.	06/20/24	BBB-	USD	14,931	$ 272,464	$ (563,179)	$ 835,643
Yum! Brands, Inc.	1.00	Quarterly	BNP Paribas S.A.	12/20/25	BB-	USD	2,000	14,405	(11,394)	25,799
Yum! Brands, Inc.	1.00	Quarterly	BNP Paribas S.A.	12/20/25	BB-	USD	2,000	14,406	(15,142)	29,548
Advanced Micro Devices, Inc.	5.00	Quarterly	Goldman Sachs International	06/20/26	BBB-	USD	4,000	823,333	737,627	85,706
AT&T Inc.	1.00	Quarterly	Credit Suisse International	06/20/26	BBB	USD	3,000	51,179	37,508	13,671
HCA, Inc.	5.00	Quarterly	Citibank N.A.	06/20/26	BB-	USD	5,000	881,289	798,023	83,266
NRG Energy, Inc.	5.00	Quarterly	Barclays Bank PLC	06/20/26	N/R	USD	2,000	277,061	254,011	23,050
NRG Energy, Inc.	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/26	N/R	USD	2,000	277,061	264,230	12,831
T-Mobile U.S.A., Inc.	5.00	Quarterly	Citibank N.A.	06/20/26	BB+	USD	4,000	690,814	672,399	18,415
Trust Fibra Uno	1.00	Quarterly	Citibank N.A.	06/20/26	N/R	USD	1,615	(104,859)	(161,094)	56,235
Trust Fibra Uno	1.00	Quarterly	Citibank N.A.	06/20/26	N/R	USD	410	(26,620)	(40,988)	14,368
HCA, Inc.	5.00	Quarterly	Goldman Sachs International	12/20/26		USD	2,075	392,450	406,976	(14,526)
HCA, Inc.	5.00	Quarterly	Goldman Sachs International	12/20/26	BB-	USD	3,000	567,401	537,732	29,669
Yum Brands, Inc.	1.00	Quarterly	Citibank N.A.	12/20/26	BB-	USD	2,000	(5,391)	(18,690)	13,299
CMBX.NA.7.AAA	0.50	Monthly	Morgan Stanley & Co. International PLC	01/17/47	AAA	USD	4,909	26,620	(133,198)	159,818
CMBX.NA.3.AM	0.50	Monthly	Credit Suisse International	12/13/49	N/R	USD	—(a)	—	(9)	9
CMBX.NA.3.AM	0.50	Monthly	Goldman Sachs International	12/13/49	N/R	USD	—(a)	—	(24)	24
CMBX.NA.3.AM	0.50	Monthly	JPMorgan Chase Bank N.A.	12/13/49	N/R	USD	1	—	(49)	49
CMBX.NA.9.BBB-	3.00	Monthly	Deutsche Bank AG	09/17/58	N/R	USD	906	(84,604)	(100,825)	16,221
CMBX.NA.9.BBB-	3.00	Monthly	Goldman Sachs International	09/17/58	N/R	USD	1,310	(122,330)	(141,979)	19,649
CMBX.NA.9.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	09/17/58	N/R	USD	800	(74,706)	(175,452)	100,746
CMBX.NA.9.BBB-	3.00	Monthly	JPMorgan Chase Bank N.A.	09/17/58	N/R	USD	438	(40,901)	(35,956)	(4,945)
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	1,000	(93,382)	(256,162)	162,780
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	1,060	(98,985)	(49,820)	(49,165)
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	231	(21,571)	(13,052)	(8,519)
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	1,200	(112,058)	(1,448)	(110,610)
CMBX.NA.10.A	2.00	Monthly	Deutsche Bank AG	11/17/59	A-	USD	3,340	(10,646)	(135,069)	124,423
CMBX.NA.10.A	2.00	Monthly	Deutsche Bank AG	11/17/59	A-	USD	1,670	(5,323)	(68,669)	63,346
CMBX.NA.10.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	11/17/59	BBB-	USD	60	(5,331)	(4,801)	(530)
CMBX.NA.6.BBB-	3.00	Monthly	Credit Suisse International	05/11/63	B	USD	849	(237,101)	(62,330)	(174,771)
								$ 3,244,675	$ 1,719,176	$ 1,525,499
(a)	Notional amount is less than USD 500.

2021

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Total Return Portfolio
OTC Interest Rate Swaps
Paid by the Fund			Received by the Fund		Counterparty		Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1.42%	Semi-Annual	1-day CLICP, 19,193.41	Semi-Annual	Bank of America N.A.	04/01/23	CLP	19,436,176	$ 1,265,592	$ —	$ 1,265,592
1-day CLICP, 19,193.41	Semi-Annual	1.65%	Semi-Annual	Bank of America N.A.	05/28/23	CLP	19,436,176	(1,344,851)	—	(1,344,851)
5.64%	Quarterly	1-day COOIS, 3.01%	Quarterly	Goldman Sachs International	11/22/23	COP	49,709,889	18,466	—	18,466
5.69%	Quarterly	1-day COOIS, 3.01%	Quarterly	JPMorgan Chase Bank N.A.	11/23/23	COP	24,915,715	3,808	—	3,808
5.76%	Quarterly	1-day COOIS, 3.01%	Quarterly	JPMorgan Chase Bank N.A.	11/24/23	COP	24,308,014	(3,791)	—	(3,791)
5.80%	Quarterly	1-day COOIS, 3.01%	Quarterly	Goldman Sachs International	11/29/23	COP	50,299,891	(15,916)	—	(15,916)
5.65%	Quarterly	1-day COOIS, 3.01%	Quarterly	Goldman Sachs International	12/09/23	COP	25,027,859	10,956	—	10,956
5.62%	Quarterly	1-day COOIS, 3.01%	Quarterly	Goldman Sachs International	12/13/23	COP	24,783,684	13,896	—	13,896
1-day COOIS, 3.01%	Quarterly	6.29%	Quarterly	Goldman Sachs International	11/22/26	COP	21,877,213	27,178	—	27,178
1-day COOIS, 3.01%	Quarterly	6.36%	Quarterly	JPMorgan Chase Bank N.A.	11/23/26	COP	10,938,606	21,682	—	21,682
1-day COOIS, 3.01%	Quarterly	6.41%	Quarterly	JPMorgan Chase Bank N.A.	11/24/26	COP	10,756,296	27,559	—	27,559
1-day COOIS, 3.01%	Quarterly	6.46%	Quarterly	Goldman Sachs International	11/29/26	COP	22,097,768	68,192	—	68,192
1-day COOIS, 3.01%	Quarterly	6.24%	Quarterly	Goldman Sachs International	12/09/26	COP	10,987,840	8,112	—	8,112
1-day COOIS, 3.01%	Quarterly	6.18%	Quarterly	Goldman Sachs International	12/13/26	COP	10,865,753	970	—	970
								$101,853	$—	$101,853
OTC Total Return Swaps
Paid by the Fund			Received by the Fund
Reference	Frequency	Rate	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
0.00%	At Termination	Goldman Sachs U.S. Series 4 Excess Return Strategy	At Termination	Goldman Sachs International	02/18/22	USD	3,396	$ (56,200)	$ —	$ (56,200)
0.00%	At Termination	Goldman Sachs U.S. Series 4 Excess Return Strategy	At Termination	Goldman Sachs International	02/18/22	USD	1,675	(26,890)	—	(26,890)
Universal Health Services, Inc.	At Termination	SOFR minus 0.08%, 0.05%	At Termination	BNP Paribas SA	06/10/22	USD	17	(30,813)	—	(30,813)
0.00%	At Termination	Goldman Sachs Systematic Skew U.S. Series 10 Excess Return Strategy	At Termination	Goldman Sachs International	12/07/22	USD	31	29,547	—	29,547
								$ (84,356)	$ —	$ (84,356)
Schedule of Investments

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Total Return Portfolio
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Master Portfolio were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 2,637,743,241	$ 171,753,581	$ 2,809,496,822
Common Stocks
Aerospace & Defense	—	9,658,391	—	9,658,391
Capital Markets	—	3,575,359	—	3,575,359
Chemicals	4,636,946	—	—	4,636,946
Diversified Financial Services	23,349,160	—	1,096,753	24,445,913
Diversified Telecommunication Services	6,814,343	—	—	6,814,343
Energy Equipment & Services	31	—	—	31
Entertainment	4,559,776	3,264,371	—	7,824,147
Equity Real Estate Investment Trusts (REITs)	25,561,270	—	—	25,561,270
Health Care Providers & Services	5,101,403	7,533,766	—	12,635,169
Hotels, Restaurants & Leisure	5,446,439	—	—	5,446,439
Household Durables	12,902,161	—	—	12,902,161
Interactive Media & Services	5,181,026	—	—	5,181,026
Internet & Direct Marketing Retail	17,338,568	—	—	17,338,568
Machinery	2,679,820	27,785,747	—	30,465,567
Media	2,284,940	—	—	2,284,940
Metals & Mining	—	65,361	—	65,361
Oil, Gas & Consumable Fuels	35,016,892	—	—	35,016,892
Professional Services	—	3,201,851	—	3,201,851
Real Estate Management & Development	14,975,227	3,773,165	—	18,748,392
Software	5,953,780	3,897,119	—	9,850,899
Technology Hardware, Storage & Peripherals	7,336,125	—	—	7,336,125
Corporate Bonds	—	7,207,056,178	43,352,830	7,250,409,008
Floating Rate Loan Interests	—	513,625,501	192,840,395	706,465,896
Foreign Agency Obligations	—	152,006,465	—	152,006,465
Foreign Government Obligations	—	392,196,444	—	392,196,444
Municipal Bonds	—	147,197,198	—	147,197,198
Non-Agency Mortgage-Backed Securities	—	1,486,752,930	169,899,380	1,656,652,310
Preferred Securities	—	167,438,832	14,972,760	182,411,592

2021

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Total Return Portfolio
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Rights	$ —	$ —	$ 111,571	$ 111,571
U.S. Government Sponsored Agency Securities	—	11,714,985,878	—	11,714,985,878
U.S. Treasury Obligations	—	2,250,105,239	—	2,250,105,239
Warrants
Auto Components	109,920	—	—	109,920
Automobiles	686,358	445,158	—	1,131,516
Capital Markets	236,514	—	—	236,514
Diversified Financial Services	428,108	—	439,036	867,144
Electrical Equipment	226,734	—	—	226,734
Independent Power and Renewable Electricity Producers	147,423	—	—	147,423
Interactive Media & Services	996,862	—	—	996,862
Machinery	542,973	—	—	542,973
Oil, Gas & Consumable Fuels	123,474	—	—	123,474
Real Estate Management & Development	198,233	—	—	198,233
Software	202,982	—	—	202,982
Short-Term Securities
Money Market Funds	4,149,536,319	—	—	4,149,536,319
Options Purchased
Credit Contracts	—	27,731	—	27,731
Equity Contracts	5,463,627	3,375	—	5,467,002
Foreign Currency Exchange Contracts	—	8,729,871	—	8,729,871
Interest Rate Contracts	814,843	2,025,288	—	2,840,131
Unfunded Floating Rate Loan Interests	—	4,946	7,382	12,328
Unfunded SPAC PIPE Commitments	—	—	668,694	668,694
Liabilities
TBA Sale Commitments	—	(4,844,611,930)	—	(4,844,611,930)
Unfunded Floating Rate Loan Interests	—	—	(103,008)	(103,008)
	$ 4,338,852,277	$ 21,898,487,475	$ 595,039,374	26,832,379,126
Investments valued at NAV(a)				5,246,686
				$ 26,837,625,812
Derivative Financial Instruments(b)
Assets
Credit Contracts	$ —	$ 3,216,345	$ —	$ 3,216,345
Equity Contracts	80,946	29,547	—	110,493
Foreign Currency Exchange Contracts	99,736	12,019,013	—	12,118,749
Interest Rate Contracts	37,491,003	6,715,510	—	44,206,513
Other Contracts	—	1,149,493	—	1,149,493
Liabilities
Credit Contracts	—	(6,624,670)	—	(6,624,670)
Equity Contracts	(719,760)	(113,903)	—	(833,663)
Foreign Currency Exchange Contracts	(26,310)	(18,250,391)	—	(18,276,701)
Interest Rate Contracts	(11,863,217)	(7,376,387)	—	(19,239,604)
Other Contracts	—	(21,730,495)	—	(21,730,495)
	$ 25,062,398	$ (30,965,938)	$ —	$ (5,903,540)
(a)	Certain investments of the Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Schedule of Investments

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Total Return Portfolio
A reconciliation of Level 3 investments is presented when the Master Portfolio had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following tables are a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Preferred Securities
Assets
Opening Balance, as of September 30, 2021	$ 92,177,417	$ 962,397	$ 42,593,155	$ 202,765,544	$ 83,897,836	$ —
Transfers into Level 3	15,494,061	—	—	42,393,698	8,471,155	14,972,760
Transfers out of Level 3	(11,997,329)	—	—	(27,118,330)	(940,950)	—
Other(a)	—	(112,736)	112,736	—	—	—
Accrued discounts/premiums	62,026	—	20,170	33,195	62,918	—
Net realized gain (loss)	46,380	(2,515,338)	261,342	2,192,207	(7,461)	—
Net change in unrealized appreciation (depreciation)(b)	(643,328)	2,843,336	(1,896,992)	(2,506,665)	(156,867)	—
Purchases	80,470,862	220	7,071,675	48,113,296	78,960,245	—
Sales	(3,856,508)	(81,126)	(4,809,256)	(73,032,550)	(387,496)	—
Closing Balance, as of December 31, 2021	$ 171,753,581	$ 1,096,753	$ 43,352,830	$ 192,840,395	$ 169,899,380	$ 14,972,760
Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2021(b)	$ (643,327)	$ 246,872	$ 24,958	$ (567,099)	$ (156,867)	$ —
	Rights	Warrants	Unfunded Floating Rate Loan Interests	Unfunded SPAC PIPE Commitments	Total
Assets
Opening Balance, as of September 30, 2021	$ 102,989	$ 344,768	$ 1,951	$ 3,032,416	$ 425,878,473
Transfers into Level 3	—	—	—	—	81,331,674
Transfers out of Level 3	—	—	—	—	(40,056,609)
Other(a)	—	—	—	—	—
Accrued discounts/premiums	—	—	—	—	178,309
Net realized gain (loss)	—	—	—	—	(22,870)
Net change in unrealized appreciation (depreciation)(b)	8,582	(15,600)	5,431	(2,363,722)	(4,725,825)
Purchases	—	190,868	—	—	214,726,166
Sales	—	—	—	—	(82,166,936)
Closing Balance, as of December 31, 2021	$ 111,571	$ 439,036	$ 7,382	$ 668,694	$ 595,142,382
Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2021(b)	$ 8,582	$ (15,600)	$ 5,431	$ (2,363,722)	$ (3,460,772)
Unfunded Floating Rate Loan Interests
Liabilities
Opening Balance, as of September 30, 2021	$ (8,042)
Transfers into Level 3	—
Transfers out of Level 3	—
Other(a)	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(b)	(94,966)
Purchases	—
Sales	—
Closing Balance, as of December 31, 2021	$ (103,008)
Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2021(b)	$ (94,969)

(a)	Certain Level 3 investments were re-classified between Common Stocks and Corporate Bonds.
(b)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2021, is generally due to investments no longer held or categorized as Level 3 at period end.
Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar

2021

Schedule of Investments (unaudited)  (continued)
December 31, 2021
Master Total Return Portfolio
CLP	Chilean Peso
CNH	Chinese Yuan Offshore
CNY	Chinese Yuan
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
JPY	Japanese Yen
KZT	Kazakhstani Tenge
MXN	Mexican Peso
NOK	Norwegian Krone
PLN	Polish Zloty
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand
Portfolio Abbreviation
ABS	Asset-Backed Security
CD	Certificate of Deposit
CLICP	Chile Indice de Camara Promedio Interbank Overnight Index
CLN	Credit-Linked-Note
CLO	Collateralized Loan Obligation
DAC	Designated Activity Co.
ESTR	Euro Short-Term Rate
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FKA	Formally Known As
GO	General Obligation Bonds
HFA	Housing Finance Agency
IO	Interest Only
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium-Term Note
OTC	Over-the-Counter
PIK	Payment-in-Kind
RB	Revenue Bonds
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPDR	Standard & Poor’s Depository Receipt
TBA	To-be-Announced
UK RPI	United Kingdom Retail Price Index
Schedule of Investments